          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 25, 2001

                                              REGISTRATION NOS. 2-96223/811-3240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       -----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No. [ ]

                           Post Effective Amendment No. 30             [X]
                                                        --


and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No. 70 [X]
                                                  --


                       -----------------------------------


                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-1230
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                       -----------------------------------

                             PAULETTA P. COHN, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                       -----------------------------------

     It is proposed that this filing will become effective:
     [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

     [X]   On May 1, 2001 pursuant to paragraph (b) of Rule 485

     [ ]   60 days after filing pursuant to paragraph (a) (1) of Rule 485
     [ ]   on [DATE] pursuant to paragraph (a) (1) of Rule 485
                       -----------------------------------
                      TITLE OF SECURITIES BEING REGISTERED:
                        Group Variable Annuity Contracts
           CONTRACT FORM UIT-981 AND INDEPENDENCE PLUS CONTRACT SERIES

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT
                                  SHALL FILE A

       FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a)
     OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AT THE COMMISSION, ACTING PURSUANT TO SAID
                           SECTION 8(a) MAY DETERMINE.

                                                           CONTRACT FORM UIT-981
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY


                                                                      Prospectus

                                                                     May 1, 2001


                                           AMERICAN GENERAL FINANCIAL GROUP LOGO

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS

CONTRACT FORM UIT-981
SEPARATE ACCOUNT A

                                                                     May 1, 2001


PROSPECTUS


This prospectus describes flexible Purchase Payment individual fixed and variable annuity contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.



The Contracts permit you to invest in and receive retirement benefits in up to 3 out of a total of 6 Fixed and Variable Account Options (1 fixed and 5 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of the North American Funds Variable Product Series I ("NAFV I").


--------------------------------------------------------------------------------


This prospectus provides you with information you should know before investing in the Contracts. Please read and retain this prospectus for future reference.



A Statement of Additional Information, dated May 1, 2001, contains additional information about the Contracts and is part of this prospectus. For a free copy, call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
ABOUT THE PROSPECTUS..............................     1
FEE TABLE.........................................     2
SUMMARY...........................................     4
SELECTED PURCHASE UNIT DATA.......................     6
GENERAL INFORMATION...............................     7
    About the Contracts...........................     7
    About VALIC...................................     7
    About VALIC Separate Account A................     7
    Units of Interests............................     7
    Distribution of the Contracts.................     8
VARIABLE ACCOUNT OPTIONS..........................     8
    Summary of Funds..............................     8
PURCHASE PERIOD...................................     9
    Purchase Payments.............................     9
    Purchase Units................................     9
    Calculation of Purchase Unit Value............    10
    Choosing Investment Options...................    10
      Fixed Account Option........................    10
      Variable Account Options....................    10
    Stopping Purchase Payments....................    11
TRANSFERS BETWEEN INVESTMENT OPTIONS..............    11
    During the Purchase Period....................    11
    During the Payout Period......................    11
    Communicating Transfer or Reallocation
      Instructions................................    11
    Effective Date of Transfer....................    12
    Market Timing.................................    12
FEES AND CHARGES..................................    13
    Account Maintenance Fee.......................    13
    Surrender Charge..............................    13
      Amount of Surrender Charge..................    13
      10% Free Withdrawal.........................    13
      Exceptions to Surrender Charge..............    13
    Premium Tax Charge............................    14
    Separate Account Charges......................    14
    Fund Annual Expense Charges...................    14
    Other Tax Charges.............................    14
    Reduction or Waiver of Account Maintenance Fee
      and Surrender Charge........................    14
PAYOUT PERIOD.....................................    15
    Fixed Payout..................................    15
    Variable Payout...............................    15
    Combination Fixed and Variable Payout.........    15
    Payout Date...................................    16
    Payout Options................................    16
    Enhancements to Payout Options................    16
    Payout Information............................    16
SURRENDER OF ACCOUNT VALUE........................    17
    When Surrenders Are Allowed...................    17
    Surrender Process.............................    17
    Amount That May Be Surrendered................    17
    Surrender Restrictions........................    18
    Partial Surrenders............................    18
                                                    PAGE
                                                    ----

DEATH BENEFITS....................................    19
    The Process...................................    19
    Beneficiary Information.......................    19
    During the Purchase Period....................    19
    During the Payout Period......................    19
HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS...............................    20
    Types of Investment Performance Information
      Advertised..................................    20
      Total Return Performance Information........    20
      Standard Average Annual Total Return........    20
      Nonstandard Average Annual Total Return.....    20
      Cumulative Total Return.....................    20
      Annual Change in Purchase Unit Value........    20
      Cumulative Change in Purchase Unit Value....    20
      Total Return Based on Different Investment
        Amounts...................................    21
      An Assumed Account Value of $10,000.........    21
    Yield Performance Information.................    21
      North American - AG 1 Money Market
        Division..................................    21
      Divisions Other Than The Money Market
        Division..................................    21
OTHER CONTRACT FEATURES...........................    21
    Changes That May Not Be Made..................    21
    Change of Beneficiary.........................    21
    Cancellation -- The 10 Day Free Look..........    21
    We Reserve Certain Rights.....................    22
    Fund Changes..................................    22
    Relationship to Employer's Plan...............    22
VOTING RIGHTS.....................................    22
    Who May Give Voting Instructions..............    22
    Determination of Fund Shares Attributable to
      Your Account................................    22
      During Purchase Period......................    22
      During Payout Period or after a Death
        Benefit Has Been Paid.....................    22
    How Fund Shares Are Voted.....................    22
FEDERAL TAX MATTERS...............................    23
    Type of Plans.................................    23
    Tax Consequences in General...................    23
    Effect of Tax-Deferred Accumulations..........    24
THE POWER OF TAX-DEFERRED GROWTH..................    24
PRIVACY NOTICE....................................    26


                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.


The specific terms that we define for you in this prospectus are:



DEFINED TERMS                                       PAGE NO.
-------------                                       --------

Account Value.....................................     11

Annuitant.........................................     17

Assumed Investment Rate...........................     14

Beneficiary.......................................     17

Contract Owner....................................     17

Divisions.........................................     18

Fixed Account Option..............................     17

Home Office.......................................     11

Mutual Fund or Fund...............................     7

Participant.......................................     1

Participant Year..................................     12

Payout Period.....................................     11

Payout Unit.......................................     14

Proof of Death....................................     19

Purchase Payments.................................   8, 18

Purchase Period...................................     11

Purchase Unit.....................................     9

VALIC Separate Account A..........................     22

Variable Account Options..........................   8, 17


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, the Contracts, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.


This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. The Contracts will allow you to accumulate retirement dollars in a Fixed Account Option and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of the Contracts except where the Fixed Account Option is specifically mentioned.



For specific information about the Variable Account Options, you should refer to the NAFV I prospectus, available at www.valic.com (or call 1-800-448-2542).


Following this introduction is a summary of the major features and options of the Contracts. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------


This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in the NAFV I prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.



CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge (as a percentage of
    Purchase Payments received during the last 36
    months)(2)                                      5.00%
ACCOUNT MAINTENANCE FEE(2)                          $ 30
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):
  Mortality and Expense Risk                        1.00%
FUND ANNUAL EXPENSES
(as a percentage of average net assets):



                                                                               TOTAL
                                                     MANAGEMENT     OTHER       FUND
 FUND                                                   FEES     EXPENSES(3)  EXPENSES
 ----                                                ----------  -----------  --------
 North American - AG Asset Allocation Fund(4)            0.50%        0.05%      0.55%
 North American - AG Capital Conservation Fund           0.50         0.05       0.55
 North American - AG MidCap Index Fund                   0.31         0.05       0.36
 North American - AG 1 Money Market Fund                 0.50         0.06       0.56
 North American - AG Stock Index Fund                    0.26         0.05       0.31


------------


(1)  Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.
(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" and "Exceptions to Surrender Charge" in this prospectus. There will be no surrender charge on purchase payments received more than 36 months prior to surrender. Also, in any Participant Year, the first withdrawal of up to 10% of Account Value will not be subject to a surrender charge.
(3) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See the NAFV I prospectus for a detailed explanation of these fees.
(4)  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

EXAMPLE #1 -- If you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------


TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:



                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
 North American - AG Asset Allocation / Div.5         $16      $50      $86      $189
 North American - AG Capital Conservation / Div.1      16       50       86       189
 North American - AG MidCap Index / Div.4              14       44       76       168
 North American - AG 1 Money Market / Div.2            16       50       87       190
 North American - AG Stock Index / Div.10              14       43       74       162



EXAMPLE #2 -- If you surrender the Contract at the end of the period shown:

--------------------------------------------------------------------------------


TOTAL EXPENSES: You would pay the following expenses on a $1,000 investment under a typical Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:



                                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                    ------  -------  -------  --------
 North American - AG Asset Allocation / Div.5                        $63     $100      $86      $189
 North American - AG Capital Conservation / Div.1                     63      100       86       189
 North American - AG MidCap Index / Div.4                             61       94       76       168
 North American - AG 1 Money Market / Div.2                           63      100       87       190
 North American - AG Stock Index / Div.10                             60       93       74       164



Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds, which are, in effect, passed on to the Contract Owners and Participants.

SUMMARY
------------------------------------------------------------------


The following is a summary of the major features of the Contracts. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.


FIXED AND VARIABLE OPTIONS


The Contracts offer a choice from among 5 Variable Account Options. Each of the Variable Account Options shown below is a series of NAFV I, advised by American General Advisers, a division of VALIC. You will not be able to invest in all of the Variable Account Options described below within an annuity contract. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. The Contracts also offer a Fixed Account Option.

--------------------------------------------------------------------------------


                  FIXED ACCOUNT
                  OPTION
 -------------------------------------------------------------------------------------------------------
 FIXED OPTION     General Account
 -------------------------------------------------------------------------------------------------------
 VARIABLE         VARIABLE ACCOUNT      INVESTMENT STRATEGY                         ADVISER
 OPTIONS          OPTIONS
 -------------------------------------------------------------------------------------------------------
 INDEX EQUITY     North American - AG   Growth through investments tracking the     American General
 FUNDS            MidCap Index Fund     S&P MidCap 400-Registered Trademark- Index  Advisers
                  --------------------------------------------------------------------------------------
                  North American - AG   Growth through investments tracking the     American General
                  Stock Index Fund      S&P 500-Registered Trademark- Index         Advisers
 -------------------------------------------------------------------------------------------------------
 INCOME FUNDS     North American - AG   Income and possible growth through          American General
                  Capital Conservation  investments in high quality debt            Advisers
                  Fund                  securities
 -------------------------------------------------------------------------------------------------------
 MONEY MARKET     North American - AG   Income through investments in short-term    American General
 FUNDS            1 Money Market Fund   money market securities                     Advisers
 -------------------------------------------------------------------------------------------------------
 ASSET            North American - AG   Maximum return through investments in a     American General
 ALLOCATION       Asset Allocation      mix of stocks, bonds and money market       Advisers
 FUNDS            Fund                  securities
 -------------------------------------------------------------------------------------------------------



A detailed description of the investment objective of each mutual fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for NAFV I.


GUARANTEED DEATH BENEFIT

The Contracts offer a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer the money in your account among the investment options. You may transfer your Account Values between Variable Account Options or to the Fixed Account Option once every 30 days during the Purchase Period.

Your Account Value in the Fixed Account must remain there for at least 90 days before it can be transferred to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options or to the Fixed Account Option once every 365 days.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

An annual account maintenance fee which is currently $30, but may be increased or decreased, is charged to your account.

SURRENDER CHARGE


Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is 5% of the contributions you made to your account during the last 36 months.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

------------------------------------------------------------------
[SIDE NOTE]

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.


FOR MORE INFORMATION ON "PURCHASE PAYMENTS" REFER TO THE "PURCHASE PERIOD" SECTION OF THIS PROSPECTUS.


[END SIDE NOTE]

PREMIUM TAX CHARGE


Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."


SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

SINCE SOME OF THESE FEES MAY NOT APPLY TO YOUR CONTRACT, CONSULT YOUR VALIC RETIREMENT PLAN SPECIALIST TO SEE HOW THESE PROVISIONS APPLY TO YOU.

PAYOUT OPTIONS


When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.


FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

If the Contract is a flexible Purchase Payment Contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant Account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the Contract is a single Purchase Payment Contract, the minimum Purchase Payment is $1,000 per Contract. These minimums may be waived where one purchaser, such as an employer, purchases a number of contracts.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------


                                                                                     NORTH          NORTH
                                                      NORTH           NORTH      AMERICAN - AG  AMERICAN - AG        NORTH
                                                  AMERICAN - AG   AMERICAN - AG      ASSET         CAPITAL      AMERICAN - AG 1
                                                   STOCK INDEX    MIDCAP INDEX    ALLOCATION    CONSERVATION      MONEY MARKET
                                                 DIVISION 10(2)   DIVISION 4(1)   DIVISION 5     DIVISION 1        DIVISION 2
                                                 ---------------  -------------  -------------  -------------  ------------------
 DECEMBER 31, 2000
   Purchase Units in Force.....................        5,062,272    146,197,467     52,959,577      1,162,015         1,601,984
   Purchase Unit Value.........................       $ 9.061153      $6.604931      $4.029885      $3.970544         $2.686603
 DECEMBER 31, 1999
   Purchase Units in Force.....................        5,858,523    151,288,816     61,240,667      1,415,413         1,632,469
   Purchase Unit Value.........................       $10.095883      $5.721920      $4.174280      $3.673180         $2.559979
 DECEMBER 31, 1998
   Purchase Units in Force.....................        6,655,796    169,039,887     60,237,818      1,689,443         1,700,333
   Purchase Unit Value.........................       $ 8.457722      $5.029093      $3.772519      $3.726168         $2.468627
 DECEMBER 31, 1997
   Purchase Units in Force.....................        7,438,537    171,065,657     57,307,351      1,831,961         1,931,439
   Purchase Unit Value.........................       $ 6.652806      $4.269122      $3.219282      $3.505970         $2.371163
 DECEMBER 31, 1996
   Purchase Units in Force.....................        8,381,704    172,816,978     65,292,617      1,991,536         2,142,534
   Purchase Unit Value.........................       $ 5.049088      $3.272588      $2.651899      $3.262402         $2.277444
 DECEMBER 31, 1995
   Purchase Units in Force.....................        9,885,873    172,613,690     75,851,431      2,402,085         2,917,361
   Purchase Unit Value.........................       $ 4.155057      $2.782677      $2.411022      $3.238370         $2.190686
 DECEMBER 31, 1994
   Purchase Units in Force.....................       12,207,684    171,442,018     89,377,860      2,953,861         3,442,237
   Purchase Unit Value.........................       $ 3.056808      $2.153183      $1.951533      $2.709029         $2.096416
 DECEMBER 31, 1993
   Purchase Units in Force.....................       14,043,516    134,621,879     93,899,802      3,590,916         4,129,981
   Purchase Unit Value.........................       $ 3.066025      $2.259378      $1.997266      $2.913980         $2.040131
 DECEMBER 31, 1992
   Purchase Units in Force.....................       16,275,183     81,007,871     80,637,090      4,086,583         5,536,887
   Purchase Unit Value.........................       $ 2.818583      $2.021271      $1.846025      $2.628509         $2.006700
 DECEMBER 31, 1991
   Purchase Units in Force.....................       17,981,945     49,106,844     76,624,765      4,464,580         7,282,083
   Purchase Unit Value.........................       $ 2.746708      $1.858030      $1.878219      $2.444253         $1.963118


------------

  *  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.
(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division 10D. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10D of equivalent value as calculated at the close of business on April 30, 1992.
(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Selected Purchase Unit Data prior to October 1, 1991 reflects investment experience prior to these changes.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. They offer you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Option and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contracts. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, UIT-981's investment adviser and underwriter, respectively, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.



On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contracts' Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in the Contracts. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Five Divisions are available and represent the Variable Account Options in the Contracts. Each of these Divisions invests in a different Mutual Fund made available through the Contracts. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in the Contracts. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in the Contracts, the Texas Insurance Code requires

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[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY THE CONTRACTS. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]

that the assets of VALIC Separate Account A attributable to a Contract be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of that Contract. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.


UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The Variable Annuity Marketing Company ("the Distributor") an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


The Company will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by the Company will range up to 6.0% of each Purchase Payment. In addition, the Company will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------


The Contracts enable you to participate in Divisions that represent five Variable Account Options. Your retirement program may limit the number of Variable Account Options in which you may invest. Certain additional limitations may also apply. See "About VALIC Separate Account A" in this prospectus.



Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of NAFV I. NAFV I serves as the investment vehicle for the Contracts.



NAFV I is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each Mutual Fund option, including charges and expenses, you should refer to the prospectus of NAFV I.


SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below.


NORTH AMERICAN - AG ASSET ALLOCATION FUND


Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.


NORTH AMERICAN - AG CAPITAL CONSERVATION FUND


Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.


NORTH AMERICAN - AG MIDCAP INDEX FUND


Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400-Registered Trademark- Index**.


NORTH AMERICAN - AG 1 MONEY MARKET FUND


Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


NORTH AMERICAN - AG STOCK INDEX FUND


Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index-Registered Trademark-**.

----------

** "Standard & Poor's-Registered Trademark-", S&P-Registered Trademark-, "S&P 500-Registered Trademark-" and "S&P MidCap 400-Registered Trademark-" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

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[SIDE NOTE]


PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY THE CONTRACTS.


PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE YOUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

[END SIDE NOTE]

PURCHASE PERIOD
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The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which your Contract was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. In the case of a Periodic Payment, the amount of each Purchase Payment allocated to each of the Variable Account Options and the Fixed Account Option must be at least $30. The Single Payment minimum applies to each of your Contracts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a Contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:


  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses an Option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time (see Calculation of Purchase Unit Value below for more information). Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated

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[SIDE NOTE]

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]
and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit Value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
              Gross Investment Rate
=             (EQUALS)
              The Division's investment income and capital gains and
              losses (whether realized or unrealized) on that day from
              the assets attributable to the Division.
 DIVIDED BY   (DIVIDED BY)
              The value of the Division for the immediately preceding
              day on which the values are calculated.


We calculate the gross investment rate as of 4:00 p.m. Eastern Time on each business day when the Exchange is open.



STEP 2: Calculate net investment rate for any day as follows:
       Net Investment Rate
=      (EQUALS)
       Gross Investment Rate (calculated in Step 1)
-      (MINUS)
       Separate Account charges and any income tax charges.

STEP 3: Determine Purchase Unit Value for that day.
       Purchase Unit Value for that day.
=      (EQUALS)
       Purchase Unit Value for immediate preceding day.
X      (MULTIPLIED BY)
       Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 6 investment options offered in the Contracts. This includes the Fixed Account Option and 5 Variable Account Options. The Funds that underlie the Variable Account Options are registered as separate portfolios of NAFV I. NAFV I is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Option is not subject to regulation under the Act and interests in the Fixed Account Option are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTION

The Fixed Account Option is part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Option. Purchase Payments you allocate to the Fixed Account Option are guaranteed to earn at least a minimum rate of interest. Interest is paid on the Fixed Account Option at declared rates. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.


Here is how you may calculate the value of your Fixed Account
Option during the Purchase
Period:
       Value of Your Fixed Account Option
=      (EQUALS)
       All Purchase Payments made to the Fixed Account Option
+      (PLUS)
       Amounts transferred from Variable Account Options to the Fixed Account Option
+      (PLUS)
       All interest earned
-      (MINUS)
       Amounts transferred or withdrawn from Fixed Account Option
       (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than 3 investment options. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus and in the NAFV I prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus.

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[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account
Option in your account during the Purchase Period:
       Value of Your Variable Account Option
=      (EQUALS)
       Total Number of Purchase Units
X      (MULTIPLIED BY)
       Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

In the case of an individual contract, if both your Account Value and Purchase Payments (less any withdrawals) falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. In the case of a group contract, if your Account Value (less any withdrawals) falls below $300, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closures will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in your Contract without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.


DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between your Contract's Fixed Account Option and Variable Account Options.


We currently permit transfers between Variable Account Options or from Variable Account Options to the Fixed Account Option once every 30 days. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.


Transfers are also permitted from the Fixed Account Option subject to a 90-day holding period for transfers previously made from the Variable Account Option.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between your Contract's investment options subject to the following limitations:


       ACCOUNT                                    OPTION                                                        OTHER
        OPTION                                    VALUE                                   FREQUENCY         RESTRICTIONS
 --------------------  ------------------------------------------------------------  --------------------  ---------------
 Variable:             Up to 100%                                                    Once every 365 days   None
 COMBINATION FIXED     Up to 100% of money in variable option payout                 Once every 365 days   None
   AND VARIABLE
   PAYOUT:

 Fixed:                Not permitted                                                 --                    --

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.



Instructions for transfers or reallocations may be made via the internet as follows:



- Log on to www.valic.com



- Click "View Your Account Here" and log into VALIC Online

---------------------------------------------------

- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu



- Select the desired account, input the transaction request, then click
  "Continue"



- Review your transaction request for accuracy and then click "Continue" to submit to VALIC



Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:



- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone



- Press 1 for "Account Inquiries and Transaction Requests"



- Enter your Social Security Number and personal identification number (PIN)



- Select the desired account and press 2 for an asset transfer or allocation change



- Follow the scripts to complete your transaction request and to submit to VALIC



Instructions for transfer or reallocations may also be made as follows:



- Call 1-800-621-7792



- Enter your Social Security Number



- You may use the automated telephone system or speak with a Client Service Professional



You may also send written instructions by completing a VALIC form for transfers or reallocations:



- Written instructions should be sent to VALIC's Home Office



- A VALIC financial change form is required



- Written instructions are required if you are requesting a transfer to or from the MVA Option



- Written instructions are required if you have notified us not to accept telephone instructions



- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing



No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.



You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.



EFFECTIVE DATE OF TRANSFER


The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;


  (Normally, this will be 4:00 P.M. Eastern Time); otherwise


- The next date values are calculated.

MARKET TIMING


The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.

FEES AND CHARGES
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By investing in the Contracts, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30.00 will be deducted on the last day of the calendar quarter following receipt of the first purchase payment and annually on that date after that. We will sell Purchase Units from your Account to pay the account maintenance fee. The fee will be assessed equally among the Variable Account Options and the Fixed Account Option that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for your Contract. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if the Contracts are issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

No account maintenance fee will be assessed during the Payout Period.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge is equal to five percent (5%) of the amount of all Purchase Payments received during the past 36 months.

10% FREE WITHDRAWAL

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit or to any subsequent withdrawals in that year. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 36 months prior to the date of surrender; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender (applicable to qualified contracts only).

The surrender charge may be reduced or waived if a Contract is issued to certain types of plans or similar arrangements which are expected to result

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES


Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges indirectly cost you because they lower your return.


OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE AND SURRENDER CHARGE

We may, as described below, determine that the account maintenance fee and surrender charges for the Contracts may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

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The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1)  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - The Fixed Account Option (payment is fixed and guaranteed).

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

Up to 3 Variable Account Options may be chosen, or up to 2 Variable Account Options if the Fixed Account Option is chosen.

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and fifteen. Upon your death, payments will continue to your beneficiary until the designated period is completed. The Annuitant may elect during the payout period to receive a lump sum payment equal to the remaining Annuity Value.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an

---------------------------------------------------
excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - The Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS



If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.



We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the NAFV I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.



We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.



We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.


AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                Your Account
   Allowed                        Value(1)
  Surrender     = (EQUALS)        -(MINUS)
    Value                      Any Applicable
                              Surrender Charge
   (1) Equals the Account Value next computed
       after your properly completed request
       for surrender is received in our Home
       Office.


There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except for attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:


                                     Your Purchase
  The amount sur-                   Units next com-
      rendered                      puted after the
      + (PLUS)        DIVIDED BY    written request
   Any Surrender     (DIVIDED BY)   for surrender is
       Charge                       received at our
                                      Home Office.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTION -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTION IN THE CONTRACTS IS THE GENERAL ACCOUNT. THIS OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY THE CONTRACTS. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.


PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.


[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in the Contracts may vary from state to state.


THE PROCESS



VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.


BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:



       Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payments (to Fixed and/or Variable Account Options)
-      (MINUS)
       Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option


DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in the Contracts are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN THE CONTRACTS. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY THE CONTRACTS.


FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.


[END SIDE NOTE]

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered the Contract at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted.


CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in the Contracts will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

---------------------------------------------------
TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Contract charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.


NORTH AMERICAN - AG 1 MONEY MARKET DIVISION



We may advertise the Money Market Division's Current Yield and Effective Yield.



THE CURRENT YIELD refers to the income produced by an investment in the Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.09%.



THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.22%.



DIVISIONS OTHER THAN THE MONEY MARKET DIVISION



We may advertise the standardized yield performance for each Division other than the Money Market Division. The yield for each of these Divisions will be determined as follows:


  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and


  - We will annualize the result.


OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

---------------------------------------------------

WE RESERVE CERTAIN RIGHTS

We reserve the right to:


  - Amend the Contract for Fund changes;


  - Amend the Contract to comply with tax or other laws;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required.


FUND CHANGES



We may amend your Contract to match changes to the funds offered under your Contract. For example, we may establish new funds, delete funds, or stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new fund offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your fund choices.


RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS
---------------------------------------------------


As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held. For more information about these shareholder meetings and when they may be held, see the NAFV I prospectuses.


WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in the Contracts may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all

---------------------------------------------------
Participant Accounts invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k)SEPs and SARSEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, the Contracts are also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances

---------------------------------------------------
described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by (or, generally, for the benefit of) natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - A Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. The 8% yield on the tax-favored program will be reduced by the impact of income taxes upon withdrawal. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800


This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon

---------------------------------------------------

withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income.

[AMERICAN GENERAL
FINANCIAL GROUP LOGO]                                                  PRIVACY

                                                                          NOTICE

----------------


 Your Privacy


   is Important



  American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or portential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information - information about you that is not publicly available - we may collect, how we use it and how we protect your privacy.


  AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS



    - WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR NEEDS.



    - WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.



    - WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.



    - WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.



    - WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.



    - OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.



 Questions


     and Answers


      that detail American General's Privacy Policy



  WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?



    - American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:



        - Information provided to us, such as on applications or other forms.



        - Information about transactions with us, our affilates or third parties.



        - Information from others, such as credit reporting agencies, employers and federal and state agencies.



    - The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.



  WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?



    - We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.



    - We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.



    - We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND
  WHY?



    - We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.



    - We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:



        (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or



        (ii) other financial institutions with whom we have joint marketing agreements.



    - Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks. attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.



    - We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.



  DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND
  REPRESENTATIVES?



    - American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.



    - Please note: There may be instances when these these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.



  WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?


    - American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.



  THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU
     DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES.


--------------------------------------------------------------------------------

  THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:



     AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance
     Company - North American Funds - North Central Life Insurance
     Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.


--------------------------------------------------------------------------------

    American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                      PAGE
                                                                      ----
General Information.................................................     3
    Marketing Information...........................................     3
    Types of Variable Annuity Contracts.............................     3
Federal Tax Matters.................................................     3
    General.........................................................     3
    Taxes Payable by Participants and Annuitants....................     4
    Section 403(b) Annuities for Employees of Certain Tax-Exempt
      Organizations or Public Educational Institutions..............     4
    Section 401 Qualified Pension, Profit-Sharing of Annuity
      Plans.........................................................     5
    Section 408(b) Individual Retirement Annuities (other than Roth
      IRAs).........................................................     6
    Simplified Employee Pension Plans...............................     7
    Section 457 Deferred Compensation Plans of Public Employers and
      Tax-Exempt Organizations......................................     7
    Private Employer Unfunded Deferred Compensation Plans...........     8
    Non-Qualified Contracts.........................................     8
    Fund Diversification............................................     9
Exchange Privilege..................................................    10
    Exchanges from Independence Plus Contracts......................    10
    Exchanges from V-Plan Contracts.................................    11
    Exchanges from SA-1 and SA-2 Contracts..........................    12
    Exchanges from Impact Contracts.................................    13
    Exchanges from Compounder Contracts.............................    14
    Information which may be Applicable to any Exchange.............    15
Calculation of Surrender Charge.....................................    15
    Illustration of Surrender Charge on Total Surrender.............    15
    Illustration of Surrender Charge on a 10% Partial Surrender
      Followed by a Full Surrender..................................    16
                                                                      PAGE
                                                                      ----
Purchase Unit Value.................................................    17
    Illustration of Calculation of Purchase Units Value.............    17
    Illustration of Purchase of Purchase Units......................    17
Performance Calculations............................................    18
Money Market Division Yields........................................    18
    Calculation of Current Yield for Money Market Division Two......    18
    Illustration of Calculation of Current Yield Money Market
      Division Two..................................................    18
    Calculation of Effective Yield for Money Market Division Two....    18
    Illustration of Calculation of Effective Yield for Money Market
      Division Two..................................................    18
Standardized Yield for Capital Conservation Division One............    18
    Calculation of Standardized Yield for Capital Conservation
      Division One..................................................    18
    Illustration of Calculation of Standardized Yield for Capital
      Conservation Division One.....................................    18
Calculation of Average Annual Total Return..........................    19
Performance Information.............................................    20
Payout Payments.....................................................    24
    Assumed Investment Rate.........................................    24
    Amount of Payout Payments.......................................    24
    Payout Unit Value...............................................    25
    Illustration of Calculation of Payout Unit Value................    25
    Illustration of Payout Payments.................................    25
Distribution of Variable Annuity Contracts..........................    26
Experts.............................................................    26
Comments on Financial Statements....................................    26

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------  ------------------------------------
Participant/Contract Owner Signature                  Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

AMERICAN GENERAL FINANCIAL GROUP LOGO

The Variable Annuity Life Insurance Company is a member of American General Financial Group.
American General Financial Group is the marketing name for American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas

PRINTED MATTER   PRINTED IN U.S.A.   VA 2620   REV 5/01

                                                               INDEPENDENCE PLUS
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY

                                                                      PROSPECTUS


                                                                     May 1, 2001


                                         [AMERICAN GENERAL FINANCIAL GROUP LOGO]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS

INDEPENDENCE PLUS

SEPARATE ACCOUNT A                                                   May 1, 2001


PROSPECTUS


Independence Plus consists of flexible and single Purchase Payment group and individual fixed and variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Independence Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.



Independence Plus permits you to invest in and receive retirement benefits in up to 7 out of a total of 12 Fixed and Variable Account Options (2 fixed and 10 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of North American Funds Variable Product Series I
("NAFV I").


--------------------------------------------------------------------------------


This prospectus provides you with information you should know before investing in Independence Plus. Please read and retain this prospectus for future reference.



A Statement of Additional Information, dated May 1, 2001, contains additional information about Independence Plus and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN INDEPENDENCE PLUS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................           4
SELECTED PURCHASE UNIT DATA..................           6
GENERAL INFORMATION..........................           7
    About Independence Plus..................           7
    About VALIC..............................           7
    About VALIC Separate Account A...........           7
    Units of Interests.......................           8
    Distribution of the Contracts............           8
VARIABLE ACCOUNT OPTIONS.....................           8
    Summary of Funds.........................           8
PURCHASE PERIOD..............................           9
    Purchase Payments........................           9
    Purchase Units...........................          10
    Calculation of Purchase Unit Value.......          10
    Choosing Investment Options..............          10
      Fixed Account Options..................          11
      Variable Account Options...............          11
    Stopping Purchase Payments...............          11
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          12
    During the Purchase Period...............          12
    During the Payout Period.................          12
    Communicating Transfer or Reallocation
      Instructions...........................          12
    Effective Date of Transfer...............          13
    Market Timing............................          13
FEES AND CHARGES.............................          13
    Account Maintenance Fee..................          13
    Surrender Charge.........................          13
      Amount of Surrender Charge.............          14
      10% Free Withdrawal....................          14
      Exceptions to Surrender Charge.........          14
    Premium Tax Charge.......................          14
    Separate Account Charges.................          14
    Fund Annual Expense Charges..............          15
    Other Tax Charges........................          15
    Reduction or Waiver of Account
      Maintenance Fee and Surrender Charge...          15
PAYOUT PERIOD................................          16
    Fixed Payout.............................          16
    Variable Payout..........................          16
    Combination Fixed and Variable Payout....          16
    Payout Date..............................          16
    Payout Options...........................          16
    Enhancements to Payout Options...........          17
    Payout Information.......................          17
SURRENDER OF ACCOUNT VALUE...................          18
    When Surrenders Are Allowed..............          18
    Surrender Process........................          18
    Amount That May Be Surrendered...........          18
                                                   PAGE
                                                 --------
     Surrender Restrictions..................          18
    Partial Surrenders.......................          18
EXCHANGE PRIVILEGE...........................          19
    Restrictions on Exchange Privilege.......          19
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          19
DEATH BENEFITS...............................          20
    The Process..............................          20
    Beneficiary Information..................          20
    During the Purchase Period...............          20
    During the Payout Period.................          20
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          21
    Types of Investment Performance
      Information Advertised.................          21
    Total Return Performance Information.....          21
    Standard Average Annual Total Return.....          21
    Nonstandard Average Annual Total
      Return.................................          21
    Cumulative Total Return..................          21
    Annual Change in Purchase Unit Value.....          21
    Cumulative Change in Purchase Unit
      Value..................................          21
    Total Return Based on Different
      Investment Amounts.....................          22
    An Assumed Account Value of $10,000......          22
    Yield Performance Information............          22
      North American-AG 1 Money Market
        Division.............................          22
        Divisions Other Than The North
          American-AG 1 Money Market
          Divisions..........................          22
OTHER CONTRACT FEATURES......................          22
    Changes That May Not Be Made.............          22
    Change of Beneficiary....................          22
    Cancellation -- The 10 Day "Free Look"...          22
    We Reserve Certain Rights................          23
    Fund Changes.............................          23
    Relationship to Employer's Plan..........          23
VOTING RIGHTS................................          23
    Who May Give Voting Instructions.........          23
    Determination of Fund Shares Attributable
      to Your Account........................          23
    During Purchase Period...................          23
    During Payout Period or after a Death
      Benefit Has Been Paid..................          23
    How Fund Shares Are Voted................          23
FEDERAL TAX MATTERS..........................          24
    Type of Plans............................          24
    Tax Consequences in General..............          24
    Effect of Tax-Deferred Accumulations.....          25
THE POWER OF TAX-DEFERRED GROWTH.............          25
PRIVACY NOTICE...............................          26


                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "our," "Company," and VALIC mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.



The specific terms that we define for you in this prospectus are:



DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       11

Annuitant..........................       20

Assumed Investment Rate............       16

Beneficiary........................       20

Contract Owner.....................       20

Divisions..........................       21

Fixed Account Options..............       20

Home Office........................       12

Mutual Fund or Fund................       7

Participant........................       1

Participant Year...................       14

Payout Period......................       12

Payout Unit........................       16

Proof of Death.....................       20

Purchase Payments..................     9, 21

Purchase Period....................       12

Purchase Unit......................       10

VALIC Separate Account A...........       23

Variable Account Options...........     8, 20


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Independence Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.


This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Independence Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Independence Plus except where the Fixed Account Options are specifically mentioned.



For specific information about the Variable Account Options, you should refer to the NAFV I prospectus, available at www.valic.com (or call 1-800-448-2542).


Following this introduction is a summary of the major features and options of Independence Plus. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------


This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in the NAFV I prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.



CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge (as a percentage of the lesser of all Purchase Payments received during the last 60 months
    or the amount withdrawn)(2)                                  5.00%
ACCOUNT MAINTENANCE FEE ($5.00 per quarter, during the first
  Participant Year, annualized)(2)                              $  20
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):
  Mortality and Expense Risk                                     1.00%
FUND ANNUAL EXPENSES
(as a percentage of average net assets):



                                                                 MANAGEMENT       OTHER       TOTAL
  FUND                                                              FEES       EXPENSES(3)   EXPENSES
  ----                                                          ------------   -----------   --------
  North American - AG Asset Allocation Fund(4)                      0.50%         0.05%        0.55%
  North American - AG Capital Conservation Fund                     0.50          0.05         0.55
  North American - AG Government Securities Fund                    0.50          0.05         0.55
  North American - AG International Equities Fund                   0.35          0.06         0.41
  North American - AG International Government Bond Fund            0.50          0.02         0.52
  North American - AG MidCap Index Fund                             0.31          0.05         0.36
  North American - AG 1 Money Market Fund                           0.50          0.06         0.56
  North American - AG Small Cap Index Fund                          0.35          0.05         0.40
  North American - AG Social Awareness Fund                         0.50          0.05         0.55
  North American - AG Stock Index Fund                              0.26          0.05         0.31


------------


                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee and
                        Surrender Charge" and "Exceptions to Surrender Charge" in
                        this prospectus. Account maintenance fee reduces to $15
                        after first Participant Year. No surrender charge will be
                        applied if your account has been in effect for 15 years or longer, or your account has been in effect for 5 years or
                        longer and you have attained age 59 1/2. There will be no
                        surrender charge on purchase payments received more than 60 months prior to surrender. Also, in any Participant Year,
                        withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.
                  (3)   Other Expenses includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. See the NAFV I prospectus for a
                        detailed explanation of these fees.
                  (4)   The Asset Allocation Fund was formerly known as the Timed
                        Opportunity Fund.

------------------------------------------------------------------

EXAMPLE #1 -- If you do not surrender Independence Plus at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------


TOTAL EXPENSES: You would pay the following expenses on a $1,000 investment under a typical Independence Plus contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:



                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
North American - AG Asset Allocation / Div. 5                     $16         $50         $86         $189
North American - AG Capital Conservation / Div. 7                 $16         $50         $86         $189
North American - AG Government Securities / Div. 8                $16         $50         $86         $189
North American - AG International Equities / Div. 11              $15         $46         $79         $173
North American - AG International Government Bond / Div. 13       $16         $49         $85         $186
North American - AG MidCap Index / Div. 4                         $14         $44         $76         $168
North American - AG 1 Money Market / Div. 6                       $16         $50         $87         $190
North American - AG Small Cap Index / Div. 14                     $15         $45         $78         $172
North American - AG Social Awareness / Div. 12                    $16         $50         $86         $189
North American - AG Stock Index / Div. 10                         $14         $43         $74         $162



EXAMPLE #2 -- If you surrender Independence Plus at the end of the period shown:

--------------------------------------------------------------------------------


TOTAL EXPENSES: You would pay the following expenses on a $1,000 investment under a typical Independence Plus contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:



                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
North American - AG Asset Allocation / Div. 5                     $63         $100        $136        $189
North American - AG Capital Conservation / Div. 7                 $63         $100        $136        $189
North American - AG Government Securities / Div. 8                $63         $100        $136        $189
North American - AG International Equities / Div. 11              $61         $ 96        $129        $173
North American - AG International Government Bond / Div. 13       $62         $ 99        $135        $186
North American - AG MidCap Index / Div. 4                         $61         $ 94        $126        $168
North American - AG 1 Money Market / Div. 6                       $63         $100        $137        $190
North American - AG Small Cap Index / Div. 14                     $61         $ 95        $128        $172
North American - AG Social Awareness / Div. 12                    $63         $100        $136        $189
North American - AG Stock Index / Div. 10                         $60         $ 93        $124        $162



Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds, which are, in effect, passed on to the Contract Owners and Participants.

SUMMARY
------------------------------------------------------------------

Independence Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Independence Plus's major features is presented below. For a more detailed discussion of Independence Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Independence Plus offers a choice from among 10 Variable Account Options. Each of the Variable Account Options shown below is a series of NAFV I, advised by American General Advisers, a division of VALIC. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Independence Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------


                       FIXED ACCOUNT                   INVESTMENT
                       OPTIONS                         STRATEGY
 ---------------------------------------------------------------------------------------------------------------------------
 FIXED OPTIONS         Fixed Account Plus              Guaranteed high current interest income
                       -----------------------------------------------------------------------------------------------------
                       Short-Term Fixed Account        Guaranteed current interest income
 ---------------------------------------------------------------------------------------------------------------------------
                       VARIABLE ACCOUNT                INVESTMENT
 VARIABLE OPTIONS      OPTIONS                         STRATEGY                                    ADVISER
 ---------------------------------------------------------------------------------------------------------------------------
 INDEX EQUITY FUNDS    Nort American - International   Growth through investments tracking the     American General Advisers
                       Equities Fund                   EAFE Index
                       -----------------------------------------------------------------------------------------------------
                       North American - AG MidCap      Growth through investments tracking the     American General Advisers
                       Index Fund                      S&P MidCap 400-Registered Trademark- Index
                       -----------------------------------------------------------------------------------------------------
                       North American - AG Small Cap   Growth through investments tracking the     American General Advisers
                       Index Fund                      Russell 2000-Registered Trademark-Index
                       -----------------------------------------------------------------------------------------------------
                       North American - AG             Growth through investments tracking the     American General Advisers
                       Stock Index Fund                S&P 500-Registered Trademark- Index
 ---------------------------------------------------------------------------------------------------------------------------
 INCOME FUNDS          North American - AG Capital     Income and possible growth through          American General Advisers
                       Conservation Fund               investments in high quality debt
                                                       securities
                       -----------------------------------------------------------------------------------------------------
                       North American - AG Government  Income and possible growth through          American General Advisers
                       Securities Fund                 investments in intermediate and long-term
                                                       government debt securities
                       -----------------------------------------------------------------------------------------------------
                       North American - AG             Income and possible growth through          American General Advisers
                       International Government Bond   investments in high quality foreign
                       Fund                            government debt securities
 ---------------------------------------------------------------------------------------------------------------------------
 SPECIALTY FUNDS       North American - AG Social      Growth through investments in stocks of     American General Advisers
                       Awareness Fund                  companies meeting social criteria of the
                                                       Fund
 ---------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUNDS    North American - AG 1 Money     Income through investments in short-term    American General Advisers
                       Market Fund                     money market securities
 ---------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION      North American - AG             Maximum return through investments in a     American General Advisers
 FUNDS                 Asset Allocation Fund           mix of stocks, bonds and money market
                                                       securities
 ---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
[SIDE NOTE]

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS"SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.


FOR MORE INFORMATION ON PURCHASE PAYMENTS refer to the "PURCHASE PERIOD" section of this prospectus.


[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------


A detailed description of the investment objective of each mutual fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current NAFV I prospectus, available at www.valic.com.


GUARANTEED DEATH BENEFIT
Independence Plus offers a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer the money in your account among Independence Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once every 365 days.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

During the first year a quarterly account maintenance fee of $5.00 is charged to your account. After the first Participant Year, the quarterly account maintenance fee is $3.75. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE


Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE


Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."


SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

SINCE SOME OF THESE FEES MAY NOT APPLY TO YOUR CONTRACT, CONSULT YOUR VALIC RETIREMENT PLAN SPECIALIST TO SEE HOW THESE PROVISIONS APPLY TO YOU.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Independence Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

If the contract is a flexible Purchase Payment contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant Account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the contract is a single Purchase Payment contract, the minimum Purchase Payment is $1,000 per Participant Account. These minimums may be waived where one purchaser, such as an employer, purchases a number of contracts.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                                                                         NORTH
                             NORTH         NORTH          NORTH          NORTH        AMERICAN -                        NORTH
                          AMERICAN -     AMERICAN -    AMERICAN -     AMERICAN -          AG             NORTH       AMERICAN -
                              AG             AG            AG             AG         INTERNATIONAL    AMERICAN -        AG 1
                             ASSET        CAPITAL      GOVERNMENT    INTERNATIONAL    GOVERNMENT          AG            MONEY
                          ALLOCATION    CONSERVATION   SECURITIES      EQUITIES          BOND        MIDCAP INDEX      MARKET
                          DIVISION 5     DIVISION 7    DIVISION 8     DIVISION 11     DIVISION 13     DIVISION 4     DIVISION 6
                          -----------   ------------   -----------   -------------   -------------   -------------   -----------
DECEMBER 31, 2000
    Purchase Units in
      Force.............   52,959,577    20,656,355    39,203,845      83,339,570      71,084,248     146,197,467    240,116,959
    Purchase Unit
      Value.............  $  4.029885   $  2.223456    $ 2.272280     $  1.523254     $  1.531714     $  6.604931    $  1.896980
DECEMBER 31, 1999
    Purchase Units in
      Force.............   61,240,667    24,749,727    45,292,728      94,415,343      90,136,603     151,288,816    233,940,123
    Purchase Unit
      Value.............  $  4.174280   $  2.056559    $ 2.032753     $  1.860227     $  1.609098     $  5.721920    $  1.807351
DECEMBER 31, 1998
    Purchase Units in
      Force.............   60,237,818    28,751,662    53,729,671     101,811,751      97,473,851     169,039,887    147,547,688
    Purchase Unit
      Value.............  $  3.772519   $  2.085846    $ 2.111727     $  1.454644     $  1.728006     $  5.029093    $  1.742617
DECEMBER 31, 1997
    Purchase Units in
      Force.............   57,307,351    28,242,598    45,034,894     122,716,744     111,480,591     171,065,657     84,182,521
    Purchase Unit
      Value.............  $  3.219282   $  1.962239    $ 1.957755     $  1.237299     $  1.490645     $  4.269122    $  1.673590
DECEMBER 31, 1996
    Purchase Units in
      Force.............   65,292,617    30,286,494    47,130,169     156,226,314     112,601,593     172,816,978     75,124,095
    Purchase Unit
      Value.............  $  2.651899   $  1.825549    $ 1.815651     $  1.222906     $  1.582230     $  3.272588    $  1.607212
DECEMBER 31, 1995
    Purchase Units in
      Force.............   75,851,431    29,573,808    39,847,053     172,564,018      73,369,250     172,613,690     51,907,757
    Purchase Unit
      Value.............  $  2.411022   $  1.812011    $ 1.799475     $  1.156454     $  1.530780     $  2.782677    $  1.545802
DECEMBER 31, 1994
    Purchase Units in
      Force.............   89,377,860    26,859,219    26,667,073     187,749,916      25,691,713     171,442,018     75,765,781
    Purchase Unit
      Value.............  $  1.951533   $  1.515278    $ 1.547150     $  1.054460     $  1.301357     $  2.153183    $  1.479129
DECEMBER 31, 1993
    Purchase Units in
      Force.............   93,899,802    24,628,606    26,563,166     117,215,227      18,155,381     134,621,879     24,799,810
    Purchase Unit
      Value.............  $  1.997266   $  1.630069    $ 1.636228     $  0.986387     $  1.258340     $  2.259378    $  1.439327
DECEMBER 31, 1992
    Purchase Units in
      Force.............   80,637,090    14,922,749    16,609,444      52,524,165       6,245,713      81,007,871     23,414,474
    Purchase Unit
      Value.............  $  1.846025   $  1.470167    $ 1.491537     $  0.767135     $  1.112826     $  2.021271    $  1.415690
MAY 1, 1992
    Purchase Unit
      Value(1)..........           --            --            --              --              --              --             --
DECEMBER 31, 1991
    Purchase Units in
      Force.............   76,624,765    11,069,044    11,694,890      27,011,169         953,038      49,106,844     25,545,494
    Purchase Unit
      Value.............  $  1.878219   $  1.366905    $ 1.405236     $  0.895250     $  1.090499     $  1.858030    $  1.384882
OCTOBER 1, 1991
    Purchase Unit
      Value(1)..........           --            --            --              --     $  1.000000              --             --


                             NORTH         NORTH          NORTH
                          AMERICAN -    AMERICAN -      AMERICAN -
                              AG            AG              AG
                           SMALLCAP       SOCIAL          STOCK
                             INDEX       AWARENESS        INDEX
                          DIVISION 14   DIVISION 12   DIVISION 10(2)
                          -----------   -----------   --------------
DECEMBER 31, 2000
    Purchase Units in
      Force.............   90,786,183   130,333,155    783,994,005
    Purchase Unit
      Value.............  $  2.413234   $  3.921948    $  5.112722
DECEMBER 31, 1999
    Purchase Units in
      Force.............   94,031,183   136,226,993    766,975,696
    Purchase Unit
      Value.............  $  2.522643   $  4.419383    $  5.696582
DECEMBER 31, 1998
    Purchase Units in
      Force.............  107,321,015   114,382,494    691,680,049
    Purchase Unit
      Value.............  $  2.100506   $  3.762308    $  4.772052
DECEMBER 31, 1997
    Purchase Units in
      Force.............  106,279,077    81,577,104    615,053,124
    Purchase Unit
      Value.............  $  2.163595   $  2.985333    $  3.753436
DECEMBER 31, 1996
    Purchase Units in
      Force.............  103,320,842    46,574,016    536,806,965
    Purchase Unit
      Value.............  $  1.785442   $  2.252673    $  2.848437
DECEMBER 31, 1995
    Purchase Units in
      Force.............   98,335,995    32,750,120    455,255,243
    Purchase Unit
      Value.............  $  1.544896   $  1.835102    $  2.343900
DECEMBER 31, 1994
    Purchase Units in
      Force.............  100,383,839    29,015,764    416,234,288
    Purchase Unit
      Value.............  $  1.222329   $  1.333899    $  1.724134
DECEMBER 31, 1993
    Purchase Units in
      Force.............   56,159,647    26,230,566    369,550,060
    Purchase Unit
      Value.............  $  1.277199   $  1.366979    $  1.729327
DECEMBER 31, 1992
    Purchase Units in
      Force.............    9,723,477    16,956,437    283,808,045
    Purchase Unit
      Value.............  $  1.112790   $  1.279516    $  1.589718
MAY 1, 1992
    Purchase Unit
      Value(1)..........  $  1.000000            --             --
DECEMBER 31, 1991
    Purchase Units in
      Force.............           --     8,447,711     90,526,907
    Purchase Unit
      Value.............           --   $  1.250634    $  1.505641
OCTOBER 1, 1991
    Purchase Unit
      Value(1)..........           --            --             --


-------------


                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective with the merger of Quality Growth Fund into Stock
                        Index Fund on May 1, 1992, Quality Growth Division 9 was
                        merged into Stock Index Division 10C. The merger of
                        Divisions was accomplished by an exchange of units of
                        Quality Growth Division 9 for units of Stock Index Division
                        10C of equivalent value as calculated at the close of
                        business on April 30, 1992.


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]


MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.


FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT INDEPENDENCE PLUS

Independence Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Independence Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Independence Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Independence Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Independence Plus.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as the Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Independence Plus. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, Independence Plus' investment adviser and underwriter, respectively, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.



On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.


ABOUT VALIC SEPARATE ACCOUNT A


When you direct money to Independence Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Independence Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Ten Divisions are available and represent the Variable Account Options in Independence Plus. Each of these Divisions invests in a different Mutual Fund made available through Independence Plus. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Independence Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY INDEPENDENCE PLUS. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]


operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Independence Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Independence Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Independence Plus be held exclusively for the benefit of the contract owners, participants, annuitants, and beneficiaries of Independence Plus. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.


UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The Variable Annuity Marketing Company ("the Distributor"), an affiliate subsidiary of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------


Independence Plus enables you to participate in Divisions that represent ten Variable Account Options. Your retirement program may limit the number of Variable Account Options in which you may invest. Certain additional limitations may also apply. See "About VALIC Separate Account A" in this prospectus.



Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of NAFV I. NAFV I serves as the investment vehicle for Independence Plus.



NAFV I is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each Mutual Fund option, including charges and expenses, you should refer to the NAFV I prospectus.


SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below.


- NORTH AMERICAN - AG ASSET ALLOCATION FUND (DIVISION 5) -- Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities. Formerly known as the Timed Opportunity Fund.



- NORTH AMERICAN - AG CAPITAL CONSERVATION FUND (DIVISION 7) -- Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.



- NORTH AMERICAN - AG GOVERNMENT SECURITIES FUND (DIVISION 8) -- Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.



- NORTH AMERICAN - AG INTERNATIONAL EQUITIES FUND (DIVISION 11) -- Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY INDEPENDENCE PLUS.

[END SIDE NOTE]


- NORTH AMERICAN - AG INTERNATIONAL GOVERNMENT BOND FUND (DIVISION 13) -- Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.



- NORTH AMERICAN - AG MIDCAP INDEX FUND -- Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400-Registered Trademark- Index*.



- NORTH AMERICAN - AG 1 MONEY MARKET FUND (DIVISION 6) -- Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.



- NORTH AMERICAN - AG SMALL CAP INDEX FUND (DIVISION 14) -- Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000-Registered Trademark- Index.**



- NORTH AMERICAN - AG SOCIAL AWARENESS FUND (DIVISION 12) -- Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.



- NORTH AMERICAN - AG STOCK INDEX FUND (DIVISION 10) -- Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index-Registered Trademark-***.


* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-" AND "S&P MIDCAP 400" ARE TRADEMARKS OF STANDARD AND POOR'S ("S&P"). AGSPC MIDCAP INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THIS FUND.

** THE RUSSELL-REGISTERED TRADEMARK- INDEX IS A TRADEMARK/SERVICEMARK OF THE FRANK RUSSELL TRUST COMPANY. RUSSELL-TM- IS A TRADEMARK OF THE FRANK RUSSELL COMPANY.

*** "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-" AND "S&P 500-REGISTERED TRADEMARK-" ARE TRADEMARKS OF STANDARD AND POOR'S ("S&P"). THE AGSPC STOCK INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THIS FUND.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an Independence Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Independence Plus was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. In the case of a Periodic Payment, the amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must be at least $30. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE YOUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:


  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses an Option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time (see Calculation of Purchase Unit Value below for more information). Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit Value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.


We calculate the gross investment rate as of 4:00 p.m. Eastern Time on each business day when the Exchange is open.



STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 12 investment options offered in Independence Plus. This includes 2 Fixed Account Options and 10 Variable Account Options. The Funds that underlie the Variable Account

---------------------------------------------------

Options are registered as separate portfolios of NAFV I. NAFV I is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and interests in the Fixed Account Options are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS


Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.



Here is how you may calculate the value of your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than seven investment options. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options"
section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Independence Plus account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

In the case of an individual contract, if both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. In the case of a group contract, if your Account Value (less any withdrawals) falls below $300, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closures will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

---------------------------------------------------
[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Independence Plus without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.


DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Independence Plus's Fixed Account Options and Variable Account Options.


We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.


Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED         OPTION                         OTHER
    ACCOUNT         VALUE       FREQUENCY     RESTRICTIONS
---------------  -----------   -----------   ---------------
Fixed Account    Up to 20%     At any time   None (1)
  Plus            per
                  contract
                  year
                 100%          At any time   If Account
                                             Value is less
                                             than $500
Short-Term       Up to 100%    At any time   90-day Holding
  Fixed                                      Period If
  Account:                                   transfer was
                                             previously made
                                             into Short-
                                             Term Fixed
                                             Account.(2)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made from Independence Plus's investment options subject to the following limitations:


                          OPTION                               OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and  Up to 100% of   Once every 365 days      None
  Variable Payout:       money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS


Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.



Instructions for transfers or reallocations may be made via the internet as follows:



- Log on to www.valic.com


- Click "View Your Account Here" and log into VALIC Online


- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu


- Select the desired account, input the transaction request, then click
  "Continue"


- Review your transaction request for accuracy and then click "Continue" to submit to VALIC



Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:



- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone


- Press 1 for "Account Inquiries and Transaction Requests"


- Enter your Social Security Number and personal identification number (PIN)


- Select the desired account and press 2 for an asset transfer or allocation change


- Follow the scripts to complete your transaction request and to submit to VALIC



Instructions for transfer or reallocations may also be made as follows:



- Call 1-800-621-7792


- Enter your Social Security Number


- You may use the automated telephone system or speak with a Client Service Professional



You may also send written instructions by completing a VALIC form for transfers or reallocations:



- Written instructions should be sent to VALIC's Home Office


- A VALIC financial change form is required


- Written instructions are required if you are requesting a transfer to or from the MVA Option


- Written instructions are required if you have notified us not to accept telephone instructions


- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.



You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.


EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING


The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.


FEES AND CHARGES
---------------------------------------------------

By investing in Independence Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $5.00 will be deducted on the last day of each calendar quarter following receipt of the first purchase payment during the first Participant Year. After the first Participant Year, the quarterly account maintenance fee is $3.75. We will sell Purchase Units from your Account to pay the account maintenance fee. The fee will be assessed equally among the Variable Account Options and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for Independence Plus. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Independence Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

No account maintenance fee will be assessed during the Payout Period.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to the lesser of any amount withdrawn that exceeds this 10% limit or the amount of the surrender attributable to Purchase Payments received during the most recent 60 months. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender (applicable to qualified contracts only).

The surrender charge may be reduced or waived if Independence Plus is issued to certain types of plans or similar arrangements which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate
Account A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Independence Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Independence Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

---------------------------------------------------
FUND ANNUAL EXPENSE CHARGES


Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges indirectly cost you because they lower your return.


OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE AND SURRENDER CHARGE

We may, as described below, determine that the account maintenance fee and surrender charges for Independence Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

  The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program. We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
---------------------------------------------------

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).


FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.


[END SIDE NOTE]

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor(1);


  - Your sex or your sex and the sex of your survivor(1) (IRAs and certain nonqualified contracts);


  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1)  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - A Fixed Account Option (payment is fixed and guaranteed).

Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Account Option is chosen.

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the Annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be

---------------------------------------------------
    possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS


You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.


PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.


SURRENDER PROCESS



If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.



We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the NAFV I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.



We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.



We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.


AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)        - (MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.


There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.


SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except for attainment of age 70 1/2, retirement, or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any

---------------------------------------------------
applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:


                                         Your Purchase
                                          Units next
     The amount                         computed after
     surrendered          DIVIDED BY      the written
      + (PLUS)          (DIVIDED BY)      request for
Any Surrender Charge                     surrender is
                                        received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (others contracts) in addition to Independence Plus. We will allow you, under certain conditions, to exchange from one of these other contracts to Independence Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange rights, you should contact your nearest Regional Office. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE


We will impose certain general restrictions and rules on the exchange privileges. Partial exchanges are not permitted.


Additionally, if you have your money in a fixed account of one of the other contracts or in a fixed annuity contract, you must exchange directly into the Fixed Account Options of Independence Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Independence Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Independence Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the Company's SA-1 Contracts for the equivalent units of interest in Independence Plus.


Agents and managers of VALIC who enter into the voluntary exchange will not incur under Independence Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Independence Plus from SA-1 Contracts may have surrender charges and account maintenance fees imposed under Independence Plus.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN INDEPENDENCE PLUS ARE FIXED ACCOUNT PLUS AND SHORT-TERM FIXED ACCOUNT. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY INDEPENDENCE PLUS. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.


PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.


[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Independence Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Independence Plus may vary from state to state.


THE PROCESS



VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.


BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Independence Plus.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:



YOUR ACCOUNT VALUE ON THE DATE ALL PAPERWORK IS
COMPLETE AND IN A FORM ACCEPTABLE TO VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option


DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Independence Plus are described in the "Payout Period" section of this prospectus.

- If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

- If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

  - Receive the present value of any remaining payments in a lump sum; or

  - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

  - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN INDEPENDENCE PLUS. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY INDEPENDENCE PLUS.


FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMACE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.


[END SIDE NOTE]

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Independence Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted.


CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Independence Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Independence Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.


NORTH AMERICAN - AG 1 MONEY MARKET DIVISION



We may advertise the North American - AG 1 Money Market Division's Current Yield and Effective Yield.



The Current Yield refers to the income produced by an investment in the North American - AG 1 Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.09%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.22%.



DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET DIVISION



We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Division. The yield for each of these Divisions will be determined as follows:


- We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

- We will divide the remainder by the Purchase Unit Value on the last day of the period; and

- We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Independence Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A - A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

WE RESERVE CERTAIN RIGHTS

We reserve the right to:


  - Amend the Contract for Fund Changes;


  - Amend the Contract to comply with tax or other laws;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;


FUND CHANGES



We may amend your Contract to match changes to the funds offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new fund offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your fund choices.


RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Independence Plus in this prospectus.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Independence Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Independence Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

---------------------------------------------------
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participant Accounts invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Independence Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Independence Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs and SARSEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Independence Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Independence Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Independence Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status.

---------------------------------------------------
In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by (or, generally, for the benefit of) natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - An Independence Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. The 8% yield on the tax-favored program will be reduced by the impact of income taxes upon withdrawal. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800


This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income.

[AMERICAN GENERAL
FINANCIAL GROUP LOGO]                                                  PRIVACY

                                                                          NOTICE

----------------


 Your Privacy


   is Important



  American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or portential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information - information about you that is not publicly available - we may collect, how we use it and how we protect your privacy.


  AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS



    - WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR NEEDS.



    - WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.



    - WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.



    - WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.



    - WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.



    - OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.



 Questions


     and Answers


      that detail American General's Privacy Policy



  WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?



    - American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:



        - Information provided to us, such as on applications or other forms.



        - Information about transactions with us, our affilates or third parties.



        - Information from others, such as credit reporting agencies, employers and federal and state agencies.



    - The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.



  WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?



    - We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.



    - We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.



    - We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND
  WHY?



    - We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.



    - We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:



        (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or



        (ii) other financial institutions with whom we have joint marketing agreements.



    - Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks. attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.



    - We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.



  DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND
  REPRESENTATIVES?



    - American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.



    - Please note: There may be instances when these these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.



  WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?


    - American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.



  THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU
     DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES.


--------------------------------------------------------------------------------

  THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:



     AGC Life Insurance Company -All American Life Insurance Company -The American Franklin Life Insurance Company -American General Annuity Insurance Company -American General Asset Management Corp. -American General Assignment Corporation -American General Assignment Corporation of New York -American General Assurance Company -American General Bancassurance Services, Inc. -American General Financial Advisors, Inc. -American General Financial Institutions Group,
     Inc. -American General Financial Services, Inc. -American General Fund Distributors, Inc. -American General Gateway Services,
     L.L.C. -American General Indemnity Company -American General Investment Management, L.P. -American General Life and Accident Insurance Company -American General Life Companies -American General Life Insurance Company -American General Life Insurance Company of New York -American General Life Insurance Company of
     Pennsylvania -American General Property Insurance Company -American General Property Insurance Company of Florida -American General Retirement Services Company -American General Securities,
     Inc. -Franklin Financial Services Corporation -The Franklin Life Insurance Company -North American Funds -North Central Life Insurance Company -The Old Line Life Insurance Company of America -The United States Life Insurance Company in the City of New York -VALIC Trust Company -The Variable Annuity Life Insurance Company -Variable Annuity Marketing Company -Any separate accounts of the previously listed companies.


--------------------------------------------------------------------------------

    American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                    --------
General Information.............................           3
    Marketing Information.......................           3
    Types of Variable Annuity Contracts.........           3
Federal Tax Matters.............................           3
    General.....................................           3
    Taxes Payable by Participants and
      Annuitants................................           4
    Section 403(b) Annuities for Employees of
      Certain Tax-Exempt Organizations or Public
      Educational Institutions..................           4
    Section 401 Qualified Pension,
      Profit-Sharing or Annuity Plans...........           5
    Section 408(b) Individual Retirement
      Annuities (other than Roth IRAs)..........           5
    Simplified Employee Pension Plans...........           6
    Section 457 Deferred Compensation Plans of
      Public Employers and Tax-Exempt
      Organizations.............................           7
    Private Employer Unfunded Deferred
      Compensation Plans........................           8
    Non-Qualified Contracts.....................           8
    Fund Diversification........................           9
Exchange Privilege..............................           9
    Exchanges from Independence Plus
      Contracts.................................           9
    Exchanges from V-Plan Contracts.............          10
    Exchanges from SA-1 and SA-2 Contracts......          11
    Exchanges from Impact Contracts.............          13
    Exchanges from Compounder Contracts.........          14
    Information which may be Applicable to any
      Exchange..................................          14
Calculation of Surrender Charge.................          15
    Illustration of Surrender Charge on Total
      Surrender.................................          15
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          16
                                                      PAGE
                                                    --------
Purchase Unit Value.............................          17
    Illustration of Calculation of Purchase Unit
      Value.....................................          17
    Illustration of Purchase of Purchase
      Units.....................................          17
Performance Calculations........................          17
Money Market Division Yields....................          17
    Calculation of Current Yield for Money
      Market Division Six.......................          17
    Illustration of Calculation of Current Yield
      Money Market Division Six.................          17
    Calculation of Effective Yield for Money
      Market Division Six.......................          17
    Illustration of Calculation of Effective
      Yield for Money Market Division Six.......          18
Standardized Yield for Divisions Seven, Eight
  and Thirteen..................................          18
    Calculation of Standardized Yield for
      Divisions Seven, Eight and Thirteen.......          18
    Illustration of Calculation of Standardized
      Yield for Divisions Seven, Eight and
      Thirteen..................................          18
Calculation of Average Annual Total Return......          19
Performance Information.........................          20
Payout Payments.................................          24
    Assumed Investment Rate.....................          24
    Amount of Payout Payments...................          24
    Payout Unit Value...........................          25
    Illustration of Calculation of Payout Unit
      Value.....................................          25
    Illustration of Payout Payments.............          25
Distribution of Variable Annuity Contracts......          26
Experts.........................................          26
Comments on Financial Statements................          26

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
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   Birth Date:
I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

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            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

[AMERICAN GENERAL FINANCIAL GROUP LOGO]

The Variable Annuity Life Insurance Company is a member of American General Financial Group.
American General Financial Group is the marketing name for American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas


PRINTED MATTER
PRINTED IN U.S.A.  VA 9079  REV 5/01


                                                            RECYCLED PAPER

                                                           [RECYCLED PAPER LOGO]

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                             UNITS OF INTEREST UNDER

                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

                              CONTRACT FORM UIT-981


                       STATEMENT OF ADDITIONAL INFORMATION


                                 FORM N-4 PART B

                                   MAY 1, 2001



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the Prospectus for the Contract Form UIT-981 dated May 1, 2001 ("Contracts") and should be read in conjunction with the Prospectus. The terms used in this SAI have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-448-2542. Prospectuses are also available on the internet at www.valic.com.

                                TABLE OF CONTENTS

                                                                                                                PAGE
General Information.....................................................................................          3
      Marketing Information.............................................................................          3
      Types of Variable Annuity Contracts...............................................................          3
Federal Tax Matters.....................................................................................          3
      General...........................................................................................          3
      Taxes Payable by Participants and Annuitants......................................................          4
      Section 403(b) Annuities for Employees of Certain Tax-Exempt
         Organizations or Public Educational Institutions...............................................          4
      Section 401 Qualified Pension, Profit-Sharing of Annuity Plans....................................          5
      Section 408(b) Individual Retirement Annuities (other than Roth IRAs).............................          6
      Simplified Employee Pension Plans.................................................................          7
      Section 457 Deferred Compensation Plans of Public Employers and Tax-Exempt Organizations..........          7
      Private Employer Unfunded Deferred Compensation Plans.............................................          8
      Non-Qualified Contracts...........................................................................          8
      Fund Diversification..............................................................................          9
Exchange Privilege......................................................................................         10
     Exchanges from Independence Plus Contracts.........................................................         10
     Exchanges from V-Plan Contracts....................................................................         11
     Exchanges from SA-1 and SA-2 Contracts.............................................................         12
     Exchanges from Impact Contracts....................................................................         13
     Exchanges from Compounder Contracts................................................................         14
     Information which may be Applicable to any Exchange................................................         15
Calculation of Surrender Charge.........................................................................         15
      Illustration of Surrender Charge on Total Surrender...............................................         15
      Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender..........         16
Purchase Unit Value.....................................................................................         17
      Illustration of Calculation of Purchase Units Value...............................................         17
      Illustration of Purchase of Purchase Units........................................................         17
Performance Calculations................................................................................         18
Money Market Division Yields............................................................................         18
      Calculation of Current Yield for Money Market Division Two........................................         18
      Illustration of Calculation of Current Yield Money Market Division Two............................         18
      Calculation of Effective Yield for Money Market Division Two......................................         18
      Illustration of Calculation of Effective Yield for Money Market Division Two......................         18
Standardized Yield for Capital Conservation Division One................................................         18
      Calculation of Standardized Yield for Capital Conservation Division One...........................         18
      Illustration of Calculation of Standardized Yield for Capital Conservation Division One...........         18
Calculation of Average Annual Total Return..............................................................         19
Performance Information.................................................................................         20
Payout Payments.........................................................................................         24
      Assumed Investment Rate...........................................................................         24
      Amount of Payout Payments.........................................................................         24
      Payout Unit Value.................................................................................         25
      Illustration of Calculation of Payout Unit Value..................................................         25
      Illustration of Payout Payments...................................................................         25
Distribution of Variable Annuity Contracts..............................................................         26
Experts.................................................................................................         26
Comments on Financial Statements........................................................................         26

                               GENERAL INFORMATION

MARKETING INFORMATION

         The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


         The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.


         From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz.


         When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper"), The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes, the performance of these indexes over time, and the performance of different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds versus actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


TYPES OF VARIABLE ANNUITY CONTRACTS

         Flexible payment deferred annuity Contracts are offered in connection with the Prospectus to which this SAI relates.


         Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first Payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

         The Contracts are non-participating and will not share in any of the profits of the Company.

                               FEDERAL TAX MATTERS

GENERAL

         MAJOR CHANGES IN FEDERAL INCOME TAX LAWS IN THE PAST SEVERAL YEARS MAY AFFECT THE TAX TREATMENT OF INVESTMENTS IN THE CONTRACTS. IT IS NOT FEASIBLE TO COMMENT ON ALL OF THESE CHANGES, AND CONTRACT OWNERS SHOULD CONSULT A QUALIFIED TAX ADVISOR FOR MORE COMPLETE INFORMATION. CONTRACT OWNERS SHOULD ALSO BE AWARE THAT FUTURE LEGISLATION MAY CHANGE SOME OF THE RULES DISCUSSED IN THE FOLLOWING MATERIALS.

TAXES PAYABLE BY PARTICIPANTS AND ANNUITANTS

         The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

         Annuity payments or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all Contracts may be subject to state income tax withholding requirements.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

         PURCHASE PAYMENTS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


         An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and
1999); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $35,000 ($30,000 before 2001); approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


         TAXATION OF DISTRIBUTIONS. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.

         Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions for medical expenses, to the extent deductible.

         REQUIRED DISTRIBUTIONS. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Following the death of the Participant, the distribution requirements are generally the same as those described with respect to Non-Qualified Contracts. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to a joint Annuitant if a Participant's spouse is the joint Annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         TAX-FREE TRANSFERS AND ROLLOVERS. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax-free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

         PURCHASE PAYMENTS. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for Federal income tax purposes. Payments made by an employee generally are made on an after-tax basis unless they are made on a pre-tax basis by reason of sections 401(k) or 414(h) of the Code.

         TAXATION OF DISTRIBUTIONS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract"). However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.

         REQUIRED DISTRIBUTIONS. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

         TAX-FREE ROLLOVERS. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a) may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan.

Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 408(b) INDIVIDUAL RETIREMENT ANNUITIES (OTHER THAN ROTH IRAS)

         408(b) INDIVIDUAL RETIREMENT ANNUITIES ("408(b) IRAS").Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:

(i) are not active participants in another retirement plan, and are not married;


(ii) are not active participants in another retirement plan, are married, and either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $31,000 or less ($30,000 for 1998, $25,000 or less prior to 1998; adjusted upward for inflation after
         1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $51,000 or less ($50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after
         1998).

         Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

         You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii)     your applicable IRA deduction limit.

         You may also make unlimited contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

         TAXATION OF DISTRIBUTIONS. Distributions from IRA Contracts are taxed as ordinary income to the recipient. In addition, a 10% penalty tax will be imposed on taxable distributions received before the year in which the recipient attains age 59 1/2, except that distributions made on account of certain events, including death, disability or in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), or for certain medical, higher education or first-time homeowner expenses, or health insurance premiums are not subject to the penalty tax.

         REQUIRED DISTRIBUTIONS. The minimum distribution requirements for IRA Contracts are generally the same as described with respect to Section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements and in all events such distributions must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

         TAX-FREE ROLLOVERS. Federal law permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, or annuity plan, or a Section 403(b) annuity Contract, to an IRA Contract under certain conditions. Amounts accumulated under such a rollover IRA generally may subsequently be rolled over on a tax-free basis to another such plan or Section 403(b) annuity Contract. In addition, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve-month period. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

SIMPLIFIED EMPLOYEE PENSION PLANS

         PURCHASE PAYMENTS. Under section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan
(SEP). Employer contributions under a SEP, which generally must be made at a rate representing a uniform percent of the compensation of participating employees, are excluded from the gross income of employees for federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $35,000 ($30,000 before 2001) or 15% of an employee's compensation for plan years beginning after December 31, 1993.

         SALARY REDUCTION SEPS. Federal tax law allows employees of certain small employers to have contributions made to the SEP on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,500 ($9,500 prior to 1998; $10,000 in 1998 and 1999), indexed for inflation in later years. Employees of tax-exempt organizations are not eligible for this type of SEP. No new salary reduction SEPs may be established after 1996.

TAXATION OF DISTRIBUTIONS. SEP distributions are subject to taxation in the same manner as other IRA distributions.

REQUIRED DISTRIBUTIONS. SEP distributions are subject to the same minimum required distribution rules applicable to other IRAs.

         TAX-FREE ROLLOVERS. Funds may be rolled over tax-free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months.

SECTION 457 DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS

         PURCHASE PAYMENTS. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.


         This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,500 for 2001(indexed for inflation) or 33 1/3% of the individual's includible compensation. Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes. During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.


         The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts were subject to the claims of the employer's creditors until January 1, 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.

         TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

         DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $5,000 for certain inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

         REQUIRED DISTRIBUTIONS. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity Contracts, except that no amounts are exempted from minimum distribution requirements.

         TAX-FREE TRANSFERS AND ROLLOVERS. Federal income tax law permits the tax-free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

         PURCHASE PAYMENTS. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

         Certain arrangements of nonprofit employers entered into prior to August 16, 1986 and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

         Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

         TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

         TAX-FREE TRANSFERS AND ROLLOVERS. Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

NON-QUALIFIED CONTRACTS

         PURCHASE PAYMENTS. Purchase Payments made under certain Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes ("Non-Qualified Contracts"). However, any increase in the Accumulation Value of a Non-Qualified Contract resulting from the investment performance of the Separate Account is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

         TAXATION OF DISTRIBUTIONS. In general, partial redemptions under a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre- existing Contract) that are not received as an annuity are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982, are taxed only after the Contract Owner has received all of his pre-August 14, 1982 "investment in the Contract" (Purchase Payments less any amounts previously received and excluded from gross income.)

         In the case of a complete redemption of a Non-Qualified Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract.

         If a Contract Owner purchases two or more Contracts from the Company (or an affiliated company) within the same calendar year, after October 21, 1988 those Contracts are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who start receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the Contract on a tax-free basis, they generally are entitled to a deduction of the unrecovered amount on their final tax return.

         In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is: (1) made to a Beneficiary on or after death of the Contract Owner; (2) made upon the disability of the Contract Owner; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary; (4) made under an immediate annuity contract; or (5) allocable to Purchase Payments made prior to August 14, 1982.

         REQUIRED DISTRIBUTIONS. In contrast with the required distribution rules described above for Contracts purchased under employer-sponsored retirement programs, the Code does not require a Contract Owner under a Non-Qualified Contract to commence receiving distributions at any particular time during the Contract Owner's lifetime provided that the Contract Owner is a natural person, and generally does not limit the duration of annuity payments. However, upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract start within one year of the Contract Owner's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has started receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death.

         TAX-FREE EXCHANGES. Certain of the Non- Qualified single payment deferred annuity contracts permit the Contract Owner to exchange his contract for a new deferred annuity contract prior to the commencement of annuity payments. Under section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS.

FUND DIVERSIFICATION

         Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified Contract Owners.

         Each of the portfolios of the Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

         The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

    In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director Plus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director Plus is provided below.


                               EXCHANGE PRIVILEGE

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS
(UIT-585 AND UITG-585)

         SALES/SURRENDER CHARGES. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director Plus and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

         OTHER CHARGES. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of North American Funds Variable Product Series I ("NAFV I"). The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .26% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director Plus, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of North American Funds Variable Product Series II ("NAFV II") and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

         ANNUITY OPTIONS. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director Plus permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS
(IFA-582 AND GFA-582)

         SALES/SURRENDER CHARGES. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director Plus may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director Plus provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

         If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director Plus.

         OTHER CHARGES. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. There are no variable investment alternatives provided under V-Plan Contracts.

         ANNUITY OPTIONS. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value.

Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director Plus, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director Plus does not provide for commutation. V-Plan Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)

         SALES/SURRENDER CHARGES. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus ("Exchanged Amount"). Purchase Payments made to Portfolio Director Plus, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

         OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of NAFV I, the North American-AG Stock Index Fund. This portfolio is managed by the Company for advisory fees at an annual rate of .26% of the portfolio's average daily net assets. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. Under Portfolio Director Plus, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of NAFV II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

         ANNUITY OPTIONS. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director Plus. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director Plus does not provide this option. SA-1 and Portfolio Director Plus, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)

         SALES/SURRENDER CHARGES. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director Plus also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director Plus which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

         OTHER CHARGES. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of NAFV I. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from
 .26% to .50% of each respective portfolio's average daily net assets. Under Portfolio Director Plus, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of NAFV II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

         ANNUITY OPTIONS. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS
(C-1-75 AND IFA-78)

         SALES/SURRENDER CHARGES. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus. Purchase Payments made to Portfolio Director Plus, however, would be subject to the surrender charge under Portfolio Director Plus. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

         OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. There are no variable investment alternatives provided under Compounder Contracts.

         ANNUITY OPTIONS. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director Plus provides for a designated period of 5 and 30 years. Unlike Portfolio Director Plus, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO ANY EXCHANGE

         GUARANTEED ANNUITY RATES. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director Plus are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director Plus or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director Plus are set forth therein, and copies may be obtained from the Company.

         To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director Plus generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

         Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.


                         CALCULATION OF SURRENDER CHARGE

         The surrender charge is discussed in the Prospectus under "Fees and Charges--Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

               ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

         EXAMPLE 1.
                                                     TRANSACTION HISTORY

         DATE                                           TRANSACTION                                         AMOUNT
2/1/95.........................................    Purchase Payment                                       $  10,000
2/1/96.........................................    Purchase Payment                                           5,000
2/1/97.........................................    Purchase Payment                                          15,000
2/1/98.........................................    Purchase Payment                                           2,000
7/1/98.........................................    Total Purchase Payments
                                                   (Assumes Account Value is $38,000)                        32,000

         Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 36 months of Purchase Payments
         1.  Surrender Charge against Purchase Payment of 2/1/95..........................................    $       0
         2.  Surrender Charge against Purchase Payment of 2/1/96 (0.05u$5,000)............................    $     250
         3.  Surrender Charge against Purchase Payment of 2/1/97 (0.05u$15,000)...........................    $     750
         4.  Surrender Charge against Purchase Payment of 2/1/98 (0.05u$2,000)............................    $     100
             Surrender Charge based on Purchase Payments (1+2+3+4)........................................    $   1,100


                                       15

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

             Account Value at time of surrender                                 $    38,000
             Less 10% not subject to surrender charge                                -3,800
                                                                                -----------
         Subject to surrender charge                                                 34,200
                                                                                X       .05
                                                                                -----------
         Surrender Charge based on Account Value                                $     1,710..............           $1,710
         Surrender Charge is the lesser of a or b                                          ..............           $1,100
                                                                                                                    ------

             ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

         EXAMPLE 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

         DATE                                           TRANSACTION                                         AMOUNT

2/1/95.........................................    Purchase Payment                                       $   4,000
2/1/96.........................................    Purchase Payment                                               0
2/1/97.........................................    Purchase Payment                                               0
2/1/98.........................................    Purchase Payment                                           1,000
7/1/98.........................................    Partial Surrender
                                                    (Assumes Account Value is $10,000)                        2,500

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

         10% of $10,000=$1,000.

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $2,500 -$1,000=$1,500.

c. Since only $1,000 has been paid in Purchase Payments in the 36 months prior to the Full Surrender, the charge can only be calculated on $1,000. Thus, the charge is $1,000u(0.05)=$50.00.

                               PURCHASE UNIT VALUE

         The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

         EXAMPLE 3.

         1.  Purchase Unit value, beginning of period.................................................    $     1.800000
         2.  Value of Fund share, beginning of period.................................................         21.200000
         3.  Change in value of Fund share............................................................           .500000
         4.  Gross investment return (3)x(2)..........................................................           .023585
         5.  Daily separate account fee...............................................................    $      .000027
                                                                                                          --------------
         6.  Net investment return (4)-(5)............................................................           .023558
                                                                                                          --------------
         7.  Net investment factor 1.000000+(6).......................................................    $     1.023558
                                                                                                          --------------
         8.  Purchase Unit value, end of period (1)x(7)...............................................    $     1.842404
                                                                                                          --------------

                    ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

         EXAMPLE 4.

         1.  First Periodic Purchase Payment..........................................................    $       100.00
         2.  Purchase Unit value on effective date of purchase (see Example 3)........................    $     1.800000
         3.  Number of Purchase Units purchased (1)n(2)...............................................            55.556
         4.  Purchase Unit value for valuation date following purchase
            (See Example 3)...........................................................................    $     1.842404
                                                                                                          --------------
         5.  Value of Purchase Units in account for valuation date
              following purchase (3)u(4)..............................................................    $       102.36
                                                                                                          --------------

                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION TWO

                           7-DAY CURRENT YIELD: 5.09%



   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION TWO

         EXAMPLE 5.

         The current yield quotation above is based on the seven days ended December 31, 2000, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner Accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION TWO

                          7-DAY EFFECTIVE YIELD: 5.22%


  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION TWO

         EXAMPLE 6.

         The effective yield quotation above is based on the seven days ended December 31, 2000, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1


            STANDARDIZED YIELD FOR CAPITAL CONSERVATION DIVISION ONE CALCULATION OF STANDARDIZED YIELD FOR CAPITAL CONSERVATION DIVISION ONE

                             STANDARDIZED YIELD: . %


                ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD
                     FOR CAPITAL CONSERVATION DIVISION One

         EXAMPLE 7.

         The yield quotation based on a 30-day period ended December 31, 2000, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                  YIELD=2 [( a-b + 1 ) TO THE POWER OF 6-1]
                                     ---
                                     cd

         Where:

         a       =       net investment  income earned during the period by the
                         Fund  attributable to shares owned by the Division

         b       =       expenses accrued for the period (net of reimbursements)

         c       =       the average daily number of Purchase Units outstanding
                         during the period

         d       =       the maximum offering price per Purchase Unit on the
                         last day of the period

         Yield on the Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

         Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2000, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1 + T) TO THE POWER OF n=ERV

         Where:

         P         =       a hypothetical initial Purchase Payment of $1,000

         T         =       average annual total return

         n         =       number of years

         ERV       =       redeemable value at the end of the 1, 5, or 10 year
                           periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5, or 10 year periods
                           (or fractional portion thereof)

         We may advertise standardized average annual total return which includes the surrender charge of up to 5% of Purchase Payments received during the most recent 36 months as well as non-standardized average annual total returns which does not include a surrender charge or account maintenance fee.

         There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN, AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES



         The tables below present performance information for each of the VALIC Separate Account A Divisions available for this Contract. These performance results are not an estimate or guarantee of future investment performance and do not represent the actual experience of amounts invested by a particular participant. The information presented does not reflect the advantage under the Contracts of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments, nor does the information reflect the Qualified Contract advantage of deferring federal income tax on Purchase Payments. See "Federal Tax Matters" for more on tax deferral.

         Please note that the North American--AG MidCap Index Fund Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the MidCap Index Division changes its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures shown below for the MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991. Also, the North American--AG Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



                                                           TABLE I

                                                 AVERAGE ANNUAL TOTAL RETURN
                                  WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
                               (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)

                                                                                                                FUND
                                                                                                SINCE         INCEPTION
                    FUND AND DIVISION                      1 YEAR       5 YEARS    10 YEARS   INCEPTION         DATE
                    -----------------                      ------       -------    --------   ---------         ----
North American--AG Asset Allocation Fund
 (Division 5)                                               (7.84)%       10.79%       9.90%       8.36%      09/06/1983
North American--AG Capital Conservation
 Fund (Division 1)                                            3.19%        4.12%       7.09%       7.56%      02/11/1982
North American--AG MidCap Index Fund
 (Division 4)                                                10.39%       18.84%          --      16.05%      10/01/1991
North American--AG 1 Money Market Fund
 (Division 2)                                                 0.19%        4.13%       3.60%       5.34%      02/04/1982
North American--AG Stock Index Fund
 (Division 10)                                             (14.32)%       16.85%      15.74%      12.69%      07/28/1982

                                                          TABLE II

                                                 AVERAGE ANNUAL TOTAL RETURN
                                 WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                               (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)

                                                                                                                FUND
                                                                                                SINCE         INCEPTION
                    FUND AND DIVISION                      1 YEAR       5 YEARS    10 YEARS   INCEPTION
                    -----------------                      ------       -------    --------   ---------
DATE
----
North American--AG Asset Allocation Fund
 (Division 5)                                               (3.46)%       10.82%       9.93%       8.38%      09/06/1983
North American--AG Capital Conservation
 Fund (Division 1)                                            8.10%        4.16%       7.12%       7.57%      01/16/1986
North American--AG MidCap Index
 Fund (Division 4)                                           15.43%       18.87%          --      16.07%      01/16/1986
North American--AG 1 Money Market
 Fund (Division 2)                                            4.95%        4.17%       3.64%       5.37%      10/02/1989
North American--AG Stock Index Fund
  (Division 10)                                            (10.25)%       16.87%      15.76%      12.71%      10/01/1991



                                                          TABLE III

                                                      CUMULATIVE RETURN
                            WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                          (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)

                                                                                                                FUND
                                                                                                SINCE         INCEPTION
                    FUND AND DIVISION                      1 YEAR       5 YEARS    10 YEARS   INCEPTION
                    -----------------                      ------       -------    --------   ---------
DATE
----
North American--AG Asset Allocation
 Fund (Division 5)                                          (3.46)%       67.14%     157.76%     302.99%      09/06/1983
North American--AG Capital
 Conservation Fund (Division 1)                               8.10%       22.61%      98.96%     297.05%      01/16/1986
North American--AG MidCap Index
 Fund (Division 4)                                           15.43%      137.36%          --     296.81%      01/16/1986
North American--AG 1 Money Market
 Fund (Division 2)                                            4.95%       22.64%      42.91%     168.66%      10/02/1989
North American--AG Stock Index Fund
 (Division 10)                                             (10.25)%      118.08%     332.03%     806.12%      10/01/1991

                                                          TABLE IV

                                     ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
                                     WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED
                                         (FROM SEPARATE ACCOUNT DIVISION INCEPTION)

                          ANNUAL CHANGE IN PURCHASE UNIT VALUE OF THE 12 MONTHS ENDED DECEMBER 31,

                                        2000     1999     1998    1997    1996     1995   1994     1993      1992   1991
                                        ----     ----     ----    ----    ----     ----   ----     ----      ----   ----
North American--AG Asset
 Allocation Fund (Division 5)            (3.46)%  10.65%  17.19%  21.40%   9.99%   23.54%  (2.29)%  8.19%  (1.71)%  20.13%
North American--AG Capital
 Conservation Fund (Division 1)           8.10%  (1.42)%   6.28%   7.47%   0.74%   19.54%  (7.03)% 10.86%    7.54%  22.48%
North American--AG MidCap Index
 Fund (Division 4)                       15.43%   13.78%  17.80%  30.45%  17.61%   29.24%  (4.70)% 11.78%    8.79%  11.63%
North American--AG 1 Money
 Market Fund (Division 2)                 4.95%    3.70%   4.11%   4.12%   3.96%    4.50%   2.76%   1.67%    2.22%   4.43%
North American--AG Stock Index
 Fund (Division 10)                      (10.25)% 19.37%  27.13%  31.76%   21.52%  35.93%  (0.30)%   8.78%   2.62%  30.96%



                    CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1990

                                        2000     1999     1998    1997    1996     1995   1994     1993      1992   1991
                                        ----     ----     ----    ----    ----     ----   ----     ----      ----   ----
North American--AG Asset
 Allocation Fund (Division 5)            157.76% 166.99%  141.30% 105.91% 69.62%   54.21%  24.82%  27.75%   18.07%  20.13%
North American--AG Capital
 Conservation Fund (Division 1)          98.96%   84.06%  86.71%  75.68%  63.47%   62.27%  35.75%  46.01%   31.71%  22.48%
North American--AG MidCap
 Index Fund (Division 4)                 296.81% 243.76%  202.14% 156.48% 96.61%   67.18%  29.36%  35.74%   21.43%  11.63%
North American--AG 1 Money
 Market Fund (Division 2)                42.91%   36.18%  31.32%  26.13%  21.15%   16.53%  11.52%   8.52%    6.74%   4.43%
North American--AG Stock Index
 Fund (Division 10)                      332.03% 381.37%  303.26% 217.20% 140.74%  98.11%  45.75%  46.19%   34.39%  30.96%

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

          The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows:
4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

          The amount of the first variable payout payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

          The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

          The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit Value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed payout payment.

          In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit Value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

          Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

          Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

          The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

          The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

          EXAMPLE 8.
          1.   Payout Unit value, beginning of period.................................................    $     .980000
          2.   Net investment factor for Period (see Example 3).......................................         1.023558
          3.   Daily adjustments for 3 1/2% Assumed Investment Rate...................................          .999906
          4.   (2)x(3)................................................................................         1.023462
          5.   Payout Unit value, end of period (1)u(4)...............................................    $    1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

          EXAMPLE 9. ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

          1.   Number of Purchase Units at Payout Date................................................        10,000.00
          2.   Purchase Unit value (see Example 3)....................................................    $    1.800000
          3.   Account Value of Contract (1)u(2)......................................................    $   18,000.00
          4.   First monthly Payout Payment per $1,000 of Account Value...............................    $        6.57
          5.   First monthly Payout Payment (3)u(4)n1,000.............................................    $      118.26
          6.   Payout Unit value (see Example 8)......................................................    $     .980000
          7.   Number of Payout Units (5)n(6).........................................................    $     120.673
          8.   Assume Payout Unit value for second month equal to.....................................    $     .997000
          9.   Second monthly Payout Payment (7)u(8)..................................................    $      120.31
          10.  Assume Payout Unit value for third month equal to......................................    $     .953000
          11.  Third monthly Payout Payment (7)u(10)..................................................    $      115.00

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


         The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is The Variable Annuity Marketing Company (the "Distributor"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.


         The licensed agents who sell the Contracts will be compensated for such sales by commissions which will range up to 6.0% of each Purchase payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts").


         Pursuant to its underwriting agreement with the Distributor and the Separate Account, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1998, 1999, and 2000 were $30,000, $24,202, and $25,401, respectively. The
Distributor retained $0 in commissions for those same years.


                                     EXPERTS

         The consolidated balance sheets of the Company at December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999, and 1998, and the statements of net assets and operations for the Company's Separate Account A at December 31, 2000 and for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


         The address of Ernst & Young LLP, independent auditors for the financial statements of the Company and the Company's Separate Account A, is One Houston Center, 1221 McKinney Street, Suite 2400, Houston, Texas 77010-2007.


                        COMMENTS ON FINANCIAL STATEMENTS

         The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


         Divisions One, Two, Four, Five, and Ten, are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2000.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS



To the Board of Directors
The Variable Annuity Life Insurance Company



         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999 and 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for the years ended December 31, 2000, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.


                                                   /s/ Ernst & Young LLP




Houston, Texas
January 23, 2001

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheets

At December 31
In millions, except share data

                                                                                                       2000                   1999
------------------------------------------------------------------------------------------------------------------------------------
ASSETS               Investments
                        Fixed maturity securities
                           (amortized cost: $21,192 in 2000 and $21,797 in 1999)                     $ 21,076              $ 21,258
                        Equity securities (cost: $350 in 2000 and $182 in 1999)                           350                   220
                        Mortgage loans on real estate                                                   1,628                 1,478
                        Real estate                                                                        24                    25
                        Policy loans                                                                      901                   849
                        Other long-term invested assets                                                    32                    95
                        Short-term investments                                                            120                    94
                     ---------------------------------------------------------------------------------------------------------------
                           Total investments                                                           24,131                24,019
                     ---------------------------------------------------------------------------------------------------------------
                     Investment income receivable                                                         379                   387
                     Cash                                                                                  13                    26
                     Deferred policy acquisition costs                                                  1,401                 1,301
                     Cost of insurance purchased                                                           16                    19
                     Other assets                                                                         642                   181
                     Assets held in separate accounts                                                  19,774                21,390
                     ---------------------------------------------------------------------------------------------------------------
                           Total assets                                                              $ 46,356              $ 47,323
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES          Policy reserves for fixed annuity investment contracts                          $ 23,042              $ 23,441
                     Other liabilities                                                                    735                   245
                     Income tax liabilities                                                               419                   284
                     Liabilities related to separate accounts                                          19,774                21,390
                     ---------------------------------------------------------------------------------------------------------------
                           Total liabilities                                                           43,970                45,360
------------------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S        Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY                  and outstanding in 2000 and 1999                                                    4                     4
                     Additional paid-in capital                                                           853                   851
                     Retained earnings                                                                  1,592                 1,395
                     Accumulated other comprehensive loss                                                 (63)                 (287)
                     ---------------------------------------------------------------------------------------------------------------
                           Total stockholder's equity                                                   2,386                 1,963
                     ---------------------------------------------------------------------------------------------------------------
                           Total liabilities and stockholder's equity                                $ 46,356              $ 47,323
                     ---------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------
2

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statements of Income

For the years ended December 31
In millions


                                                                                         2000               1999               1998
------------------------------------------------------------------------------------------------------------------------------------
REVENUES             Premium and other considerations                                 $    40            $    19            $  --
                     Charges and fees                                                     318                242                182
                     Net investment income                                              1,838              1,834              1,811
                     Investment gains (losses)                                            (84)                 5                (28)
                     Other income                                                          18                 (7)                (6)
                     ---------------------------------------------------------------------------------------------------------------
                           Total revenues                                               2,130              2,093              1,959
------------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND         Insurance policy benefits                                             41                 19               --
EXPENSES             Increase in policy reserves for fixed annuity contracts            1,198              1,213              1,296
                     Operating costs and expenses                                         316                277                221
                     Commissions                                                          165                149                124
                     Change in deferred policy acquisition costs
                        and cost of insurance purchased                                  (207)              (137)              (103)
                     ---------------------------------------------------------------------------------------------------------------
                           Total benefits and expenses                                  1,513              1,521              1,538
------------------------------------------------------------------------------------------------------------------------------------
EARNINGS             Income before income tax expense                                     617                572                421
                     Income tax expense                                                   209                195                137
                     ---------------------------------------------------------------------------------------------------------------
                           Net income                                                 $   408            $   377            $   284
                     ---------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31
In millions

                                                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK             Balance at beginning and end of year                                   $     4       $     4       $     4
-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL               Balance at beginning of year                                               851           833           711
PAID-IN-CAPITAL          Capital contribution from stockholder                                        2            18           122
                         ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                   853           851           833
-----------------------------------------------------------------------------------------------------------------------------------
RETAINED                 Balance at beginning of year                                             1,395         1,142         1,039
EARNINGS                 Net income                                                                 408           377           284
                         Dividends paid to stockholder                                             (211)         (124)         (181)
                         ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                 1,592         1,395         1,142
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER        Balance at beginning of year                                              (287)          527           306
COMPREHENSIVE            Change in net unrealized gains (losses) on securities                      224          (814)          221
INCOME (LOSSES)          ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                   (63)         (287)          527
-----------------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S                 Balance at end of year                                            $ 2,386       $ 1,963       $ 2,506
EQUITY                   ----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                                   2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
NET INCOME              Net income                                                              $   408       $   377       $   284
-----------------------------------------------------------------------------------------------------------------------------------
OTHER                   Change in net unrealized gains (losses) on securities
COMPREHENSIVE              Fair value of fixed maturity securities                                  423        (1,684)          155
INCOME (LOSS)              Deferred policy acquisition costs and
                              cost of insurance purchased                                          (128)          499           172
                           Deferred income taxes                                                    (33)          351          (124)
                        -----------------------------------------------------------------------------------------------------------
                           Change in fixed maturity securities                                      262          (834)          203
                           Change in equity securities and other                                    (38)           20            18
                        -----------------------------------------------------------------------------------------------------------
                              Total                                                                 224          (814)          221
-----------------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE           Comprehensive income (loss)                                             $   632       $  (437)      $   505
INCOME (LOSS)           -----------------------------------------------------------------------------------------------------------
                        SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
4

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CASH FLOWS

For the years ended December 31
In millions

                                                                                             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------------------------
OPERATING            Net income                                                          $    408         $    377         $    284
ACTIVITIES           Reconciling adjustments to net cash provided by
                      operating activities:
                        Insurance and annuity liabilities                                   1,198            1,213            1,296
                        Deferred policy acquisition costs
                           and cost of insurance purchased                                   (225)            (137)            (103)
                        Other, net                                                            126              (74)             (44)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash provided by operating activities                        1,507            1,379            1,433
-----------------------------------------------------------------------------------------------------------------------------------
INVESTING            Investment purchases                                                 (19,274)         (28,211)         (15,180)
ACTIVITIES           Investment dispositions and repayments                                19,586           27,789           14,732
                     Net (increase) decrease in short-term investments                        (26)              70             (104)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash provided by (used for) investing activities               286             (352)            (552)
-----------------------------------------------------------------------------------------------------------------------------------
FINANCING            Policyholder account deposits                                          4,510            4,251            3,756
ACTIVITIES           Policyholder account withdrawals                                      (2,556)          (2,033)          (1,777)
                     Transfers to separate accounts                                        (3,551)          (3,218)          (2,728)
                     Capital contribution from stockholder                                      2               18              122
                     Dividends paid to stockholder                                           (211)            (124)            (181)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash used for financing activities                          (1,806)          (1,106)            (808)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE           Net increase (decrease) in cash                                          (13)             (79)              73
IN CASH              Cash at beginning of year                                                 26              105               32
                     --------------------------------------------------------------------------------------------------------------
                           Cash at end of year                                           $     13         $     26         $    105
                     --------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------
                                        1
                         SIGNIFICANT ACCOUNTING POLICIES

1.1 ORGANIZATION AND NATURE OF OPERATIONS

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. To conform with the 2000 presentation, certain items in the prior year financial statements have been reclassified. All material intercompany transactions between VALIC and its subsidiaries have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. On January 1, 2001, VALIC adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument are reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

     Upon adoption, SFAS 133 did not have a material impact on consolidated results of operations and financial position in future periods. The impact of the fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     At various times, VALIC holds trading securities and reports them at fair value. VALIC held no trading securities at December 31, 2000 or 1999. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2000, 1999 or 1998.

     Equity partnerships, which are reported in equity securities, are accounted under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, VALIC records its proportionate interest in investment gains (losses).

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     REAL ESTATE. VALIC classifies real estate as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

     DOLLAR ROLL AGREEMENTS. Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. VALIC accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

--------------------------------------------------------------------------------
6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

1.4 INVESTMENTS -(CONTINUED)

     VALIC recognizes income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, VALIC calculates a new effective yield and adjusts the net investment in the security accordingly. The adjustment is recognized in net investment income.

     INVESTMENT GAINS (LOSSES). Investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVE FINANCIAL INSTRUMENTS

     USE OF DERIVATIVES. VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to, or receivable from, counterparties is included in other liabilities or other assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income
(loss) included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, VALIC defers the net swap settlement amount or unrealized gain (loss) and includes it in the recorded amount of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Gains or losses from early termination of a swap agreement are deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain (loss) on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements limit VALIC's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in other long-term invested assets and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain (loss) is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)
     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     If the estimate of future gross profits changes significantly, DPAC balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% in 2000, 1999 and 1998. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in the separate accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds. Management fees and other charges assessed against the contracts are included in charges and fees.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the board of directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5% at December 31, 2000 and 1999.

1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income (loss) in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 2000, 1999, and 1998, or for the years then ended.

     Effective January 1, 2001, insurance companies are required to prepare statutory financial statements in accordance with the National Association of Insurance Commissioners' Codification of Statutory Accounting Principles. The adoption of codification did not have a material impact on VALIC's statutory net income or equity.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:


                                2000       1999       1998
----------------------------------------------------------
Statutory net income         $   270    $   256    $   170
Change in DPAC and CIP           207        137        103
Investment valuation
  differences                     34         21         48
Policy reserve adjustments        38         42         67
Deferred income taxes           (105)       (58)       (57)
Other, net                       (36)       (21)       (47)
----------------------------------------------------------
   GAAP net income           $   408    $   377    $   284
----------------------------------------------------------
Statutory equity             $ 1,387    $ 1,331    $ 1,237
Asset valuation reserve          267        272        230
Investment valuation
  differences*                  (117)      (550)     1,128
DPAC and CIP                   1,417      1,320        687
Non-admitted assets               44        104         72
Policy reserve adjustments       (54)       (92)      (134)
Deferred income taxes           (404)      (266)      (556)
Other, net                      (154)      (156)      (158)
----------------------------------------------------------
   GAAP equity               $ 2,386    $ 1,963    $ 2,506
----------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities



--------------------------------------------------------------------------------
8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements - Continued

December 31, 2000 In
millions, except per share data
--------------------------------------------------------------------------------

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                        2
                                   INVESTMENTS

2.1 NET INVESTMENT INCOME

     Income by type of investment was as follows:


                               2000       1999       1998
---------------------------------------------------------
Non-affiliated fixed
  maturity securities       $ 1,604    $ 1,670    $ 1,664
Affiliated fixed
  maturity securities             6          2          3
Equity securities                20         15       --
Mortgage loans on
  real estate                   123        104        113
Other                           114         71         63
---------------------------------------------------------
  Gross investment income     1,867      1,862      1,843
  Investment expense            (29)       (28)       (32)
---------------------------------------------------------
    Net investment income   $ 1,838    $ 1,834    $ 1,811
---------------------------------------------------------

     The carrying value of investments that produced no investment income during 2000 totaled $180 million or 0.75% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position. There were no investments during 1999 and 1998 that did not produce investment income.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended in the period December 31, 2000.

2.2 INVESTMENT GAINS (LOSSES)
     Investment gains (losses) were as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Fixed maturity securities
  Gross gains                                   $  50        $ 101        $  14
  Gross losses                                   (136)         (86)         (50)
-------------------------------------------------------------------------------
    Total fixed maturity
        securities                                (86)          15          (36)
-------------------------------------------------------------------------------
Mortgage loans on real estate                       3           (4)           9
Real estate                                        (3)        --              7
Other long-term investments                       (11)           2         --
DPAC amortization and
  investment expense                               13           (8)          (8)
-------------------------------------------------------------------------------
  Investment gains (losses)                     $ (84)       $   5        $ (28)
-------------------------------------------------------------------------------

2.3 FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses        Fair Value
                                      --------------------------------------------------------------------------------------------
                                         2000         1999      2000         1999       2000           1999        2000       1999
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies           $   106      $   159   $     6      $    10      $--           $   (1)   $    112   $    168
Obligations of states and
  political subdivisions                  126          105         2         --           (4)            (7)        124         98
Debt securities issued by
  foreign governments                     164          134         6            3         (2)          --           168        137
Corporate securities                   15,825       16,584       326          122       (558)          (639)     15,593     16,067
Mortgage-backed securities              4,954        4,774       112           31         (4)           (58)      5,062      4,747
Affiliated fixed maturity securities       17           27      --           --         --             --            17         27
Redeemable preferred stock               --             14      --           --         --             --          --           14
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities       $21,192      $21,797   $   452      $   166      $(568)        $ (705)   $ 21,076   $ 21,258
------------------------------------------------------------------------------------------------------------------------------------
Equity securities                     $   350      $   182   $     6      $    38      $  (6)        $ --      $    350   $    220
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                            Amortized     Fair
                                                               Cost       Value
--------------------------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                                       $   713     $   714
   In years two through five                                   4,666       4,686
   In years six through ten                                    5,707       5,646
   After ten years                                             5,152       4,968
Mortgage-backed securities                                     4,954       5,062
--------------------------------------------------------------------------------
       Total fixed maturity securities                       $21,192     $21,076
--------------------------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. VALIC may sell investments before maturity to achieve corporate requirements and investment strategies.

     NET UNREALIZED GAINS (LOSSES). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                               2000          1999          1998
-------------------------------------------------------------------------------
Gross unrealized gains                      $   452       $   204       $ 1,237
Gross unrealized losses                        (568)         (705)          (74)
DPAC adjustments                                 31           159          (340)
Deferred federal income taxes                    22            55          (296)
-------------------------------------------------------------------------------
  Net unrealized gains
   (losses) on securities                   $   (63)      $  (287)      $   527
--------------------------------------------------------------------------------

2.4 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC generally requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                            2000        1999
---------------------------------------------------------------
Geographic distribution:
  Atlantic                                   44%           44 %
  Central                                    33            31
  Pacific and Mountain                       23            25
---------------------------------------------------------------
    Total mortgage loans                    100%          100 %
---------------------------------------------------------------
Property type:
  Office                                     43%           39 %
  Retail                                     29            34
  Industrial                                 16            18
  Apartments                                  7             7
  Residential and other                       5             2
---------------------------------------------------------------
    Total mortgage loans                    100%          100 %
---------------------------------------------------------------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                             $ 14         $ 12         $ 21
Provision for (recovery of)
  mortgage loan losses                            --             4           (7)
Deductions                                         (7)          (2)          (2)
-------------------------------------------------------------------------------
Balance at December 31                           $  7         $ 14         $ 12
--------------------------------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $0, $17 million, and $13 million at December 31, 2000, 1999, and 1998, respectively. There was no interest income related to impaired loans for 2000, 1999 and 1998.

2.5  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                                2000          1999          1998
--------------------------------------------------------------------------------
Fixed maturity securities                    $ 8,537       $10,823       $ 5,469
Other                                         10,737        17,388         9,711
--------------------------------------------------------------------------------
  Total                                      $19,274       $28,211       $15,180
--------------------------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                                                2000          1999          1998
--------------------------------------------------------------------------------
Fixed maturity securities                    $ 9,068       $10,829       $ 4,444
Mortgage loans on
  real estate                                    134           133           241
Equity securities                                172            42             8
Real estate                                     --               4            17
Other                                         10,212        16,781        10,022
--------------------------------------------------------------------------------
  Total                                      $19,586       $27,789       $14,732
--------------------------------------------------------------------------------

                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                          $ 1,301      $   665      $   392
Deferrals:
  Commissions                                      92           90           83
  Other acquisition costs                          86          106           77
Accretion of interest                              84           78           73
Amortization                                      (52)        (134)        (128)
Offset to realized (gains) losses                  18           (3)          (4)
Effect of net unrealized
  (gains) losses on securities                   (128)         499          172
-------------------------------------------------------------------------------
Balance at December 31                        $ 1,401      $ 1,301      $   665
-------------------------------------------------------------------------------

     An adjustment was recorded to DPAC amortization in 2000 to reflect revisions to underlying interest spread assumptions to more closely approximate expected future experience.




--------------------------------------------------------------------------------
10

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                             $ 19         $ 22         $--
Additions from acquisitions                       --           --            24
Accretion of interest                               1            1            1
Amortization                                       (4)          (4)          (3)
-------------------------------------------------------------------------------
Balance at December 31                           $ 16         $ 19         $ 22
--------------------------------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $2 million, $2 million, $2 million, $1 million, and $1 million.

                                        5
                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its separate accounts, is taxed as a life insurance company. VALIC and the separate accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:


                                                              2000         1999
-------------------------------------------------------------------------------
Current tax liabilities                                      $  15        $  18
-------------------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                             15           31
  DPAC and CIP                                                 485          451
  Other                                                         67           40
-------------------------------------------------------------------------------
   Total deferred tax liabilities                              567          522
-------------------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                             (129)        (140)
  Basis differential of investments                            (16)        (176)
  Other                                                        (26)          (8)
-------------------------------------------------------------------------------
   Gross deferred tax assets                                  (171)        (324)
   Valuation allowance                                           8           68
-------------------------------------------------------------------------------
     Total deferred tax assets, net                           (163)        (256)
-------------------------------------------------------------------------------
  Net deferred tax liabilities                                 404          266
-------------------------------------------------------------------------------
     Total income tax liabilities                            $ 419        $ 284
-------------------------------------------------------------------------------

     The deferred tax assets applicable to basis differential of investments at year-end 2000 and 1999 were due to recognition of unrealized losses on available-for-sale securities on the balance sheet. Since a portion of these deferred tax assets may not be realized, management established valuation allowances of $8 million in 2000 and $68 million in 1999. These balance sheet adjustments had no income statement impact.

5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                 2000         1999          1998
--------------------------------------------------------------------------------
Current:
  Federal                                       $ 101        $ 133         $  78
  State                                             3            4             2
--------------------------------------------------------------------------------
    Total current income
       tax expense                                104          137            80
--------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                             79           48            35
  Policy reserves                                  11           (6)            4
  Basis differential of
     investments                                    5            8            13
  Other, net                                       10            8             5
--------------------------------------------------------------------------------
    Total deferred income
       tax expense                                105           58            57
--------------------------------------------------------------------------------
       Income tax expense                       $ 209        $ 195         $ 137
--------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                              2000          1999          1998
------------------------------------------------------------------------------
Federal income tax rate                         35%           35%           35%
Income tax expense at
  applicable rate                            $ 216         $ 200         $ 147
Dividends received
  deduction                                    (15)          (13)           (8)
Tax-exempt interest (ESOP)                      (2)           (2)           (3)
State income taxes                               6             5             4
Other items                                      4             5            (3)
------------------------------------------------------------------------------
  Income tax expense                         $ 209         $ 195         $ 137
------------------------------------------------------------------------------

5.4 TAXES PAID

     Income taxes paid to AGC were as follows:

                                            2000            1999            1998
--------------------------------------------------------------------------------
Federal                                     $102            $ 99            $ 93
State                                          5               1               3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                        6
                                  CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value, 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2001 is $270 million.

                                        7
                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:


                                                               2000        1999
-------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                       $    132    $    132
     Average receive rate                                    6.72%         6.72%
     Average pay rate                                          6.93        6.52
-------------------------------------------------------------------------------
Currency swap agreements
  (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                           $     68    $    108
     Average exchange rate                                     1.44        1.50
-------------------------------------------------------------------------------
Currency swap agreements
  (receive U.S. $/pay Australian $)
     Notional amount (in U.S.$)                            $     23    $     23
     Average exchange rate                                     1.85        1.85
-------------------------------------------------------------------------------


7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                               2000        1999
-------------------------------------------------------------------------------
Call swaptions
   Notional amount                                         $    470   $   2,195
   Average strike rate                                         5.00 %      4.63%
-------------------------------------------------------------------------------
Put swaptions
   Notional amount                                         $    545   $   1,300
   Average strike rate                                         8.77 %      8.50%
-------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 2000 expire in 2001. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                                        8
                       FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                         2000                                  1999
------------------------------------------------------------------------------------------------------------------------------------
                                                            FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
------------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                    $       21,426*    $       21,426*    $       21,478 *   $      21,478*
  Mortgage loans on real estate                                    1,634              1,628              1,414             1,478
  Policy loans                                                       905                901                806               849
  Short-term investments                                             120                120                 94                94
  Assets held in separate accounts                                19,774             19,774             21,390            21,390
Liabilities
  Insurance investment contracts                          $       22,816     $       23,042     $       21,817     $      23,441
  Liabilities related to separate accounts                        19,774             19,774             21,390            21,390
------------------------------------------------------------------------------------------------------------------------------------

* Includes derivative financial instruments with a fair value of $9 in 2000 and ($4) in 1999.

--------------------------------------------------------------------------------
12

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

8. FAIR VALUE OF FINANCIAL INSTRUMENTS -(CONTINUED)

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds and on quoted market prices of the underlying fixed maturity and equity securities.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                       9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 2000 were as follows:

     Operating expenses include $75 million in 2000, $44 million in 1999, and $47 million in 1998, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $0 in 2000, $2 million in 1999, and $0 in 1998.

     On November 4, 1982, VALIC invested $12 million in a 13 1/2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 2000, 1999, and 1998. VALIC recognized $1 million in interest income during 2000, 1999, and 1998.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2000, 1999, and 1998. VALIC recognized $1 million of interest income on the note during 2000, 1999, and 1998.

     VALIC paid common stock dividends of $211 million, $59.12 per share; $124 million, $34.69 per share; and $181 million, $50.63 per share to AGL in 2000, 1999, and 1998, respectively.

     VALIC received capital contributions of $2 million, $18 million, and $122 million from AGL in 2000, 1999, and 1998, respectively.

                                       10
                          COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the ordinary course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. Based upon information presently available, VALIC believes that the total amounts that may ultimately have to be paid arising from these lawsuits will not have a material adverse effect on VALIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $4 million, $6 million, and $5 million, at December 31, 2000, 1999, and 1998, respectively. The 2000 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.



--------------------------------------------------------------------------------

     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC provides several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                                  2000        1999        1998
------------------------------------------------------------------------------
Service cost (benefits earned)
  during period                                    $ 2         $ 1         $ 2
Interest cost on projected
  benefit obligation                                 2           2           1
Expected return on plan assets                      (2)         (1)         (1)
------------------------------------------------------------------------------
  Total pension expense                            $ 2         $ 2         $ 2
------------------------------------------------------------------------------
Weighted-average discount
  rate on benefit obligation                       8.00%       7.75%       7.00%
Rate of increase in
  compensation levels                              4.50%       4.25%       4.25%
Expected long-term rate of
  return on plan assets                            10.35%      10.35%      10.25%
------------------------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 2000 and 1999 for VALIC's defined benefit pension plan:


                                                               2000        1999
-------------------------------------------------------------------------------
Projected benefit obligation                                   $ 26        $ 22
Plan assets at fair value                                        22          18
-------------------------------------------------------------------------------
Projected benefit obligation in excess of
  plan assets                                                    (4)         (4)
Unrecognized net loss                                            (4)         (2)
-------------------------------------------------------------------------------
    Net pension liability                                      $ (8)       $ (6)
--------------------------------------------------------------------------------

     At December 31, 2000, the plans' assets were invested as follows: (1) 66% in equity mutual funds managed outside of AGC; (2) 28% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 6% in AGC stock.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, provides life, medical, supplemental major medical, and dental benefits for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $3.1 million and $2.7 million at year-end 2000 and 1999, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 2000, 1999, and 1998 was immaterial.

                                       12
                                SUBSEQUENT EVENT

     On March 12, 2001, AGC entered into a definitive agreement with Prudential plc. Under the agreement, AGC's shareholders will exchange shares of AGC's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.


--------------------------------------------------------------------------------
14

================================================================================
                               TABLE OF CONTENTS
================================================================================


The Variable Annuity Life Insurance Company
Separate Account A - Annual Report
December 31, 2000


Report of Independent Auditors ......................................    1
Summary of Financial Statements .....................................    3
Statement of Net Assets .............................................    4
Statement of Operations .............................................   10
Statements of Changes in Net Assets .................................   18
Notes to Financial Statements .......................................   43

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                        1
================================================================================


To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

We have audited the accompanying statement of net assets of The Variable Annuity Life Insurance Company Separate Account A (comprised of the following divisions:
1, 2, 4 through 8 inclusive, 10A, 10B, 10C, 10D, and 11 through 73 inclusive) (collectively the "Separate Account") as of December 31, 2000. We have also audited the related statement of operations for the period ended December 31, 2000 as indicated therein, and the statements of changes in net assets for the periods ended December 31, 2000 and 1999 as indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements referred to above present fairly, in all material respects the financial position of the Separate Account at December 31, 2000, and the results of its operations for the period ended December 31, 2000 as indicated therein, and changes in its net assets for the periods ended December 31, 2000 and 1999 as indicated therein, in conformity with accounting principles generally accepted in the United States.



                                         /s/ Ernst & Young LLP

Houston, Texas
March 30, 2001

================================================================================
 2
================================================================================








                          [Intentionally Left Blank]

================================================================================
                        SUMMARY OF FINANCIAL STATEMENTS                       3
================================================================================


STATEMENT OF NET ASSETS
December 31, 2000
                                                                                                              ALL DIVISIONS
ASSETS:                                                                                                    --------------------
                                                                                                           $     19,597,051,375
Investment in shares of mutual funds, at market (cost $19,755,974,159) ........................                      14,081,412
Balance due from VALIC general account, net ...................................................                      41,168,073
Receivable for mutual fund sales, net .........................................................            --------------------
                                                                                                           $     19,652,300,860
NET ASSETS ....................................................................................            --------------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts                                                                  $     19,537,316,345
  (net of applicable contract loans - partial withdrawals with right of reinvestment)..........                      24,615,927
Reserves for annuity contracts on benefit .....................................................                      90,368,588
Capital surplus ...............................................................................            --------------------
                                                                                                           $     19,652,300,860
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................            --------------------


STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME:                                                                                             ALL DIVISIONS
                                                                                                           --------------------
Dividends from mutual funds ...................................................................            $        198,555,195
                                                                                                           --------------------
EXPENSES:
Mortality and expense risk charge .............................................................                     231,144,881
Reimbursement of expenses .....................................................................                     (14,689,232)
  NET EXPENSES ................................................................................                     216,455,649
                                                                                                           --------------------
NET INVESTMENT LOSS ...........................................................................                     (17,900,454)
                                                                                                           --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ..............................................................                     563,854,383
Capital gains distributions from mutual funds .................................................                   2,313,016,253
Net unrealized depreciation of investments during the period ..................................                  (6,318,164,150)
                                                                                                           --------------------
  Net realized and unrealized loss on investments .............................................                  (3,441,293,514)
                                                                                                           --------------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................            $     (3,459,193,968)
                                                                                                           --------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                    ALL DIVISIONS
                                                                                           ------------------------------------
For the Years Ended December 31                                                                  2000                1999
                                                                                           ------------------------------------
OPERATIONS:
Net investment income (loss) .........................................................     $    (17,900,454)   $     28,072,313
Net realized gain on investments .....................................................          563,854,383         492,418,714
Capital gains distributions from mutual funds ........................................        2,313,016,253       1,237,635,279
Net unrealized appreciation (depreciation) of investments during the period...........       (6,318,164,150)      2,750,587,412
                                                                                           ------------------------------------
  Increase (decrease) in net assets resulting from operations ........................       (3,459,193,968)      4,508,713,718
                                                                                           ------------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................................        3,095,578,212       2,904,038,286
Surrenders of accumulation units by terminations and withdrawals .....................       (1,689,421,976)     (1,008,041,123)
Annuity benefit payments .............................................................           (3,413,576)         (3,151,245)
Amounts transferred from VALIC general account, net ..................................          402,643,107         312,589,668
                                                                                           ------------------------------------
  Increase in net assets resulting from principal transactions .......................        1,805,385,767       2,205,435,586
                                                                                           ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................................       (1,653,808,201)      6,714,149,304
NET ASSETS:
Beginning of period ..................................................................       21,306,109,061      14,591,959,757
                                                                                           ------------------------------------
End of period ........................................................................     $ 19,652,300,860    $ 21,306,109,061
                                                                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
 4                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================


                                                                                 NAF VPS I                      NAF VPS I
                                                                       AG Capital Conservation Fund       AG 1 Money Market Fund
                                                                      ------------------------------  ------------------------------
                                                                        Division 1      Division 7      Division 2      Division 6
                                                                      --------------  --------------  --------------  --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $   4,471,911   $  47,046,482   $   4,220,538   $ 494,822,048
Balance due from (to) VALIC general account .......................         146,578        (170,976)         83,426       4,065,448
Receivable (payable) for mutual fund sales (purchases) ............            (431)         80,290             (70)     (3,649,966)
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $   4,613,830   $  46,955,796   $   4,303,894   $ 495,222,134
Reserves for annuity contracts on benefit .........................           4,228              --              --          15,396
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

                                                                                        NAF VPS I       NAF VPS I
                                                                        NAF VPS I       AG Social   AG International   NAF VPS I
                                                                     AG International   Awareness      Government     AG Small Cap
                                                                       Equities Fund      Fund          Bond Fund      Index Fund
                                                                        Division 11    Division 12     Division 13    Division 14
                                                                     ---------------- ------------- ---------------- ---------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $ 129,442,791   $ 530,593,450   $ 112,066,758   $ 226,486,385
Balance due from (to) VALIC general account .......................      (1,587,401)        221,980          (6,087)         60,794
Receivable (payable) for mutual fund sales (purchases) ............       1,996,020         937,581         222,382         727,794
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $ 129,663,602   $ 531,463,760   $ 112,246,851   $ 226,988,524
Reserves for annuity contracts on benefit .........................         187,808         289,251          36,202         286,449
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

                                                                         Vanguard        Vanguard                        Vanguard
                                                                         Long-Term      Long-Term      Vanguard         Wellington
                                                                      Corporate Fund  Treasury Fund Windsor II Fund        Fund
                                                                        Division 22    Division 23    Division 24      Division 25
                                                                      --------------  ------------- ---------------   --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $  74,090,594   $ 196,111,873   $ 762,121,966   $ 564,663,717
Balance due from (to) VALIC general account .......................         248,283          45,299         942,009         408,893
Receivable (payable) for mutual fund sales (purchases) ............         289,580         707,115       1,096,222       2,122,068
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $  74,586,023   $ 196,824,884   $ 763,867,691   $ 566,872,153
Reserves for annuity contracts on benefit .........................          42,434          39,403         292,506         322,525
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 5
================================================================================

  NAF VPS I AG        NAF VPS I AG         NAF VPS I                                   NAF VPS I
  MidCap Index      Asset Allocation     AG Government                             AG Stock Index Fund
      Fund                Fund          Securities Fund    ----------------------------------------------------------------------
   Division 4          Division 5          Division 8       Division 10A      Division 10B        Division 10C      Division 10D
---------------     ----------------    ----------------   --------------    --------------    ----------------     -------------
$    992,519,408    $  220,171,681      $     91,507,999   $ 470,029,657     $  35,512,533     $  4,243,870,843     $  45,782,944
          15,349            58,018                26,328      (2,143,881)         (292,142)           3,783,821           295,601
       2,222,033           254,511                54,636         282,998               932            9,271,631               988
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    994,133,083    $  220,246,198      $     91,588,963   $ 456,564,612     $  33,784,076     $  4,252,433,426     $  45,870,022
         623,707           238,012                    --      11,604,162         1,437,247            4,492,869           209,511
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

                                           NAF VPS I                                              NAF VPS I            NAF VPS I
                                        T. Rowe Price         NAF VPS I                           American             American
    NAF VPS I         NAF VPS I            Science &          Founders/        Templeton          Century              Century
   Core Equity       AG Growth &           Technology       T. Rowe Price    Asset Strategy    International           Income &
      Fund           Income Fund             Fund          Small Cap Fund    Fund, Class 1      Growth Fund           Growth Fund
   Division 15       Division 16          Division 17        Division 18      Division 19       Division 20           Division 21
----------------    --------------      ----------------   --------------    --------------    ----------------     -------------
$    981,879,653    $  264,942,567      $  2,594,873,974   $ 767,809,090     $ 287,518,770     $    649,775,791     $ 262,147,637
          56,980            62,322               572,850         252,831           (41,712)             231,052           329,350
       3,711,211           504,183             6,507,033       2,281,132           779,939            1,892,682           662,323
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    985,028,186    $  265,389,009      $  2,600,735,316   $ 769,989,723     $ 287,885,005     $    651,368,025     $ 262,958,484
         619,658           120,063             1,218,541         353,330           371,992              531,500           180,826
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

      Putnam        Putnam OTC &                            Neuberger &        NAF VPS I
        New           Emerging              Putnam            Berman           Founders            American           Templeton
   Opportunities    Growth Fund,        Global Growth      Guardian Trust      Large Cap           Century          Foreign Fund,
   Fund, Class A      Class A           Fund, Class A           Fund          Growth Fund         Ultra Fund           Class A
    Division 26      Division 27         Division 28       Division 29/(1)/   Division 30         Division 31        Division 32
----------------    --------------      ----------------   ----------------  -------------     ----------------     -------------
$  1,042,567,268    $  409,210,198      $    566,227,548   $          --     $ 747,791,467     $  1,108,091,336     $ 326,045,773
       1,415,214          (548,117)              805,513              --           710,881            1,328,324           183,377
       2,592,968         2,133,555             1,239,717              --         2,113,622            1,236,557         1,429,681
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$  1,046,438,043    $  410,725,357      $    568,114,482   $          --     $ 750,493,724     $  1,110,222,935     $ 327,508,771
         137,407            70,279               158,296              --           122,246              433,282           150,060
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

================================================================================
 6                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                                      American       NAF VPS II
                                                                    NAF VPS II        General        J.P. Morgan     NAF VPS II
                                                                   International   International      Small Cap       Small Cap
                                                                    Growth Fund      Value Fund      Growth Fund     Value Fund
                                                                    Division 33    Division 34/(1)/  Division 35     Division 36
                                                                   -------------   ---------------- -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 18,178,447    $           --   $ 23,908,109    $  8,218,486
Balance due from (to) VALIC general account......................         4,102                --         86,649         244,134
Receivable (payable) for mutual fund sales (purchases)...........        (4,385)               --        (87,232)       (244,385)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $  7,908,782    $           --   $ 17,387,040    $  3,217,693
Reserves for annuity contracts on benefit........................            --                --         13,283              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $  7,908,782    $           --   $ 17,400,323    $  3,217,693
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................    10,269,382                --      6,507,203       5,000,542
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

                                                                                    NAF VPS I
                                                                     NAF VPS II       Putnam        NAF VPS I AG         Janus
                                                                     AG 2 Money    Opportunities    Nasdaq-100(R)       Adviser
                                                                    Market Fund        Fund          Index Fund     Worldwide Fund
                                                                    Division 44     Division 45      Division 46      Division 47
                                                                   -------------   --------------   -------------   --------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 31,490,350    $       90,844   $  3,105,221    $  2,345,856
Balance due from (to) VALIC general account......................      (308,166)           (5,634)       183,891         119,783
Receivable (payable) for mutual fund sales (purchases)...........       307,980             5,634       (183,891)       (119,783)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................     5,112,021                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

                                                                     Evergreen       Evergreen
                                                                     Small Cap       Growth and       Evergreen      NAF VPS II
                                                                    Value Fund,     Income Fund,     Value Fund,    AG Core Bond
                                                                      Class A         Class A          Class A          Fund
                                                                    Division 55     Division 56      Division 57     Division 58
                                                                   ------------    --------------   ------------    ------------
ASSETS:

Investment in shares of mutual funds, at market..................  $    850,430    $      149,620   $    346,425    $  7,680,894
Balance due from (to) VALIC general account......................        65,450            46,490         10,064         (16,841)
Receivable (payable) for mutual fund sales (purchases)...........       (65,490)          (46,492)       (11,528)         16,801
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $    850,390    $      149,618   $    344,961    $  1,233,163
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $    850,390    $      149,618   $    344,961    $  1,233,163
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................            --                --             --       6,447,691
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                 STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 7
================================================================================

  NAF VPS II           NAF VPS II        NAF VPS II          NAF VPS II          NAF VPS II                           American
   INVESCO          Neuberger Berman    Goldman Sachs       State Street        AG Socially         American           General
MidCap Growth         MidCap Value        Large Cap          Large Cap          Responsible          General        Domestic Bond
    Fund                  Fund           Growth Fund         Value Fund            Fund           Balanced Fund          Fund
 Division 37           Division 38       Division 39        Division 40         Division 41       Division 42/(1)/ Division 43/(1)/
-------------       ----------------    --------------      -------------       -------------     ---------------- ----------------
$  12,309,083        $  26,474,746      $   22,683,579      $   5,977,085       $  13,223,667     $         --     $         --
      156,349              605,829              55,439             47,276               3,415               --               --
     (156,551)            (606,673)            (56,073)           (47,345)             (3,573)              --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   6,675,164        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
       13,454                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   6,688,618        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    5,620,263            7,411,861           3,076,271          3,773,279           6,557,727               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------

   NAF VPS II         NAF VPS II          NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive       AG Moderate       AG Conservative                            Vanguard      LifeStrategy    LifeStrategy
Growth Lifestyle    Growth Lifestyle    Growth Lifestyle    T. Rowe Price        LifeStrategy      Moderate      Conservative
     Fund                Fund                Fund           Small Cap Fund        Growth Fund     Growth Fund     Growth Fund
  Division 48         Division 49         Division 50       Division 51/(1)/      Division 52     Division 53     Division 54
----------------    ----------------    ----------------    ----------------    --------------  --------------   --------------
$  15,077,758        $  23,985,106      $   13,809,639      $          --       $  38,572,241     $ 43,200,815     $  7,711,045
       61,487               58,637              10,335                 --             165,123          120,435           12,701
      (61,839)             (59,206)            (10,518)                --            (165,264)        (120,495)         (12,730)
-------------        -------------      --------------      -------------       -------------     ------------     ------------
   15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
           --                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    6,977,182            6,666,504           6,524,735                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------


                                                             INVESCO          Warburg Pincus         MAS
NAF VPS II AG         NAF VPS II AG                          Blue Chip        Small Company     Mid Cap Growth     Evergreen
Strategic Bond       High Yield Bond         Janus          Growth Fund,       Growth Fund,       Portfolio,     Special Equity
   Fund                   Fund               Fund          Investor Class      Common Class     Adviser Class    Fund, Class A
 Division 59           Division 60        Division 61        Division 62       Division 63       Division 64      Division 65
--------------      ----------------     -------------     ---------------    ----------------  ---------------  ---------------
$   5,843,370        $   5,456,638      $    3,131,422      $     805,081       $     440,647     $    561,749     $  130,578
       (3,167)              14,106             159,788             16,880              23,412          112,188          2,741
        3,145              (14,126)           (160,032)           (16,968)            (22,037)        (112,186)        (2,760)
-------------        -------------      --------------      -------------       -------------     ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
-------------        -------------      --------------      -------------       -------------     ------------     ----------



$     398,551        $     477,488      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
           --                   --                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$     398,551        $     477,488      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------
    5,444,797            4,979,130                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------

--------------------------------------------------------------------------------

================================================================================
 8                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                         Sit             Sit                           Ariel
                                                                      Small Cap      Mid Cap Growth     Ariel       Appreciation
                                                                     Growth Fund         Fund           Fund           Fund
                                                                     Division 66     Division 67    Division 68     Division 69
                                                                   --------------  --------------  --------------  --------------
ASSETS:
Investment in shares of mutual funds, at market ................   $    454,301    $    235,495    $    177,526     $  209,603
Balance due from (to) VALIC general account ....................         20,475          24,338          13,270         18,842
Receivable (payable) for mutual fund sales (purchases) .........        (20,496)        (24,350)        (13,296)       (18,861)
                                                                   --------------  --------------  --------------  --------------
NET ASSETS .....................................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)  $    454,280    $    235,483    $    177,500     $  209,584
Reserves for annuity contracts on benefit ......................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES ..................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CAPITAL SURPLUS ................................................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ..............   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------


















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 9
================================================================================

                                    NAF VPS I        NAF VPS I
                   Dreyfus        T. Rowe Price    T. Rowe Price
   Lou Holland    Basic GNMA        Blue Chip     Health Sciences
   Growth Fund      Fund           Growth Fund         Fund
   Division 70     Division 71     Division 72      Division 73
 --------------  --------------  --------------  --------------
  $    151,871   $    885,006    $  1,266,300    $   3,497,692
        51,683          2,027          10,547          327,129
      (57,734)         (2,051)        (10,661)        (327,393)
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------


  $   145,820    $    884,982    $  1,266,186    $   3,497,428
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------












--------------------------------------------------------------------------------

================================================================================
 10       STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================



                                                                             NAF VPS I                        NAF VPS I
                                                                   AG Capital Conservation Fund         AG 1 Money Market Fund
                                                                 -------------------------------    -------------------------------
                                                                  Division 1        Division 7        Division 2        Division 6
                                                                 --------------   --------------    --------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ...................................  $   314,005      $  3,154,950      $   275,602     $   25,809,466
                                                                 --------------   --------------    --------------   --------------

EXPENSES:
Mortality and expense risk charge .............................       46,789           465,425           47,019          4,286,808
Reimbursement of expenses .....................................           --                --               --                 --
                                                                 --------------   --------------    --------------   --------------
  Net expenses ................................................       46,789           465,425           47,019          4,286,808
                                                                 --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................      267,216         2,689,525          228,583         21,522,658
                                                                 --------------   --------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments .......................     (102,056)         (900,335)              --                 --
Capital gains distributions from mutual funds .................           --                --               --                 --

Net unrealized appreciation (depreciation)
  of investments during the period.............................      132,114         1,907,630               --                 --
                                                                 --------------   --------------    --------------   --------------
Net realized and unrealized gain (loss) on investments ........       30,058         1,007,295               --                 --
                                                                 --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................  $   297,274      $  3,696,820      $   228,583      $  21,522,658
                                                                 ==============   ==============    ==============   ==============

                                                                            NAF VPS I       NAF VPS I AG
                                                         NAF VPS I AG       AG Social       International      NAF VPS I
                                                         International      Awareness         Government      AG Small Cap
                                                         Equities Fund        Fund            Bond Fund       Index Fund
                                                          Division 11        Division 12      Division 13      Division 14
                                                         --------------   --------------    -------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $   1,689,577    $   4,735,031     $  3,043,898    $   2,780,811
                                                         --------------   --------------    -------------   --------------
EXPENSES:
Mortality and expense risk charge ....................       1,510,075        5,765,298        1,220,744        2,371,459
Reimbursement of expenses ............................              --               --               --               --
                                                         --------------   --------------    -------------   --------------
   Net expenses ......................................       1,510,075        5,765,298        1,220,744        2,371,459
                                                         --------------   --------------    -------------   --------------
NET INVESTMENT INCOME (LOSS) .........................         179,502       (1,030,267)       1,823,154          409,352
                                                         --------------   --------------    -------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............       3,225,740       24,019,324      (10,488,454)      10,330,744
Capital gains distributions from mutual funds ........      15,426,095       12,382,615          440,982       27,771,111
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (48,585,868)    (103,242,859)       1,075,379      (49,440,681)
                                                         --------------   --------------    -------------   --------------
Net realized and unrealized gain (loss) on investments     (29,934,033)     (66,840,920)      (8,972,093)     (11,338,826)
                                                         --------------   --------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (29,754,531)   $ (67,871,187)    $ (7,148,939)   $ (10,929,474)
                                                         ==============   ==============    =============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000       11
================================================================================

       NAF VPS I AG      NAF VPS I AG      NAF VPS I AG
      MidCap Index    Asset Allocation     Government                                NAF VPS I AG
         Fund              Fund          Securities Fund                           Stock Index Fund
                                                         --------------------------------------------------------------------
      Division 4        Division 5         Division 8     Division 10A      Division 10B      Division 10C      Division 10D
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $   8,553,498     $  7,608,739     $   5,106,143     $   4,178,707     $    296,359      $   38,428,231    $     444,552
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

        9,213,690        2,353,858           839,538         5,341,209          219,724          44,286,909          528,065
                -                -                 -                 -          (37,886)                  -                -
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        9,213,690        2,353,858           839,538         5,341,209          181,838          44,286,909          528,065
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        (660,192)        5,254,881         4,266,605        (1,162,502)         114,521          (5,858,678)         (83,513)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       36,259,218        9,998,010       (1,248,563)        58,100,954        4,671,415         134,471,258        8,620,639
      218,281,975       18,226,112                 -        12,965,173          976,822         117,452,887        1,267,724

     (122,677,101)     (41,598,665)         6,463,950     (249,839,012)      (8,576,276)       (602,906,183)     (14,070,038)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      131,864,092      (13,374,543)         5,215,387     (178,772,885)      (2,928,039)       (350,982,038)      (4,181,675)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $  131,203,900    $ (8,119,662)    $    9,481,992    $(179,935,387)    $  (2,813,518)    $ (356,840,716)   $  (4,265,188)
    ==============    =============    ==============    ==============    ==============    ==============    ==============


                                          NAF VPS I                                           NAF VPS I         NAF VPS I
                                        T. Rowe Price     NAF VPS I                           American           American
       NAF VPS I         NAF VPS I        Science &        Founders/         Templeton         Century            Century
      Core Equity       AG Growth &      Technology      T. Rowe Price     Asset Strategy    International        Income &
         Fund           Income Fund         Fund         Small Cap Fund     Fund, Class 1     Growth Fund        Growth Fund
      Division 15       Division 16      Division 17      Division 18        Division 19      Division 20        Division 21
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $     755,611     $  2,026,112     $           -     $     509,684     $   7,315,095     $  15,434,819     $     929,912
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       10,926,342        2,985,096        35,203,677         9,820,666         3,604,645         8,814,832         2,836,422
                -                -                 -        (1,336,346)                -                 -          (568,145)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
       10,926,342        2,985,096        35,203,677         8,484,320         3,604,645         8,814,832         2,268,277
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      (10,170,731)        (958,984)      (35,203,677)       (7,974,636)        3,710,450         6,619,987        (1,338,365)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       75,965,323       19,323,823        82,098,661       286,794,458         2,341,007       (14,071,384)      (15,637,390)
      332,545,055       52,044,120       655,556,584                 -        50,257,931        90,908,468         1,741,982

    (475,687,298)     (107,083,342)   (2,085,361,983)     (215,000,925)      (59,158,641)     (124,968,633)        6,520,778
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
     (67,176,920)      (35,715,399)   (1,347,706,738)       71,793,533        (6,559,703)      (48,131,549)       (7,374,630)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $(77,347,651)    $ (36,674,383)  $(1,382,910,415)    $  63,818,897      $ (2,849,253)   $  (41,511,562)     $ (8,712,995)
    ==============    =============    ==============    ==============    ==============    ==============    ==============

================================================================================
 12        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                            Vanguard       Vanguard                        Vanguard
                                                            Long-Term      Long-Term        Vanguard      Wellington
                                                         Corporate Fund  Treasury Fund   Windsor II Fund     Fund
                                                          Division 22     Division 23      Division 24    Division 25
                                                         --------------  -------------   ---------------  -----------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $  4,687,166    $  9,031,802    $ 15,970,629     $20,386,708
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................        803,190       1,836,235       8,213,529       6,462,377
Reimbursement of expenses ............................       (163,543)       (369,492)             --              --
                                                         ------------    ------------    ------------     -----------
  Net expenses .......................................        639,647       1,466,743       8,213,529       6,462,377
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................      4,047,519       7,565,059       7,757,100      13,924,331
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments ..............     (1,893,045)     (3,383,592)    (12,910,069)     (3,860,826)
Capital gains distributions from mutual funds ........             --              --      32,626,441      27,960,932
Net unrealized appreciation (depreciation)
  of investments during the period ...................      4,808,488      21,896,610      68,985,834       7,788,693
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................      2,915,443      18,513,018      88,702,206      31,888,799
                                                         ------------    ------------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................   $  6,962,962    $ 26,078,077    $ 96,459,306     $45,813,130
                                                         ============    ============    ============     ===========

                                                                            American       NAF VPS II
                                                           NAF VPS II       General        J.P. Morgan    NAF VPS II
                                                          International  International      Small Cap     Small Cap
                                                           Growth Fund     Value Fund      Growth Fund    Value Fund
                                                           Division 33   Division 34/(1)/  Division 35    Division 36
                                                         --------------  -------------   --------------   ------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $     40,235    $         --    $          8     $    79,681
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................         18,966          21,586         104,581           4,699
Reimbursement of expenses ............................         (5,832)         (5,540)        (37,909)         (1,293)
                                                         ------------    ------------    ------------     -----------
   Net expenses ......................................         13,134          16,046          66,672           3,406
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................         27,101         (16,046)        (66,664)         76,275
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............        362,225       1,597,288       1,181,503          30,739
Capital gains distributions from mutual funds ........      1,038,404              --       2,952,973         783,564
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (2,987,949)     (3,144,623)    (10,982,458)        231,053
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................     (1,587,320)     (1,547,335)     (6,847,982)      1,045,356
                                                         ------------    ------------    ------------     -----------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (1,560,219)   $ (1,563,381)   $ (6,914,646)    $ 1,121,631
                                                         ============    ============    ============     ===========

(1) For the period January 1, 2000 to December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000        13
================================================================================

     Putnam          Putnam OTC &                          Neuberger &          NAF VPS I
      New              Emerging            Putnam            Berman             Founders          American         Templeton
 Opportunities       Growth Fund,      Global Growth     Guardian Trust         Large Cap         Century        Foreign Fund,
 Fund, Class A         Class A         Fund, Class A          Fund             Growth Fund       Ultra Fund         Class A
  Division 26        Division 27        Division 28      Division 29/(1)/      Division 30       Division 31      Division 32
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
$             4    $            --    $            --    $        195,462    $            --    $          --    $   7,011,336
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     15,020,448          7,247,846          7,248,424             651,638         11,212,258       14,272,668        3,969,270
     (3,016,698)        (1,490,145)        (1,431,599)           (129,964)        (2,268,396)      (2,834,588)        (800,613)
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
     12,003,750          5,757,701          5,816,825             521,674          8,943,862       11,438,080        3,168,657
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
    (12,003,746)        (5,757,701)        (5,816,825)           (326,212)        (8,943,862)     (11,438,080)       3,842,679
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     17,925,902         57,145,172         15,982,512         (15,117,116)      (216,810,934)       8,903,482       (6,285,406]
    145,256,703        102,244,084         89,778,642                  --        151,256,167      132,737,069        6,419,696

   (545,316,085)      (591,471,443)      (318,770,444)         13,300,805       (215,970,656)    (402,772,564)     (19,720,657)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
   (382,133,480)      (432,082,187)      (213,009,290)         (1,816,311)      (281,525,423)    (261,132,013)     (19,586,367)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------

$  (394,137,226)  $   (437,839,888)   $  (218,826,115)   $     (2,142,523)    $ (290,469,285)   $(272,570,093)   $ (15,743,688)
===============   ================    ===============    ================     ==============    =============    =============

                     NAF VPS II
   NAF VPS II        Neuberger          NAF VPS II          NAF VPS II         NAF VPS II                            American
    INVESCO            Berman          Goldman Sachs       State Street        AG Socially         American           General
 MidCap Growth      MidCap Value         Large Cap          Large Cap          Responsible         General         Domestic Bond
     Fund               Fund            Growth Fund         Value Fund            Fund          Balanced Fund          Fund
  Division 37        Division 38        Division 39         Division 40        Division 41      Division 42/(1)/  Division 43/(1)/
---------------    ---------------    ---------------    ----------------    ---------------    ---------------  -----------------
$        10,606    $        45,583    $         5,001     $        56,169    $       149,662    $       251,740    $       104,913
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

         25,117             35,109            129,648              11,715             39,752             32,645              5,270
         (7,014)           (12,253)           (50,519)             (3,272)           (14,430)           (10,197)            (1,503)
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         18,103             22,856             79,129               8,443             25,322             22,448              3,767
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         (7,497)            22,727            (74,128)             47,726            124,340            229,292            101,146
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------


        666,462            355,880          1,041,257              67,479            361,444          1,082,927            (33,631)
      3,025,026            834,182          1,185,930              54,370            147,436                 --                 --

     (4,331,987)         2,176,277         (8,586,198)            150,700         (1,897,535)        (1,155,747)           110,710
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
       (640,499)         3,366,339         (6,359,011)            272,549         (1,388,655)           (72,820)            77,079
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

$      (647,996)   $     3,389,066    $    (6,433,139)   $        320,275    $    (1,264,315)   $       156,472   $        178,225
===============    ===============    ===============    ================    ===============    ===============   ================

================================================================================
14        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                                NAF VPS I
                                                               NAF VPS II        Putnam          NAF VPS I AG           Janus
                                                               AG 2 Money     Opportunities      Nasdaq-100(R)         Adviser
                                                               Market Fund        Fund            Index Fund        Worldwide Fund
                                                               Division 44    Division 45/(2)/   Division 46/(2)/   Division 47/(2)/
                                                               -----------    ----------------   ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................    $ 1,119,513       $        --      $       621         $   10,632
                                                               -----------       -----------      -----------         ----------
EXPENSES:

Mortality and expense risk charge .........................        121,874                36            1,007                938
Reimbursement of expenses .................................        (32,048)               --               --               (189)
                                                               -----------       -----------      -----------         ----------
   Net expenses............................................         89,826                36            1,007                749
                                                               -----------       -----------      -----------         ----------
NET INVESTMENT INCOME (LOSS) ..............................      1,029,687               (36)            (386)             9,883
                                                               -----------       -----------      -----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments ...................             --           (13,049)         (61,806)            (5,089)
Capital gains distributions from mutual funds .............             --                --               --                 --
Net unrealized appreciation (depreciation)
  of investments during the period ........................             --             2,038         (210,723)           (79,079)
                                                               -----------       -----------      -----------         ----------
Net realized and unrealized gain (loss) on investments.....             --           (11,011)        (272,529)           (84,168)
                                                               -----------       -----------      -----------         ----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................    $ 1,029,687       $   (11,047)     $  (272,915)        $  (74,285)
                                                               ===========       ===========      ===========         ==========

                                                               Evergreen        Evergreen
                                                                Small Cap       Growth and          Evergreen         NAF VPS II AG
                                                               Value Fund,     Income Fund,        Value Fund,         Core Bond
                                                                 Class A          Class A            Class A              Fund
                                                               Division 55      Division 56        Division 57         Division 58
                                                              -------------    -------------       ------------       -------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................     $      --        $      --          $     984         $ 338,472
                                                                ---------       ----------          ---------         ---------

EXPENSES:

Mortality and expense risk charge .........................         1,218              210                762             1,455
Reimbursement of expenses .................................          (242)             (45)              (153)             (469)
                                                                ---------       ----------          ---------         ---------
   Net expenses ...........................................           976              165                609               986
                                                                ---------       ----------          ---------         ---------
NET INVESTMENT INCOME (LOSS) ..............................          (976)            (165)               375           337,486
                                                                ---------       ----------          ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain (loss) on investments ...................            67             (558)              (249)           (7,937)
Capital gains distributions from mutual funds .............            --            6,315             19,816                --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        46,208           (7,991)           (14,803)          131,294
                                                                ---------       ----------          ---------         ---------
Net realized and unrealized gain (loss) on investments.....        46,275           (2,234)             4,764           123,357
                                                                ---------       ----------          ---------         ---------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $  45,299       $   (2,399)         $   5,139         $ 460,843
                                                                =========       ==========          =========         =========

(1) For the period October 2, 2000 to December 31, 2000.
(2) For the period December 8, 2000 to December 31, 2000.
(3) For the period January 1, 2000 to December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
      STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000         15
================================================================================

    NAF VPS II          NAF VPS II             NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive         AG Moderate          AG Conservative                           Vanguard       LifeStrategy    LifeStrategy
Growth Lifestyle     Growth Lifestyle       Growth Lifestyle       T. Rowe Price     LifeStrategy       Moderate      Conservative
     Fund                  Fund                  Fund              Small Cap Fund     Growth Fund     Growth Fund     Growth Fund
 Division 48           Division 49            Division 50          Division 51/(3)/   Division 52     Division 53     Division 54
----------------     ----------------       ----------------       --------------    ------------     -----------     ------------
$     522,205        $     764,123          $      507,545         $          --     $    903,350     $ 1,463,976     $    322,210
-------------        -------------          --------------         -------------     ------------     -----------     ------------

       35,188               56,987                  35,374               106,782          312,917         344,759           62,795
      (11,785)             (21,034)                (10,828)                   --           (7,173)         (5,358)          (1,288)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
       23,403               35,953                  24,546               106,782          305,744         339,401           61,507
-------------        -------------          --------------         -------------     ------------     -----------     ------------
      498,802              728,170                 482,999              (106,782)         597,606       1,124,575          260,703
-------------        -------------          --------------         -------------     ------------     -----------     ------------

      453,832              408,344                   2,865             2,438,101          310,729         186,756           20,643
    2,545,203            2,213,072                 870,597                    --          247,097         282,212           69,489

   (4,489,356)          (3,707,694)             (1,061,504)           (1,008,645)      (3,523,220)     (2,413,287)        (217,338)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
   (1,490,321)          (1,086,278)               (188,042)            1,429,456       (2,965,394)     (1,944,319)        (127,206)
-------------        -------------          --------------         -------------     ------------     -----------     ------------

$    (991,519)       $    (358,108)         $      294,957         $   1,322,674     $ (2,367,788)    $  (819,744)    $    133,497
=============        =============          ==============         =============     ============     ===========     ============


                                                         INVESCO        Warburg Pincus            MAS
NAF VPS II AG     NAF VPS II AG                         Blue Chip        Small Company      Mid Cap Growth        Evergreen
Strategic Bond   High Yield Bond       Janus           Growth Fund       Growth Fund,          Portfolio,      Special Equity
    Fund              Fund             Fund           Investor Class     Common Class         Adviser Class      Fund, Class A
 Division 59       Division 60     Division 61/(2)/   Division 62/(2)/  Division 63/(2)/    Division 64/(2)/     Division 65/(2)/
--------------   ---------------   ----------------   ---------------- -----------------   -----------------  -------------------
$      503,121   $       653,880   $       21,854     $          --    $         --        $            --     $             --
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------

           997             2,196            1,242               393              145                   218                   54
          (349)             (529)            (250)              (79)             (29)                  (44)                 (11)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
           648             1,667              992               314              116                   174                   43
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
       502,473           652,213           20,862              (314)            (116)                 (174)                 (43)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------


        (6,438)          (21,091)              --           (19,961)          (1,096)               (7,663)                  --
            --                --          151,686                --               --                57,438                   --

      (373,402)         (969,410)        (348,686)         (124,719)         (10,482)              (77,907)                 754
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
      (379,840)         (990,501)        (197,000)         (144,680)         (11,578)              (28,132)                 754
---------------  ---------------   --------------     -------------    -------------       ---------------     ----------------

$      122,633   $      (338,288)  $     (176,138)    $    (144,994)   $     (11,694)      $       (28,306)    $            711
==============   ===============   ==============     =============    =============       ===============     ================

================================================================================
 16   STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                   Sit               Sit                                  Ariel
                                                               Small Cap       Mid Cap Growth        Ariel            Appreciation
                                                              Growth Fund            Fund             Fund                Fund
                                                            Division 66/(1)/   Division 67/(1)/  Division 68/(1)/   Division 69/(1)/
                                                            ----------------   ----------------  ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds................................  $           --    $            --    $           --     $           --
                                                             --------------    ---------------    --------------     --------------

EXPENSES:

Mortality and expense risk charge..........................             186                107                49                 74
Reimbursement of expenses..................................             (37)               (21)              (10)               (15)
                                                             --------------    ---------------    --------------     --------------
  Net expenses.............................................             149                 86                39                 59
                                                             --------------    ---------------    --------------     --------------
NET INVESTMENT INCOME (LOSS)...............................            (149)               (86)              (39)               (59)
                                                             --------------    ---------------    --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments....................             (25)            (2,492)               --             (1,377)
Capital gains distributions from mutual funds..............              --                 --                --                 --
Net unrealized appreciation (depreciation)
  of investments during the period.........................          (9,732)            (7,885)            7,203              9,928
                                                             --------------    ---------------    --------------     --------------
Net realized and unrealized gain (loss) on investments.....          (9,757)           (10,377)            7,203              8,551
                                                             --------------    ---------------    --------------     --------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................................  $       (9,906)   $       (10,463)   $        7,164     $        8,492
                                                             ==============    ===============    ==============     ==============

(1) For the period December 8, 2000 to December 31, 2000.
(2) For the period November 1, 2000 to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
            STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000   17
================================================================================

                                           NAF VPS I           NAF VPS I
                        Dreyfus          T. Rowe Price       T. Rowe Price
  Lou Holland          Basic GNMA          Blue Chip        Health Sciences
  Growth Fund             Fund            Growth Fund            Fund
Division 70/(1)/    Division 71/(1)/    Division 72/(2)/    Division 73/(2)/
----------------    ----------------    ----------------    ----------------
$           --      $        1,440      $        1,058      $        2,704
--------------      --------------      --------------      --------------


            35                 302                 357                 963
            (7)                (62)                 --                  --
--------------      --------------      --------------      --------------
            28                 240                 357                 963
--------------      --------------      --------------      --------------
           (28)              1,200                 701               1,741
--------------      --------------      --------------      --------------



            --                  36                (204)                 --
         6,073                  --                  --                  --

        (7,244)              2,517             (24,288)             80,133
--------------      --------------      --------------      --------------
        (1,171)              2,553             (24,492)             80,133
--------------      --------------      --------------      --------------


$       (1,199)     $        3,753      $      (23,791)     $       81,874
==============      ==============      ==============      ==============

--------------------------------------------------------------------------------

================================================================================
 18            STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                         NAF VPS I AG                    NAF VPS I AG
                                                                   Capital Conservation Fund       Capital Conservation Fund
                                                                          Division 1                      Division 7
                                                                  ----------------------------    ----------------------------
                                                                    For the         For the         For the         For the
                                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
OPERATIONS:

Net investment income (loss) ...................................  $    267,216    $    314,033    $  2,689,525    $  3,026,245
Net realized gain (loss) on investments ........................      (102,056)        (76,164)       (900,335)          8,827
Capital gains distributions from mutual funds ..................            --              --              --              --
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................       132,114        (326,155)      1,907,630      (3,853,099)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations ....       297,274         (88,286)      3,696,820        (818,027)
                                                                  ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:

Purchase payments ..............................................        42,864          28,773       3,322,698       5,665,099
Surrenders of accumulation units
   by terminations and withdrawals .............................      (659,552)       (602,665)     (4,935,566)     (5,161,343)
Annuity benefit payments .......................................          (532)           (539)             --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net ........................................      (265,299)       (433,773)     (6,652,164)     (8,133,261)
                                                                  ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................      (882,519)     (1,008,204)     (8,265,032)     (7,629,505)
                                                                  ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      (585,245)     (1,096,490)     (4,568,212)     (8,447,532)

NET ASSETS:

Beginning of period ............................................     5,203,303       6,299,793      51,524,008      59,971,540
                                                                  ------------    ------------    ------------    ------------
End of period ..................................................  $  4,618,058    $  5,203,303    $ 46,955,796    $ 51,524,008
                                                                  ============    ============    ============    ============

                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:

Standard units .................................................     1,162,015       1,415,413      20,656,355      24,749,727
Enhanced units:
   20 bp reduced ...............................................            --              --         241,853          95,480
   40 bp reduced ...............................................            --              --         200,998         194,756
                                                                  ------------    ------------    ------------    ------------
ACCUMULATION AT UNITS END OF PERIOD ............................     1,162,015       1,415,413      21,099,206      25,039,963
                                                                  ============    ============    ============    ============

ACCUMULATION VALUE PER UNIT:

Standard unit ..................................................  $   3.970544    $   3.673180    $   2.223456    $   2.056559
Enhanced unit:
   20 bp reduced ...............................................            --              --        2.288070        2.112183
   40 bp reduced ...............................................            --              --        2.357853        2.172271

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                                STATEMENTS OF CHANGES IN NET ASSETS          19
================================================================================

       NAF VPS I AG 1                   NAF VPS I AG 1                    NAF VPS I AG                      NAF VPS I AG
     Money Market Fund                 Money Market Fund                MidCap Index Fund               Asset Allocation Fund
        Division 2                        Division 6                       Division 4                        Division 5
-----------------------------    ------------------------------   ------------------------------    ------------------------------
  For the          For the         For the           For the        For the           For the         For the           For the
 Year Ended       Year Ended      Year Ended        Year Ended     Year Ended        Year Ended      Year Ended        Year Ended
December 31,     December 31,    December 31,      December 31,   December 31,      December 31,    December 31,      December 31,
    2000             1999            2000              1999           2000              1999            2000              1999
-----------------------------    ------------------------------   ------------------------------    ------------------------------
$     228,583    $    162,374    $  21,522,658    $  13,158,073   $    (660,192)   $   1,205,309)   $   5,254,881    $   4,363,782
           --              --               --               --      36,259,218       54,717,361        9,998,010        4,428,516
           --              --               --               --     218,281,975      194,003,989       18,226,112        4,417,585

           --              --               --               --    (122,677,101)    (141,415,147)     (41,598,665)      11,930,044
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      228,583         162,374       21,522,658       13,158,073     131,203,900      106,100,894       (8,119,662)      25,139,927
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

       33,852         139,686      148,434,751      119,148,566      55,873,374       63,479,375       13,330,260       21,853,335

     (469,439)       (275,980)     (99,415,922)     (66,195,806)    (69,363,660)     (51,522,548)     (19,851,542)     (17,081,242)
          --               --           (1,621)          (1,607)        (39,069)         (30,425)         (22,415)         (19,764)
      331,812         (44,481)     (30,658,180)     122,595,014         206,045      (91,656,730)     (25,906,569)       3,626,725
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

     (103,775)       (180,775)      18,359,028      175,546,167     (13,323,310)     (79,730,328)     (32,450,266)       8,379,054
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      124,808         (18,401)      39,881,686      188,704,240     117,880,590       26,370,566      (40,569,928)      33,518,981

    4,179,086       4,197,487      455,355,844      266,651,604     876,876,200      850,505,634      261,054,138      227,535,157
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
$   4,303,894    $  4,179,086    $ 495,237,530    $ 455,355,844   $ 994,756,790    $ 876,876,200    $ 220,484,210    $ 261,054,138
=============    ============    =============    =============   =============    =============    =============    =============

 December 31,    December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
     2000            1999             2000             1999            2000             1999             2000             1999
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      240,116,959      233,940,123     146,197,467      151,288,816       52,959,577       61,240,667

           --              --       11,188,908        9,613,663       2,040,360          523,908        1,078,319          673,135
           --              --        8,885,219        7,687,167       2,054,748        1,244,725          541,967          516,580
-------------    ------------    -------------     ------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      260,191,086      251,240,953     150,292,575      153,057,449       54,579,863       62,430,382
=============    ============    =============     ============   =============    =============    =============    =============

$    2.686603    $   2.559979    $    1.896980    $    1.807351   $    6.604931    $    5.721920    $    4.029885    $    4.174280

           --              --         1.952578         1.856681        6.834114         5.908866         4.163168         4.303891
           --              --         2.102089         1.909470        7.088385         6.116544         4.310167         4.446999

--------------------------------------------------------------------------------

================================================================================
 20                   STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                             NAF VPS I AG                     NAF VPS I AG
                                                                      Government Securities Fund            Stock Index Fund
                                                                               Division 8                      Division 10A
                                                                    -------------------------------   -----------------------------
                                                                        For the        For the           For the        For the
                                                                      Year Ended      Year Ended        Year Ended     Year Ended
                                                                      December 31,    December 31,      December 31,   December 31,
                                                                         2000             1999             2000            1999
                                                                    -------------------------------   -----------------------------
OPERATIONS:
Net investment income (loss)......................................  $   4,266,605    $   4,586,896    $  (1,162,502)  $      44,364
Net realized gain (loss) on investments...........................     (1,248,563)         661,487       58,100,954      50,306,023
Capital gains distributions from mutual funds.....................             --               --       12,965,173       4,737,369
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      6,463,950       (9,319,026)    (249,839,012)     45,440,162
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from operations....      9,481,992       (4,070,643)    (179,935,387)    100,527,918
                                                                    --------------   --------------   --------------  -------------

PRINCIPAL TRANSACTIONS:
Purchase payments.................................................      6,735,913       11,734,225        3,294,326       2,842,259
Surrenders of accumulation units
   by terminations and withdrawals................................     (7,779,036)      (9,010,978)     (49,985,638)    (40,751,241)
Annuity benefit payments..........................................             --               --       (2,195,774)     (2,202,048)
Amounts transferred interdivision and from (to) VALIC
   general account, net...........................................    (10,154,685)     (18,810,222)     106,867,959     (18,047,475)
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................    (11,197,808)     (16,086,975)      57,980,873     (58,158,505)
                                                                    --------------   --------------   --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     (1,715,816)     (20,157,618)    (121,954,514)     42,369,413

NET ASSETS:
Beginning of period...............................................     93,304,779      113,462,397      590,123,288     547,753,875
                                                                    --------------   --------------   --------------  -------------
End of period.....................................................  $  91,588,963    $  93,304,779    $ 468,168,774   $ 590,123,288
                                                                    ==============   ==============   ==============  =============

                                                                      December 31,     December 31,     December 31,    December 31,
                                                                          2000             1999             2000            1999
                                                                    -------------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................     39,203,845       45,292,728       18,955,830     21,421,375
Enhanced units:
   20 bp reduced .................................................        824,249          243,537               --             --
   40 bp reduced .................................................        240,490          338,782               --             --
                                                                    --------------   --------------   --------------  --------------
ACCUMULATION AT UNITS END OF PERIOD ..............................     40,268,584       45,875,047       18,955,830     21,421,375
                                                                    ==============   ==============   ==============  ==============

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.272280    $    2.032753    $   24.085709   $  26.836368
Enhanced unit:
   20 bp reduced .................................................       2.338322         2.087744               --             --
   40 bp reduced .................................................       2.409621         2.147126               --             --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                       21
================================================================================


       NAF VPS I AG                        NAF VPS I AG                       NAF VPS I AG                      NAF VPS I AG
      Stock Index Fund                    Stock Index Fund                   Stock Index Fund           International Equities Fund
        Division 10B                        Division 10C                       Division 10D                     Division 11
------------------------------   ---------------------------------   -------------------------------- ------------------------------
     For the         For the          For the           For the         For the         For the         For the          For the
   Year Ended      Year Ended       Year Ended        Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
   December 31,   December 31,      December 31,      December 31,    December 31,     December 31,    December 31,    December 31,
      2000            1999             2000               1999            2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
$       114,521   $    309,409   $    (5,858,678)   $      848,688   $      (83,513)  $       4,562   $     179,502   $     277,419
      4,671,415      5,087,126       134,471,258        58,888,546        8,620,639       6,938,320       3,225,740      10,094,468
        976,822        362,359       117,452,887        36,367,266        1,267,724         471,902      15,426,095       8,117,049

     (8,576,276)     2,257,759      (602,906,183)      612,628,344      (14,070,038)      2,683,181     (48,585,868)     20,902,728
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     (2,813,518)     8,016,653      (356,840,716)      708,732,844       (4,265,188)     10,097,965     (29,754,531)     39,391,664
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

        348,753        152,691       550,630,980       544,822,404          491,129         535,672      10,904,521      11,942,025

     (4,760,119)    (4,474,719)     (332,057,103)     (226,510,857)      (4,689,054)     (4,345,956)    (13,012,564)     (9,905,756)
       (332,461)      (371,146)         (375,012)         (262,614)         (19,407)        (18,611)        (21,869)        (18,915)
     (2,539,436)      (554,251)     (157,534,704)      189,528,934       (4,829,556)     (3,390,505)    (15,301,515)    (12,646,032)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

     (7,283,263)    (5,247,425)       60,664,161       507,577,867       (9,046,888)     (7,219,400)    (17,431,427)    (10,628,678)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     10,096,781)     2,769,228      (296,176,555)    1,216,310,711      (13,312,076)      2,878,565     (47,185,958)     28,762,986


     45,318,104     42,548,876     4,553,102,850     3,336,792,139       59,391,609      56,513,044     177,037,368     148,274,382
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
$    35,221,323   $ 45,318,104   $ 4,256,926,295    $4,553,102,850   $   46,079,533   $  59,391,609   $ 129,851,410   $ 177,037,368
================  ============   ================   ==============   ===============  =============== ==============  ==============

  December 31,    December 31,     December 31,      December 31,      December 31,    December 31,    December 31,    December 31,
     2000             1999             2000             1999               2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
        868,910     1,005,615        783,994,005      766,975,696         5,062,272        5,858,523     83,339,570      94,415,343

             --            --         32,626,172       18,855,858                --               --      1,538,819         348,851
             --            --         13,545,949       11,637,991                --               --        200,791         274,636
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
        868,910     1,005,615        830,166,126      797,469,545         5,062,272        5,858,523     85,079,180      95,038,830
================  ============   ================   ==============   ===============  =============== ==============  ==============

$     38.880970   $ 43.027665    $      5.112722    $    5.696582    $     9.061153   $    10.095883  $    1.523254   $    1.860227

             --            --           5.243588         5.830950                --               --       1.557330        1.898106
             --            --           5.389938         5.981762                --               --       1.592801        1.937488

--------------------------------------------------------------------------------

================================================================================
  22                  STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                             NAF VPS I AG
                                                                           NAF VPS I AG                International Government
                                                                      Social Awareness Fund                   Bond Fund
                                                                            Division 12                      Division 13
                                                                   -------------------------------   -------------------------------
                                                                      For the          For the         For the          For the
                                                                    Year Ended        Year Ended      Year Ended       Year Ended
                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000              1999            2000             1999
                                                                   -------------------------------   -------------------------------
OPERATIONS:
Net investment income (loss)....................................   $  (1,030,267)   $  (1,053,214)   $   1,823,154   $    3,776,325
Net realized gain (loss) on investments.........................      24,019,324        8,179,859      (10,488,454)       1,059,581
Capital gains distributions from mutual funds...................      12,382,615       22,439,556          440,982          103,421
Net unrealized appreciation (depreciation) of investments
  during the period.............................................    (103,242,859)      57,407,741        1,075,379      (16,515,559)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from operations...     (67,871,187)      86,973,942       (7,148,939)     (11,576,232)
                                                                   --------------   --------------   --------------  ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments...............................................      80,603,512       94,842,943       14,147,261       21,815,358
Surrenders of accumulation units
  by terminations and withdrawals...............................     (38,400,405)     (25,298,865)     (15,614,317)      (9,363,283)
Annuity benefit payments........................................         (32,490)         (24,585)          (2,552)          (3,034)
Amounts transferred interdivision and from (to) VALIC
  general account, net..........................................     (61,467,687)      27,286,374      (26,435,013)     (22,744,405)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from
    principal transactions......................................     (19,297,070)      96,805,867      (27,904,621)     (10,295,364)
                                                                   --------------   --------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................     (87,168,257)     183,779,809      (35,053,560)     (21,871,596)

NET ASSETS:
Beginning of period.............................................     618,921,268      435,141,459      147,336,613      169,208,209
                                                                   --------------   --------------   --------------  ---------------
End of period...................................................   $ 531,753,011    $ 618,921,268    $ 112,283,053    $ 147,336,613
                                                                   ==============   ==============   ==============  ===============

                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000             1999            2000             1999
                                                                   -------------------------------   -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units..................................................     130,333,155      136,226,993       71,084,248       90,136,603
Enhanced units:
   20 bp reduced................................................       4,403,285        3,028,346        1,861,115        1,058,856
   40 bp reduced................................................         653,150          631,193          292,521          308,660
                                                                   --------------   --------------   --------------  ---------------
ACCUMULATION UNITS AT END OF PERIOD.............................     135,389,590      139,886,532       73,237,884       91,504,119
                                                                   --------------   --------------   --------------  ---------------

ACCUMULATION VALUE PER UNIT:
Standard unit...................................................   $    3.921948    $    4.419383    $    1.531714   $     1.609098
Enhanced unit:
   20 bp reduced................................................        4.003679         4.502622         1.559033         1.634588
   40 bp reduced................................................        4.094876         4.596034         1.588174         1.661837

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     23
================================================================================

                                                                                                               NAF VPS I
          NAF VPS I AG                     NAF VPS I                        NAF VPS I AG                     T. Rowe Price
      Small Cap Index Fund             Core Equity Fund                 Growth & Income Fund           Science & Technology Fund
          Division 14                      Division 15                       Division 16                      Division 17
------------------------------  --------------------------------   ------------------------------ ----------------------------------
      For the       For the         For the          For the          For the         For the         For the            For the
    Year Ended     Year Ended      Year Ended       Year Ended       Year Ended      Year Ended      Year Ended        Year Ended
   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
$      409,352   $    270,564   $  (10,170,731)  $  (11,859,802)   $    (958,984)  $  (1,798,890) $   (35,203,677)  $   (19,907,095)
    10,330,744     15,168,549       75,965,323       65,180,424       19,323,823      14,837,619       82,098,661        30,613,817
    27,771,111     21,011,129      332,545,055       50,296,770       52,044,120      33,787,657      655,556,584       328,749,980

   (49,440,681)     4,167,711     (475,687,298)     (29,390,145)    (107,083,342)     13,472,567   (2,085,361,983)    1,226,217,782
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (10,929,474)    40,617,953      (77,347,651)      74,227,247      (36,674,383)     60,298,953   (1,382,910,415)    1,565,674,484
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    19,440,494     23,105,395      118,292,511      161,308,154       27,898,259      32,568,050      480,068,756       279,006,916

   (18,596,425)   (13,990,673)     (83,877,004)     (68,528,954)     (24,860,139)    (19,456,775)    (248,006,050)      (99,642,197)
       (16,992)        (8,736)         (45,378)         (35,876)         (10,470)         (6,042)        (102,119)          (48,492)
    (3,794,926)   (34,222,314)    (190,037,038)    (161,568,773)     (37,467,705)    (22,008,587)     341,461,590       309,209,056
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    (2,967,849)   (25,116,328)    (155,666,909)     (68,825,449)     (34,440,055)     (8,903,354)     573,422,177       488,525,283
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (13,897,323)    15,501,625     (233,014,560)       5,401,798      (71,114,438)     51,395,599     (809,488,238)    2,054,199,767


   241,172,296    225,670,671    1,218,662,404    1,213,260,606      336,623,510     285,227,911    3,411,442,095     1,357,242,328
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
$  227,274,973   $241,172,296   $  985,647,844   $1,218,662,404    $ 265,509,072   $ 336,623,510  $ 2,601,953,857   $ 3,411,442,095
===============  =============  ===============  ===============   ==============  ============== ================  ================

   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
    90,786,183     94,031,183      397,168,720      460,108,285      110,018,242     124,329,201      594,274,024       517,699,561

     1,758,979        522,127       10,968,138        8,377,232        1,525,459         660,621       24,450,402        11,744,052
     1,437,650        949,989        2,802,135        3,034,597          745,693         704,903        4,060,355         3,286,480
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
    93,982,812     95,503,299      410,938,993      471,520,114      112,289,394     125,694,725      622,784,781       532,730,093
===============  =============  ===============  ===============   ==============  ============== ================  ================

$     2.413234   $   2.522643   $     2.395821   $     2.582249    $    2.362641   $    2.676995  $      4.173326   $      6.398997

      2.452120       2.558263         2.424914         2.608476         2.391488        2.704358         4.223161          6.462689
      2.495041       2.597863         2.457496         2.638280         2.423627        2.735261         4.279945          6.536543

--------------------------------------------------------------------------------

================================================================================
 24                         STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              NAF VPS I
                                                                        Founders/T. Rowe Price                 Templeton
                                                                            Small Cap Fund            Asset Strategy Fund, Class 1
                                                                              Division 18                     Division 19
                                                                    -----------------------------    -----------------------------
                                                                         For the        For the         For the          For the
                                                                       Year Ended     Year Ended       Year Ended      Year Ended
                                                                      December 31,   December 31,     December 31,    December 31,
                                                                         2000             1999             2000             1999
                                                                    -----------------------------    -----------------------------
OPERATIONS:
Net investment income (loss) .....................................  $  (7,974,636)  $  (7,408,133)   $   3,710,450   $   3,194,984
Net realized gain (loss) on investments ..........................    286,794,458      63,772,555        2,341,007      14,669,025
Capital gains distributions from mutual funds ....................           --              --         50,257,931      38,640,994
Net unrealized appreciation (depreciation) of investments
   during the period .............................................   (215,000,925)     89,787,753      (59,158,641)      4,197,098
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from operations ...     63,818,897     146,152,175       (2,849,253)     60,702,101
                                                                    -------------   -------------    -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     62,780,881      80,558,331       26,932,029      36,161,331
Surrenders of accumulation units
   by terminations and withdrawals ...............................    (63,498,704)    (48,924,631)     (25,367,938)    (21,505,474)
Annuity benefit payments .........................................        (22,669)        (17,577)         (32,299)        (25,689)
Amounts transferred interdivision and from (to) VALIC
     general account, net ........................................    (72,341,550)   (200,169,015)     (34,103,938)    (75,781,880)
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions ......................................    (73,082,042)   (168,552,892)     (32,572,146)    (61,151,712)
                                                                    -------------   -------------    -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     (9,263,145)    (22,400,717)     (35,421,399)       (449,611)

NET ASSETS:
Beginning of period ..............................................    779,606,198     802,006,915      323,678,396     324,128,007
                                                                    -------------   -------------    -------------   -------------
End of period ....................................................  $ 770,343,053   $ 779,606,198    $ 288,256,997   $ 323,678,396
                                                                    =============   =============    =============   =============

                                                                      December 31,    December 31,    December 31,    December 31,
                                                                         2000            1999             2000            1999
                                                                    --------------  --------------   -------------   -------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    314,734,469     351,855,473      120,660,042     137,266,658
Enhanced units:
   20 bp reduced .................................................      4,699,805       2,046,085        1,210,593         485,669
   40 bp reduced .................................................     25,448,674      23,669,214       18,398,345      18,489,196
                                                                    -------------   -------------    -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD ..............................    344,882,948     377,570,772      140,268,980     156,241,523
                                                                    -------------   -------------    -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.225883   $    2.059431    $    2.038817   $    2.058095
Enhanced unit:
   20 bp reduced .................................................       2.262908        2.089527         2.086539        2.102090
   40 bp reduced .................................................       2.310234        2.128984         2.139068        2.150733


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                    STATEMENTS OF CHANGES IN NET ASSETS                      25
================================================================================


          NAF VPS I                         NAF VPS I
 American Century International         American Century                    Vanguard                         Vanguard
         Growth Fund                  Income & Growth Fund           Long-Term Corporate Fund         Long-Term Treasury Fund
         Division 20                      Division 21                      Division 22                       Division 23
------------------------------- -------------------------------   -----------------------------     -----------------------------
   For the        For the           For the         For the          For the          For the          For the         For the
  Year Ended     Year Ended       Year Ended       Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
 December 31,   December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
    2000           1999              2000            1999             2000            1999              2000             1999
------------------------------- -------------------------------   -----------------------------     -----------------------------
$   6,619,987  $   11,247,994   $ (1,338,365)    $    2,202,593    $  4,047,519   $   3,751,628     $   7,565,059    $    7,007,754
  (14,071,384)     48,058,679    (15,637,390)         3,895,314      (1,893,045)       (398,632)       (3,383,592)         (687,054)
   90,908,468      71,597,060      1,741,982          6,380,872               -         410,483                 -         1,589,174

 (124,968,633)     22,890,344      6,520,778           (283,526)      4,808,488      (8,721,370)       21,896,610       (21,800,390)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
  (41,511,562)    153,794,077     (8,712,995)        12,195,253       6,962,962      (4,957,891)       26,078,077       (13,890,516)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

   63,464,773      86,045,632     39,379,704         54,245,118      12,239,675      20,898,993        28,499,545        46,110,281

  (57,585,341)    (46,576,624)   (22,362,774)       (13,753,656)     (6,516,431)     (3,914,976)      (12,946,151)       (8,715,834)
      (23,913)        (11,559)        (4,969)            (4,562)         (3,165)         (2,439)             (545)             (761)
 (131,596,798)   (143,595,363)     7,931,951        (53,742,268)     (6,493,340)     (3,549,583)       12,914,750          (436,765)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

 (125,741,279)   (104,137,914)    24,943,912        (13,255,368)       (773,261)     13,431,995        28,467,599        36,956,921
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
 (167,252,841)     49,656,163     16,230,917         (1,060,115)      6,189,701       8,474,104        54,545,676        23,066,405


  819,152,366     769,496,203    246,908,393        247,968,508      68,438,756      59,964,652       142,318,611       119,252,206
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
$ 651,899,525  $  819,152,366   $263,139,310     $  246,908,393    $ 74,628,457   $  68,438,756     $ 196,864,287    $  142,318,611
=============  ==============   ============     ==============    ============   =============     =============    ==============

 December 31,    December 31,     December 31,    December 31,     December 31,    December 31,     December 31,    December 31,
     2000            1999            2000             1999             2000          1999               2000            1999
-----------------------------     -----------------------------    ----------------------------     ------------------------------
  307,144,232     372,176,780      158,568,077      146,888,390     48,181,776      49,616,245       127,031,428        110,102,115

    4,203,091       2,084,490        9,899,817        6,367,461      4,636,431       4,060,325        10,177,993          7,578,682
   19,499,174      19,529,937        2,733,233        2,230,357      3,872,413       3,874,406         1,825,127          1,466,945
-------------   -------------   --------------   --------------  -------------     -----------      ------------   ----------------
  330,846,497     393,791,207      171,201,127      155,486,208     56,690,620      57,550,976       139,034,548        119,147,742
=============   =============   ==============   ==============  =============     ===========      ============   ================

$    1.946441   $    2.076148   $     1.532152   $     1.584519  $    1.304716     $  1.179657      $   1.411710   $       1.191635

     1.996414        2.105759         1.573406         1.623952       1.352639        1.220562          1.450825           1.222216
     2.031378        2.138370         1.621397         1.670148       1.407668        1.267698          1.494066           1.256142



-------------------------------------------------------------------------------

================================================================================
 26             STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            Vanguard                           Vanguard
                                                                         Windsor II Fund                    Wellington Fund
                                                                           Division 24                        Division 25
                                                                  -----------------------------     -----------------------------
                                                                     For the          For the          For the           For the
                                                                   Year Ended       Year Ended       Year Ended       Year Ended
                                                                  December 31,     December 31,     December 31,     December 31,
                                                                      2000             1999             2000             1999
                                                                  -----------------------------     -----------------------------
OPERATIONS:
Net investment income (loss) .................................... $   7,757,100   $   8,388,243     $  13,924,331   $  14,109,155
Net realized gain (loss) on investments .........................   (12,910,069)      6,166,843        (3,860,826)      1,861,183
Capital gains distributions from mutual funds ...................    32,626,441      67,184,211        27,960,932      28,847,888
Net unrealized appreciation (depreciation) of investments
   during the period ............................................    68,985,834    (144,035,946)        7,788,693     (30,879,706)
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from operations ..    96,459,306     (62,296,649)       45,813,130      13,938,520
                                                                  -------------   -------------     -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................   128,437,430     213,954,582        91,879,820     149,843,118
Surrenders of accumulation units
   by terminations and withdrawals ..............................   (58,838,674)    (40,354,240)      (46,079,104)    (29,503,291)
Annuity benefit payments ........................................       (12,626)         (9,743)          (21,538)         (4,939)
Amounts transferred interdivision and from (to) VALIC
     general account, net .......................................  (134,740,497)    (29,853,674)      (94,442,506)     29,260,803
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions .....................................   (65,154,367)    143,736,925       (48,663,328)    149,595,691
                                                                  -------------   -------------     -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    31,304,939      81,440,276        (2,850,198)    163,534,211

NET ASSETS:
Beginning of period .............................................   732,855,258     651,414,982       570,044,876     406,510,665
                                                                  -------------   -------------     -------------   -------------
End of period ................................................... $ 764,160,197   $ 732,855,258     $ 567,194,678   $ 570,044,876
                                                                  =============   =============     =============   =============

                                                                  December 31,    December 31,      December 31,    December 31,
                                                                      2000            1999              2000            1999
                                                                  ----------------------------      ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ..................................................   378,017,315     426,529,299       294,438,826     328,701,408
Enhanced units:
   20 bp reduced ................................................    24,169,868      20,846,053        29,685,842      28,195,817
   40 bp reduced ................................................    18,619,663      18,903,967        13,742,690      13,813,418
                                                                  -------------   -------------     -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD .............................   420,806,846     466,279,319       337,867,358     370,710,643
                                                                  -------------   -------------     -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ................................................... $    1.807556   $    1.566008     $    1.667267    $   1.528992
Enhanced unit:
   20 bp reduced ................................................      1.857688        1.606241          1.726939        1.580569
   40 bp reduced ................................................      1.916262        1.653581          1.797201        1.641601

(1)  Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                        27
================================================================================

             Putnam                          Putnam OTC &                       Putnam                     Neuberger & Berman
New Opportunities Fund, Class A      Emerging Growth Fund, Class A   Global Growth Fund, Class A          Guardian Trust Fund
           Division 26                       Division 27                      Division 28                   Division 29/(1)/
-------------------------------   --------------------------------  -----------------------------   ------------------------------
     For the          For the          For the          For the         For the         For the         For the          For the
   Year Ended       Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
$  (12,003,746)  $   (5,793,432)  $   (5,757,701)  $   (1,934,231)  $  (5,816,825)  $  (2,657,686)  $    (326,212)  $     (148,588)
    17,925,902        5,405,004       57,145,172        9,704,876      15,982,512       4,532,574     (15,117,116)         232,115
   145,256,703       73,606,083      102,244,084       20,649,440      89,778,642      43,772,448              --       10,764,888

  (545,316,085)     313,953,044     (591,471,443)     182,753,857    (318,770,444)    131,823,273      13,300,805       (6,452,929)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
  (394,137,226)     387,170,699     (437,839,888)     211,173,942    (218,826,115)    177,470,609      (2,142,523)       4,395,486
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   238,807,168      156,130,519      140,289,751       40,430,971     137,412,073      77,466,315       8,197,899       12,562,405

   (87,228,114)     (25,813,365)     (38,803,779)      (8,888,544)    (37,301,023)    (10,501,490)     (4,581,585)      (3,739,131)
        (9,081)            (896)          (6,371)          (2,730)         (9,618)         (4,995)             --              (67)
   272,670,624       86,572,168      315,494,176       46,636,113     190,136,512      89,335,469     (60,970,318)     (15,092,015)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   424,240,597      216,888,426      416,973,777       78,175,810     290,237,944     156,295,299     (57,354,004)      (6,268,808)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
    30,103,371      604,059,125      (20,866,111)     289,349,752      71,411,829     333,765,908     (59,496,527)      (1,873,322)


 1,016,472,079      412,412,954      431,661,747      142,311,995     496,860,949     163,095,041      59,496,527       61,369,849
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
$1,046,575,450   $1,016,472,079   $  410,795,636   $  431,661,747   $ 568,272,778   $ 496,860,949   $          --   $   59,496,527
==============   ==============   ==============   ==============   =============   =============   =============   ==============

  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
   529,608,595      386,064,440      328,139,044      170,725,977     293,990,642     181,916,991              --       40,241,067

    37,383,151       19,231,737       20,908,160        6,570,152      23,568,922      11,313,375              --        1,406,229
    33,355,949       21,386,431        3,343,890        1,605,024      12,132,622       7,494,551              --          112,799
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
   600,347,695      426,682,608      352,391,094      178,901,153     329,692,186     200,724,917              --       41,760,095
==============   ==============   ==============   ==============   =============   =============   =============   ==============

$     1.737310   $     2.376261   $     1.162947   $     2.408872   $    1.715894   $    2.465895   $          --   $     1.422424

      1.768623         2.414279         1.195520         2.471391        1.764559        2.530785              --         1.471857
      1.805586         2.459834         1.232372         2.542500        1.818976        2.603644              --         1.528673

================================================================================
   28                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            NAF VPS I
                                                                            Founders                              American
                                                                     Large Cap Growth Fund                   Century Ultra Fund
                                                                           Division 30                           Division 31
                                                              -----------------------------------    -------------------------------
                                                                   For the             For the             For the         For the
                                                                 Year Ended          Year Ended          Year Ended      Year Ended
                                                                 December 31,       December 31,        December 31,    December 31,
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
OPERATIONS:
Net investment income (loss)...............................     $  (8,943,862)   $  (5,884,618)      $  (11,438,080) $   (6,405,426)
Net realized gain (loss) on investments....................      (216,810,934)       4,207,339            8,903,482       5,962,303
Capital gains distributions from mutual funds..............       151,256,167      127,949,776          132,737,069      29,663,737
Net unrealized appreciation (depreciation) of
   investments during the period...........................      (215,970,656)      95,948,371         (402,772,564)    227,838,963
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting
    from operations........................................      (290,469,285)     222,220,868         (272,570,093)    257,059,577
                                                                -------------    -------------       --------------  --------------
PRINCIPAL TRANSACTIONS:
Purchase payments..........................................       181,089,762      179,626,688          271,264,429     209,997,538
Surrenders of accumulation units
   by terminations and withdrawals.........................       (73,107,773)     (27,384,768)         (74,859,433)    (30,465,801)
Annuity benefit payments...................................            (5,286)          (2,237)             (38,457)         (8,296)
Amounts transferred interdivision and from (to) VALIC
     general account, net..................................        57,619,580       88,107,501          161,438,718     221,997,706
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting from
     principal transactions................................       165,596,283      240,347,184          357,805,257     401,521,147
                                                                -------------    -------------       --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................      (124,873,002)     462,568,052           85,235,164     658,580,724

NET ASSETS:
Beginning of period........................................       875,488,972      412,920,920        1,025,421,053     366,840,329
                                                                -------------    -------------       --------------  --------------
End of period..............................................     $ 750,615,970    $ 875,488,972       $1,110,656,217  $1,025,421,053
                                                                -------------    -------------       --------------  --------------

                                                                 December 31,       December 31,        December 31,     December 31
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units.............................................       414,967,969      357,129,398          551,791,383     411,119,880
Enhanced units:
   20 bp reduced...........................................        27,439,775       16,160,159           38,053,829      20,827,045
   40 bp reduced...........................................        30,195,520       23,525,351            1,894,747       1,613,349
                                                                -------------    -------------       --------------  --------------
ACCUMULATION UNITS AT END OF PERIOD........................       472,603,264      396,814,908          591,739,959     433,560,274
                                                                --------------   -------------       --------------  --------------
ACCUMULATION VALUE PER UNIT:
Standard unit..............................................     $    1.579540    $    2.196620       $     1.871523  $     2.359768
Enhanced unit:
   20 bp reduced...........................................          1.622990         2.252548             1.937234        2.437771
   40 bp reduced...........................................          1.672458         2.316600             2.012669        2.527648

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS                 29
================================================================================


                                                                                                                NAF VPS II
             Templeton                        NAF VPS II                    American General                    J.P. Morgan
       Foreign Fund, Class A         International Growth Fund         International Value Fund           Small Cap Growth Fund
            Division 32                      Division 33                     Division 34/(1)/                   Division 35
-------------------------------   -------------------------------   ------------------------------    ------------------------------
      For the        For the            For the         For the          For the         For the          For the          For the
    Year Ended      Year Ended        Year Ended      Year Ended       Year Ended      Year Ended       Year Ended       Year Ended
   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
$   3,842,679    $   7,554,809     $     27,101      $    83,486     $    (16,046)     $    70,476     $    (66,664)  $    (10,661)
   (6,285,406)      (2,951,879)         362,225           12,371        1,597,288           50,532        1,181,503        128,821
    6,419,696        2,706,922        1,038,404          179,573               --          358,216        2,952,973      1,115,791

  (19,720,657)      80,764,072       (2,987,949)       2,105,762       (3,144,623)       2,597,347      (10,982,458)     4,835,156
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (15,743,688)      88,073,924       (1,560,219)       2,381,192       (1,563,381)       3,076,571       (6,914,646)     6,069,107
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

   53,168,027       56,633,360        1,601,297          407,427        1,126,777          555,334        5,733,554      2,566,013

  (27,955,497)     (13,184,454)         (34,225)         (14,716)         (58,322)         (15,637)        (517,906)      (102,973)
       (4,878)          (2,321)              --               --               --               --               --             --
  (20,120,449)     (11,673,466)      11,312,930          233,728       (7,604,521)         330,143        8,892,569      2,902,335
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

    5,087,203       31,773,119       12,880,002          626,439       (6,536,066)         869,840       14,108,217      5,365,375
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (10,656,485)     119,847,043       11,319,783        3,007,631       (8,099,447)       3,946,411        7,193,571     11,434,482


  338,315,316      218,468,273        6,858,381        3,850,750        8,099,447        4,153,036       16,713,955      5,279,473
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
$ 327,658,831    $ 338,315,316     $ 18,178,164      $ 6,858,381     $         --      $ 8,099,447     $ 23,907,526   $ 16,713,955
=============    =============     ============      ===========     ============      ===========     ============   ============


   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
  218,992,832      219,168,378        3,937,263          167,387               --          337,242        2,825,155        298,665

   13,195,521        8,660,425          842,886            5,641               --          177,255          476,647        119,661
      434,454          503,020        1,016,595          329,526               --           72,570        6,399,633      2,975,505
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  232,622,807      228,331,823        5,796,744          502,554               --          587,067        9,701,435      3,393,831
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

$    1.405534    $    1.479830     $   1.360503      $  1.634943     $         --      $  1.915641     $   1.780869   $   2.272711

     1.444496         1.517785         1.366788         1.639279               --         1.920710         1.789077       2.278700
     1.488494         1.560956         1.373190         1.643677               --         1.925869         1.797455       2.284815

--------------------------------------------------------------------------------

================================================================================
30                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                              NAF VPS II
                                                                              NAF VPS II                        INVESCO
                                                                         Small Cap Value Fund              MidCap Growth Fund
                                                                              Division 36                      Division 37
                                                                      ---------------------------     ------------------------------
                                                                         For the        For the          For the           For the
                                                                       Year Ended     Year Ended        Year Ended       Year Ended
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
OPERATIONS:
Net investment income (loss).....................................     $    76,275    $    55,280      $      (7,497)   $    (3,196)
Net realized gain (loss) on investments..........................          30,739          6,489            666,462         21,955
Capital gains distributions from mutual funds....................         783,564        145,670          3,025,026        710,827
Net unrealized appreciation (depreciation) of investments
   during the period.............................................         231,053       (493,258)        (4,331,987)      (258,735)
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from operations...       1,121,631       (285,819)          (647,996)       470,851
                                                                      ------------   ------------     --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................         173,820        204,028          1,515,617      1,017,137
Surrenders of accumulation units
   by terminations and withdrawals...............................         (17,047)        (1,545)           (76,658)       (14,137)
Annuity benefit payments.........................................            --             --                 --             --
Amounts transferred interdivision and from (to) VALIC
     general account, net........................................       2,468,155         54,906          4,446,798        121,669
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................       2,624,928        257,389          5,885,757      1,124,669
                                                                      ------------   ------------     --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................       3,746,559        (28,430)         5,237,761      1,595,520

NET ASSETS:
Beginning of period..............................................       4,471,676      4,500,106          7,071,120      5,475,600
                                                                      ------------   ------------     --------------   -------------
End of period....................................................     $ 8,218,235    $ 4,471,676      $  12,308,881    $ 7,071,120
                                                                      ============   ============     ==============   =============
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................       2,215,195        166,013          3,354,590         477,094
Enhanced units:
   20 bp reduced.................................................          87,545            232            654,531           1,244
   40 bp reduced.................................................         152,120         80,739            692,475         393,589
                                                                      ------------   ------------     --------------   -------------
ACCUMULATION UNITS AT END OF PERIOD..............................       2,454,860        246,984          4,701,596         871,927
                                                                      ============   ============     ==============   =============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................     $  1.309775    $  1.080558      $    1.416916    $   1.423173
Enhanced unit:
   20 bp reduced.................................................        1.315783       1.083393           1.423436        1.426935
   40 bp reduced.................................................        1.321955       1.086316           1.430101        1.430763

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                    31
================================================================================

          NAF VPS II                     NAF VPS II                      NAF VPS II
       Neuberger Berman                 Goldman Sachs                   State Street                  NAF VPS II AG
      MidCap Value Fund              Large Cap Growth Fund           Large Cap Value Fund         Socially Responsible Fund
         Division 38                      Division 39                    Division 40                    Division 41
-----------------------------   ------------------------------   ----------------------------   -----------------------------
   For the        For the          For the         For the        For the         For the         For the          For the
 Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended      Year Ended       Year Ended
December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
$     22,727    $     34,101    $    (74,128)   $    (24,106)    $    47,726   $      45,852    $    124,340    $     79,807
     355,880         156,954       1,041,257         196,164          67,479          63,723         361,444          64,508
     834,182       1,894,986       1,185,930         634,398          54,370         650,214         147,436         391,925

   2,176,277        (764,242)     (8,586,198)      3,810,394         150,700        (552,152)     (1,897,535)      1,103,235
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   3,389,066       1,321,799      (6,433,139)      4,616,850         320,275         207,637      (1,264,315)      1,639,475
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

   1,681,277       1,350,999       6,735,001       9,704,453         752,733         554,240       1,762,780       2,903,630
    (161,884)        (22,598)       (764,623)       (287,336)        (29,138)        (26,803)       (192,398)        (20,548)
           -               -               -               -               -               -               -               -
  13,224,278         718,756       1,364,456       4,199,650         455,987         115,335         679,357       1,306,362
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

  14,743,671       2,047,157       7,334,834      13,616,767       1,179,582         642,772       2,249,739       4,189,444
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
  18,132,737       3,368,956         901,695      18,233,617       1,499,857         850,409         985,424       5,828,919


   8,341,165       4,972,209      21,781,250       3,547,633       4,477,159       3,626,750      12,238,085       6,409,166
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
$ 26,473,902    $  8,341,165    $ 22,682,945    $ 21,781,250     $ 5,977,016   $   4,477,159    $ 13,223,509    $ 12,238,085
=============   =============   =============   =============    ============  ==============   =============   =============

December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
   6,374,398         223,437       2,191,030         519,825       1,132,534         216,072         821,758         282,396

     687,388         142,103         435,416          95,862         133,690             221       1,291,021         106,148
   2,698,780       1,116,041      12,563,787       9,513,851         343,968         287,197       2,795,968       2,715,174
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   9,760,566       1,481,581      15,190,233      10,129,538       1,610,192         503,490       4,908,747       3,103,718
=============   =============   =============   =============    ============  ==============   =============   =============

$   1.947321    $   1.521699    $   1.280697    $   1.667518     $   1.365378  $     1.302905   $    1.349146   $    1.497374

    1.956274        1.525696        1.286614        1.671932         1.371665        1.306351        1.355365        1.501310
    1.965451        1.529814        1.292637        1.676417         1.378098        1.309860        1.361713        1.505354

--------------------------------------------------------------------------------

================================================================================
32                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ----------------------------    ----------------------------
                                                                      For the         For the        For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                        2000           1999             2000           1999
                                                                    ----------------------------    ----------------------------
OPERATIONS:
Net investment income (loss).....................................   $    229,292    $    188,495    $    101,146    $     98,906
Net realized gain (loss) on investments..........................      1,082,927          30,618         (33,631)         (7,296)
Capital gains distributions from mutual funds....................             --         432,947              --              36
Net unrealized appreciation (depreciation) of investments
   during the period.............................................     (1,155,747)        350,211         110,710        (139,402)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from operations...        156,472       1,002,271         178,225         (47,756)
                                                                    ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................      1,025,781       1,574,236       1,837,184         623,941
Surrenders of accumulation units by terminations and
   withdrawals...................................................       (175,590)        (60,039)        (45,297)         (1,682)
Annuity benefit payments.........................................             --              --              --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net..........................................    (10,973,850)      1,582,048      (3,803,160)        (51,023)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................    (10,123,659)      3,096,245      (2,011,273)        571,236
                                                                    ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................     (9,967,187)      4,098,516      (1,833,048)        523,480

NET ASSETS:
Beginning of period..............................................      9,967,187       5,868,671       1,833,048       1,309,568
                                                                    ------------    ------------    ------------    ------------
End of period....................................................   $         --    $  9,967,187    $         --    $  1,833,048
                                                                    ============    ============    ============    ============
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                    ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................             --         461,870              --         188,580
Enhanced units:
   20 bp reduced.................................................             --          38,339              --              --
   40 bp reduced.................................................             --       1,968,894              --         370,695
                                                                    ------------    ------------    ------------    ------------
ACCUMULATION UNITS AT END OF PERIOD..............................             --       2,469,103              --         559,275
                                                                    ============    ============    ============    ============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................   $         --    $   1.323103    $         --    $   1.004631
Enhanced unit:
   20 bp reduced.................................................             --        1.326598              --              --
   40 bp reduced.................................................             --        1.330160              --        1.009996

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

________________________________________________________________________________

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     33
================================================================================

                                           NAF VPS I
      NAF VPS II AG 2                       Putnam                         NAF VPS I AG                       Janus
     Money Market Fund                Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
        Division 44                       Division 45                       Division 46                     Division 47
----------------------------    ------------------------------    ------------------------------   ------------------------------
  For the         For the        For the Period    For the         For the Period    For the        For the Period    For the
Year Ended      Year Ended      Oct. 2, 2000 to   Year Ended      Oct. 2, 2000 to   Year Ended     Dec. 8, 2000 to   Year Ended
December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
    2000           1999               2000           1999               2000           1999              2000           1999
----------------------------    ------------------------------    ------------------------------   ------------------------------
$ 1,029,687     $   385,966        $     (36)      $        -        $     (386)              -       $    9,883               -
          -               -          (13,049)               -           (61,806)              -           (5,089)              -
          -               -                -                -                 -               -                -               -

          -               -            2,038                -          (210,723)              -          (79,079)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
  1,029,687         385,966          (11,047)               -          (272,915)              -          (74,285)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

  8,548,579       6,681,738           29,570                -            22,468               -           24,115               -

 (5,843,167)       (641,200)             (11)               -              (162)              -             (131)              -
          -               -                -                -                 -               -                -               -
 16,172,802          73,281           72,332                -         3,355,830               -        2,396,157               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

 18,878,214       6,113,819          101,891                -         3,378,136               -        2,420,141               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 19,907,901       6,499,785           90,844                -         3,105,221               -        2,345,856               -


 11,582,263       5,082,478                -                -                 -               -                -               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
$31,490,164     $11,582,263        $  90,844       $        -        $3,105,221     $         -       $2,345,856      $        -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
------------    ------------      ------------    ------------      ------------    ------------     ------------    ------------
 14,885,109       4,089,393          108,891                -         4,042,621               -        2,465,341               -

  8,860,373       1,844,830               12                -           216,742               -          103,617               -
      1,274               -            4,289                -            69,543               -            2,235               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 23,746,756       5,934,223          113,192                -         4,328,906               -        2,571,193               -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

$  1.108904     $  1.053624        $0.802554       $        -        $ 0.717303     $         -       $ 0.912349      $        -

   1.114012        1.056406         0.802818                -          0.717537               -         0.912648               -
   1.119250               -         0.803079                -          0.717773               -         0.912940               -

================================================================================
34                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           NAF VPS II AG                    NAF VPS II AG
                                                                  Aggressive Growth Lifestyle Fund   Moderate Growth Lifestyle Fund
                                                                           Division 48                      Division 49
                                                                  ---------------------------------  ------------------------------
                                                                    For the              For the       For the           For the
                                                                   Year Ended           Year Ended    Year Ended        Year Ended
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ---------------------------------  ------------------------------
OPERATIONS:
Net investment income (loss) ...................................  $    498,802         $    743,981  $    728,170      $    920,304
Net realized gain (loss) on investments ........................       453,832               63,773       408,344            83,407
Capital gains distributions from mutual funds ..................     2,545,203              323,571     2,213,072           389,591
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................    (4,489,356)           1,217,409    (3,707,694)          497,038
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from operations .      (991,519)           2,348,734      (358,108)        1,890,340
                                                                  ------------         ------------  ------------      ------------
PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................     3,668,438            2,368,603     4,333,908         4,916,637
Surrenders of accumulation units
   by terminations and withdrawals .............................      (295,250)             (49,197)     (418,555)         (119,332)
Annuity benefit payments .......................................            --                   --            --                --
Amounts transferred interdivision and from (to) VALIC
     general account, net ......................................     2,045,058                  934     7,857,631           (63,592)
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................     5,418,246            2,320,340    11,772,984         4,733,713
                                                                  ------------         ------------  ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................     4,426,727            4,669,074    11,414,876         6,624,053

NET ASSETS:
Beginning of period ............................................    10,650,679            5,981,605    12,569,661         5,945,608
                                                                  ------------         ------------  ------------      ------------
End of period ..................................................  $ 15,077,406         $ 10,650,679  $ 23,984,537      $ 12,569,661
                                                                  ------------         ------------  ------------      ------------
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ------------         ------------  ------------      ------------
UNITS OUTSTANDING, BY CLASS:
Standard units .................................................     3,064,339              139,443     5,035,039           215,575
Enhanced units:
   20 bp reduced ...............................................       460,167               46,149       864,680           213,355
   40 bp reduced ...............................................     2,127,577            1,674,512     6,590,639         3,491,046
                                                                  ------------         ------------  ------------      ------------
ACCUMULATION UNITS AT END OF PERIOD ............................     5,652,083            1,860,104    12,490,358         3,919,976
                                                                  ------------         ------------  ------------      ------------

ACCUMULATION VALUE PER UNIT:
Standard unit ..................................................  $   1.427592         $   1.538200  $   1.379301      $   1.397661
Enhanced unit:
   20 bp reduced ...............................................      1.434196             1.542278      1.385638          1.401340
   40 bp reduced ...............................................      1.440902             1.546416      1.392136          1.405109


(1) Fund was no longer offered as of December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     35
================================================================================

                                                                                                                Vanguard
         NAF VPS II AG                        T. Rowe Price                      Vanguard                 LifeStrategy Moderate
Conservative Growth Lifestyle Fund            Small Cap Fund             LifeStrategy Growth Fund              Growth Fund
          Division 50                         Division 51(1)                    Division 52                    Division 53
----------------------------------    -----------------------------    ----------------------------     ---------------------------
     For the           For the           For the         For the          For the        For the          For the        For the
    Year Ended        Year Ended        Year Ended      Year Ended       Year Ended     Year Ended       Year Ended     Year Ended
   December 31,      December 31,      December 31,    December 31,     December 31,   December 31,     December 31,   December 31,
       2000              1999             2000             1999             2000           1999              2000          1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
$        482,999  $       602,341     $    (106,782)  $    (20,554)    $    597,606    $    308,508     $  1,124,575   $    611,113
           2,865          895,570         2,438,101         40,991          310,729          57,727          186,756         29,492
         870,597        1,025,645                 -        320,107          247,097         177,605          282,212        218,753

      (1,061,504)      (1,418,604)       (1,008,645)     1,008,645       (3,523,220)      2,002,755       (2,413,287)     1,470,942
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
         294,957        1,104,952         1,322,674      1,349,189       (2,367,788)      2,546,595         (819,744)     2,330,300
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       1,576,529        1,836,447         3,756,197      5,952,689       13,665,718      16,026,935       14,871,674     25,276,661

        (234,882)         (50,904)       (1,620,819)      (196,858)      (2,294,322)       (202,105)      (2,648,143)      (684,329)
               -                -                 -              -                -               -                -              -
       3,453,970             (326)      (12,216,066)     1,652,855        4,606,268       6,590,799         (271,745)     5,146,081
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       4,795,617        1,785,217       (10,080,688)     7,408,686       15,977,664      22,415,629       11,951,786     29,738,413
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,090,574        2,890,169        (8,758,014)     8,757,875       13,609,876      24,962,224       11,132,042     32,068,713

       8,718,882        5,828,713         8,758,014            139       24,962,224               -       32,068,713              -
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
$     13,809,456  $     8,718,882     $           -   $  8,758,014     $ 38,572,100    $ 24,962,224     $ 43,200,755   $ 32,068,713
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

  December 31,      December 31,       December 31,    December 31,    December 31,     December 31,    December 31,   December 31,
      2000              1999               2000             1999           2000            1999             2000           1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
       3,163,014          203,221                 -        821,977        7,294,970       1,591,689        3,343,004      1,354,406

         735,103          246,969                 -        249,245        2,267,355       1,468,333        2,887,958      2,152,244
       1,531,710        1,160,286                 -      5,672,360       20,760,221      15,310,158       28,958,521     22,135,061
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,429,827        1,610,476                 -      6,743,582       30,322,546      18,370,180       35,189,483     25,641,711
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

$       1.337269  $      1.306897     $           -   $   1.293095     $   1.263800    $   1.352880     $   1.218136   $   1.244955

        1.343422         1.310337                 -       1.296356         1.269511        1.356289         1.223626       1.248092
        1.349712         1.313858                 -       1.299637         1.275241        1.359710         1.229163       1.251243

--------------------------------------------------------------------------------

================================================================================
36                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Vanguard
                                                                         LifeStrategy Conservative             Evergreen
                                                                               Growth Fund            Small Cap Value Fund, Class A
                                                                               Division 54                     Division 55
                                                                       ----------------------------   ------------------------------
                                                                         For the         For the         For the     For the period
                                                                        Year Ended     Year Ended      Year Ended   Jan. 4, 1999 to
                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
OPERATIONS:
Net investment income (loss) .....................................     $    260,703    $   132,404    $      (976)     $      --
Net realized gain (loss) on investments ..........................           20,643           (924)            67             --
Capital gains distributions from mutual funds ....................           69,489         35,147             --             --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................         (217,338)        68,926         46,208             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from operations ...          133,497        235,553         45,299             --
                                                                       ------------    -----------    -----------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................        2,701,488      3,578,560        166,595            242
Surrenders of accumulation units by terminations and withdrawals..         (613,503)      (181,467)          (146)            --
Annuity benefit payments .........................................               --             --             --             --
Amounts transferred interdivision and from (to) VALIC general
   account, net ..................................................          164,753      1,692,135        638,400             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from principal
     transactions ................................................        2,252,738      5,089,228        804,849            242
                                                                       ------------    -----------    -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................        2,386,235      5,324,781        850,148            242

NET ASSETS:
Beginning of period ..............................................        5,324,781             --            242             --
                                                                       ------------    -----------    -----------      ---------
End of period ....................................................     $  7,711,016    $ 5,324,781    $   850,390      $     242
                                                                       ============    ===========    ===========      =========

                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................        1,431,730        554,101        714,494            244
Enhanced units:
   20 bp reduced .................................................          482,507        375,819          9,967             --
   40 bp reduced .................................................        4,608,676      3,665,491          1,348             --
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION UNITS AT END OF PERIOD ..............................        6,522,913      4,595,411        725,809            244
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................     $   1.174234    $  1.153827    $  1.171563      $0.995515
Enhanced unit:
   20 bp reduced .................................................         1.179544       1.156739       1.176240             --
   40 bp reduced .................................................         1.184872       1.159659       1.180920             --

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                   37
================================================================================

           Evergreen                           Evergreen                      NAF VPS II AG                     NAF VPS II AG
Growth and Income Fund, Class A           Value Fund, Class A                 Core Bond Fund                Strategic Bond Fund
          Division 56                         Division 57                       Division 58                     Division 59
---------------------------------   -------------------------------     ---------------------------    ----------------------------
    For the       For the period       For the       For the period       For the         For the         For the        For the
  Year Ended     Jan. 4, 1999 to     Year Ended     Jan. 4, 1999 to     Year Ended      Year Ended      Year Ended     Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
$     (165)        $       (5)      $     375            $       4     $   337,486     $   320,982     $   502,473     $   414,198
      (558)                31            (249)                   -          (7,937)           (446)         (6,438)              7
     6,315                  7          19,816                  262               -               -               -               -

    (7,991)               370         (14,803)                (319)        131,294        (380,782)       (373,402)       (211,104)
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
    (2,399)               403           5,139                  (53)        460,843         (60,246)        122,633         203,101
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

    41,420              5,841          58,177                4,435          61,617          64,222          86,336          33,916

       (30)                 -            (683)                   -          (2,813)             (8)           (399)           (134)
         -                  -               -                    -               -               -               -               -
   104,383                  -         277,943                    3       1,992,826           2,477         128,272           4,091
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

   145,773              5,841         335,437                4,438       2,051,630          66,691         214,209          37,873
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   143,374              6,244         340,576                4,385       2,512,473           6,445         336,842         240,974


     6,244                  -           4,385                    -       5,168,381       5,161,936       5,506,506       5,265,532
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
$  149,618         $    6,244       $ 344,961            $   4,385     $ 7,680,854     $ 5,168,381     $ 5,843,348     $ 5,506,506
==========         ==========       =========            =========     ===========     ===========     ===========     ===========

 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
   131,471                175         279,890                4,240         814,285          54,349         212,572           2,324

    10,254              5,326          27,722                    -          17,812          10,700             936               -
       170                  -               -                    -         299,331               -         148,345          33,066
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   141,895              5,501         307,612                4,240       1,131,428          65,049         361,853          35,390
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

$ 1.054115         $ 1.132919       $1.118722            $1.034113     $  1.087157     $  1.009692     $  1.097204     $  1.081981

  1.058323           1.135195        1.123203                    -        1.092167        1.012353        1.102263               -
  1.062561                  -               -                    -        1.097292               -        1.107448        1.087771

--------------------------------------------------------------------------------

================================================================================
38                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS II AG                       Janus
                                                                            High Yield Bond Fund                   Fund
                                                                                Division 60                     Division 61
                                                                     ---------------------------------------------------------------
                                                                         For the      For the       For the Period       For the
                                                                       Year Ended    Year Ended     Dec. 8, 2000 to     Year Ended
                                                                       December 31,  December 31,    December 31,       December 31,
                                                                          2000          1999            2000               1999
                                                                     ---------------------------------------------------------------
OPERATIONS:
net investment income (loss)......................................   $   652,213    $   491,161      $    20,862      $        --
Net realized gain (loss) on investments...........................       (21,091)          (357)              --               --
Capital gains distributions from mutual funds.....................            --             --          151,686               --
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      (969,410)      (333,976)        (348,686)              --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from operations....      (338,288)       156,828         (176,138)              --
                                                                     -----------    -----------      -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments.................................................       151,042        173,814           28,931               --
Surrenders of accumulation units
   by terminations and withdrawals................................        (7,175)        (1,458)            (553)              --
Annuity benefit payments..........................................            --             --               --               --
Amounts transferred interdivision and from (to) VALIC
      general account, net........................................        63,686        (24,004)       3,278,938               --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................       207,553        148,352        3,307,316               --
                                                                     -----------    -----------      -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      (130,735)       305,180        3,131,178               --

NET ASSETS:
Beginning of period...............................................     5,587,353      5,282,173               --               --
                                                                     -----------    -----------      -----------      -----------
End of period.....................................................   $ 5,456,618    $ 5,587,353      $ 3,131,178      $        --
                                                                     ===========    ===========      ===========      ===========

                                                                     December 31,   December 31,     December 31,     December 31,
                                                                         2000           1999            2000              1999
                                                                     -----------    -----------      -----------      -----------
UNITS OUTSTANDING, BY CLASS:
Standard units....................................................       431,009        136,423        3,541,111               --
Enhanced units:
   20 bp reduced..................................................        44,391          2,397          138,334               --
   40 bp reduced..................................................            --            410            2,178               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION UNITS AT END OF PERIOD...............................       475,400        139,230        3,681,623               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION VALUE PER UNIT:
Standard unit.....................................................   $  1.003958    $  1.075994      $  0.850478      $        --
Enhanced unit:
   20 bp reduced..................................................      1.008597       1.078842         0.850754               --
   40 bp reduced..................................................            --       1.081775         0.851032               --



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
              STATEMENTS OF CHANGES IN NET ASSETS                             39
================================================================================

             INVESCO                          Warburg Pincus                        MAS
     Blue Chip Growth Fund,              Small Company Growth Fund,        Mid Cap Growth Portfolio,            Evergreen
          Investor Class                       Common Class                     Adviser Class          Special Equity Fund, Class A
           Division 62                         Division 63                       Division 64                    Division 65
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
  For the Period      For the       For the Period      For the        For the Period       For the    For the Period      For the
 Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to     Year Ended      Dec. 8, 2000 to    Year Ended  Dec. 8, 2000 to    Year Ended
   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000           1999            2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
$         (314)    $        -       $        (116)     $          -      $      (174)   $         -     $       (43)   $          -
       (19,961)             -              (1,096)                -           (7,663)             -               -               -
             -              -                   -                 -           57,438              -               -               -

      (124,719)             -             (10,482)                -           77,907)             -             754               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
      (144,994)             -             (11,694)                -           28,306)             -             711               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

         6,606              -              19,098                 -            3,574              -           3,391               -

           (53)             -                 (48)                -             (337)             -             (24)              -
             -              -                   -                 -                -              -               -               -
       943,434              -             434,666                 -          586,820              -         126,481               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

       949,987              -             453,716                 -          590,057              -         129,848               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
       804,993              -             442,022                 -          561,751              -         130,559               -


             -              -                   -                 -                -              -               -               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$      804,993     $        -       $     442,022      $          -      $   561,751    $         -     $   130,559    $          -
==============     ==========       =============      ============      ===========    ===========     ===========    ============

   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000             1999          2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------

     1,088,162              -             482,730                 -          647,858              -         143,811               -

        21,596              -               8,617                 -            2,678              -               -               -
         2,353              -                   -                 -               24              -             268               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
     1,112,111              -             491,347                 -          650,560              -         144,079               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$     0.723837     $        -       $    0.899609      $          -      $  0.863489    $         -     $  0.906159    $          -

      0.724074              -            0.899905                 -         0.863770              -               -               -
      0.724310              -                   -                 -         0.864052              -        0.906751               -

================================================================================
40                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Sit                               Sit
                                                                       Small Cap Growth Fund              Mid Cap Growth Fund
                                                                              Division 66                      Division 67
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the      For the Period       For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000            1999            2000              1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:

Net investment income (loss) ......................................   $   (149)           $    --          $    (86)      $     --
Net realized gain (loss) on investments ...........................        (25)                --            (2,492)            --
Capital gains distributions from mutual funds .....................       --                   --              --               --
Net unrealized appreciation (depreciation) of investments
   during the period ..............................................     (9,732)                --            (7,885)            --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from operations ....     (9,906)                --           (10,463)            --
                                                                      ---------           -------          ---------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      5,618                 --             5,816             --
Surrenders of accumulation units
   by terminations and withdrawals ................................        (25)                --               (32)            --
Annuity benefit payments ..........................................       --                   --              --               --
Amounts transferred interdivision and from (to)
   VALIC general account, net......................................    458,593                 --           240,162             --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from
     principal transactions .......................................    464,186                 --           245,946             --
                                                                      ---------           -------          ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    454,280                 --           235,483             --

NET ASSETS:
Beginning of period ...............................................       --                   --              --               --
                                                                      ---------           -------          ---------      ---------
End of period .....................................................   $454,280            $    --          $235,483       $     --
                                                                      =========           =======          =========      =========


                                                                     December 31,     December 31,     December 31,    December 31,
                                                                         2000             1999             2000            1999
                                                                    ------------------------------     ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ....................................................     523,506             --             275,923           --
Enhanced units:
   20 bp reduced ..................................................       3,323             --                 346           --
   40 bp reduced ..................................................         425             --               --              --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION UNITS AT END OF PERIOD ...............................     527,254             --             276,269           --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION VALUE PER UNIT:
Standard unit .....................................................   $0.861593       $     --           $0.852370    $      --
Enhanced unit:
   20 bp reduced ..................................................    0.861875             --            0.852645           --
   40 bp reduced ..................................................    0.862154             --               --              --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     41
================================================================================

            Ariel                       Ariel Appreciation                   Lou Holland                       Dreyfus
             Fund                               Fund                         Growth Fund                   Basic GNMA Fund
          Division 68                       Division 69                      Division 70                      Division 71
-------------------------------    -----------------------------   -------------------------------  -------------------------------
For the Period       For the        For the Period     For the      For the Period     For the       For the Period      For the
Dec. 8, 2000 to     Year Ended     Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended
 December 31,      December 31,     December 31,    December 31,    December 31,      December 31,     December 31,    December 31,
    2000              1999             2000             1999            2000              1999             2000            1999
-------------------------------    -----------------------------   -------------------------------  -------------------------------
 $     (39)       $       --         $     (59)     $     --        $     (28)         $     --         $   1,200       $      --
        --                --            (1,377)           --               --                --                36              --
        --                --                --            --            6,073                --                --              --

     7,203                --             9,928            --           (7,244)               --             2,517              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
     7,164                --             8,492            --           (1,199)               --             3,753              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

     2,772                --             5,412            --           12,993                --               583              --

       (13)               --              (414)           --              (14)               --               (24)             --
        --                --                --            --               --                --                --              --
   167,577                --           196,094            --          134,040                --           880,670              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

   170,336                --           201,092            --          147,019                --           881,229              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
   177,500                --           209,584            --          145,820                --           884,982              --

        --                --                --            --               --                --                --              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
 $ 177,500        $       --         $ 209,584      $     --        $ 145,820          $     --         $ 884,982       $      --
 =========        ============       =========      ==========      =========          ==========       =========       ===========

December 31,      December 31,     December 31,    December 31,     December 31,     December 31,     December 31,     December 31,
   2000               1999            2000              1999            2000             1999             2000             1999
------------------------------     ----------------------------     -----------------------------     -----------------------------
  159,237                 --           196,941            --           156,879                --           734,031             --

      364                 --                32            --                24                --           122,043             --
      128                 --               119            --               304                --                --             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------
  159,729                 --           197,092            --           157,207                --           856,074             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------

$1.111262         $       --         $1.063397     $      --         $0.927571          $     --         $1.033719      $      --

 1.111621                 --          1.063740            --          0.927871                --          1.034056             --
 1.111980                 --          1.064087            --          0.928172                --                --             --

--------------------------------------------------------------------------------

================================================================================
42                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS I                       NAF VPS I
                                                                             T. Rowe Price                   T. Rowe Price
                                                                       Blue Chip Growth Fund              Health Sciences Fund
                                                                             Division 72                       Division 73
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the       For the Period      For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                        2000             1999             2000            1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:
Net investment income (loss) .....................................   $       701         $     --        $    1,741        $     --
Net realized gain (loss) on investments ..........................          (204)              --                --              --
Capital gains distributions from mutual funds ....................            --               --                --              --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................       (24,288)              --            80,133              --
                                                                     -----------         --------        ----------        --------
   Increase (decrease) in net assets resulting from operations ...       (23,791)              --            81,874              --
                                                                     -----------         --------        ----------        --------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................         6,556               --            29,990              --
Surrenders of accumulation units
   by terminations and withdrawals ...............................           (63)              --            (1,241)             --
Annuity benefit payments .........................................            --               --                --              --
Amounts transferred interdivision and from (to)
   VALIC general account, net.....................................     1,283,484               --         3,386,805              --
                                                                     -----------         --------        ----------        --------

   Increase (decrease) in net assets resulting from
     principal transactions ......................................     1,289,977               --         3,415,554              --
                                                                     -----------         --------        ----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     1,266,186               --         3,497,428              --

NET ASSETS:
Beginning of period ..............................................            --               --                --              --
                                                                     -----------         --------        ----------        --------
End of period ....................................................   $ 1,266,186         $     --        $3,497,428        $     --
                                                                     ===========         ========        ==========        ========

                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000           1999             2000              1999
                                                                     ----------------------------     -----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    1,336,967                --       3,398,890                --
Enhanced units:
   20 bp reduced .................................................        2,574                --          60,141                --
   40 bp reduced .................................................       19,493                --          36,838                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION UNITS AT END OF PERIOD ..............................    1,359,034                --       3,495,869                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................   $ 0.931672          $     --      $ 1.000434       $        --
Enhanced unit:
   20 bp reduced .................................................     0.931970                --        1.000753                --
   40 bp reduced .................................................     0.932275                --        1.001080                --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        43
================================================================================

Note A - Organization
     The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") was established on April 18, 1979 and is registered under the Investment Company Act of 1940 as a unit investment trust. The Variable Annuity Life Insurance Company ("VALIC") is an indirect wholly owned subsidiary of American General Corporation. The Separate Account is divided into 69 sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the mutual funds ("Funds") listed below. As of October 1, 2000, American General Series Portfolio Company ("AGSPC") and American General Series Portfolio Company 3 ("AGSPC 3") changed names to North American Funds Variable Product Series I ("NAF VPS I") and North American Funds Variable Product Series II ("NAF VPS II"), respectively. The Funds that make up the two series have also changed their names as shown below.

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC)                                   New Fund Name (NAF VPS I)
------------------------------------------------------------------------------------------------------------------------------------
American General Asset Allocation Fund                           NAF VPS I AG Asset Allocation Fund (Division 5)
American General Capital Conservation Fund                       NAF VPS I AG Capital Conservation Fund (Division 1 and 7)
American General Government Securities Fund                      NAF VPS I AG Government Securities Fund (Division 8)
American General Growth Fund                                     NAF VPS I Core Equity Fund (Division 15)
American General Growth & Income Fund                            NAF VPS I AG Growth & Income Fund (Division 16)
American General International Equities Fund                     NAF VPS I AG International Equities Fund (Division 11)
American General International Government Bond Fund              NAF VPS I AG International Government Bond Fund (Division 13)
American General MidCap Index Fund                               NAF VPS I AG MidCap Index Fund (Division 4)
American General Money Market                                    NAF VPS I AG 1 Money Market Fund (Division 2 and 6)
American General Science & Technology Fund                       NAF VPS I T. Rowe Price Science & Technology Fund (Division 17)
American General Small Cap Index Fund                            NAF VPS I AG Small Cap Index Fund (Division 14)
American General Social Awareness Fund                           NAF VPS I AG Social Awareness Fund (Division 12)
American General Stock Index Fund                                NAF VPS I AG Stock Index Fund (Divisions 10A, B, C, and D)
Not applicable ("N/A")                                           NAF VPS I AG Nasdaq-100(R)Index Fund (Division 46)
N/A                                                              NAF VPS I Putnam Opportunities Fund (Division 45)
N/A                                                              NAF VPS I T. Rowe Price Blue Chip Growth Fund (Division 72)
N/A                                                              NAF VPS I T. Rowe Price Health Sciences Fund (Division 73)
N/A                                                              NAF VPS I American Century Income & Growth Fund (Division 21)
N/A                                                              NAF VPS I American Century International Growth Fund (Division 20)
N/A                                                              NAF VPS I Founders Large Cap Growth Fund (Division 30)
N/A                                                              NAF VPS I Founders/T. Rowe Price Small Cap Fund (Division 18)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC 3)                                 New Fund Name (NAF VPS II)
------------------------------------------------------------------------------------------------------------------------------------
American General International Growth Fund                       NAF VPS II International Growth Fund (Division 33)
American General Large Cap Growth Fund                           NAF VPS II Goldman Sachs Large Cap Growth Fund (Division 39)
American General Mid Cap Growth Fund                             NAF VPS II INVESCO MidCap Growth Fund (Division 37)
American General Small Cap Growth Fund                           NAF VPS II J.P. Morgan Small Cap Growth Fund (Division 35)
American General International Value Fund                        Substituted 12/8/2000 into NAF VPS II International Growth Fund
American General Large Cap Value Fund                            NAF VPS II State Street Large Cap Value Fund (Division 40)
American General Mid Cap Value Fund                              NAF VPS II Neuberger Berman MidCap Value Fund (Division 38)
American General Small Cap Value Fund                            NAF VPS II Small Cap Value Fund (Division 36)
American General Socially Responsible Fund                       NAF VPS II AG Socially Responsible Fund (Division 41)
American General Balanced Fund                                   Substituted 12/8/2000 into NAF VPS II AG Moderate Growth Lifestyle
American General High Yield Bond Fund                            NAF VPS II AG High Yield Bond Fund (Division 60)
American General Strategic Bond Fund                             NAF VPS II AG Strategic Bond Fund (Division 59)
American General Domestic Bond Fund                              Substituted 12/8/2000 into NAF VPS II AG Core Bond
American General Core Bond                                       NAF VPS II AG Core Bond Fund (Division 58)
American General Money Market Fund                               NAF VPS II AG 2 Money Market Fund (Division 44)
American General Aggressive Growth Lifestyle Fund                NAF VPS II AG Aggressive Growth Lifestyle Fund (Division 48)
American General Moderate Growth Lifestyle Fund                  NAF VPS II AG Moderate Growth Lifestyle Fund (Division 49)
American General Conservative Growth Lifestyle Fund              NAF VPS II AG Conservative Growth Lifestyle Fund (Division 50)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
 44             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note A - Organization (continued)

American Century Ultra Fund, Division 31
Evergreen Growth and Income Fund, Class A - (Division 56) Evergreen Small Cap Value Fund, Class A - (Division 55) Evergreen Value Fund, Class A - (Division 57)
Putnam Global Growth Fund, Class A (Division 28)
Putnam New Opportunities Fund, Class A (Division 26)
Putnam OTC & Emerging Growth Fund, Class A (Division 27) Templeton Variable Products Series Fund:
   Templeton Asset Strategy Fund, Class 1 (Division 19) Templeton Foreign Fund, Class A (Division 32)
Vanguard LifeStrategy Conservative Growth Fund (Division 54) Vanguard LifeStrategy Growth Fund (Division 52)
Vanguard LifeStrategy Moderate Growth Fund (Division 53) Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Janus Adviser Worldwide Fund (Division 47)
Janus Fund (Division 61)
INVESCO Blue Chip Growth Fund, Investor Class (Division 62) Warburg Pincus Small Company Growth Fund,
   Common Class (Division 63)
MAS Mid Cap Growth Portfolio, Adviser Class (Division 64) Evergreen Special Equity Fund, Class A (Division 65)
Sit Small Cap Growth Fund (Division 66)
Sit Mid Cap Growth Fund (Division 67)
Ariel Fund (Division 68)
Ariel Appreciation Fund (Division 69)
Lou Holland Growth Fund (Division 70)
Dreyfus Basic GNMA Fund (Division 71)

     Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999. Divisions 45 and 46 became available to contract holders of the Separate Account effective October 2, 2000. Divisions 72 and 73 became available to contract holders of the Separate Account effective November 1, 2000. Divisions 47 and 61 through 71 inclusive, became available to contract holders of the Separate Account effective December 8, 2000.

     VALIC serves as transfer agent and accounting services agent to NAF VPS I and NAF VPS II. American General Advisers, a division of VALIC, serves as investment adviser for NAF VPS I and NAF VPS II. American General Investment Management, L.P., an affiliate of the adviser, serves as investment sub-adviser to certain NAF VPS II Funds. The remaining Funds are managed by third-party portfolio managers.

     Effective December 8, 2000, several Funds of NAF VPS II (former AGSPC 3) and other third party Funds offered through Separate Account divisions were substituted for Funds in NAF VPS I and NAF VPS II. The substitution occured as follows:

                                                            Net Assets at
                                                            Time of
Replaced Funds                                              Substitution    Substitute Funds
--------------                                              ------------    ----------------
Dreyfus Founders Growth Fund (Division 30)                  $854,001,806    NAF VPS I Founders Large Cap Growth Fund (Division 30)
Templeton International Fund (Division 20)                  $659,083,807    NAF VPS I American Century International Growth Fund
                                                                            (Division 20)
Neuberger & Berman Guardian Trust Fund (Division 29)        $ 51,705,952    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
Scudder Growth & Income Fund (Division 21)                  $222,606,110    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
T. Rowe Price Small Cap Fund (Division 51)                  $ 15,841,298    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
Dreyfus Small Cap Portfolio (Division 18)                   $815,503,691    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
American General Domestic Bond Fund (Division 43)           $  1,998,791    NAF VPS II AG Core Bond Fund (Division 58)
American General Balanced Fund (Division 42)                $ 11,963,587    NAF VPS II AG Moderate Growth Lifestyle Fund
                                                                            (Division 49)
American General International Value Fund (Division 34)     $  9,416,484    NAF VPS II International Growth Fund (Division 33)

     The substitutions are expected to result in enhanced administrative efficiency and improved choices for the participants. The substitution took place at net assets as shown in the table above, with no change in the amount of any contract owner's contract value, cash value, death benefit or in the dollar value investment in the Separate Account. All expenses incurred in connection with the substitutions were paid by VALIC.

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

     In addition to the 69 divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus and Independence Plus prospectus for a complete description of the available Funds and fixed account.

     Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           45
================================================================================


Note B -- Summary of Significant Accounting Policies

     The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     Investment Valuation. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

     Investment Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     Annuity Reserves. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     Accumulation Units. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

Note C -- Transactions with Affiliates
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the average daily net assets of each division, is assessed daily based on the following annual rates:

          Divisions                      Standard Charge
          ---------------------------------------------------------------------
          10B                            0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million
          ---------------------------------------------------------------------
          1, 2, 4 through 8,             1.00%
          10A, 10C and 10D,
          11 through 18,
          20, 21, and 30
          33 through 44,
          48 through 50,
          58 through 60
          and 72 and 73
          ---------------------------------------------------------------------
          19, 22 through 28             1.25%
          31, 32 and 47
          52 through 57 and
          61 through 71
          ---------------------------------------------------------------------

================================================================================
 46                      NOTES TO FINANCIAL STATEMENTS
================================================================================

Note C-- Transactions with Affiliates (continued)

     Certain Funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their Funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account's standard charge to the corresponding division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

          Divisions                           Expense Reduction
          ------------------------------------------------------------------
          22 and 23,                          0.25%
          26 through 28,
          32, 33, 35 through 41, and 44,
          47 through 50,
          55 through 71
          ------------------------------------------------------------------
          31                                  0.20% on the first $75 million
                                              0.25% on the excess over $75
                                              million
          ------------------------------------------------------------------

     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

     Expenses of the Separate Account's Divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

          Divisions                           Expense Limitations
          ---------------------------------------------------------------------
          10A                                 1.4157% on the first $359,065,787
                                              1.36% on the next $40,934,213
                                              1.32% on the excess over $400
                                              million
          ---------------------------------------------------------------------
          10B                                 0.6966% on the first $25,434,267
                                              0.50% on the next $74,565,733
                                              0.25% on the excess over $100
                                              million
          ---------------------------------------------------------------------

     Accordingly, during the years ended December 31, 2000 and 1999, VALIC reduced expenses of Division 10B by $37,886 and $94,122, respectively.

     A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $7,228,455 and $6,506,341 for the periods ended December 31, 2000 and 1999, respectively.

     VALIC received surrender charges of $8,088,514 and $6,181,873 for the periods ended December 31, 2000 and 1999, respectively. In addition, VALIC received $36,638 and $2,785 for the year ended December 31, 2000, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively.

     VALIC redeemed $4,780,787 and $1,339,272 on September 29, 2000 and October 31, 2000, respectively, from the NAF VPS II Funds. The redemptions had cost basis of $3,605,230 and $1,037,066, respectively, which resulted in net gains of $1,175,557 and $302,206, respectively, to VALIC. Capital surplus amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

================================================================================
                                NOTES TO FINANCIAL STATEMENTS                47
================================================================================


Note D -- Investments

The cost of Fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of Fund shares owned as of December 31, 2000:

                                                                                                                       Unrealized
                                                                             Market                                   Appreciation
Underlying Fund                                     Division       Shares    Price        Market          Cost       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation.............       1 & 7        5,581,624  $ 9.23  $   51,518,393  $   52,718,980  $   (1,200,587)
NAF VPS I AG 1 Money Market...................       2 & 6      499,042,586    1.00     499,042,586     499,042,586              --
NAF VPS I AG MidCap Index.....................           4       50,509,894   19.65     992,519,408   1,000,111,970      (7,592,562)
NAF VPS I AG Asset Allocation ................           5       16,871,393   13.05     220,171,681     213,805,085       6,366,596
NAF VPS I AG Government Securities............           8        9,033,366   10.13      91,507,999      91,304,944         203,055
NAF VPS I AG Stock Index......................   10A, B, C & D  123,587,525   38.80   4,795,195,977   3,044,956,305   1,750,239,672
NAF VPS I AG International Equities...........          11       13,075,029    9.90     129,442,791     156,885,581     (27,442,790)
NAF VPS I AG Social Awareness.................          12       23,697,787   22.39     530,593,450     492,328,888      38,264,562
NAF VPS I AG International Government Bond....          13       10,434,521   10.74     112,066,758     116,396,971      (4,330,213)
NAF VPS I AG Small Cap Index..................          14       16,471,737   13.75     226,486,385     262,867,612     (36,381,227)
NAF VPS I Core Equity.........................          15       68,662,913   14.30     981,879,653   1,141,859,915    (159,980,262)
NAF VPS I AG Growth & Income..................          16       17,082,048   15.51     264,942,567     288,253,805     (23,311,238)
NAF VPS I T. Rowe Price Science & Technology..          17      114,919,131   22.58   2,594,873,974   3,155,593,118    (560,719,144)
NAF VPS I Founders/T. Rowe Price
   Small Cap Index............................          18       80,063,513    9.59     767,809,090     800,624,927     (32,815,837)
Templeton Asset Allocation....................          19       14,959,353   19.22     287,518,770     308,756,929     (21,238,159)
NAF VPS I American Century
   International Growth.......................          20       65,501,592    9.92     649,775,791     655,008,544      (5,232,753)
NAF VPS I American Century
   Income & Growth............................          21       26,777,082    9.79     262,147,637     267,748,285      (5,600,648)
Vanguard Fixed Income Securities:
   Long-Term Corporate........................          22        8,768,118    8.45      74,090,594      77,435,956      (3,345,362)
   Long-Term Treasury.........................          23       17,991,915   10.90     196,111,873     192,303,654       3,808,219
Vanguard Windsor II...........................          24       28,019,190   27.20     762,121,966     820,999,580     (58,877,614)
Vanguard Wellington...........................          25       20,016,438   28.21     564,663,717     597,216,578     (32,552,861)
Putnam New Opportunities, Class A.............          26       17,785,180   58.62   1,042,567,268   1,203,498,998    (160,931,730)
Putnam OTC & Emerging Growth, Class A.........          27       29,397,284   13.92     409,210,198     804,358,059    (395,147,861)
Putnam Global Growth, Class A.................          28       51,947,481   10.90     566,227,548     739,670,249    (173,442,701)
Dreyfus Founders Growth.......................          30       83,365,826    8.97     747,791,467     833,349,460     (85,557,993)
American Century Ultra .......................          31       34,232,046   32.37   1,108,091,336   1,260,978,046    (152,886,710)
Templeton Foreign, Class A....................          32       31,532,473   10.34     326,045,773     314,483,387      11,562,386
NAF VPS II International Growth ..............          33        1,456,606   12.48      18,178,447      18,859,884        (681,437)
NAF VPS II Small Cap Growth...................          35        1,659,133   14.41      23,908,109      28,694,311      (4,786,202)
NAF VPS II Small Cap Value....................          36          760,971   10.80       8,218,486       7,895,307         323,179
NAF VPS II Mid Cap Growth.....................          37        1,326,410    9.28      12,309,083      15,474,205      (3,165,122)
NAF VPS II Neuberger Berman Mid Cap Value.....          38        1,892,405   13.99      26,474,746      24,166,142       2,308,604
NAF VPS II Large Cap Growth...................          39        1,901,390   11.93      22,683,579      26,763,843      (4,080,264)
NAF VPS II Large Cap Value....................          40          523,388   11.42       5,977,085       5,662,011         315,074
NAF VPS II AG Socially Responsible............          41        1,080,365   12.24      13,223,667      12,918,294         305,373
NAF VPS II AG Money Market....................          44       31,490,350    1.00      31,490,350      31,490,350              --
NAF VPS II Putnam Opportunities...............          45           11,485    7.91          90,844          88,806           2,038
NAF VPS II Nasdaq-100(R) Index................          46          468,359    6.63       3,105,221       3,315,944        (210,723)
NAF VPS II Janus Worldwide....................          47           63,061   37.20       2,345,856       2,424,935         (79,079)
NAF VPS II AG Growth Lifestyle Fund...........          48        1,461,023   10.32      15,077,758      17,379,326      (2,301,568)
NAF VPS II AG Moderate Growth Lifestyle.......          49        2,196,438   10.92      23,985,106      26,270,066      (2,284,960)
NAF VPS II AG Conservative Growth Lifestyle...          50        1,387,903    9.95      13,809,639      15,488,806      (1,679,167)
Vanguard LifeStrategy Growth..................          52        1,968,976   19.59      38,572,241      40,092,706      (1,520,465)
Vanguard LifeStrategy Moderate Growth.........          53        2,505,848   17.24      43,200,815      44,143,160        (942,345)
Vanguard LifeStrategy Conservative Growth.....          54          524,561   14.70       7,711,045       7,859,457        (148,412)
Evergreen Small Cap Value, Class A............          55           48,402   17.57         850,430         804,222          46,208

--------------------------------------------------------------------------------

================================================================================
 48                        NOTES TO FINANCIAL STATEMENTS
================================================================================

Note D-- Investments (continued)

                                                                                                                       Unrealized
                                                                         Market                                       Appreciation
Underlying Fund                                       Division   Shares  Price       Market            Cost          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Evergreen Growth and Income, Class A............         56       5,625  $26.60 $       149,620   $         157,241 $        (7,621)
Evergreen Value, Class A........................         57      17,182   20.08         346,425             361,547         (15,122)
NAF VPS II AG Core Bond.........................         58     796,773    9.64       7,680,894           7,834,984        (154,090)
NAF VPS II AG Strategic Bond....................         59     628,319    9.30       5,843,370           6,242,407        (399,037)
NAF VPS II AG High Yield Bond...................         60     671,173    8.13       5,456,638           6,570,113      (1,113,475)
Janus...........................................         61      94,064   33.29       3,131,422           3,480,109        (348,687)
INVESCO Blue Chip, Investor Class...............         62     156,326    5.15         805,081             929,800        (124,719)
Warburg Pincus Small Co. Growth, Common Class...         63      20,943   21.04         440,647             451,129         (10,482)
MAS Mid Cap Growth, Adviser Class...............         64      22,946   24.48         561,749             639,656         (77,907)
Evergreen Special Equity........................         65      10,738   12.16         130,578             129,824             754
Sit Small Cap Growth............................         66      12,921   35.16         454,301             464,033          (9,732)
Sit Mid Cap Growth..............................         67      14,691   16.03         235,495             243,380          (7,885)
Ariel...........................................         68       5,282   33.61         177,526             170,323           7,203
Ariel Appreciation..............................         69       6,443   32.53         209,603             199,675           9,928
Lou Holland.....................................         70       8,136   18.66         151,871             159,115          (7,244)
Dreyfus Basic GNMA..............................         71      59,040   14.99         885,006             882,489           2,517
NAF VPS I T. Rowe Price Blue Chip Growth........         72     135,864    9.32       1,266,300           1,290,588         (24,288)
NAF VPS I T. Rowe Price Health Sciences.........         73     349,418   10.01       3,497,692           3,417,559          80,133)
                                                                                ---------------   ----------------- ---------------
   Total........................................                                $19,597,051,375   $  19,755,974,159 $  (158,922,784)
                                                                                ---------------   ----------------- ---------------

Note E -- Federal Income Taxes

     VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note F - Security Purchases and Sales

For the year ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments were:

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation Division 1.............................  $       480,315     $      1,232,605
NAF VPS I AG Capital Conservation Division 7.............................        7,791,575           13,255,196
NAF VPS I AG 1 Money Market Division 2...................................        6,940,781            6,887,463
NAF VPS I AG 1 Money Market Division 6...................................      713,603,521          678,568,993
NAF VPS I AG Mid Cap Index Division 4....................................      297,872,033           95,801,560
NAF VPS I AG Asset Allocation Division 5.................................       28,791,732           37,910,591
NAF VPS I AG Government Securities Division 8............................       17,294,326           24,314,357
NAF VPS I AG Stock Index Division 10A....................................      155,520,367           84,195,719
NAF VPS I AG Stock Index Division 10B....................................        1,124,936            7,063,208
NAF VPS I AG Stock Index Division 10C....................................      351,529,062          190,930,035
NAF VPS I AG Stock Index Division 10D....................................        4,291,735           12,446,605
NAF VPS I AG International Equities Division 11..........................      177,966,484          178,171,459
NAF VPS I AG Social Awareness Division 12................................       37,268,434           46,419,675
NAF VPS I AG International Government Bond Division 13...................       83,742,745          111,383,740
NAF VPS I AG Small Cap Index Division 14.................................       80,309,779           55,858,625
NAF VPS I AG Core Equity Division 15.....................................      342,530,415          179,486,388
NAF VPS I AG Growth & Income Division 16.................................       63,442,624           47,330,038
NAF VPS I T. Rowe Price Science & Technology Division 17.................    1,343,934,803          152,504,135
NAF VPS I Founders/T. Rowe Price Small Cap Division 18...................      852,227,023          935,702,539
Templeton Asset Allocation Division 19...................................       66,074,457           45,678,418
NAF VPS I American Century International Growth Division 20..............      821,598,323          850,085,663
NAF VPS I American Century Income & Growth Division 21...................      285,622,327          260,994,012
Vanguard Long-Term Corporate Division 22.................................       16,308,982           13,397,373

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           49
================================================================================


Note F - Security Purchases and Sales (continued)

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Division 23..................................  $    79,898,588     $     44,155,795
Vanguard Windsor II Division 24..........................................      100,239,752          127,064,207
Vanguard Wellington Division 25..........................................       74,561,736           83,690,522
Putnam New Opportunities, Class A Division 26............................      589,947,401           34,840,800
Putnam OTC & Emerging Growth, Class A Division 27........................      629,765,849          117,481,384
Putnam Global Growth, Class A Division 28................................      431,726,882           58,444,253
Neuberger Berman Guardian Trust Division 29..............................        7,204,766           64,855,676
NAF VPS I Founders Large Cap Growth Division 30..........................    1,193,048,315          886,932,967
Twentieth Century Ultra Division 31......................................      505,885,583           27,258,545
Templeton Foreign, Class A Division 32...................................       72,823,631           57,252,020
NAF VPS II International Growth Division 33..............................       15,150,348            1,193,359
NAF VPS II International Value Division 34...............................        3,662,612           10,211,966
NAF VPS II J.P. Morgan Small Cap Growth Division 35......................       19,291,310            2,224,877
NAF VPS II Small Cap Value Division 36...................................        3,759,254              273,204
NAF VPS II INVESCO Mid Cap Growth Division 37............................       10,945,697            2,036,904
NAF VPS II Neuberger Berman Mid Cap Value Division 38....................       17,184,865            1,572,139
NAF VPS II Goldman Sachs Large Cap Growth Division 39....................       11,312,351            2,783,658
NAF VPS II State Street Large Cap Value Division 40......................        1,865,937              580,511
NAF VPS II AG Socially Responsible Division 41...........................        3,893,678            1,359,901
NAF VPS II Balanced Division 42..........................................        2,819,691           12,700,547
NAF VPS II Domestic Bond Division 43.....................................          698,565            2,606,272
NAF VPS II AG 2 Money Market Division 44.................................       35,692,295           15,755,665
NAF VPS I Putnam Opportunities Division 45...............................          171,733               69,878
NAF VPS I Nasdaq-100(R) Index Division 46................................        3,514,679              136,929
Janus Adviser Worldwide Division 47......................................        2,479,588               49,564
NAF VPS II AG Aggressive Growth Lifestyle Division 48....................       10,121,153            1,633,313
NAF VPS II AG Moderate Growth Lifestyle Division 49......................       16,754,075            1,996,352
NAF VPS II AG Conservative Growth Lifestyle Division 50..................        7,155,218              986,035
T. Rowe Price Small Cap Division 51......................................        7,053,803           17,222,016
Vanguard Growth Lifestrategy Division 52.................................       19,841,634            2,970,424
Vanguard Moderate Growth Lifestrategy Division 53........................       16,789,244            3,408,146
Vanguard Conservative Growth Lifestrategy Division 54....................        3,944,508            1,355,948
Evergreen Small Cap Equity Income, Class A Division 55...................          806,633                2,721
Evergreen Growth & Income, Class A Division 56...........................          157,474                5,525
Evergreen Value Large Cap, Class A Division 57...........................          362,212                5,123
NAF VPS II AG Core Bond Division 58......................................        2,557,724              168,465
NAF VPS II AG Strategic Bond Division 59.................................          920,111              203,072
NAF VPS II AG High Yield Bond Division 60................................        1,066,589              206,569
Janus Fund Division 61...................................................        3,480,109                    -
INVESCO Blue Chip Growth, Investor Class Division 62.....................        1,012,476               62,715
Warbug Pincus Small Company Growth, Common Class Division 63.............          458,864                6,639
MAS Mid Cap Growth, Adviser Class Division 64............................          724,927               77,608
Evergreen Special Equity Division 65.....................................          129,824                    -
Sit Small Cap Growth Division 66.........................................          464,142                   84
Sit Mid Cap Growth Division 67...........................................          251,507                5,635
Ariel Fund Division 68...................................................          170,323                    -
Ariel Appreciation Division 69...........................................          218,691               17,639
Lou Holland Growth Division 70...........................................          159,115                    -
Dreyfus Basic GNMA Division 71...........................................          895,548               13,095
NAF VPS I T. Rowe Price Blue Chip Growth Division 72.....................        1,292,919                2,127
NAF VPS I T. Rowe Price Health Sciences Division 73......................        3,417,559                    -
                                                                           ------------------------------------
Total....................................................................  $ 9,674,018,267     $  5,615,499,191
                                                                           ====================================

--------------------------------------------------------------------------------

================================================================================
 50             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units

The Company offers contract owners standard units, enhanced -20bp units, and enhanced -40bp units. The increase (decrease) in accumulation units for the periods ended December 31, 2000 and 1999 are as follows:

                                                                            NAF VPS I AG                     NAF VPS I AG
                                                                      Capital Conservation Fund      Capital Conservation Fund
                                                                             Division 1                       Division 7
                                                                    ---------------------------     ---------------------------
                                                                       For the        For the          For the        For the
                                                                     Year Ended     Year Ended       Year Ended     Year Ended
                                                                    December 31,   December 31,     December 31,   December 31,
                                                                        2000           1999             2000           1999
                                                                    ---------------------------     ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................     1,415,413        1,689,443      24,749,727     28,751,662
Accumulation units for purchase payments received .............        15,340            7,625       1,505,124      2,493,112
Decrease for surrendered contracts ............................      (175,671)        (163,729)     (2,273,285)    (2,451,317)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (93,067)        (117,926)     (3,325,211)    (4,043,730)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................     1,162,015        1,415,413      20,656,355     24,749,727
                                                                    ---------------------------     ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................            --               --          95,480             --
Accumulation units for purchase payments received .............            --               --          17,064          1,311
Decrease for surrendered contracts ............................            --               --         (18,017)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --         147,326         94,169
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         241,853         95,480
                                                                    ---------------------------     ---------------------------


ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................            --               --         194,756             --
Accumulation units for purchase payments received .............            --               --          34,086        215,255
Decrease for surrendered contracts ............................            --               --         (18,767)       (14,186)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --          (9,077)        (6,313)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         200,998        194,756
                                                                    ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     1,162,015        1,415,413      21,099,206     25,039,963
                                                                    ===========================     ===========================

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           51
================================================================================

         NAF VPS I AG 1                  NAF VPS I AG 1                  NAF VPS I AG                    NAF VPS I AG
       Money Market Fund               Money Market Fund               MidCap Index Fund             Asset Allocation Fund
          Division 2                      Division 6                      Division 4                      Division 5
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
    For the         For the         For the         For the         For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2000            1999            2000            1999            2000            1999            2000            1999
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,632,469       1,700,333     233,940,123     147,547,687     151,288,816     169,039,887      61,240,667      60,237,818
      13,538          56,091      68,218,866      64,720,255       8,352,926      10,966,999       3,264,542       4,778,895
    (178,127)       (110,243)    (50,409,051)    (43,563,597)    (10,598,028)     (9,762,355)     (4,639,385)     (4,216,934)

     134,104         (13,712)    (11,632,979)     65,235,778      (2,846,247)    (18,955,715)     (6,906,247)        440,888
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,601,984       1,632,469     240,116,959     233,940,123     146,197,467     151,288,816      52,959,577      61,240,667
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       9,613,663       5,325,479         523,908              --         673,135              --
          --              --       1,054,846       5,728,071         147,930          21,494         100,331          15,305
          --              --        (377,305)     (3,440,849)        (27,313)         (2,594)        (17,397)         (2,562)

          --              --         897,704       2,000,962       1,395,835         505,008         322,250         660,392
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --      11,188,908       9,613,663       2,040,360         523,908       1,078,319         673,135
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       7,687,167             476       1,244,725              --         516,580          31,350
          --              --       3,464,938       7,200,089         439,935       1,132,848         157,851         595,375
          --              --      (2,101,718)       (660,765)       (129,517)        (58,056)        (85,779)        (22,434)

          --              --        (165,168)      1,147,367         499,605         169,933         (46,685)        (87,711)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --       8,885,219       7,687,167       2,054,748       1,244,725         541,967         516,580
 ----------------------------    ----------------------------    ----------------------------    ----------------------------

   1,601,984       1,632,469     260,191,086     251,240,953     150,292,575     153,057,449      54,579,863      62,430,382
 ============================    ============================    ============================    ============================

================================================================================
 52                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS I AG                  NAF VPS I AG
                                                                   Government Securities Fund         Stock Index Fund
                                                                           Division 8                   Division 10A
                                                                  ---------------------------   ---------------------------
                                                                     For the        For the        For the        For the
                                                                   Year Ended     Year Ended     Year Ended     Year Ended
                                                                  December 31,   December 31,   December 31,   December 31,
                                                                      2000           1999           2000           1999
                                                                  ---------------------------   ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    45,292,728     53,729,671     21,421,375     23,726,504
Accumulation units for purchase payments received .............     3,067,979      5,094,626         99,474        117,449
Decrease for surrendered contracts ............................    (3,648,203)    (4,248,881)    (1,908,463)    (1,676,844)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (5,508,659)    (9,282,688)      (656,556)      (745,734)
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................    39,203,845     45,292,728     18,955,830     21,421,375
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................       243,537             --             --             --
Accumulation units for purchase payments received .............        63,909          1,786             --             --
Decrease for surrendered contracts ............................        (4,349)          (384)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       521,152        242,135             --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       824,249        243,537             --             --
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       338,782             --             --             --
Accumulation units for purchase payments received .............        54,419        464,706             --             --
Decrease for surrendered contracts ............................       (20,978)       (31,972)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (131,733)       (93,952)            --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       240,490        338,782             --             --
                                                                  ---------------------------   ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    40,268,584     45,875,047     18,955,830     21,421,375
                                                                  ===========================   ===========================

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    53
================================================================================

          NAF VPS I AG                    NAF VPS I AG                     NAF VPS I AG                   NAF VPS I AG
        Stock Index Fund                Stock Index Fund                 Stock Index Fund         International Equities Fund
          Division 10B                    Division 10C                     Division 10D                   Division 11
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
    For the          For the        For the         For the          For the         For the        For the         For the
  Year Ended       Year Ended     Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
 December 31,     December 31,   December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
     2000             1999           2000            1999             2000            1999           2000            1999
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
   1,005,615       1,131,113     766,975,696     691,680,049       5,858,523       6,655,796      94,415,343     101,811,751
       7,099           3,915     106,069,942      85,102,067          39,387          65,246       5,061,421       7,361,259
    (113,409)       (115,209)    (55,968,481)    (41,025,586)       (478,732)       (477,997)     (7,416,865)     (6,365,745)

     (30,395)        (14,204)    (33,083,152)     31,219,166        (356,906)       (384,522)     (8,720,329)     (8,391,922)
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
     868,910       1,005,615     783,994,005     766,975,696       5,062,272       5,858,523      83,339,570      94,415,343
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      18,855,858       6,859,835              --              --         348,851              --
          --              --       2,042,764       8,137,446              --              --         237,688          19,671
          --              --     (15,057,141)        (34,067)             --              --        (128,718)         (6,362)

          --              --      26,784,691       3,892,644              --              --       1,080,998         335,542
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      32,626,172      18,855,858              --              --       1,538,819         348,851
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      11,637,991          30,811              --              --         274,636              --
          --              --       3,340,212       9,139,755              --              --          41,354         196,432
          --              --        (982,376)       (357,391)             --              --         (11,128)         (3,786)

          --              --        (449,878)      2,824,816              --              --        (104,071)         81,990
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      13,545,949      11,637,991              --              --         200,791         274,636
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

     868,910       1,005,615     830,166,126     797,469,545       5,062,272       5,858,523      85,079,180      95,038,830
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

================================================================================
 54             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                            NAF VPS I AG
                                                                           NAF VPS I AG               International Government
                                                                       Social Awareness Fund                 Bond Fund
                                                                            Division 12                     Division 13
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    136,226,993     114,382,494      90,136,603      97,473,851
Accumulation units for purchase payments received .............     20,365,917      21,095,739      11,451,182      12,093,970
Decrease for surrendered contracts ............................     (8,452,216)     (5,774,213)     (9,804,819)     (5,469,289)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (17,807,539)      6,522,973     (20,698,718)    (13,961,929)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................    130,333,155     136,226,993      71,084,248      90,136,603
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      3,028,346       1,218,871       1,058,856         408,156
Accumulation units for purchase payments received .............        290,250       1,105,489         101,811         256,956
Decrease for surrendered contracts ............................     (2,334,174)         (1,614)       (744,053)           (349)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      3,418,863         705,600       1,444,501         394,093
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................      4,403,285       3,028,346       1,861,115       1,058,856
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................        631,193           1,451         308,660           1,531
Accumulation units for purchase payments received .............        132,377         829,652          30,762         731,209
Decrease for surrendered contracts ............................        (72,982)       (110,191)        (26,557)        (50,362)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (37,438)        (89,719)        (20,344)       (373,718)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................        653,150         631,193         292,521         308,660
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    135,389,590     139,886,532      73,237,884      91,504,119
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           55
================================================================================

                                                                                                         NAF VPS I
         NAF VPS I AG                    NAF VPS I                      NAF VPS I AG                   T. Rowe Price
     Small Cap Index Fund            Core Equity Fund              Growth & Income Fund          Science & Technology Fund
         Division 14                    Division 15                     Division 16                     Division 17
---------------------------    ----------------------------    ----------------------------    ----------------------------
   For the        For the         For the         For the         For the         For the         For the         For the
 Year Ended     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
December 31,   December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
    2000           1999            2000            1999            2000            1999            2000            1999
---------------------------    ----------------------------    ----------------------------    ----------------------------
94,031,183     107,321,016     460,108,285     494,997,996     124,329,201     129,550,695     517,699,561     418,601,069
 6,840,735       9,771,905      49,862,011      59,686,335      10,027,033      12,510,229      84,872,257      55,483,486
(6,986,624)     (6,274,128)    (30,786,493)    (26,719,865)     (9,346,988)     (7,914,402)    (37,876,177)    (22,697,270)

(3,099,111)    (16,787,610)    (82,015,083)    (67,856,181)    (14,991,004)     (9,817,321)     29,578,383      66,312,276
---------------------------    ----------------------------    ----------------------------    ----------------------------
90,786,183      94,031,183     397,168,720     460,108,285     110,018,242     124,329,201     594,274,024     517,699,561
---------------------------    ----------------------------    ----------------------------    ----------------------------


   522,127            --         8,377,232       4,324,799         660,621            --        11,744,052       3,228,389
   221,479          17,478         580,736       1,781,493         239,585           7,488       1,830,123       5,480,195
   (31,622)         (3,285)     (6,178,071)         (3,803)        (87,011)           (792)     (8,722,305)         (7,823)

 1,046,995         507,934       8,188,241       2,274,743         712,264         653,925      19,598,532       3,043,291
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,758,979         522,127      10,968,138       8,377,232       1,525,459         660,621      24,450,402      11,744,052
---------------------------    ----------------------------    ----------------------------    ----------------------------


   949,989          58,824       3,034,597           3,571         704,903            --         3,286,480           6,377
   330,955         889,779         463,208       3,640,779         188,457         896,032         641,497       3,089,250
   (76,568)        (29,252)       (261,439)       (294,211)        (60,399)        (67,780)       (698,260)       (148,636)

   233,274          30,638        (434,231)       (315,542)        (87,268)       (123,349)        830,638         339,489
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,437,650         949,989       2,802,135       3,034,597         745,693         704,903       4,060,355       3,286,480
---------------------------    ----------------------------    ----------------------------    ----------------------------

93,982,812      95,503,299     410,938,993     471,520,114     112,289,394     125,694,725     622,784,781     532,730,093
===========================    ============================    ============================    ============================

--------------------------------------------------------------------------------

================================================================================
 56            NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                             NAF VPS I
                                                                       Founders/T. Rowe Price                Templeton
                                                                           Small Cap Fund          Asset Strategy Fund, Class 1
                                                                            Division 18                     Division 19
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period......................    351,855,473     474,215,229     137,266,658     190,963,707
Accumulation units for purchase payments received..............     26,734,336       3,056,845      10,310,052      15,109,988
Decrease for surrendered contracts.............................    (25,744,851)    (25,365,385)    (11,128,744)    (10,995,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................    (38,110,489)   (100,051,216)    (15,787,924)    (57,811,106)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................    314,734,469     351,855,473     120,660,042     137,266,658
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................      2,046,085            --           485,669            --
Accumulation units for purchase payments received..............        312,539          85,558          77,748           5,750
Decrease for surrendered contracts.............................        (75,397)        (15,829)        (13,722)         (7,988)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      2,416,578       1,976,356         660,898         487,907
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................      4,699,805       2,046,085       1,210,593         485,669
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................     23,669,214            --        18,489,196            --
Accumulation units for purchase payments received..............        563,756      41,940,798       3,250,945       4,159,244
Decrease for surrendered contracts.............................     (1,886,323)     (2,773,842)     (1,821,117)     (1,260,159)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      3,102,027     (15,497,742)     (1,520,679)     15,590,111
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................     25,448,674      23,669,214      18,398,345      18,489,196
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    344,882,948     377,570,772     140,268,980     156,241,523
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           57
================================================================================

          NAF VPS I                        NAF VPS I
       American Century                American Century                     Vanguard                      Vanguard
  International Growth Fund          Income & Growth Fund           Long-Term Corporate Fund       Long-Term Treasury Fund
         Division 20                     Division 21                      Division 22                    Division 23
----------------------------    ----------------------------     ----------------------------   ----------------------------
   For the         For the         For the         For the          For the         For the        For the         For the
 Year Ended      Year Ended      Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
December 31,    December 31,    December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
    2000            1999            2000            1999             2000            1999           2000            1999
----------------------------    ----------------------------     ----------------------------   ----------------------------
372,176,780     452,419,089     146,888,390     159,815,811      49,616,245      44,122,646     110,102,115      86,673,300
 27,858,379      20,608,146      28,409,750      31,015,356      12,670,742      11,931,469      26,744,597      31,229,264
(26,825,529)    (24,029,305)    (13,384,289)     (8,130,947)     (4,835,582)     (3,078,766)     (9,294,537)     (6,546,427)

(66,065,398)    (76,821,150)     (3,345,774)    (35,811,830)     (9,269,629)     (3,359,104)       (520,747)     (1,254,022)
----------------------------    ----------------------------     ----------------------------   ----------------------------
307,144,232     372,176,780     158,568,077     146,888,390      48,181,776      49,616,245     127,031,428     110,102,115
----------------------------    ----------------------------     ----------------------------   ----------------------------


  2,084,490            --         6,367,461       4,494,005       4,060,325       2,949,044       7,578,682       3,682,809
    221,612         146,063         700,655         998,121         154,459         890,621         460,645       2,771,260
    (73,075)        (22,668)     (5,503,925)         (4,797)     (3,802,161)         (1,180)     (6,244,531)        (14,424)

  1,970,064       1,961,095       8,335,626         880,132       4,223,808         221,840       8,383,197       1,139,037
----------------------------    ----------------------------     ----------------------------   ----------------------------
  4,203,091       2,084,490       9,899,817       6,367,461       4,636,431       4,060,325      10,177,993       7,578,682
----------------------------    ----------------------------     ----------------------------   ----------------------------


 19,529,937            --         2,230,357           3,163       3,874,406             883       1,466,945           7,820
  3,386,658      26,021,323         780,176       2,034,695         982,614       3,873,523         411,531       1,729,182
 (1,825,284)     (1,504,459)       (205,564)       (127,566)       (518,869)           --          (199,090)        (19,243)

 (1,592,137)     (4,986,927)        (71,736)        320,065        (465,738)           --           145,741        (250,814)
----------------------------    ----------------------------     ----------------------------   ----------------------------
 19,499,174      19,529,937       2,733,233       2,230,357       3,872,413       3,874,406       1,825,127       1,466,945
----------------------------    ----------------------------     ----------------------------   ----------------------------

330,846,497     393,791,207     171,201,127     155,486,208      56,690,620      57,550,976     139,034,548     119,147,742
============================    ============================     ============================   ============================

================================================================================
 58                 NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)



                                                                             Vanguard                        Vanguard
                                                                         Windsor II Fund                 Wellington Fund
                                                                           Division 24                     Division 25
                                                                   ----------------------------    ----------------------------
                                                                      For the        For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    426,529,299     372,737,595     328,701,408     253,840,498
Accumulation units for purchase payments received .............     93,138,387     100,997,211      81,385,567      77,532,594
Decrease for surrendered contracts ............................    (34,209,465)    (21,916,141)    (27,813,731)    (17,914,772)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................   (107,440,906)    (25,289,366)    (87,834,418)     15,243,088
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................    378,017,315     426,529,299     294,438,826     328,701,408
                                                                   ---------------------------     ---------------------------
ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     20,846,053      13,800,156      28,195,817      19,636,072
Accumulation units for purchase payments received .............        966,961       6,123,454         864,417       7,575,292
Decrease for surrendered contracts ............................    (19,871,196)         (2,842)    (26,926,085)        (12,079)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     22,228,050         925,285      27,551,693         996,532
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     24,169,868      20,846,053      29,685,842      28,195,817
                                                                   ---------------------------     ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     18,903,967          29,953      13,813,418           9,214
Accumulation units for purchase payments received .............      5,241,844      15,634,457       3,359,842      11,129,037
Decrease for surrendered contracts ............................     (1,200,185)       (444,384)       (962,300)       (220,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     (4,325,963)      3,683,941      (2,468,270)      2,896,098
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     18,619,663      18,903,967      13,742,690      13,813,418
                                                                   ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    420,806,846     466,279,319     337,867,358     370,710,643
                                                                   ===========================     ===========================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                               NOTES TO FINANCIAL STATEMENTS                 59
================================================================================

                                             Putnam
            Putnam                   OTC & Emerging Growth                   Putnam                    Neuberger & Berman
New Opportunities Fund - Class A         Fund - Class A             Global Growth Fund, Class A        Guardian Trust Fund
           Division 26                     Division 27                     Division 28                   Division 29/(1)/
--------------------------------  -----------------------------    ----------------------------    -----------------------------
    For the          For the          For the         For the         For the         For the         For the          For the
  Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2000             1999             2000            1999            2000            1999            2000             1999
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  386,064,440     280,523,297      170,725,977     129,463,792     181,916,991     101,468,260      40,241,067      45,261,146
  106,607,277      76,168,935       73,330,854      22,401,108      67,680,261      35,854,841       6,749,189       8,352,744
  (32,579,897)    (14,558,724)     (17,441,497)     (3,370,087)    (15,526,970)     (5,678,042)     (2,962,898)     (2,553,872)

   69,516,775      43,930,932      101,523,710      22,231,164      59,920,360      50,271,932     (44,027,358)    (10,818,951)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  529,608,595     386,064,440      328,139,044     170,725,977     293,990,642     181,916,991              --      40,241,067
--------------------------------  -----------------------------    ----------------------------    -----------------------------

   19,231,737      10,725,927        6,570,152       3,092,839      11,313,375       6,153,771       1,406,229       1,012,671
    3,344,601       7,328,857        2,105,776       2,711,990       2,244,214       4,555,014          76,022         273,728
  (18,073,726)        (13,984)      (5,952,029)         (3,563)    (10,549,015)         (4,108)     (1,263,310)             --

   32,880,539       1,190,937       18,184,261         768,886      20,560,348         608,698        (218,941)        119,830
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   37,383,151      19,231,737       20,908,160       6,570,152      23,568,922      11,313,375              --       1,406,229
--------------------------------  -----------------------------    ----------------------------    -----------------------------


   21,386,431          10,797        1,605,024           3,073       7,494,551           5,761         112,799             253
    8,218,739      12,665,925          805,979       3,590,711       3,165,071       4,604,648             223         196,982
   (1,881,191)       (471,513)        (265,893)     (2,923,259)       (816,456)       (128,409)        (17,631)         (1,071)

    5,631,970       9,181,222        1,198,780         934,499       2,289,456       3,012,551         (95,391)        (83,365)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   33,355,949      21,386,431        3,343,890       1,605,024      12,132,622       7,494,551              --         112,799
--------------------------------  -----------------------------    ----------------------------    -----------------------------

  600,347,695     426,682,608      352,391,094     178,901,153     329,692,186     200,724,917              --      41,760,095
================================  =============================    ============================    =============================

================================================================================
 60                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                         NAF VPS I
                                                                          Founders                          American
                                                                     Large Cap Growth Fund             Century Ultra Fund
                                                                          Division 30                      Division 31
                                                                  -----------------------------   ------------------------------
                                                                    For the          For the        For the           For the
                                                                   Year Ended       Year Ended     Year Ended        Year Ended
                                                                  December 31,     December 31,   December 31,      December 31,
                                                                      2000            1999            2000            1999
                                                                  -----------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    357,129,398     250,777,959     411,119,880     209,221,513
Accumulation units for purchase payments received .............     92,326,749      76,672,387     135,222,074      97,039,857
Decrease for surrendered contracts ............................    (31,725,586)    (14,231,254)    (31,212,556)    (15,080,667)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     (2,762,592)     43,910,306      36,661,985     119,939,177
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................    414,967,969     357,129,398     551,791,383     411,119,880
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     16,160,159       7,720,189      20,827,045       8,116,612
Accumulation units for purchase payments received .............      1,938,357       7,424,730       3,706,636      11,159,706
Decrease for surrendered contracts ............................    (15,053,007)         (2,035)    (18,874,923)        (18,655)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     24,394,266       1,017,275      32,395,071       1,569,382
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     27,439,775      16,160,159      38,053,829      20,827,045
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     23,525,351          12,861       1,613,349          23,002
Accumulation units for purchase payments received .............      7,465,026      16,671,985          82,447       1,680,150
Decrease for surrendered contracts ............................     (1,882,670)       (406,753)       (697,579)        (31,837)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................      1,087,813       7,247,258         896,530         (57,966)
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     30,195,520      23,525,351       1,894,747       1,613,349
                                                                  ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    472,603,264     396,814,908     591,739,959     433,560,274
                                                                  ============================    ============================



/(1)/ Fund was no longer offered as of December 8, 2000.

________________________________________________________________________________

================================================================================
                  NOTES TO FINANCIAL STATEMENTS                              61
================================================================================


                                                                                                         NAF VPS II
          Templeton                            NAF VPS I                American General                 J.P. Morgan
        Foreign Fund                 International Growth Fund      International Value Fund        Small Cap Growth Fund
         Division 32                       Division 33                   Division 34/(1)/                 Division 35
-----------------------------     -----------------------------    ---------------------------   -----------------------------
  For the           For the          For the         For the          For the        For the       For the          For the
Year Ended        Year Ended       Year Ended       Year Ended      Year Ended     Year Ended     Year Ended       Year Ended
December 31,     December 31,     December 31,     December 31,    December 31,   December 31,   December 31,     December 31,
    2000             1999             2000             1999            2000            1999          2000             1999
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 219,168,378     198,626,023         167,387              --         337,242              --         298,665              --
  46,257,237      41,754,678         543,251         198,944         422,792         195,630         806,648         266,595
 (19,244,544)     (9,772,500)         (5,084)        (22,765)        (26,123)        (11,967)        (50,946)        (18,572)

 (27,188,239)    (11,439,823)      3,231,709          (8,792)       (733,911)        153,579       1,770,788          50,642
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 218,992,832     219,168,378       3,937,263         167,387              --         337,242       2,825,155         298,665
-----------------------------     -----------------------------    ---------------------------   -----------------------------


   8,660,425       5,437,288           5,641              --         177,255              --         119,661              --
     509,226       2,444,648          76,209           1,572          61,331         155,572         133,073         119,537
  (8,035,356)         (1,641)             --              --              --          (4,283)        (13,939)             --

  12,061,226         780,130         761,036           4,069        (238,586)         25,966         237,852             124
----------------------------      -----------------------------    ---------------------------   -----------------------------
  13,195,521       8,660,425         842,886           5,641              --         177,255         476,647         119,661
----------------------------      -----------------------------    ---------------------------   -----------------------------


     503,020           2,605         329,526              --          72,570              --       2,975,505              --
       3,554         689,055         273,996         148,906          59,319          39,348       1,631,517       1,332,705
     (46,555)       (109,252)        (40,470)         (9,299)         (7,503)             --        (331,217)        (64,853)

     (25,565)        (79,388)        453,543         189,919        (124,386)         33,222       2,123,828       1,707,653
----------------------------      -----------------------------    ---------------------------   -----------------------------
     434,454         503,020       1,016,595         329,526              --          72,570       6,399,633       2,975,505
----------------------------      -----------------------------    ---------------------------   -----------------------------

 232,622,807     228,331,823       5,796,744         502,554              --         587,067       9,701,435       3,393,831
============================      =============================    ===========================   =============================


________________________________________________________________________________

================================================================================
 62                      NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                    NAF VPS II
                                                                        NAF VPS II                    INVESCO
                                                                    Small Cap Value Fund         MidCap Growth Fund
                                                                         Division 36                 Division 37
                                                                  --------------------------  ---------------------------
                                                                    For the       For the       For the        For the
                                                                   Year Ended    Year Ended    Year Ended     Year Ended
                                                                  December 31,  December 31,  December 31,   December 31,
                                                                      2000           1999         2000          1999
                                                                  --------------------------  ---------------------------
STANDARD UNITS
Accumulation units at beginning of period......................      166,013            --       477,094            --
Accumulation units for purchase payments received..............       99,577       165,714       648,033       480,526
Decrease for surrendered contracts.............................       (4,853)      (12,171)      (28,383)      (18,934)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................    1,954,458        12,470     2,257,846        15,502
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................    2,215,195       166,013     3,354,590       477,094
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................          232            --         1,244            --
Accumulation units for purchase payments received..............        1,022            --        83,710         1,039
Decrease for surrendered contracts.............................           --            --            --            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       86,291           232       569,577           205
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................       87,545           232       654,531         1,244
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................       80,739            --       393,589            --
Accumulation units for purchase payments received..............       38,162        41,191       151,662       320,282
Decrease for surrendered contracts.............................      (10,412)           --       (20,596)       (5,225)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       43,631        39,548       167,820        78,532
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................      152,120        80,739       692,475       393,589
                                                                  --------------------------  ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    2,454,860       246,984     4,701,596       871,927
                                                                  ==========================  ===========================

--------------------------------------------------------------------------------

================================================================================
                     NOTES TO FINANCIAL STATEMENTS                           63
================================================================================

         NAF VPS II                   NAF VPS II                     NAF VPS II
      Neuberger Berman               Goldman Sachs                  State Street                 NAF VPS II AG
      MidCap Value Fund           Large Cap Growth Fund         Large Cap Value Fund       Socially Responsible Fund
         Division 38                  Division 39                    Division 40                  Division 41
-----------------------------  ---------------------------   ---------------------------  ----------------------------
  For the          For the       For the        For the        For the        For the       For the         For the
 Year Ended       Year Ended    Year Ended     Year Ended     Year Ended     Year Ended    Year Ended      Year Ended
December 31,     December 31,  December 31,   December 31,   December 31,   December 31,  December 31,    December 31,
   2000              1999          2000          1999            2000           1999          2000           1999
-----------------------------  ---------------------------   ---------------------------  ----------------------------
    223,437              --       519,825              --       216,072             --        282,396              --
    394,277          97,398       814,906         501,180       396,276        194,043        282,703         247,965
    (34,750)        (13,765)      (41,449)        (30,451)      (13,625)       (20,511)       (16,998)        (20,764)

  5,791,434         139,804       897,748          49,096       533,811         42,540        273,657          55,195
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  6,374,398         223,437     2,191,030         519,825     1,132,534        216,072        821,758         282,396
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


    142,103              --        95,862              --           221             --        106,148              --
     28,570         151,387       187,151          95,397        14,986            221        147,487          75,719
     (7,060)         (6,744)      (13,587)             --            --             --        (11,847)             --

    523,775          (2,540)      165,990             465       118,483             --      1,049,233          30,429
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
    687,388         142,103       435,416          95,862       133,690            221      1,291,021         106,148
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


  1,116,041              --     9,513,851              --       287,197             --      2,715,174              --
    568,050         733,504     3,381,439       6,582,201       143,250        245,424        932,467       1,831,726
   (121,633)         (7,504)     (817,741)       (200,576)      (18,802)        (8,531)      (307,233)        (14,451)

  1,136,322         390,041       486,238       3,132,226       (67,677)        50,304       (544,440)        897,899
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  2,698,780       1,116,041    12,563,787       9,513,851       343,968        287,197      2,795,968       2,715,174
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------

  9,760,566       1,481,581    15,190,233      10,129,538     1,610,192        503,490      4,908,747       3,103,718
============     ============  ===========    ============   ===========    ============  ============    ============

--------------------------------------------------------------------------------

================================================================================
64                       NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ---------------------------     --------------------------
                                                                      For the         For the         For the        For the
                                                                     Year Ended      Year Ended      Year Ended     Year Ended
                                                                    December 31,    December 31,    December 31,   December 31,
                                                                        2000            1999            2000           1999
                                                                    ---------------------------     --------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................         461,870              --         188,580             --
Accumulation units for purchase payments received .............         236,975         328,741         176,839        189,510
Decrease for surrendered contracts ............................         (36,186)        (14,349)        (18,426)       (28,063)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (662,659)        147,478        (346,993)        27,133
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --         461,870              --        188,580
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................          38,339              --              --             --
Accumulation units for purchase payments received .............          19,404          38,240           2,359             --
Decrease for surrendered contracts ............................            (633)             --              --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................         (57,110)             99          (2,359)            --
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --          38,339              --             --
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       1,968,894              --         370,695             --
Accumulation units for purchase payments received .............         568,056         883,304          53,763        447,719
Decrease for surrendered contracts ............................        (128,471)        (44,206)        (34,676)        (1,569)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (2,408,479)      1,129,796        (389,782)       (75,455)
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --       1,968,894              --        370,695
                                                                    ---------------------------     --------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................              --       2,469,103              --        559,275
                                                                    ===========================     ==========================

(1) Fund was no longer offered as of December 8, 2000.

================================================================================
                       NOTES TO FINANCIAL STATEMENTS                          65
================================================================================

                                           NAF VPS I
       NAF VPS II AG 2                       Putnam                         NAF VPS I AG                          Janus
      Money Market Fund                 Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
         Division 44                        Division 45                      Division 46                       Division 47
----------------------------    -------------------------------     -------------------------------    ---------------------------
   For the         For the      For the Period        For the       For the Period       For the        For the          For the
 Year Ended       Year Ended     Oct. 2, 2000 to     Year Ended     Oct. 2, 2000 to     Year Ended     Year Ended       Year Ended
December 31,     December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,
    2000             1999              2000             1999              2000              1999           2000            1999
----------------------------    -------------------------------     -------------------------------    ---------------------------
  4,089,393               --                --               --                  --              --             --              --
  6,120,524        4,363,951            35,602               --              29,025              --         27,710              --
 (1,277,388)        (214,808)              (14)              --                (225)             --           (142)             --

  5,952,580          (59,750)           73,303               --           4,013,821              --      2,437,773              --
----------------------------    -------------------------------    --------------------------------     --------------------------
 14,885,109        4,089,393           108,891               --           4,042,621              --      2,465,341              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


  1,844,830               --                --               --                  --              --             --              --
  1,863,051        2,176,488                12               --               1,780              --            346              --
 (4,170,581)        (448,769)               --               --                  --              --             --              --

  9,323,073          117,111                --               --             214,962              --        103,271              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
  8,860,373        1,844,830                12               --             216,742              --        103,617              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


         --               --                --               --                  --              --             --              --
      1,274               --                --               --                 291              --            296              --
         --               --                --               --                  --              --             --              --

         --               --             4,289               --              69,252              --          1,939              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
      1,274               --             4,289               --              69,543              --          2,235              --
----------------------------    -------------------------------    --------------------------------    ---------------------------

 23,746,756        5,934,223           113,192               --           4,328,906              --      2,571,193              --
============================    ===============================     ===============================    ===========================

================================================================================
 66                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                           NAF VPS II AG                      NAF VPS II AG
                                                                Aggressive Growth Lifestyle Fund    Moderate Growth Lifestyle Fund
                                                                            Division 48                        Division 49
                                                                --------------------------------    -------------------------------
                                                                      For the         For the            For the          For the
                                                                    Year Ended      Year Ended         Year Ended       Year Ended
                                                                   December 31,    December 31,       December 31,     December 31,
                                                                       2000            1999               2000             1999
                                                                --------------------------------    -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................       139,443             --             215,575             --
Accumulation units for purchase payments received .............     1,664,029        147,977           1,789,733        225,445
Decrease for surrendered contracts ............................       (39,066)        (6,680)            (29,560)       (18,548)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     1,299,933         (1,854)          3,059,291          8,678
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     3,064,339        139,443           5,035,039        215,575
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................        46,149             --             213,355             --
Accumulation units for purchase payments received .............       114,060         46,603             131,170        203,596
Decrease for surrendered contracts ............................       (57,302)            --              (1,226)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       357,260           (454)            521,381          9,759
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................       460,167         46,149             864,680        213,355
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     1,674,512             --           3,491,046             --
Accumulation units for purchase payments received .............       700,417      1,701,141           1,530,398      3,648,403
Decrease for surrendered contracts ............................      (226,631)       (29,541)           (718,004)       (84,343)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (20,721)         2,912           2,287,199        (73,014)
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     2,127,577      1,674,512           6,590,639      3,491,046
                                                                --------------------------------    -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     5,652,083      1,860,104          12,490,358      3,919,976
                                                                ================================    ===============================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    67
================================================================================

        NAF VPS II AG
         Conservative                  T.Rowe Price                    Vanguard                        Vanguard
     Growth Lifestyle Fund             Small Cap Fund           LifeStrategy Growth Fund   LifeStrategy Moderate Growth Fund
          Division 50                 Division 51/(1)/                Division 52                     Division 53
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    For the          For the       For the        For the       For the         For the         For the        For the
  Year Ended       Year Ended    Year Ended     Year Ended    Year Ended      Year Ended      Year Ended     Year Ended
 December 31,     December 31,  December 31,   December 31,  December 31,    December 31,    December 31,   December 31,
     2000             1999          2000           1999          2000            1999            2000           1999
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    203,221             --        821,977            122      1,591,689             --        1,354,406             --
    456,953        187,252        766,767        909,686      2,926,616      1,727,501        1,814,631      1,428,218
    (55,639)        (1,184)      (872,143)       (38,708)      (852,977)       (31,253)        (807,271)       (34,523)

  2,558,479         17,153       (716,601)       (49,123)     3,629,642       (104,559)         981,238        (39,289)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  3,163,014        203,221             --        821,977      7,294,970      1,591,689        3,343,004      1,354,406
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


    246,969             --        249,245             --      1,468,333             --        2,152,244             --
    307,034        247,439         91,146        216,184        804,697      1,425,863          774,183      2,411,164
     (5,320)            --        (25,656)       (28,286)      (107,768)       (27,169)        (161,108)      (114,984)

    186,420           (470)      (314,735)        61,347        102,093         69,639          122,639       (143,936)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    735,103        246,969             --        249,245      2,267,355      1,468,333        2,887,958      2,152,244
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


  1,160,286             --      5,672,360             --     15,310,158             --       22,135,061             --
    504,840      1,220,102      2,005,181      4,302,819      7,365,530      9,924,109       10,602,156     17,865,681
   (230,917)       (40,683)      (394,780)      (102,611)    (1,659,282)      (102,684)      (2,464,768)      (431,210)

     97,501        (19,133)    (7,282,761)     1,472,152       (256,185)     5,488,733       (1,313,928)     4,700,590
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  1,531,710      1,160,286             --      5,672,360     20,760,221     15,310,158       28,958,521     22,135,061
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------

  5,429,827      1,610,476             --      6,743,582     30,322,546     18,370,180       35,189,483     25,641,711
 ============================== ===========================  ============================  =================================

================================================================================
 68                             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          Vanguard
                                                                        LifeStrategy                     Evergreen
                                                                  Conservative Growth Fund      Small Cap Value Fund, Class A
                                                                        Division 54                     Division 55
                                                                 ----------------------------   -------------------------------
                                                                    For the        For the         For the     For the Period
                                                                   Year Ended     Year Ended      Year Ended  Jan. 4, 1999 to
                                                                  December 31,   December 31,    December 31,   December 31,
                                                                     2000           1999            2000           1999
                                                                 ----------------------------   -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................      554,101            --             244           --
Accumulation units for purchase payments received .............      639,109       586,097         158,457          244
Decrease for surrendered contracts ............................     (269,759)      (19,952)           (129)          --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      508,279       (12,044)        555,922           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    1,431,730       554,101         714,494          244
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      375,819            --              --           --
Accumulation units for purchase payments received .............      170,916       427,401             462           --
Decrease for surrendered contracts ............................      (52,586)      (37,236)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (11,642)      (14,346)          9,505           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................      482,507       375,819           9,967           --
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................    3,665,491            --              --           --
Accumulation units for purchase payments received .............    1,868,529     2,207,564             743           --
Decrease for surrendered contracts ............................     (572,830)     (105,249)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     (352,514)    1,563,176             605           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    4,608,676     3,665,491           1,348           --
                                                                 ----------------------------   -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    6,522,913     4,595,411         725,809          244
                                                                 ============================   ===============================

--------------------------------------------------------------------------------

================================================================================
                                NOTES TO FINANCIAL STATEMENTS               69
================================================================================

           Evergreen
   Growth and Income Fund,                Evergreen                         NAF VPS II AG                      NAF VPS II AG
           Class A                   Value Fund, Class A                    Core Bond Fund                  Strategic Bond Fund
         Division 56                     Division 57                          Division 58                       Division 59
------------------------------   -------------------------------   -------------------------------   ------------------------------
  For the      For the Period        For the    For the Period          For the         For the          For the         For the
Year Ended     Jan. 4, 1999 to     Year Ended   Jan. 4, 1999 to       Year Ended       Year Ended       Year Ended      Year Ended
December 31,     December 31,      December 31,  December 31,        December 31,     December 31,     December 31,    December 31,
   2000             1999              2000           1999               2000              1999            2000             1999
------------------------------   -------------------------------   -------------------------------   ------------------------------
       175              --           4,240              --                54,349             --          2,324              --
    35,934           5,458          59,835           4,240                65,379         52,047         59,787           2,449
       (29)             --          (3,204)             --                (2,713)            (8)            (9)           (125)

    95,391          (5,283)        219,019              --               697,270          2,310        150,470              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
   131,471             175         279,890           4,240               814,285         54,349        212,572           2,324
------------------------------   -------------------------------   -------------------------------   ------------------------------


     5,326              --              --              --                10,700             --             --              --
     1,642              52             516              --                   937         10,700            936              --
        --              --              --              --                    --             --             --              --

     3,286           5,274          27,206              --                 6,175             --             --              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
    10,254           5,326          27,722              --                17,812         10,700            936              --
------------------------------   -------------------------------   -------------------------------   ------------------------------

        --              --              --              --                    --             --         33,066              --
       126              --              --              --                 1,856             --         22,184          29,235
        --              --              --              --                    --             --           (355)             --

        44              --              --              --               297,475             --         93,450           3,831
------------------------------   -------------------------------   -------------------------------   ------------------------------
       170              --              --              --               299,331             --        148,345          33,066
------------------------------   -------------------------------   -------------------------------   ------------------------------

   141,895           5,501         307,612           4,240             1,131,428         65,049        361,853          35,390
==============================   ===============================   ===============================   ==============================

--------------------------------------------------------------------------------

================================================================================
70                       NOTES TO FINANCIAL STATEMENTS
================================================================================

   Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS II AG                         Janus
                                                                       High Yield Bond Fund                      Fund
                                                                           Division 60                        Division 61
                                                                ------------------------------   ----------------------------------
                                                                      For the      For the          For the Period      For the
                                                                    Year Ended    Year Ended       Dec. 8, 2000 to     Year Ended
                                                                   December 31,  December 31,        December 31,      December 31,
                                                                       2000          1999                2000              1999
                                                                 -----------------------------   ----------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................     136,423            --                 --                 --
Accumulation units for purchase payments received...............     138,566       161,380             32,863                 --
Decrease for surrendered contracts..............................      (6,876)       (1,372)              (662)                --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................     162,896       (23,585)         3,508,910                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................     431,009       136,423          3,541,111                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................       2,397          --                   --                 --
Accumulation units for purchase payments received...............      19,120         1,926              2,154                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................      22,874           471            136,180                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................      44,391         2,397            138,334                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................         410          --                   --                 --
Accumulation units for purchase payments received...............          --          --                  534                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................        (410)          410              1,644                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................          --           410              2,178                 --
                                                                 -------------------------       -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................     475,400       139,230          3,681,623                 --
                                                                 =========================       ===============================

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        71
================================================================================

                INVESCO                     Small Company Growth Fund -             MAS                          Evergreen
 Blue Chip Growth Fund - Investor Class             Common Class            Mid Cap Growth Portfolio    Special Equity Fund, Class A
             Division 62                             Division 63                  Division 64                    Division 65
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 For the Period      For the              For the Period     For the     For the Period    For the     For the Period      For the
 Dec. 8, 2000 to    Year Ended            Dec. 8, 2000 to  Year Ended   Dec. 8. 2000 to   Year Ended   Dec. 8, 2000 to   Year Ended
  December 31,     December 31,            December 31,    December 31,   December 31,   December 31,    December 31,   December 31,
      2000            1999                     2000           1999           2000            1999          2000             1999
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
        --                   --                    --              --              --            --             --               -
     9,468                   --                17,924              --           4,043            --          4,990               -
       (72)                  --                   (62)             --            (379)           --            (28)              -

 1,078,766                   --               464,868              --         644,194            --        138,849               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 1,088,162                   --               482,730              --         647,858            --        143,811               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       260                   --                 1,613              --              98            --             --               -
        --                   --                    --              --              --            --             --               -

    21,336                   --                 7,004              --           2,580            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
    21,596                   --                 8,617              --           2,678            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       419                   --                    --              --              24            --            268               -
        --                   --                    --              --              --            --             --               -

     1,934                   --                    --              --              --            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
     2,353                   --                    --              --              24            --            268               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------

 1,112,111                   --               491,347              --         650,560            --        144,079               -
=======================================  ============================== ============================= ==============================

================================================================================
 72                        NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                               Sit                             Sit
                                                                       Small Cap Growth Fund            Mid Cap Growth Fund
                                                                             Division 66                    Division 67
                                                                   -----------------------------  -------------------------------
                                                                     For the Period   For the      For the Period       For the
                                                                    Dec. 8, 2000 to  Year Ended   Dec. 8, 2000 to     Year Ended
                                                                     December 31,   December 31,    December 31,     December 31,
                                                                         2000          1999             2000             1999
                                                                   -----------------------------  -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............           5,602         --              6,461              --
Decrease for surrendered contracts ............................             (29)        --                (39)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................         517,933         --            269,501              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................         523,506         --            275,923              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............             276         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................           3,047         --                346              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................           3,323         --                346              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............              --         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................             425         --                 --              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................             425         --                 --              --
                                                                   -----------------------------  -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................         527,254         --            276,269              --
                                                                   =============================  ===============================

================================================================================
                        NOTES TO FINANCIAL STATEMENTS                        73
================================================================================

                Ariel                  Ariel Appreciation                      Lou Holland                        Dreyfus
                Fund                            Fund                           Growth Fund                   Basic GNMA Fund
             Division 68                    Division 69                         Division 70                     Division 71
-------------------------------   ------------------------------    ------------------------------  -------------------------------
For the Period       For the      For the Period      For the       For the Period       For the    For the Period        For the
Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended   Dec. 8, 2000 to     Year Ended
 December 31,      December 31,    December 31,     December 31,     December 31,     December 31,    December 31,     December 31,
     2000              1999            2000             1999             2000             1999            2000            1999
-------------------------------   ------------------------------    ------------------------------  -------------------------------
            --             --                  --            --                  --            --                --             --
        (9,521)            --             (11,021)           --               2,685            --               580             --
           (12)            --                (466)           --                 (16)           --               (24)            --

       168,770             --             208,428            --             154,210            --           733,475             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
       159,237             --             196,941            --             156,879            --           734,031             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  24            --                --             --
            --             --                  --            --                  --            --                --             --

           364             --                  32            --                  --            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           364             --                  32            --                  24            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --

           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------

       159,729             --             197,092            --             157,207            --           856,074             --
===============================   ==============================    ==============================  ===============================

================================================================================
74                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                  NAF VPS I                     NAF VPS I
                                                                                T. Rowe Price                 T. Rowe Price
                                                                           Blue Chip Growth Fund          Health Sciences Fund
                                                                                 Division 72                   Division 73
                                                                   -------------------------------   ------------------------------
                                                                   For the Period        For the      For the Period      For the
                                                                   Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended
                                                                    December 31,      December 31,     December 31,    December 31,
                                                                        2000              1999              2000            1999
                                                                   -------------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............            7,874             --           34,683              --
Decrease for surrendered contracts..............................              (68)                         (1,273)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................        1,329,161             --        3,365,480              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................        1,336,967             --        3,398,890              --
                                                                   -------------------------------   ------------------------------


ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............              134             --            1,315              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................            2,440             --           58,826              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................            2,574             --           60,141              --
                                                                   -------------------------------   ------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............               89             --              640              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................           19,404             --           36,198              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................           19,493             --           36,838              --
                                                                   -------------------------------   ------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................        1,359,034             --        3,495,869              --
                                                                   ===============================   ==============================

                           The Variable Annuity Life Insurance Company is a member of American General Financial Group. American General Financial Group is the marketing name for American General Corporation and its subsidiaries.

                                              PRINTED MATTER

                      Printed in U.S.A.              VA 2620-1 REV 5/01

                     The Variable Annuity Life Insurance Company, Houston, Texas





                                                                  Recycled Paper

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                        UNITS OF INTEREST UNDER GROUP AND

                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS


                        INDEPENDENCE PLUS CONTRACT SERIES


                       STATEMENT OF ADDITIONAL INFORMATION


                                 FORM N-4 PART B

                                   MAY 1, 2001



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the Prospectus for the Independence Plus Contract Series* dated May 1, 2001 ("Contracts") and should be read in conjunction with the Prospectus. The terms used in this SAI have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company") at 2929 Allen Parkway, Houston, Texas 77019 or 1-800-448-2542. Prospectuses are also available on the internet at www.valic.com.






















------------------
(* The Independence Plus Contract Series is composed of Contract Forms UIT-585-96 and UITG-585-96.)

                                                      TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
General Information.........................................................................................      3
     Marketing Information..................................................................................      3
     Types of Variable Annuity Contracts....................................................................      3
Federal Tax Matters.........................................................................................      3
     General................................................................................................      3
     Taxes Payable by Participants and Annuitants...........................................................      4
     Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or
         Public Educational Institutions....................................................................      4
     Section 401 Qualified Pension, Profit-Sharing or Annuity Plans.........................................      5
     Section 408(b) Individual Retirement Annuities (other than Roth IRAs)..................................      5
     Simplified Employee Pension Plans......................................................................      6
     Section 457 Deferred Compensation Plans of Public Employers and Tax-Exempt Organizations...............      7
     Private Employer Unfunded Deferred Compensation Plans..................................................      8
     Non-Qualified Contracts................................................................................      8
     Fund Diversification...................................................................................      9
Exchange Privilege..........................................................................................      9
     Exchanges from Independence Plus Contracts.............................................................      9
     Exchanges from V-Plan Contracts........................................................................     10
     Exchanges from SA-1 and SA-2 Contracts.................................................................     11
     Exchanges from Impact Contracts........................................................................     13
     Exchanges from Compounder Contracts....................................................................     14
     Information which may be Applicable to any Exchange....................................................     14
Calculation of Surrender Charge.............................................................................     15
     Illustration of Surrender Charge on Total Surrender....................................................     15
     Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender...............     16
Purchase Unit Value.........................................................................................     17
     Illustration of Calculation of Purchase Unit Value.....................................................     17
     Illustration of Purchase of Purchase Units.............................................................     17
Performance Calculations....................................................................................     17
Money Market Division Yields................................................................................     17
     Calculation of Current Yield for Money Market Division Six.............................................     17
     Illustration of Calculation of Current Yield Money Market Division Six.................................     17
     Calculation of Effective Yield for Money Market Division Six...........................................     17
     Illustration of Calculation of Effective Yield for Money Market Division Six...........................     18
Standardized Yield for Divisions Seven, Eight and Thirteen..................................................     18
     Calculation of Standardized Yield for Divisions Seven, Eight and Thirteen..............................     18
     Illustration of Calculation of Standardized Yield for Divisions Seven, Eight and Thirteen..............     18
Calculation of Average Annual Total Return..................................................................     19
Performance Information.....................................................................................     20
Payout Payments.............................................................................................     24
     Assumed Investment Rate................................................................................     24
     Amount of Payout Payments..............................................................................     24
     Payout Unit Value......................................................................................     25
     Illustration of Calculation of Payout Unit Value.......................................................     25
     Illustration of Payout Payments........................................................................     25
Distribution of Variable Annuity Contracts..................................................................     26
Experts.....................................................................................................     26
Comments on Financial Statements............................................................................     26

                               GENERAL INFORMATION

MARKETING INFORMATION


         The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.



         The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.


         From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz.


         When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper"), The Variable Annuity Research and Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes, the performance of these indexes over time, and the performance of different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds versus actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


TYPES OF VARIABLE ANNUITY CONTRACTS


         Flexible payment deferred annuity Contracts are offered in connection with the Prospectus to which this SAI relates.


         Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first Payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

         The Contracts are non-participating and will not share in any of the profits of the Company.

                               FEDERAL TAX MATTERS

GENERAL

         MAJOR CHANGES IN FEDERAL INCOME TAX LAWS IN THE PAST SEVERAL YEARS MAY AFFECT THE TAX TREATMENT OF INVESTMENTS IN THE CONTRACTS. IT IS NOT FEASIBLE TO COMMENT ON ALL OF THESE CHANGES, AND CONTRACT OWNERS SHOULD CONSULT A QUALIFIED TAX ADVISOR FOR MORE COMPLETE INFORMATION. CONTRACT OWNERS SHOULD ALSO BE AWARE THAT FUTURE LEGISLATION MAY CHANGE SOME OF THE RULES DISCUSSED IN THE FOLLOWING MATERIALS.

TAXES PAYABLE BY PARTICIPANTS AND ANNUITANTS

         The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

         Annuity payments or other amounts received under all Contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all Contracts may be subject to state income tax withholding requirements.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

         PURCHASE PAYMENTS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


         An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and
1999); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $35,000 ($30,000 before 2001); approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


         TAXATION OF DISTRIBUTIONS. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.

         Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions for medical expenses, to the extent deductible.

         REQUIRED DISTRIBUTIONS. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant

(or joint life expectancy of the Participant and Beneficiary). Following the death of the Participant, the distribution requirements are generally the same as those described with respect to Non-Qualified Contracts. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to a joint Annuitant if a Participant's spouse is the joint Annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         TAX-FREE TRANSFERS AND ROLLOVERS. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax-free between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax-free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

         PURCHASE PAYMENTS. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for Federal income tax purposes. Payments made by an employee generally are made on an after-tax basis unless they are made on a pre-tax basis by reason of sections 401(k) or 414(h) of the Code.

         TAXATION OF DISTRIBUTIONS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract"). However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.

         REQUIRED DISTRIBUTIONS. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

         TAX-FREE ROLLOVERS. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a) may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 408(b) INDIVIDUAL RETIREMENT ANNUITIES (OTHER THAN ROTH IRAS)

         408(b) INDIVIDUAL RETIREMENT ANNUITIES ("408(b) IRAS").Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:

(i) are not active participants in another retirement plan, and are not married;

(ii) are not active participants in another retirement plan, are married, and either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000;


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $32,000 or less ($31,000 for 1999, $30,000 for 1998, $25,000 or less prior to 1998; adjusted upward for inflation after 1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $52,000 or less ($51,000 for 1999, $50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after 1998).

         Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

         You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

(i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii)     your applicable IRA deduction limit.

         You may also make unlimited contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

         TAXATION OF DISTRIBUTIONS. Distributions from IRA Contracts are taxed as ordinary income to the recipient. In addition, a 10% penalty tax will be imposed on taxable distributions received before the year in which the recipient attains age 59 1/2, except that distributions made on account of certain events, including death, disability or in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), or for certain medical, higher education or first-time homeowner expenses, or health care premiums are not subject to the penalty tax.

         REQUIRED DISTRIBUTIONS. The minimum distribution requirements for IRA Contracts are generally the same as described with respect to Section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements and in all events such distributions must commence no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2.

         TAX-FREE ROLLOVERS. Federal law permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, or annuity plan, or a Section 403(b) annuity Contract, to an IRA Contract under certain conditions. Amounts accumulated under such a rollover IRA generally may subsequently be rolled over on a tax-free basis to another such plan or Section 403(b) annuity Contract. In addition, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve-month period. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

SIMPLIFIED EMPLOYEE PENSION PLANS


         PURCHASE PAYMENTS. Under section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan ("SEP"). Employer contributions under a SEP, which generally must be made at a rate representing a uniform percent of the compensation of participating employees, are excluded from the gross income of employees for federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $35,000 ($30,000 before 2001) or 15% of an employee's compensation for plan years beginning after December 31, 1993.

         SALARY REDUCTION SEPS. Federal tax law allows employees of certain small employers to have contributions made to the SEP on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,500 ($10,000 in 1999 and 1998, $9,500 prior to 1998), indexed for inflation in later years. Employees of tax-exempt organizations are not eligible for this type of SEP. No new salary reduction SEPs may be established after 1996.

         TAXATION OF DISTRIBUTIONS. SEP distributions are subject to taxation in the same manner as other IRA distributions.

         REQUIRED DISTRIBUTIONS. SEP distributions are subject to the same minimum required distribution rules applicable to other IRAs.

         TAX-FREE ROLLOVERS. Funds may be rolled over tax-free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months.

SECTION 457 DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS

         PURCHASE PAYMENTS. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.


         This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,500 for 2001 (indexed for inflation) or 33 1/3% of the individual's includible compensation. Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes. During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.


         The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts were subject to the claims of the employer's creditors until January 1, 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.

         TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

         DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $5,000 for certain inactive Participants. These distributions are includible in the gross income of the individual in the year in which paid.

         REQUIRED DISTRIBUTIONS. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as those for qualified plans and section 403(b) annuity Contracts, except that no amounts are exempted from minimum distribution requirements.

         TAX-FREE TRANSFERS AND ROLLOVERS. Federal income tax law permits the tax-free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

         PURCHASE PAYMENTS. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

         Certain arrangements of nonprofit employers entered into prior to August 16, 1986 and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

         Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

         TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

         TAX-FREE TRANSFERS AND ROLLOVERS. Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

NON-QUALIFIED CONTRACTS

         PURCHASE PAYMENTS. Purchase Payments made under certain Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes ("Non-Qualified Contracts"). However, any increase in the Accumulation Value of a Non-Qualified Contract resulting from the investment performance of the Separate Account is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to Purchase Payments made to such Contracts after February 28, 1986.

         TAXATION OF DISTRIBUTIONS. In general, partial redemptions under a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract) that are not received as an annuity are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982, are taxed only after the Contract Owner has received all of his pre-August 14, 1982 "investment in the Contract" (Purchase Payments less any amounts previously received and excluded from gross income).

         In the case of a complete redemption of a Non-Qualified Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract.

         If a Contract Owner purchases two or more Contracts from the Company (or an affiliated company) within the same calendar year, after October 21, 1988 those Contracts are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who start receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the Contract on a tax-free basis, they generally are entitled to a deduction of the unrecovered amount on their final tax return.

         In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is: (1) made to a Beneficiary on or after death of the Contract Owner; (2) made upon the disability of the Contract Owner; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary; (4) made under an immediate annuity contract; or (5) allocable to Purchase Payments made prior to August 14, 1982.

         REQUIRED DISTRIBUTIONS. In contrast with the required distribution rules described above for Contracts purchased under employer-sponsored retirement programs, the Code does not require a Contract Owner under a Non-Qualified Contract to commence receiving distributions at any particular time during the Contract Owner's lifetime provided that the Contract Owner is a natural person, and generally does not limit the duration of annuity payments. However, upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract start within one year of the Contract Owner's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has started receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death.

         TAX-FREE EXCHANGES. Certain of the Non-Qualified single payment deferred annuity contracts permit the Contract Owner to exchange his contract for a new deferred annuity contract prior to the commencement of annuity payments. Under section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS.

FUND DIVERSIFICATION

         Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified Contract Owners.

         Each of the portfolios of the Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified Contracts.

         The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contract Owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

                               EXCHANGE PRIVILEGE


         In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director Plus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director Plus is provided below.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS
(UIT-585 AND UITG-585)

         SALES/SURRENDER CHARGES. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director Plus and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

         OTHER CHARGES. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of North American Funds Variable Product Series I ("NAFV I"). The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .26% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director Plus, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of North American Funds Variable Product Series II ("NAFV II") and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

         ANNUITY OPTIONS. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director Plus permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS
(IFA-582 AND GFA-582)

         SALES/SURRENDER CHARGES. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director Plus may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director Plus provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

         If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director Plus.

         OTHER CHARGES. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. There are no variable investment alternatives provided under V-Plan Contracts.

         ANNUITY OPTIONS. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director Plus, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director Plus does not provide for commutation. V-Plan Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)

         SALES/SURRENDER CHARGES. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus ("Exchanged Amount"). Purchase Payments made to Portfolio Director Plus, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

         OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of NAFV I, the North American-AG Stock Index Fund. This portfolio is managed by the Company for advisory fees at an annual rate of .26% of the portfolio's average daily net assets. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. Under Portfolio Director Plus Plus, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of NAFV II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

         ANNUITY OPTIONS. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director Plus. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director Plus does not provide this option. SA-1 and Portfolio Director Plus, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)

         SALES/SURRENDER CHARGES. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director Plus also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director Plus which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

         OTHER CHARGES. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of NAFV I. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from
 .26% to .50% of each respective portfolio's average daily net assets. Under Portfolio Director Plus, 64 divisions of VALIC Separate Account A are available, 21 of which invest in different investment portfolios of NAFV I, 15 of which invest in different portfolios of NAFV II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

         ANNUITY OPTIONS. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS
(C-1-75 AND IFA-78)

         SALES/SURRENDER CHARGES. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus. Purchase Payments made to Portfolio Director Plus, however, would be subject to the surrender charge under Portfolio Director Plus. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

         OTHER CHARGES. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus.

         INVESTMENT OPTIONS. There are no variable investment alternatives provided under Compounder Contracts.

         ANNUITY OPTIONS. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director Plus provides for a designated period of 5 and 30 years. Unlike Portfolio Director Plus, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO ANY EXCHANGE

         GUARANTEED ANNUITY RATES. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director Plus are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director Plus or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director Plus are set forth therein, and copies may be obtained from the Company.

         To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director Plus generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

         Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.



                         CALCULATION OF SURRENDER CHARGE

         The surrender charge is discussed in the Prospectus under "Fees and Charges--Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

                                     ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

EXAMPLE 1.

                                                     TRANSACTION HISTORY

DATE                                          TRANSACTION                                                        AMOUNT
10/1/94...........................     Purchase Payment                                                    $      10,000
10/1/95...........................     Purchase Payment                                                            5,000
10/1/96...........................     Purchase Payment                                                           15,000
10/1/97...........................     Purchase Payment                                                            2,000
10/1/98...........................     Purchase Payment                                                            3,000
10/1/99...........................     Purchase Payment                                                            4,000
12/31/99..........................     Total Purchase Payments (Assumes
                                        Account Value is $50,000)                                                 39,000

          Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 60 months of Purchase Payments

          1.   Surrender Charge against Purchase Payment of 10/1/94.......................................    $        0


                                       14


          2.   Surrender Charge against Purchase Payment of 10/1/95 (0.05 X $5,000).......................    $      250
          3.   Surrender Charge against Purchase Payment of 10/1/96 (0.05 X $15,000)......................    $      750
          4.   Surrender Charge against Purchase Payment of 10/1/97 (0.05 X $2,000).......................    $      100
          5.   Surrender Charge against Purchase Payment of 10/1/98 (0.05 X $3,000).......................    $      150
          6.   Surrender Charge against Purchase Payment of 10/1/99 (0.05 X $4,000).......................    $      200
               Surrender Charge based on Purchase Payments (1+2+3+4+5+6)..................................    $    1,450

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

               Account Value at time of surrender                        $       50,000
               Less 10% not subject to surrender charge                          -5,000
                                                                         --------------
          Subject to surrender charge                                            45,000
                                                                         X          .05
                                                                         --------------
          Surrender Charge based on Account Value                        $        2,250...................    $    2,250
          Surrender Charge is the lesser of a or b                                     ...................    $    1,450
                                                                                                              ----------


                  ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

EXAMPLE 2.

                                      TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

DATE                                          TRANSACTION                                                        AMOUNT

10/1/94...........................     Purchase Payment                                                    $       5,000
10/1/95...........................     Purchase Payment                                                           15,000
10/1/96...........................     Purchase Payment                                                            2,000
10/1/97...........................     Purchase Payment                                                            3,000
10/1/98...........................     Purchase Payment                                                            4,000
10/1/99...........................     Purchase Payment                                                           10,000
12/31/99..........................     10% Partial Surrender
                                        (Assumes Account Value is $39,000)                                         3,900
2/1/00............................     Full Surrender                                                             35,100

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

         10% of $39,000=$3,900 [no charge on this 10% withdrawal].

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000-$3,900=$35,100.

c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05=$1,755.

d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05)=$1,450.

                                                     PURCHASE UNIT VALUE

         The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of new Unit value and the purchase of Purchase Units (using hypothetical examples):

         EXAMPLE 3.

                                     ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE
1.       Purchase Unit value, beginning of period...............................................      $        1.800000
2.       Value of Fund share, beginning of period...............................................              21.200000
3.       Change in value of Fund share..........................................................                .500000
4.       Gross investment return (3) (division sign) (2)........................................                .023585
5.       Daily separate account fee.............................................................      $         .000027
                                                                                                      -----------------
6.       Net investment return (4)-(5)..........................................................                .023558
                                                                                                      -----------------
7.       Net investment factor 1.000000+(6).....................................................      $        1.023558
                                                                                                      -----------------
8.       Purchase Unit value, end of period (1) X (7)...........................................      $        1.842404
                                                                                                      -----------------

         EXAMPLE 4.

                         ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

1.       First Periodic Purchase Payment........................................................      $          100.00
2.       Purchase Unit value on effective date of purchase (see Example 3)......................      $        1.800000
3.       Number of Purchase Units purchased (1) (division sign) (2).............................                 55.556
4.       Purchase Unit value for valuation date following purchase (See Example 3)..............      $        1.842404
                                                                                                      -----------------
5.       Value of Purchase Units in account for valuation date following purchase (3) X (4).....      $          102.36
                                                                                                      -----------------


                            PERFORMANCE CALCULATIONS

                          MONEY MARKET DIVISION YIELDS

           CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX

                           7-DAY CURRENT YIELD: 5.09%


   ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR MONEY MARKET DIVISION SIX

         EXAMPLE 5.

         The current yield quotation above is based on the seven days ended December 31, 2000, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner Accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


          CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX

                          7-DAY EFFECTIVE YIELD: 5.22%

  ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR MONEY MARKET DIVISION SIX

         EXAMPLE 6.

         The effective yield quotation above is based on the seven days ended December 31, 2000, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


                                                                          365/7
                               EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1

                            STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN
                     CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN

                                                                                 DIV 7         DIV 8        DIV 13
                                                                                 -----         -----        ------
Standardized Yield....................................................             3.32%         3.83%           2.89%
                                                                            -----------    ----------     -----------


                ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD
                    FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN

EXAMPLE 7.

         The yield quotation based on a 30-day period ended December 31, 2000, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                6
                            YIELD=2 [( a-b + 1 ) -1]
                                       ---
                                       cd
         Where:

         a       =       net investment  income earned during the period by the
                         Fund  attributable to shares owned by the Division

         b       =       expenses accrued for the period (net of reimbursements)

         c       =       the average daily number of Purchase Units outstanding
                         during the period

         d       =       the maximum offering price per Purchase Unit on the
                         last day of the period

         Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

         Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2000, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                          n
                                 P (1 + T) =ERV

         Where:

         P       =        a hypothetical initial Purchase Payment of $1,000

         T       =        average annual total return

         n       =        number of years

         ERV     =        redeemable value at the end of the 1, 5, or 10 year
                          periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

         We may advertise standardized average annual total return which includes the surrender charge of up to 5% of Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or account maintenance fee.

         There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN, AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES



         The tables below present performance information for each of the VALIC Separate Account A Divisions available for this Contract. These performance results are not an estimate or guarantee of future investment performance and do not represent the actual experience of amounts invested by a particular participant. The information presented does not reflect the advantage under the Contracts of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments, nor does the information reflect the Qualified Contract advantage of deferring federal income tax on Purchase Payments. See "Federal Tax Matters" for more on tax deferral.

         Please note that the North American--AG MidCap Index Fund Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the MidCap Index Division changes its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures shown below for the MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991. Also, the North American--AG Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



                                                           TABLE I

                                                 AVERAGE ANNUAL TOTAL RETURN
                                  WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
                               (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)

                                                                                                                  FUND
                                                                                                    SINCE       INCEPTION
FUND AND DIVISION                                          1 YEAR         5 YEARS      10 YEARS   INCEPTION       DATE
-----------------                                          ------         -------      --------   ---------       ----
North American--AG Asset Allocation Fund (Division 5)        (7.83)%       10.09%        9.84%       8.29%     09/06/1983
North American--AG Capital Conservation Fund (Division 7)     3.22%         3.25%        6.47%       5.39%     01/16/1986
North American--AG Government Securities Fund (Division 8)    6.75%         3.87%        6.18%       5.54%     01/16/1986
North American--AG International Equities Fund (Division 11) (21.82)%       4.79%        6.38%       3.72%     10/02/1989
North American--AG International Government Bond
    Fund (Division 13)                                       (9.12)%       (0.96)%          --       4.63%     10/01/1991
North American--AG MidCap Index Fund (Division 4)            10.40%        18.30%           --      15.98%     10/01/1991
North American--AG 1 Money Market Fund (Division 6)           0.21%         3.26%        3.56%       4.27%     01/16/1986
North American--AG Small Cap Index Fund (Division 14)        (8.67)%        8.56%           --      10.61%     05/01/1992
North American--AG Social Awareness Fund (Division 12)      (15.27)%       15.79%       14.70%      12.83%     10/02/1989
North American--AG Stock Index Fund (Division 10)           (14.31)%       16.27%       15.72%      12.56%     04/20/1987

                                                          TABLE II

                                                 AVERAGE ANNUAL TOTAL RETURN
                                 WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                               (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)

                                                                                                                  FUND
                                                                                                    SINCE       INCEPTION
FUND AND DIVISION                                          1 YEAR         5 YEARS      10 YEARS   INCEPTION       DATE
-----------------                                          ------         -------      --------   ---------       ----
North American--AG Asset Allocation Fund (Division 5)        (3.46)%       10.82%        9.93%       8.38%     09/06/1983
North American--AG Capital Conservation Fund (Division 7)     8.12%         4.18%        6.56%       5.49%     01/16/1986
North American--AG Government Securities Fund (Division 8)   11.78%         4.78%        6.27%       5.64%     01/16/1986
North American--AG International Equities Fund (Division 11)(18.11)%        5.66%        6.47%       3.81%     10/02/1989
North American--AG International Government Bond Fund
    (Division 13)                                            (4.81)%        0.01%           --       4.72%     10/01/1991
North American--AG MidCap Index Fund (Division 4)            15.43%        18.87%           --      16.07%     10/01/1991
North American--AG 1 Money Market Fund (Division 6)           4.96%         4.18%        3.65%       4.37%     01/16/1986
North American--AG Small Cap Index Fund (Division 14)        (4.34)%        9.33%           --      10.70%     05/01/1992
North American--AG Social Awareness Fund (Division 12)      (11.26)%       16.40%       14.79%      12.92%     10/02/1989
North American--AG Stock Index Fund (Division 10)           (10.25)%       16.88%       15.80%      12.65%     04/20/1987



                                                          TABLE III

                                                      CUMULATIVE RETURN
                                 WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                               (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 2000)

                                                                                                                  FUND
                                                                                                    SINCE       INCEPTION
FUND AND DIVISION                                          1 YEAR         5 YEARS      10 YEARS   INCEPTION       DATE
-----------------                                          ------         -------      --------   ---------       ----
North American--AG Asset Allocation Fund (Division 5)        (3.46)%       67.14%      157.76%     302.99%     09/06/1983
North American--AG Capital Conservation Fund (Division 7)     8.12%        22.71%       88.69%     122.35%     01/16/1986
North American--AG Government Securities Fund (Division 8)   11.78%        26.27%       83.68%     127.23%     01/16/1986
North American--AG International Equities Fund (Division 11)(18.11)%       31.72%       87.26%      52.33%     10/02/1989
North American--AG International Government Bond Fund
    (Division 13)                                            (4.81)%        0.06%           --      53.17%     10/01/1991
North American--AG MidCap Index Fund (Division 4)            15.43%       137.36%           --     296.81%     10/01/1991
North American--AG 1 Money Market Fund (Division 6)           4.96%        22.72%       43.13%      89.70%     01/16/1986
North American--AG Small Cap Index Fund (Division 14)        (4.34)%       56.21%           --     141.32%     05/01/1992
North American--AG Social Awareness Fund (Division 12)      (11.26)%      113.72%      297.09%     292.19%     10/02/1989
North American--AG Stock Index Fund (Division 10)           (10.25)%      118.13%      333.65%     411.27%     04/20/1987

                                                          TABLE IV

                                     ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
                                     WITH NO SURRENDER CHARGE OR MAINTENANCE FEE IMPOSED
                                         (FROM SEPARATE ACCOUNT DIVISION INCEPTION)

                          ANNUAL CHANGE IN PURCHASE UNIT VALUE OF THE 12 MONTHS ENDED DECEMBER 31,

                                                2000     1999     1998     1997    1996   1995    1994     1993      1992    1991
----------------------------------------------------------------------------------------------------------------------------------
North American - AG Asset Allocation Fund
   (Division 5)                                (3.46)%   10.65%   17.19%  21.40%   9.99%  23.55%  (2.29)%   8.19%   (1.71)%  20.13%
North American - AG Capital Conservation
   Fund (Division 7)                             8.12%  (1.40)%    6.30%   7.49%   0.75%  19.58%  (7.04)%  10.88%     7.55%  16.00%
North American - AG Government Securities
   Fund (Division 8)                            11.78%  (3.74)%    7.86%   7.83%   0.90%  16.31%  (5.44)%   9.70%     6.14%  13.59%
North American - AG International Equities
    Fund (Division 11)                        (18.11)%   27.88%   17.57%   1.18%   5.75%   9.67%    6.90%  28.58%  (14.31)%  10.06%
North American - AG International
   Government Bond Fund (Division 13)          (4.81)%  (6.88)%   15.92% (5.79)%   3.36%  17.63%    3.42%  13.08%     2.05%   9.05%
North American - AG MidCap Index
   Fund (Division 4)                            15.43%   13.78%   17.80%  30.45%  17.61%  29.24%  (4.70)%  11.78%     8.79%  11.63%
North American - AG 1 Money Market
   Fund (Division 6)                             4.96%    3.71%    4.12%   4.13%   3.97%   4.51%    2.77%   1.67%     2.22%   4.49%
North American - AG Small Cap Index
   Fund (Division 14)                          (4.34)%   20.10%  (2.92)%  21.18%  15.57%  26.39%  (4.30)%  14.77%    11.28%
North American - AG Social Awareness
   Fund (Division 12)                         (11.26)%   17.46%   26.03%  32.52%  22.75%  37.57%  (2.42)%   6.84%     2.31%  26.63%
North American - AG Stock Index
   Fund (Division 10)                         (10.25)%   19.37%   27.14%  31.77%  21.53%  35.95%  (0.30)%   8.78%     5.58%  27.70%



                    CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1990

                                               2000     1999     1998    1997    1996    1995   1994    1993    1992    1991
------------------------------------------------------------------------------------------------------------------------------
North American - AG Asset Allocation
   Fund (Division 5)                          157.76% 166.99%  141.30% 105.91%  69.62%  54.21%  24.82%  27.75%  18.07%  20.13%
North American - AG Capital Conservation
   Fund (Division 7)                           88.69%  74.53%   77.01%  66.52%  54.92%  53.77%  28.59%  38.33%  24.76%  16.00%
North American - AG Government Securities
   Fund (Division 8)                           83.68%  64.32%   70.70%  58.25%  46.77%  45.46%  25.06%  32.26%  20.57%  13.59%
North American - AG International Equities
   Fund (Division 11)                          87.26% 128.69%   78.83%  52.11%  50.34%  42.17%  29.63%  21.26% (5.69)%  10.06%
North American - AG International Government
   Bond Fund (Division 13)                     53.17%  60.91%   72.80%  49.06%  58.22%  53.08%  30.14%  25.83%  11.28%   9.05%
North American - AG MidCap Index Fund
   (Division 4)                               296.81% 243.76%  202.14% 156.48%  96.61%  67.18%  29.36%  35.74%  21.43%  11.63%
North American - AG 1 Money Market Fund
   (Division 6)                                43.13%  36.36%   31.48%  26.27%  21.26%  16.63%  11.60%   8.60%   6.81%   4.49%
North American - AG Small Cap Index Fund
   (Division 14)                              141.32% 152.26%  110.05% 116.36%  78.54%  54.49%  22.23%  27.72%  11.28%      --
North American - AG Social Awareness Fund
   (Division 12)                              297.09% 347.46%  280.93% 202.26% 128.08%  85.80%  35.06%  38.41%  29.55%  26.63%
North American - AG Stock Index Fund
   (Division 10)                              333.65% 383.17%  304.75% 218.36% 141.60%  98.80%  46.24%  46.68%  34.84%  27.70%

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

          The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows:
4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

          The amount of the first variable payout payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

          The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

          The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit Value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed payout payment.

          In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit Value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

          Therefore, the dollar amount of variable payout payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

          Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

          The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

          The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.


                                      ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE
EXAMPLE 8.

          1. Payout Unit value, beginning of period.................................................    $       .980000
          2. Net investment factor for Period (see Example 3).......................................           1.023558
          3. Daily adjustments for 3 1/2% Assumed Investment Rate...................................            .999906
          4. (2) X (3)..............................................................................           1.023462
          5. Payout Unit value, end of period (1) X (4).............................................    $      1.002993

                                               ILLUSTRATION OF PAYOUT PAYMENTS

EXAMPLE 9. ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

          1. Number of Purchase Units at Payout Date................................................          10,000.00
          2. Purchase Unit value (see Example 3)....................................................    $      1.800000
          3. Account Value of Contract (1) X (2)....................................................    $     18,000.00
          4. First monthly Payout Payment per $1,000 of Account Value...............................    $          5.63
          5. First monthly Payout Payment (3) X (4) (division sign)1,000............................    $        101.34
          6. Payout Unit value (see Example 8)......................................................    $       .980000
          7. Number of Payout Units (5)(division sign) (6)..........................................    $       103.408
          8. Assume Payout Unit value for second month equal to.....................................    $       .997000
          9. Second monthly Payout Payment (7) X (8)................................................    $        103.10
          10. Assume Payout Unit value for third month equal to.....................................    $       .953000
          11. Third monthly Payout Payment (7)X(10).................................................    $         98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

         The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


         The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is The Variable Annuity Marketing Company (the "Distributor"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.


         The licensed agents who sell the Contracts will be compensated for such sales by commissions which will range up to 6.0% of each Purchase payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "Charges Under Variable Annuity Contracts".)


         Pursuant to its underwriting agreement with the Distributor and the Separate Account, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1998, 1999, and 2000 were $3,962,000, $3,137,540, and $2,368,522, respectively.
The Distributor retained $0 in commissions for those same years.


                                     EXPERTS

         The consolidated balance sheets of the Company at December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999, and 1998, and the statements of net assets and operations for the Company's Separate Account A at December 31, 2000 and for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



         The address of Ernst & Young LLP, independent auditors for the financial statements of the Company and the Company's Separate Account A, is One Houston Center, 1221 McKinney Street, Suite 2400, Houston, Texas 77010-2007.


                        COMMENTS ON FINANCIAL STATEMENTS

         The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


         Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen and Fourteen are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2000.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS



To the Board of Directors
The Variable Annuity Life Insurance Company



         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for the years ended December 31, 2000, 1999 and 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for the years ended December 31, 2000, 1999 and 1998 in conformity with accounting principles generally accepted in the United States.


                                                   /s/ Ernst & Young LLP




Houston, Texas
January 23, 2001

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheets

At December 31
In millions, except share data

                                                                                                       2000                   1999
------------------------------------------------------------------------------------------------------------------------------------
ASSETS               Investments
                        Fixed maturity securities
                           (amortized cost: $21,192 in 2000 and $21,797 in 1999)                     $ 21,076              $ 21,258
                        Equity securities (cost: $350 in 2000 and $182 in 1999)                           350                   220
                        Mortgage loans on real estate                                                   1,628                 1,478
                        Real estate                                                                        24                    25
                        Policy loans                                                                      901                   849
                        Other long-term invested assets                                                    32                    95
                        Short-term investments                                                            120                    94
                     ---------------------------------------------------------------------------------------------------------------
                           Total investments                                                           24,131                24,019
                     ---------------------------------------------------------------------------------------------------------------
                     Investment income receivable                                                         379                   387
                     Cash                                                                                  13                    26
                     Deferred policy acquisition costs                                                  1,401                 1,301
                     Cost of insurance purchased                                                           16                    19
                     Other assets                                                                         642                   181
                     Assets held in separate accounts                                                  19,774                21,390
                     ---------------------------------------------------------------------------------------------------------------
                           Total assets                                                              $ 46,356              $ 47,323
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES          Policy reserves for fixed annuity investment contracts                          $ 23,042              $ 23,441
                     Other liabilities                                                                    735                   245
                     Income tax liabilities                                                               419                   284
                     Liabilities related to separate accounts                                          19,774                21,390
                     ---------------------------------------------------------------------------------------------------------------
                           Total liabilities                                                           43,970                45,360
------------------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S        Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY                  and outstanding in 2000 and 1999                                                    4                     4
                     Additional paid-in capital                                                           853                   851
                     Retained earnings                                                                  1,592                 1,395
                     Accumulated other comprehensive loss                                                 (63)                 (287)
                     ---------------------------------------------------------------------------------------------------------------
                           Total stockholder's equity                                                   2,386                 1,963
                     ---------------------------------------------------------------------------------------------------------------
                           Total liabilities and stockholder's equity                                $ 46,356              $ 47,323
                     ---------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------
2

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statements of Income

For the years ended December 31
In millions


                                                                                         2000               1999               1998
------------------------------------------------------------------------------------------------------------------------------------
REVENUES             Premium and other considerations                                 $    40            $    19            $  --
                     Charges and fees                                                     318                242                182
                     Net investment income                                              1,838              1,834              1,811
                     Investment gains (losses)                                            (84)                 5                (28)
                     Other income                                                          18                 (7)                (6)
                     ---------------------------------------------------------------------------------------------------------------
                           Total revenues                                               2,130              2,093              1,959
------------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND         Insurance policy benefits                                             41                 19               --
EXPENSES             Increase in policy reserves for fixed annuity contracts            1,198              1,213              1,296
                     Operating costs and expenses                                         316                277                221
                     Commissions                                                          165                149                124
                     Change in deferred policy acquisition costs
                        and cost of insurance purchased                                  (207)              (137)              (103)
                     ---------------------------------------------------------------------------------------------------------------
                           Total benefits and expenses                                  1,513              1,521              1,538
------------------------------------------------------------------------------------------------------------------------------------
EARNINGS             Income before income tax expense                                     617                572                421
                     Income tax expense                                                   209                195                137
                     ---------------------------------------------------------------------------------------------------------------
                           Net income                                                 $   408            $   377            $   284
                     ---------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31
In millions

                                                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK             Balance at beginning and end of year                                   $     4       $     4       $     4
-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL               Balance at beginning of year                                               851           833           711
PAID-IN-CAPITAL          Capital contribution from stockholder                                        2            18           122
                         ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                   853           851           833
-----------------------------------------------------------------------------------------------------------------------------------
RETAINED                 Balance at beginning of year                                             1,395         1,142         1,039
EARNINGS                 Net income                                                                 408           377           284
                         Dividends paid to stockholder                                             (211)         (124)         (181)
                         ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                 1,592         1,395         1,142
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER        Balance at beginning of year                                              (287)          527           306
COMPREHENSIVE            Change in net unrealized gains (losses) on securities                      224          (814)          221
INCOME (LOSSES)          ----------------------------------------------------------------------------------------------------------
                           Balance at end of year                                                   (63)         (287)          527
-----------------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S                 Balance at end of year                                            $ 2,386       $ 1,963       $ 2,506
EQUITY                   ----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                                   2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
NET INCOME              Net income                                                              $   408       $   377       $   284
-----------------------------------------------------------------------------------------------------------------------------------
OTHER                   Change in net unrealized gains (losses) on securities
COMPREHENSIVE              Fair value of fixed maturity securities                                  423        (1,684)          155
INCOME (LOSS)              Deferred policy acquisition costs and
                              cost of insurance purchased                                          (128)          499           172
                           Deferred income taxes                                                    (33)          351          (124)
                        -----------------------------------------------------------------------------------------------------------
                           Change in fixed maturity securities                                      262          (834)          203
                           Change in equity securities and other                                    (38)           20            18
                        -----------------------------------------------------------------------------------------------------------
                              Total                                                                 224          (814)          221
-----------------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE           Comprehensive income (loss)                                             $   632       $  (437)      $   505
INCOME (LOSS)           -----------------------------------------------------------------------------------------------------------
                        SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
4

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CASH FLOWS

For the years ended December 31
In millions

                                                                                             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------------------------
OPERATING            Net income                                                          $    408         $    377         $    284
ACTIVITIES           Reconciling adjustments to net cash provided by
                      operating activities:
                        Insurance and annuity liabilities                                   1,198            1,213            1,296
                        Deferred policy acquisition costs
                           and cost of insurance purchased                                   (225)            (137)            (103)
                        Other, net                                                            126              (74)             (44)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash provided by operating activities                        1,507            1,379            1,433
-----------------------------------------------------------------------------------------------------------------------------------
INVESTING            Investment purchases                                                 (19,274)         (28,211)         (15,180)
ACTIVITIES           Investment dispositions and repayments                                19,586           27,789           14,732
                     Net (increase) decrease in short-term investments                        (26)              70             (104)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash provided by (used for) investing activities               286             (352)            (552)
-----------------------------------------------------------------------------------------------------------------------------------
FINANCING            Policyholder account deposits                                          4,510            4,251            3,756
ACTIVITIES           Policyholder account withdrawals                                      (2,556)          (2,033)          (1,777)
                     Transfers to separate accounts                                        (3,551)          (3,218)          (2,728)
                     Capital contribution from stockholder                                      2               18              122
                     Dividends paid to stockholder                                           (211)            (124)            (181)
                     --------------------------------------------------------------------------------------------------------------
                           Net cash used for financing activities                          (1,806)          (1,106)            (808)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE           Net increase (decrease) in cash                                          (13)             (79)              73
IN CASH              Cash at beginning of year                                                 26              105               32
                     --------------------------------------------------------------------------------------------------------------
                           Cash at end of year                                           $     13         $     26         $    105
                     --------------------------------------------------------------------------------------------------------------
                     SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------
                                        1
                         SIGNIFICANT ACCOUNTING POLICIES

1.1 ORGANIZATION AND NATURE OF OPERATIONS

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. To conform with the 2000 presentation, certain items in the prior year financial statements have been reclassified. All material intercompany transactions between VALIC and its subsidiaries have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. On January 1, 2001, VALIC adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument are reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

     Upon adoption, SFAS 133 did not have a material impact on consolidated results of operations and financial position in future periods. The impact of the fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     At various times, VALIC holds trading securities and reports them at fair value. VALIC held no trading securities at December 31, 2000 or 1999. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2000, 1999 or 1998.

     Equity partnerships, which are reported in equity securities, are accounted under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, VALIC records its proportionate interest in investment gains (losses).

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     REAL ESTATE. VALIC classifies real estate as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

     DOLLAR ROLL AGREEMENTS. Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. VALIC accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

--------------------------------------------------------------------------------
6

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

1.4 INVESTMENTS -(CONTINUED)

     VALIC recognizes income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, VALIC calculates a new effective yield and adjusts the net investment in the security accordingly. The adjustment is recognized in net investment income.

     INVESTMENT GAINS (LOSSES). Investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVE FINANCIAL INSTRUMENTS

     USE OF DERIVATIVES. VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to, or receivable from, counterparties is included in other liabilities or other assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income
(loss) included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, VALIC defers the net swap settlement amount or unrealized gain (loss) and includes it in the recorded amount of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Gains or losses from early termination of a swap agreement are deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain (loss) on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements limit VALIC's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in other long-term invested assets and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain (loss) is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)
     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     If the estimate of future gross profits changes significantly, DPAC balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% in 2000, 1999 and 1998. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income and cash flows. Assets held in the separate accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds. Management fees and other charges assessed against the contracts are included in charges and fees.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the board of directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5% at December 31, 2000 and 1999.

1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income (loss) in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 2000, 1999, and 1998, or for the years then ended.

     Effective January 1, 2001, insurance companies are required to prepare statutory financial statements in accordance with the National Association of Insurance Commissioners' Codification of Statutory Accounting Principles. The adoption of codification did not have a material impact on VALIC's statutory net income or equity.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:


                                2000       1999       1998
----------------------------------------------------------
Statutory net income         $   270    $   256    $   170
Change in DPAC and CIP           207        137        103
Investment valuation
  differences                     34         21         48
Policy reserve adjustments        38         42         67
Deferred income taxes           (105)       (58)       (57)
Other, net                       (36)       (21)       (47)
----------------------------------------------------------
   GAAP net income           $   408    $   377    $   284
----------------------------------------------------------
Statutory equity             $ 1,387    $ 1,331    $ 1,237
Asset valuation reserve          267        272        230
Investment valuation
  differences*                  (117)      (550)     1,128
DPAC and CIP                   1,417      1,320        687
Non-admitted assets               44        104         72
Policy reserve adjustments       (54)       (92)      (134)
Deferred income taxes           (404)      (266)      (556)
Other, net                      (154)      (156)      (158)
----------------------------------------------------------
   GAAP equity               $ 2,386    $ 1,963    $ 2,506
----------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities



--------------------------------------------------------------------------------
8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements - Continued

December 31, 2000 In
millions, except per share data
--------------------------------------------------------------------------------

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                        2
                                   INVESTMENTS

2.1 NET INVESTMENT INCOME

     Income by type of investment was as follows:


                               2000       1999       1998
---------------------------------------------------------
Non-affiliated fixed
  maturity securities       $ 1,604    $ 1,670    $ 1,664
Affiliated fixed
  maturity securities             6          2          3
Equity securities                20         15       --
Mortgage loans on
  real estate                   123        104        113
Other                           114         71         63
---------------------------------------------------------
  Gross investment income     1,867      1,862      1,843
  Investment expense            (29)       (28)       (32)
---------------------------------------------------------
    Net investment income   $ 1,838    $ 1,834    $ 1,811
---------------------------------------------------------

     The carrying value of investments that produced no investment income during 2000 totaled $180 million or 0.75% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position. There were no investments during 1999 and 1998 that did not produce investment income.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended in the period December 31, 2000.

2.2 INVESTMENT GAINS (LOSSES)
     Investment gains (losses) were as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Fixed maturity securities
  Gross gains                                   $  50        $ 101        $  14
  Gross losses                                   (136)         (86)         (50)
-------------------------------------------------------------------------------
    Total fixed maturity
        securities                                (86)          15          (36)
-------------------------------------------------------------------------------
Mortgage loans on real estate                       3           (4)           9
Real estate                                        (3)        --              7
Other long-term investments                       (11)           2         --
DPAC amortization and
  investment expense                               13           (8)          (8)
-------------------------------------------------------------------------------
  Investment gains (losses)                     $ (84)       $   5        $ (28)
-------------------------------------------------------------------------------

2.3 FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses        Fair Value
                                      --------------------------------------------------------------------------------------------
                                         2000         1999      2000         1999       2000           1999        2000       1999
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies           $   106      $   159   $     6      $    10      $--           $   (1)   $    112   $    168
Obligations of states and
  political subdivisions                  126          105         2         --           (4)            (7)        124         98
Debt securities issued by
  foreign governments                     164          134         6            3         (2)          --           168        137
Corporate securities                   15,825       16,584       326          122       (558)          (639)     15,593     16,067
Mortgage-backed securities              4,954        4,774       112           31         (4)           (58)      5,062      4,747
Affiliated fixed maturity securities       17           27      --           --         --             --            17         27
Redeemable preferred stock               --             14      --           --         --             --          --           14
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities       $21,192      $21,797   $   452      $   166      $(568)        $ (705)   $ 21,076   $ 21,258
------------------------------------------------------------------------------------------------------------------------------------
Equity securities                     $   350      $   182   $     6      $    38      $  (6)        $ --      $    350   $    220
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                            Amortized     Fair
                                                               Cost       Value
--------------------------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                                       $   713     $   714
   In years two through five                                   4,666       4,686
   In years six through ten                                    5,707       5,646
   After ten years                                             5,152       4,968
Mortgage-backed securities                                     4,954       5,062
--------------------------------------------------------------------------------
       Total fixed maturity securities                       $21,192     $21,076
--------------------------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. VALIC may sell investments before maturity to achieve corporate requirements and investment strategies.

     NET UNREALIZED GAINS (LOSSES). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                               2000          1999          1998
-------------------------------------------------------------------------------
Gross unrealized gains                      $   452       $   204       $ 1,237
Gross unrealized losses                        (568)         (705)          (74)
DPAC adjustments                                 31           159          (340)
Deferred federal income taxes                    22            55          (296)
-------------------------------------------------------------------------------
  Net unrealized gains
   (losses) on securities                   $   (63)      $  (287)      $   527
--------------------------------------------------------------------------------

2.4 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC generally requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                            2000        1999
---------------------------------------------------------------
Geographic distribution:
  Atlantic                                   44%           44 %
  Central                                    33            31
  Pacific and Mountain                       23            25
---------------------------------------------------------------
    Total mortgage loans                    100%          100 %
---------------------------------------------------------------
Property type:
  Office                                     43%           39 %
  Retail                                     29            34
  Industrial                                 16            18
  Apartments                                  7             7
  Residential and other                       5             2
---------------------------------------------------------------
    Total mortgage loans                    100%          100 %
---------------------------------------------------------------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                             $ 14         $ 12         $ 21
Provision for (recovery of)
  mortgage loan losses                            --             4           (7)
Deductions                                         (7)          (2)          (2)
-------------------------------------------------------------------------------
Balance at December 31                           $  7         $ 14         $ 12
--------------------------------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $0, $17 million, and $13 million at December 31, 2000, 1999, and 1998, respectively. There was no interest income related to impaired loans for 2000, 1999 and 1998.

2.5  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                                2000          1999          1998
--------------------------------------------------------------------------------
Fixed maturity securities                    $ 8,537       $10,823       $ 5,469
Other                                         10,737        17,388         9,711
--------------------------------------------------------------------------------
  Total                                      $19,274       $28,211       $15,180
--------------------------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                                                2000          1999          1998
--------------------------------------------------------------------------------
Fixed maturity securities                    $ 9,068       $10,829       $ 4,444
Mortgage loans on
  real estate                                    134           133           241
Equity securities                                172            42             8
Real estate                                     --               4            17
Other                                         10,212        16,781        10,022
--------------------------------------------------------------------------------
  Total                                      $19,586       $27,789       $14,732
--------------------------------------------------------------------------------

                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                          $ 1,301      $   665      $   392
Deferrals:
  Commissions                                      92           90           83
  Other acquisition costs                          86          106           77
Accretion of interest                              84           78           73
Amortization                                      (52)        (134)        (128)
Offset to realized (gains) losses                  18           (3)          (4)
Effect of net unrealized
  (gains) losses on securities                   (128)         499          172
-------------------------------------------------------------------------------
Balance at December 31                        $ 1,401      $ 1,301      $   665
-------------------------------------------------------------------------------

     An adjustment was recorded to DPAC amortization in 2000 to reflect revisions to underlying interest spread assumptions to more closely approximate expected future experience.




--------------------------------------------------------------------------------
10

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:


                                                 2000         1999         1998
-------------------------------------------------------------------------------
Balance at January 1                             $ 19         $ 22         $--
Additions from acquisitions                       --           --            24
Accretion of interest                               1            1            1
Amortization                                       (4)          (4)          (3)
-------------------------------------------------------------------------------
Balance at December 31                           $ 16         $ 19         $ 22
--------------------------------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $2 million, $2 million, $2 million, $1 million, and $1 million.

                                        5
                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its separate accounts, is taxed as a life insurance company. VALIC and the separate accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:


                                                              2000         1999
-------------------------------------------------------------------------------
Current tax liabilities                                      $  15        $  18
-------------------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                             15           31
  DPAC and CIP                                                 485          451
  Other                                                         67           40
-------------------------------------------------------------------------------
   Total deferred tax liabilities                              567          522
-------------------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                             (129)        (140)
  Basis differential of investments                            (16)        (176)
  Other                                                        (26)          (8)
-------------------------------------------------------------------------------
   Gross deferred tax assets                                  (171)        (324)
   Valuation allowance                                           8           68
-------------------------------------------------------------------------------
     Total deferred tax assets, net                           (163)        (256)
-------------------------------------------------------------------------------
  Net deferred tax liabilities                                 404          266
-------------------------------------------------------------------------------
     Total income tax liabilities                            $ 419        $ 284
-------------------------------------------------------------------------------

     The deferred tax assets applicable to basis differential of investments at year-end 2000 and 1999 were due to recognition of unrealized losses on available-for-sale securities on the balance sheet. Since a portion of these deferred tax assets may not be realized, management established valuation allowances of $8 million in 2000 and $68 million in 1999. These balance sheet adjustments had no income statement impact.

5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                 2000         1999          1998
--------------------------------------------------------------------------------
Current:
  Federal                                       $ 101        $ 133         $  78
  State                                             3            4             2
--------------------------------------------------------------------------------
    Total current income
       tax expense                                104          137            80
--------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                             79           48            35
  Policy reserves                                  11           (6)            4
  Basis differential of
     investments                                    5            8            13
  Other, net                                       10            8             5
--------------------------------------------------------------------------------
    Total deferred income
       tax expense                                105           58            57
--------------------------------------------------------------------------------
       Income tax expense                       $ 209        $ 195         $ 137
--------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                              2000          1999          1998
------------------------------------------------------------------------------
Federal income tax rate                         35%           35%           35%
Income tax expense at
  applicable rate                            $ 216         $ 200         $ 147
Dividends received
  deduction                                    (15)          (13)           (8)
Tax-exempt interest (ESOP)                      (2)           (2)           (3)
State income taxes                               6             5             4
Other items                                      4             5            (3)
------------------------------------------------------------------------------
  Income tax expense                         $ 209         $ 195         $ 137
------------------------------------------------------------------------------

5.4 TAXES PAID

     Income taxes paid to AGC were as follows:

                                            2000            1999            1998
--------------------------------------------------------------------------------
Federal                                     $102            $ 99            $ 93
State                                          5               1               3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                        6
                                  CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value, 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2001 is $270 million.

                                        7
                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:


                                                               2000        1999
-------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                       $    132    $    132
     Average receive rate                                    6.72%         6.72%
     Average pay rate                                          6.93        6.52
-------------------------------------------------------------------------------
Currency swap agreements
  (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                           $     68    $    108
     Average exchange rate                                     1.44        1.50
-------------------------------------------------------------------------------
Currency swap agreements
  (receive U.S. $/pay Australian $)
     Notional amount (in U.S.$)                            $     23    $     23
     Average exchange rate                                     1.85        1.85
-------------------------------------------------------------------------------


7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                               2000        1999
-------------------------------------------------------------------------------
Call swaptions
   Notional amount                                         $    470   $   2,195
   Average strike rate                                         5.00 %      4.63%
-------------------------------------------------------------------------------
Put swaptions
   Notional amount                                         $    545   $   1,300
   Average strike rate                                         8.77 %      8.50%
-------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 2000 expire in 2001. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                                        8
                       FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                         2000                                  1999
------------------------------------------------------------------------------------------------------------------------------------
                                                            FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
------------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                    $       21,426*    $       21,426*    $       21,478 *   $      21,478*
  Mortgage loans on real estate                                    1,634              1,628              1,414             1,478
  Policy loans                                                       905                901                806               849
  Short-term investments                                             120                120                 94                94
  Assets held in separate accounts                                19,774             19,774             21,390            21,390
Liabilities
  Insurance investment contracts                          $       22,816     $       23,042     $       21,817     $      23,441
  Liabilities related to separate accounts                        19,774             19,774             21,390            21,390
------------------------------------------------------------------------------------------------------------------------------------

* Includes derivative financial instruments with a fair value of $9 in 2000 and ($4) in 1999.

--------------------------------------------------------------------------------
12

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

8. FAIR VALUE OF FINANCIAL INSTRUMENTS -(CONTINUED)

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds and on quoted market prices of the underlying fixed maturity and equity securities.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                       9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 2000 were as follows:

     Operating expenses include $75 million in 2000, $44 million in 1999, and $47 million in 1998, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $0 in 2000, $2 million in 1999, and $0 in 1998.

     On November 4, 1982, VALIC invested $12 million in a 13 1/2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 2000, 1999, and 1998. VALIC recognized $1 million in interest income during 2000, 1999, and 1998.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2000, 1999, and 1998. VALIC recognized $1 million of interest income on the note during 2000, 1999, and 1998.

     VALIC paid common stock dividends of $211 million, $59.12 per share; $124 million, $34.69 per share; and $181 million, $50.63 per share to AGL in 2000, 1999, and 1998, respectively.

     VALIC received capital contributions of $2 million, $18 million, and $122 million from AGL in 2000, 1999, and 1998, respectively.

                                       10
                          COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the ordinary course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. Based upon information presently available, VALIC believes that the total amounts that may ultimately have to be paid arising from these lawsuits will not have a material adverse effect on VALIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $4 million, $6 million, and $5 million, at December 31, 2000, 1999, and 1998, respectively. The 2000 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.



--------------------------------------------------------------------------------

     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 2000
In millions, except per share data
--------------------------------------------------------------------------------

                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC provides several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                                  2000        1999        1998
------------------------------------------------------------------------------
Service cost (benefits earned)
  during period                                    $ 2         $ 1         $ 2
Interest cost on projected
  benefit obligation                                 2           2           1
Expected return on plan assets                      (2)         (1)         (1)
------------------------------------------------------------------------------
  Total pension expense                            $ 2         $ 2         $ 2
------------------------------------------------------------------------------
Weighted-average discount
  rate on benefit obligation                       8.00%       7.75%       7.00%
Rate of increase in
  compensation levels                              4.50%       4.25%       4.25%
Expected long-term rate of
  return on plan assets                            10.35%      10.35%      10.25%
------------------------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 2000 and 1999 for VALIC's defined benefit pension plan:


                                                               2000        1999
-------------------------------------------------------------------------------
Projected benefit obligation                                   $ 26        $ 22
Plan assets at fair value                                        22          18
-------------------------------------------------------------------------------
Projected benefit obligation in excess of
  plan assets                                                    (4)         (4)
Unrecognized net loss                                            (4)         (2)
-------------------------------------------------------------------------------
    Net pension liability                                      $ (8)       $ (6)
--------------------------------------------------------------------------------

     At December 31, 2000, the plans' assets were invested as follows: (1) 66% in equity mutual funds managed outside of AGC; (2) 28% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 6% in AGC stock.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, provides life, medical, supplemental major medical, and dental benefits for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $3.1 million and $2.7 million at year-end 2000 and 1999, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 2000, 1999, and 1998 was immaterial.

                                       12
                                SUBSEQUENT EVENT

     On March 12, 2001, AGC entered into a definitive agreement with Prudential plc. Under the agreement, AGC's shareholders will exchange shares of AGC's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.


--------------------------------------------------------------------------------
14

================================================================================
                               TABLE OF CONTENTS
================================================================================


The Variable Annuity Life Insurance Company
Separate Account A - Annual Report
December 31, 2000


Report of Independent Auditors ......................................    1
Summary of Financial Statements .....................................    3
Statement of Net Assets .............................................    4
Statement of Operations .............................................   10
Statements of Changes in Net Assets .................................   18
Notes to Financial Statements .......................................   43

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                        1
================================================================================


To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

We have audited the accompanying statement of net assets of The Variable Annuity Life Insurance Company Separate Account A (comprised of the following divisions:
1, 2, 4 through 8 inclusive, 10A, 10B, 10C, 10D, and 11 through 73 inclusive) (collectively the "Separate Account") as of December 31, 2000. We have also audited the related statement of operations for the period ended December 31, 2000 as indicated therein, and the statements of changes in net assets for the periods ended December 31, 2000 and 1999 as indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements referred to above present fairly, in all material respects the financial position of the Separate Account at December 31, 2000, and the results of its operations for the period ended December 31, 2000 as indicated therein, and changes in its net assets for the periods ended December 31, 2000 and 1999 as indicated therein, in conformity with accounting principles generally accepted in the United States.



                                         /s/ Ernst & Young LLP

Houston, Texas
March 30, 2001

================================================================================
 2
================================================================================








                          [Intentionally Left Blank]

================================================================================
                        SUMMARY OF FINANCIAL STATEMENTS                       3
================================================================================


STATEMENT OF NET ASSETS
December 31, 2000
                                                                                                              ALL DIVISIONS
ASSETS:                                                                                                    --------------------
                                                                                                           $     19,597,051,375
Investment in shares of mutual funds, at market (cost $19,755,974,159) ........................                      14,081,412
Balance due from VALIC general account, net ...................................................                      41,168,073
Receivable for mutual fund sales, net .........................................................            --------------------
                                                                                                           $     19,652,300,860
NET ASSETS ....................................................................................            --------------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts                                                                  $     19,537,316,345
  (net of applicable contract loans - partial withdrawals with right of reinvestment)..........                      24,615,927
Reserves for annuity contracts on benefit .....................................................                      90,368,588
Capital surplus ...............................................................................            --------------------
                                                                                                           $     19,652,300,860
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................            --------------------


STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME:                                                                                             ALL DIVISIONS
                                                                                                           --------------------
Dividends from mutual funds ...................................................................            $        198,555,195
                                                                                                           --------------------
EXPENSES:
Mortality and expense risk charge .............................................................                     231,144,881
Reimbursement of expenses .....................................................................                     (14,689,232)
  NET EXPENSES ................................................................................                     216,455,649
                                                                                                           --------------------
NET INVESTMENT LOSS ...........................................................................                     (17,900,454)
                                                                                                           --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ..............................................................                     563,854,383
Capital gains distributions from mutual funds .................................................                   2,313,016,253
Net unrealized depreciation of investments during the period ..................................                  (6,318,164,150)
                                                                                                           --------------------
  Net realized and unrealized loss on investments .............................................                  (3,441,293,514)
                                                                                                           --------------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................            $     (3,459,193,968)
                                                                                                           --------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                    ALL DIVISIONS
                                                                                           ------------------------------------
For the Years Ended December 31                                                                  2000                1999
                                                                                           ------------------------------------
OPERATIONS:
Net investment income (loss) .........................................................     $    (17,900,454)   $     28,072,313
Net realized gain on investments .....................................................          563,854,383         492,418,714
Capital gains distributions from mutual funds ........................................        2,313,016,253       1,237,635,279
Net unrealized appreciation (depreciation) of investments during the period...........       (6,318,164,150)      2,750,587,412
                                                                                           ------------------------------------
  Increase (decrease) in net assets resulting from operations ........................       (3,459,193,968)      4,508,713,718
                                                                                           ------------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................................        3,095,578,212       2,904,038,286
Surrenders of accumulation units by terminations and withdrawals .....................       (1,689,421,976)     (1,008,041,123)
Annuity benefit payments .............................................................           (3,413,576)         (3,151,245)
Amounts transferred from VALIC general account, net ..................................          402,643,107         312,589,668
                                                                                           ------------------------------------
  Increase in net assets resulting from principal transactions .......................        1,805,385,767       2,205,435,586
                                                                                           ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................................       (1,653,808,201)      6,714,149,304
NET ASSETS:
Beginning of period ..................................................................       21,306,109,061      14,591,959,757
                                                                                           ------------------------------------
End of period ........................................................................     $ 19,652,300,860    $ 21,306,109,061
                                                                                           ------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
 4                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================


                                                                                 NAF VPS I                      NAF VPS I
                                                                       AG Capital Conservation Fund       AG 1 Money Market Fund
                                                                      ------------------------------  ------------------------------
                                                                        Division 1      Division 7      Division 2      Division 6
                                                                      --------------  --------------  --------------  --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $   4,471,911   $  47,046,482   $   4,220,538   $ 494,822,048
Balance due from (to) VALIC general account .......................         146,578        (170,976)         83,426       4,065,448
Receivable (payable) for mutual fund sales (purchases) ............            (431)         80,290             (70)     (3,649,966)
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $   4,613,830   $  46,955,796   $   4,303,894   $ 495,222,134
Reserves for annuity contracts on benefit .........................           4,228              --              --          15,396
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $   4,618,058   $  46,955,796   $   4,303,894   $ 495,237,530
                                                                      -------------   -------------   -------------   -------------

                                                                                        NAF VPS I       NAF VPS I
                                                                        NAF VPS I       AG Social   AG International   NAF VPS I
                                                                     AG International   Awareness      Government     AG Small Cap
                                                                       Equities Fund      Fund          Bond Fund      Index Fund
                                                                        Division 11    Division 12     Division 13    Division 14
                                                                     ---------------- ------------- ---------------- ---------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $ 129,442,791   $ 530,593,450   $ 112,066,758   $ 226,486,385
Balance due from (to) VALIC general account .......................      (1,587,401)        221,980          (6,087)         60,794
Receivable (payable) for mutual fund sales (purchases) ............       1,996,020         937,581         222,382         727,794
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $ 129,663,602   $ 531,463,760   $ 112,246,851   $ 226,988,524
Reserves for annuity contracts on benefit .........................         187,808         289,251          36,202         286,449
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $ 129,851,410   $ 531,753,011   $ 112,283,053   $ 227,274,973
                                                                      -------------   -------------   -------------   -------------

                                                                         Vanguard        Vanguard                        Vanguard
                                                                         Long-Term      Long-Term      Vanguard         Wellington
                                                                      Corporate Fund  Treasury Fund Windsor II Fund        Fund
                                                                        Division 22    Division 23    Division 24      Division 25
                                                                      --------------  ------------- ---------------   --------------
ASSETS:

Investment in shares of mutual funds, at market ...................   $  74,090,594   $ 196,111,873   $ 762,121,966   $ 564,663,717
Balance due from (to) VALIC general account .......................         248,283          45,299         942,009         408,893
Receivable (payable) for mutual fund sales (purchases) ............         289,580         707,115       1,096,222       2,122,068
                                                                      -------------   -------------   -------------   -------------
NET ASSETS ........................................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)..   $  74,586,023   $ 196,824,884   $ 763,867,691   $ 566,872,153
Reserves for annuity contracts on benefit .........................          42,434          39,403         292,506         322,525
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES .....................................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------
CAPITAL SURPLUS ...................................................              --              --              --              --
                                                                      -------------   -------------   -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .................   $  74,628,457   $ 196,864,287   $ 764,160,197   $ 567,194,678
                                                                      -------------   -------------   -------------   -------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 5
================================================================================

  NAF VPS I AG        NAF VPS I AG         NAF VPS I                                   NAF VPS I
  MidCap Index      Asset Allocation     AG Government                             AG Stock Index Fund
      Fund                Fund          Securities Fund    ----------------------------------------------------------------------
   Division 4          Division 5          Division 8       Division 10A      Division 10B        Division 10C      Division 10D
---------------     ----------------    ----------------   --------------    --------------    ----------------     -------------
$    992,519,408    $  220,171,681      $     91,507,999   $ 470,029,657     $  35,512,533     $  4,243,870,843     $  45,782,944
          15,349            58,018                26,328      (2,143,881)         (292,142)           3,783,821           295,601
       2,222,033           254,511                54,636         282,998               932            9,271,631               988
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    994,133,083    $  220,246,198      $     91,588,963   $ 456,564,612     $  33,784,076     $  4,252,433,426     $  45,870,022
         623,707           238,012                    --      11,604,162         1,437,247            4,492,869           209,511
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    994,756,790    $  220,484,210      $     91,588,963   $ 468,168,774     $  35,221,323     $  4,256,926,295     $  46,079,533
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

                                           NAF VPS I                                              NAF VPS I            NAF VPS I
                                        T. Rowe Price         NAF VPS I                           American             American
    NAF VPS I         NAF VPS I            Science &          Founders/        Templeton          Century              Century
   Core Equity       AG Growth &           Technology       T. Rowe Price    Asset Strategy    International           Income &
      Fund           Income Fund             Fund          Small Cap Fund    Fund, Class 1      Growth Fund           Growth Fund
   Division 15       Division 16          Division 17        Division 18      Division 19       Division 20           Division 21
----------------    --------------      ----------------   --------------    --------------    ----------------     -------------
$    981,879,653    $  264,942,567      $  2,594,873,974   $ 767,809,090     $ 287,518,770     $    649,775,791     $ 262,147,637
          56,980            62,322               572,850         252,831           (41,712)             231,052           329,350
       3,711,211           504,183             6,507,033       2,281,132           779,939            1,892,682           662,323
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$    985,028,186    $  265,389,009      $  2,600,735,316   $ 769,989,723     $ 287,885,005     $    651,368,025     $ 262,958,484
         619,658           120,063             1,218,541         353,330           371,992              531,500           180,826
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$    985,647,844    $  265,509,072      $  2,601,953,857   $ 770,343,053     $ 288,256,997     $    651,899,525     $ 263,139,310
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

      Putnam        Putnam OTC &                            Neuberger &        NAF VPS I
        New           Emerging              Putnam            Berman           Founders            American           Templeton
   Opportunities    Growth Fund,        Global Growth      Guardian Trust      Large Cap           Century          Foreign Fund,
   Fund, Class A      Class A           Fund, Class A           Fund          Growth Fund         Ultra Fund           Class A
    Division 26      Division 27         Division 28       Division 29/(1)/   Division 30         Division 31        Division 32
----------------    --------------      ----------------   ----------------  -------------     ----------------     -------------
$  1,042,567,268    $  409,210,198      $    566,227,548   $          --     $ 747,791,467     $  1,108,091,336     $ 326,045,773
       1,415,214          (548,117)              805,513              --           710,881            1,328,324           183,377
       2,592,968         2,133,555             1,239,717              --         2,113,622            1,236,557         1,429,681
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------


$  1,046,438,043    $  410,725,357      $    568,114,482   $          --     $ 750,493,724     $  1,110,222,935     $ 327,508,771
         137,407            70,279               158,296              --           122,246              433,282           150,060
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
              --                --                    --              --                --                   --                --
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------
$  1,046,575,450    $  410,795,636      $    568,272,778   $          --     $ 750,615,970     $  1,110,656,217     $ 327,658,831
----------------    --------------      ----------------   -------------     -------------     ----------------     -------------

================================================================================
 6                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                                      American       NAF VPS II
                                                                    NAF VPS II        General        J.P. Morgan     NAF VPS II
                                                                   International   International      Small Cap       Small Cap
                                                                    Growth Fund      Value Fund      Growth Fund     Value Fund
                                                                    Division 33    Division 34/(1)/  Division 35     Division 36
                                                                   -------------   ---------------- -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 18,178,447    $           --   $ 23,908,109    $  8,218,486
Balance due from (to) VALIC general account......................         4,102                --         86,649         244,134
Receivable (payable) for mutual fund sales (purchases)...........        (4,385)               --        (87,232)       (244,385)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $  7,908,782    $           --   $ 17,387,040    $  3,217,693
Reserves for annuity contracts on benefit........................            --                --         13,283              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $  7,908,782    $           --   $ 17,400,323    $  3,217,693
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................    10,269,382                --      6,507,203       5,000,542
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 18,178,164    $           --   $ 23,907,526    $  8,218,235
                                                                   ------------    --------------   ------------    ------------

                                                                                    NAF VPS I
                                                                     NAF VPS II       Putnam        NAF VPS I AG         Janus
                                                                     AG 2 Money    Opportunities    Nasdaq-100(R)       Adviser
                                                                    Market Fund        Fund          Index Fund     Worldwide Fund
                                                                    Division 44     Division 45      Division 46      Division 47
                                                                   -------------   --------------   -------------   --------------
ASSETS:

Investment in shares of mutual funds, at market..................  $ 31,490,350    $       90,844   $  3,105,221    $  2,345,856
Balance due from (to) VALIC general account......................      (308,166)           (5,634)       183,891         119,783
Receivable (payable) for mutual fund sales (purchases)...........       307,980             5,634       (183,891)       (119,783)
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $ 26,378,143    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................     5,112,021                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $ 31,490,164    $       90,844   $  3,105,221    $  2,345,856
                                                                   ------------    --------------   ------------    ------------

                                                                     Evergreen       Evergreen
                                                                     Small Cap       Growth and       Evergreen      NAF VPS II
                                                                    Value Fund,     Income Fund,     Value Fund,    AG Core Bond
                                                                      Class A         Class A          Class A          Fund
                                                                    Division 55     Division 56      Division 57     Division 58
                                                                   ------------    --------------   ------------    ------------
ASSETS:

Investment in shares of mutual funds, at market..................  $    850,430    $      149,620   $    346,425    $  7,680,894
Balance due from (to) VALIC general account......................        65,450            46,490         10,064         (16,841)
Receivable (payable) for mutual fund sales (purchases)...........       (65,490)          (46,492)       (11,528)         16,801
                                                                   ------------    --------------   ------------    ------------
NET ASSETS.......................................................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (net of applicable contract loans - partial withdrawals with right
 of reinvestment)................................................  $    850,390    $      149,618   $    344,961    $  1,233,163
Reserves for annuity contracts on benefit........................            --                --             --              --
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES....................................  $    850,390    $      149,618   $    344,961    $  1,233,163
                                                                   ------------    --------------   ------------    ------------
CAPITAL SURPLUS..................................................            --                --             --       6,447,691
                                                                   ------------    --------------   ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS................  $    850,390    $      149,618   $    344,961    $  7,680,854
                                                                   ------------    --------------   ------------    ------------

(1) Fund no longer offered as of December 11, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                 STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 7
================================================================================

  NAF VPS II           NAF VPS II        NAF VPS II          NAF VPS II          NAF VPS II                           American
   INVESCO          Neuberger Berman    Goldman Sachs       State Street        AG Socially         American           General
MidCap Growth         MidCap Value        Large Cap          Large Cap          Responsible          General        Domestic Bond
    Fund                  Fund           Growth Fund         Value Fund            Fund           Balanced Fund          Fund
 Division 37           Division 38       Division 39        Division 40         Division 41       Division 42/(1)/ Division 43/(1)/
-------------       ----------------    --------------      -------------       -------------     ---------------- ----------------
$  12,309,083        $  26,474,746      $   22,683,579      $   5,977,085       $  13,223,667     $         --     $         --
      156,349              605,829              55,439             47,276               3,415               --               --
     (156,551)            (606,673)            (56,073)           (47,345)             (3,573)              --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   6,675,164        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
       13,454                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   6,688,618        $  19,062,041      $   19,606,674      $   2,203,737       $   6,665,782     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    5,620,263            7,411,861           3,076,271          3,773,279           6,557,727               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  12,308,881        $  26,473,902      $   22,682,945      $   5,977,016       $  13,223,509     $         --     $         --
-------------        -------------      --------------      -------------       -------------     ------------     ------------

   NAF VPS II         NAF VPS II          NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive       AG Moderate       AG Conservative                            Vanguard      LifeStrategy    LifeStrategy
Growth Lifestyle    Growth Lifestyle    Growth Lifestyle    T. Rowe Price        LifeStrategy      Moderate      Conservative
     Fund                Fund                Fund           Small Cap Fund        Growth Fund     Growth Fund     Growth Fund
  Division 48         Division 49         Division 50       Division 51/(1)/      Division 52     Division 53     Division 54
----------------    ----------------    ----------------    ----------------    --------------  --------------   --------------
$  15,077,758        $  23,985,106      $   13,809,639      $          --       $  38,572,241     $ 43,200,815     $  7,711,045
       61,487               58,637              10,335                 --             165,123          120,435           12,701
      (61,839)             (59,206)            (10,518)                --            (165,264)        (120,495)         (12,730)
-------------        -------------      --------------      -------------       -------------     ------------     ------------
   15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------



$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
           --                   --                  --                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$   8,100,224        $  17,318,033      $    7,284,721      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------
    6,977,182            6,666,504           6,524,735                 --                  --               --               --
-------------        -------------      --------------      -------------       -------------     ------------     ------------
$  15,077,406        $  23,984,537      $   13,809,456      $          --       $  38,572,100     $ 43,200,755     $  7,711,016
-------------        -------------      --------------      -------------       -------------     ------------     ------------


                                                             INVESCO          Warburg Pincus         MAS
NAF VPS II AG         NAF VPS II AG                          Blue Chip        Small Company     Mid Cap Growth     Evergreen
Strategic Bond       High Yield Bond         Janus          Growth Fund,       Growth Fund,       Portfolio,     Special Equity
   Fund                   Fund               Fund          Investor Class      Common Class     Adviser Class    Fund, Class A
 Division 59           Division 60        Division 61        Division 62       Division 63       Division 64      Division 65
--------------      ----------------     -------------     ---------------    ----------------  ---------------  ---------------
$   5,843,370        $   5,456,638      $    3,131,422      $     805,081       $     440,647     $    561,749     $  130,578
       (3,167)              14,106             159,788             16,880              23,412          112,188          2,741
        3,145              (14,126)           (160,032)           (16,968)            (22,037)        (112,186)        (2,760)
-------------        -------------      --------------      -------------       -------------     ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
-------------        -------------      --------------      -------------       -------------     ------------     ----------



$     398,551        $     477,488      $    3,131,178      $     804,993       $     442,022     $    561,751     $  130,559
           --                   --                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$     398,551        $     477,488      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------
    5,444,797            4,979,130                  --                 --                 --                --             --
-------------        -------------      --------------      -------------       ------------      ------------     ----------
$   5,843,348        $   5,456,618      $    3,131,178      $     804,993       $    442,022      $    561,751     $  130,559
-------------        -------------      --------------      -------------       ------------      ------------     ----------

--------------------------------------------------------------------------------

================================================================================
 8                STATEMENT OF NET ASSETS - DECEMBER 31, 2000
================================================================================

                                                                         Sit             Sit                           Ariel
                                                                      Small Cap      Mid Cap Growth     Ariel       Appreciation
                                                                     Growth Fund         Fund           Fund           Fund
                                                                     Division 66     Division 67    Division 68     Division 69
                                                                   --------------  --------------  --------------  --------------
ASSETS:
Investment in shares of mutual funds, at market ................   $    454,301    $    235,495    $    177,526     $  209,603
Balance due from (to) VALIC general account ....................         20,475          24,338          13,270         18,842
Receivable (payable) for mutual fund sales (purchases) .........        (20,496)        (24,350)        (13,296)       (18,861)
                                                                   --------------  --------------  --------------  --------------
NET ASSETS .....................................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (net of applicable
 contract loans - partial withdrawals with right of reinvestment)  $    454,280    $    235,483    $    177,500     $  209,584
Reserves for annuity contracts on benefit ......................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES ..................................   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------
CAPITAL SURPLUS ................................................             --              --              --             --
                                                                   --------------  --------------  --------------  --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ..............   $    454,280    $    235,483    $    177,500     $  209,584
                                                                   --------------  --------------  --------------  --------------


















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                  STATEMENT OF NET ASSETS - DECEMBER 31, 2000                 9
================================================================================

                                    NAF VPS I        NAF VPS I
                   Dreyfus        T. Rowe Price    T. Rowe Price
   Lou Holland    Basic GNMA        Blue Chip     Health Sciences
   Growth Fund      Fund           Growth Fund         Fund
   Division 70     Division 71     Division 72      Division 73
 --------------  --------------  --------------  --------------
  $    151,871   $    885,006    $  1,266,300    $   3,497,692
        51,683          2,027          10,547          327,129
      (57,734)         (2,051)        (10,661)        (327,393)
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------


  $   145,820    $    884,982    $  1,266,186    $   3,497,428
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------
            -               -               -                -
 --------------  --------------  --------------  --------------
  $   145,820    $    884,982    $  1,266,186    $   3,497,428
 --------------  --------------  --------------  --------------












--------------------------------------------------------------------------------

================================================================================
 10       STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================



                                                                             NAF VPS I                        NAF VPS I
                                                                   AG Capital Conservation Fund         AG 1 Money Market Fund
                                                                 -------------------------------    -------------------------------
                                                                  Division 1        Division 7        Division 2        Division 6
                                                                 --------------   --------------    --------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ...................................  $   314,005      $  3,154,950      $   275,602     $   25,809,466
                                                                 --------------   --------------    --------------   --------------

EXPENSES:
Mortality and expense risk charge .............................       46,789           465,425           47,019          4,286,808
Reimbursement of expenses .....................................           --                --               --                 --
                                                                 --------------   --------------    --------------   --------------
  Net expenses ................................................       46,789           465,425           47,019          4,286,808
                                                                 --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................      267,216         2,689,525          228,583         21,522,658
                                                                 --------------   --------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments .......................     (102,056)         (900,335)              --                 --
Capital gains distributions from mutual funds .................           --                --               --                 --

Net unrealized appreciation (depreciation)
  of investments during the period.............................      132,114         1,907,630               --                 --
                                                                 --------------   --------------    --------------   --------------
Net realized and unrealized gain (loss) on investments ........       30,058         1,007,295               --                 --
                                                                 --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................  $   297,274      $  3,696,820      $   228,583      $  21,522,658
                                                                 ==============   ==============    ==============   ==============

                                                                            NAF VPS I       NAF VPS I AG
                                                         NAF VPS I AG       AG Social       International      NAF VPS I
                                                         International      Awareness         Government      AG Small Cap
                                                         Equities Fund        Fund            Bond Fund       Index Fund
                                                          Division 11        Division 12      Division 13      Division 14
                                                         --------------   --------------    -------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $   1,689,577    $   4,735,031     $  3,043,898    $   2,780,811
                                                         --------------   --------------    -------------   --------------
EXPENSES:
Mortality and expense risk charge ....................       1,510,075        5,765,298        1,220,744        2,371,459
Reimbursement of expenses ............................              --               --               --               --
                                                         --------------   --------------    -------------   --------------
   Net expenses ......................................       1,510,075        5,765,298        1,220,744        2,371,459
                                                         --------------   --------------    -------------   --------------
NET INVESTMENT INCOME (LOSS) .........................         179,502       (1,030,267)       1,823,154          409,352
                                                         --------------   --------------    -------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............       3,225,740       24,019,324      (10,488,454)      10,330,744
Capital gains distributions from mutual funds ........      15,426,095       12,382,615          440,982       27,771,111
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (48,585,868)    (103,242,859)       1,075,379      (49,440,681)
                                                         --------------   --------------    -------------   --------------
Net realized and unrealized gain (loss) on investments     (29,934,033)     (66,840,920)      (8,972,093)     (11,338,826)
                                                         --------------   --------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (29,754,531)   $ (67,871,187)    $ (7,148,939)   $ (10,929,474)
                                                         ==============   ==============    =============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000       11
================================================================================

       NAF VPS I AG      NAF VPS I AG      NAF VPS I AG
      MidCap Index    Asset Allocation     Government                                NAF VPS I AG
         Fund              Fund          Securities Fund                           Stock Index Fund
                                                         --------------------------------------------------------------------
      Division 4        Division 5         Division 8     Division 10A      Division 10B      Division 10C      Division 10D
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $   8,553,498     $  7,608,739     $   5,106,143     $   4,178,707     $    296,359      $   38,428,231    $     444,552
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

        9,213,690        2,353,858           839,538         5,341,209          219,724          44,286,909          528,065
                -                -                 -                 -          (37,886)                  -                -
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        9,213,690        2,353,858           839,538         5,341,209          181,838          44,286,909          528,065
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
        (660,192)        5,254,881         4,266,605        (1,162,502)         114,521          (5,858,678)         (83,513)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       36,259,218        9,998,010       (1,248,563)        58,100,954        4,671,415         134,471,258        8,620,639
      218,281,975       18,226,112                 -        12,965,173          976,822         117,452,887        1,267,724

     (122,677,101)     (41,598,665)         6,463,950     (249,839,012)      (8,576,276)       (602,906,183)     (14,070,038)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      131,864,092      (13,374,543)         5,215,387     (178,772,885)      (2,928,039)       (350,982,038)      (4,181,675)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $  131,203,900    $ (8,119,662)    $    9,481,992    $(179,935,387)    $  (2,813,518)    $ (356,840,716)   $  (4,265,188)
    ==============    =============    ==============    ==============    ==============    ==============    ==============


                                          NAF VPS I                                           NAF VPS I         NAF VPS I
                                        T. Rowe Price     NAF VPS I                           American           American
       NAF VPS I         NAF VPS I        Science &        Founders/         Templeton         Century            Century
      Core Equity       AG Growth &      Technology      T. Rowe Price     Asset Strategy    International        Income &
         Fund           Income Fund         Fund         Small Cap Fund     Fund, Class 1     Growth Fund        Growth Fund
      Division 15       Division 16      Division 17      Division 18        Division 19      Division 20        Division 21
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
    $     755,611     $  2,026,112     $           -     $     509,684     $   7,315,095     $  15,434,819     $     929,912
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       10,926,342        2,985,096        35,203,677         9,820,666         3,604,645         8,814,832         2,836,422
                -                -                 -        (1,336,346)                -                 -          (568,145)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
       10,926,342        2,985,096        35,203,677         8,484,320         3,604,645         8,814,832         2,268,277
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
      (10,170,731)        (958,984)      (35,203,677)       (7,974,636)        3,710,450         6,619,987        (1,338,365)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------


       75,965,323       19,323,823        82,098,661       286,794,458         2,341,007       (14,071,384)      (15,637,390)
      332,545,055       52,044,120       655,556,584                 -        50,257,931        90,908,468         1,741,982

    (475,687,298)     (107,083,342)   (2,085,361,983)     (215,000,925)      (59,158,641)     (124,968,633)        6,520,778
    --------------    -------------    --------------    --------------    --------------    --------------    --------------
     (67,176,920)      (35,715,399)   (1,347,706,738)       71,793,533        (6,559,703)      (48,131,549)       (7,374,630)
    --------------    -------------    --------------    --------------    --------------    --------------    --------------

    $(77,347,651)    $ (36,674,383)  $(1,382,910,415)    $  63,818,897      $ (2,849,253)   $  (41,511,562)     $ (8,712,995)
    ==============    =============    ==============    ==============    ==============    ==============    ==============

================================================================================
 12        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                            Vanguard       Vanguard                        Vanguard
                                                            Long-Term      Long-Term        Vanguard      Wellington
                                                         Corporate Fund  Treasury Fund   Windsor II Fund     Fund
                                                          Division 22     Division 23      Division 24    Division 25
                                                         --------------  -------------   ---------------  -----------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $  4,687,166    $  9,031,802    $ 15,970,629     $20,386,708
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................        803,190       1,836,235       8,213,529       6,462,377
Reimbursement of expenses ............................       (163,543)       (369,492)             --              --
                                                         ------------    ------------    ------------     -----------
  Net expenses .......................................        639,647       1,466,743       8,213,529       6,462,377
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................      4,047,519       7,565,059       7,757,100      13,924,331
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments ..............     (1,893,045)     (3,383,592)    (12,910,069)     (3,860,826)
Capital gains distributions from mutual funds ........             --              --      32,626,441      27,960,932
Net unrealized appreciation (depreciation)
  of investments during the period ...................      4,808,488      21,896,610      68,985,834       7,788,693
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................      2,915,443      18,513,018      88,702,206      31,888,799
                                                         ------------    ------------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................   $  6,962,962    $ 26,078,077    $ 96,459,306     $45,813,130
                                                         ============    ============    ============     ===========

                                                                            American       NAF VPS II
                                                           NAF VPS II       General        J.P. Morgan    NAF VPS II
                                                          International  International      Small Cap     Small Cap
                                                           Growth Fund     Value Fund      Growth Fund    Value Fund
                                                           Division 33   Division 34/(1)/  Division 35    Division 36
                                                         --------------  -------------   --------------   ------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................   $     40,235    $         --    $          8     $    79,681
                                                         ------------    ------------    ------------     -----------
EXPENSES:
Mortality and expense risk charge ....................         18,966          21,586         104,581           4,699
Reimbursement of expenses ............................         (5,832)         (5,540)        (37,909)         (1,293)
                                                         ------------    ------------    ------------     -----------
   Net expenses ......................................         13,134          16,046          66,672           3,406
                                                         ------------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................         27,101         (16,046)        (66,664)         76,275
                                                         ------------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on investments ..............        362,225       1,597,288       1,181,503          30,739
Capital gains distributions from mutual funds ........      1,038,404              --       2,952,973         783,564
Net unrealized appreciation (depreciation)
   of investments during the period ..................     (2,987,949)     (3,144,623)    (10,982,458)        231,053
                                                         ------------    ------------    ------------     -----------
Net realized and unrealized gain (loss) on
  investments.........................................     (1,587,320)     (1,547,335)     (6,847,982)      1,045,356
                                                         ------------    ------------    ------------     -----------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $ (1,560,219)   $ (1,563,381)   $ (6,914,646)    $ 1,121,631
                                                         ============    ============    ============     ===========

(1) For the period January 1, 2000 to December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000        13
================================================================================

     Putnam          Putnam OTC &                          Neuberger &          NAF VPS I
      New              Emerging            Putnam            Berman             Founders          American         Templeton
 Opportunities       Growth Fund,      Global Growth     Guardian Trust         Large Cap         Century        Foreign Fund,
 Fund, Class A         Class A         Fund, Class A          Fund             Growth Fund       Ultra Fund         Class A
  Division 26        Division 27        Division 28      Division 29/(1)/      Division 30       Division 31      Division 32
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
$             4    $            --    $            --    $        195,462    $            --    $          --    $   7,011,336
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     15,020,448          7,247,846          7,248,424             651,638         11,212,258       14,272,668        3,969,270
     (3,016,698)        (1,490,145)        (1,431,599)           (129,964)        (2,268,396)      (2,834,588)        (800,613)
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
     12,003,750          5,757,701          5,816,825             521,674          8,943,862       11,438,080        3,168,657
---------------    ---------------    ---------------    ----------------    ---------------     ------------    -------------
    (12,003,746)        (5,757,701)        (5,816,825)           (326,212)        (8,943,862)     (11,438,080)       3,842,679
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------


     17,925,902         57,145,172         15,982,512         (15,117,116)      (216,810,934)       8,903,482       (6,285,406]
    145,256,703        102,244,084         89,778,642                  --        151,256,167      132,737,069        6,419,696

   (545,316,085)      (591,471,443)      (318,770,444)         13,300,805       (215,970,656)    (402,772,564)     (19,720,657)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------
   (382,133,480)      (432,082,187)      (213,009,290)         (1,816,311)      (281,525,423)    (261,132,013)     (19,586,367)
---------------    ---------------    ---------------    ----------------    ---------------    -------------    -------------

$  (394,137,226)  $   (437,839,888)   $  (218,826,115)   $     (2,142,523)    $ (290,469,285)   $(272,570,093)   $ (15,743,688)
===============   ================    ===============    ================     ==============    =============    =============

                     NAF VPS II
   NAF VPS II        Neuberger          NAF VPS II          NAF VPS II         NAF VPS II                            American
    INVESCO            Berman          Goldman Sachs       State Street        AG Socially         American           General
 MidCap Growth      MidCap Value         Large Cap          Large Cap          Responsible         General         Domestic Bond
     Fund               Fund            Growth Fund         Value Fund            Fund          Balanced Fund          Fund
  Division 37        Division 38        Division 39         Division 40        Division 41      Division 42/(1)/  Division 43/(1)/
---------------    ---------------    ---------------    ----------------    ---------------    ---------------  -----------------
$        10,606    $        45,583    $         5,001     $        56,169    $       149,662    $       251,740    $       104,913
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

         25,117             35,109            129,648              11,715             39,752             32,645              5,270
         (7,014)           (12,253)           (50,519)             (3,272)           (14,430)           (10,197)            (1,503)
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         18,103             22,856             79,129               8,443             25,322             22,448              3,767
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
         (7,497)            22,727            (74,128)             47,726            124,340            229,292            101,146
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------


        666,462            355,880          1,041,257              67,479            361,444          1,082,927            (33,631)
      3,025,026            834,182          1,185,930              54,370            147,436                 --                 --

     (4,331,987)         2,176,277         (8,586,198)            150,700         (1,897,535)        (1,155,747)           110,710
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------
       (640,499)         3,366,339         (6,359,011)            272,549         (1,388,655)           (72,820)            77,079
---------------    ---------------    ---------------    ----------------    ---------------    ---------------    ---------------

$      (647,996)   $     3,389,066    $    (6,433,139)   $        320,275    $    (1,264,315)   $       156,472   $        178,225
===============    ===============    ===============    ================    ===============    ===============   ================

================================================================================
14        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                                NAF VPS I
                                                               NAF VPS II        Putnam          NAF VPS I AG           Janus
                                                               AG 2 Money     Opportunities      Nasdaq-100(R)         Adviser
                                                               Market Fund        Fund            Index Fund        Worldwide Fund
                                                               Division 44    Division 45/(2)/   Division 46/(2)/   Division 47/(2)/
                                                               -----------    ----------------   ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................    $ 1,119,513       $        --      $       621         $   10,632
                                                               -----------       -----------      -----------         ----------
EXPENSES:

Mortality and expense risk charge .........................        121,874                36            1,007                938
Reimbursement of expenses .................................        (32,048)               --               --               (189)
                                                               -----------       -----------      -----------         ----------
   Net expenses............................................         89,826                36            1,007                749
                                                               -----------       -----------      -----------         ----------
NET INVESTMENT INCOME (LOSS) ..............................      1,029,687               (36)            (386)             9,883
                                                               -----------       -----------      -----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments ...................             --           (13,049)         (61,806)            (5,089)
Capital gains distributions from mutual funds .............             --                --               --                 --
Net unrealized appreciation (depreciation)
  of investments during the period ........................             --             2,038         (210,723)           (79,079)
                                                               -----------       -----------      -----------         ----------
Net realized and unrealized gain (loss) on investments.....             --           (11,011)        (272,529)           (84,168)
                                                               -----------       -----------      -----------         ----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................    $ 1,029,687       $   (11,047)     $  (272,915)        $  (74,285)
                                                               ===========       ===========      ===========         ==========

                                                               Evergreen        Evergreen
                                                                Small Cap       Growth and          Evergreen         NAF VPS II AG
                                                               Value Fund,     Income Fund,        Value Fund,         Core Bond
                                                                 Class A          Class A            Class A              Fund
                                                               Division 55      Division 56        Division 57         Division 58
                                                              -------------    -------------       ------------       -------------
INVESTMENT INCOME:

Dividends from mutual funds ...............................     $      --        $      --          $     984         $ 338,472
                                                                ---------       ----------          ---------         ---------

EXPENSES:

Mortality and expense risk charge .........................         1,218              210                762             1,455
Reimbursement of expenses .................................          (242)             (45)              (153)             (469)
                                                                ---------       ----------          ---------         ---------
   Net expenses ...........................................           976              165                609               986
                                                                ---------       ----------          ---------         ---------
NET INVESTMENT INCOME (LOSS) ..............................          (976)            (165)               375           337,486
                                                                ---------       ----------          ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain (loss) on investments ...................            67             (558)              (249)           (7,937)
Capital gains distributions from mutual funds .............            --            6,315             19,816                --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        46,208           (7,991)           (14,803)          131,294
                                                                ---------       ----------          ---------         ---------
Net realized and unrealized gain (loss) on investments.....        46,275           (2,234)             4,764           123,357
                                                                ---------       ----------          ---------         ---------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $  45,299       $   (2,399)         $   5,139         $ 460,843
                                                                =========       ==========          =========         =========

(1) For the period October 2, 2000 to December 31, 2000.
(2) For the period December 8, 2000 to December 31, 2000.
(3) For the period January 1, 2000 to December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
      STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000         15
================================================================================

    NAF VPS II          NAF VPS II             NAF VPS II                                               Vanguard        Vanguard
  AG Aggressive         AG Moderate          AG Conservative                           Vanguard       LifeStrategy    LifeStrategy
Growth Lifestyle     Growth Lifestyle       Growth Lifestyle       T. Rowe Price     LifeStrategy       Moderate      Conservative
     Fund                  Fund                  Fund              Small Cap Fund     Growth Fund     Growth Fund     Growth Fund
 Division 48           Division 49            Division 50          Division 51/(3)/   Division 52     Division 53     Division 54
----------------     ----------------       ----------------       --------------    ------------     -----------     ------------
$     522,205        $     764,123          $      507,545         $          --     $    903,350     $ 1,463,976     $    322,210
-------------        -------------          --------------         -------------     ------------     -----------     ------------

       35,188               56,987                  35,374               106,782          312,917         344,759           62,795
      (11,785)             (21,034)                (10,828)                   --           (7,173)         (5,358)          (1,288)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
       23,403               35,953                  24,546               106,782          305,744         339,401           61,507
-------------        -------------          --------------         -------------     ------------     -----------     ------------
      498,802              728,170                 482,999              (106,782)         597,606       1,124,575          260,703
-------------        -------------          --------------         -------------     ------------     -----------     ------------

      453,832              408,344                   2,865             2,438,101          310,729         186,756           20,643
    2,545,203            2,213,072                 870,597                    --          247,097         282,212           69,489

   (4,489,356)          (3,707,694)             (1,061,504)           (1,008,645)      (3,523,220)     (2,413,287)        (217,338)
-------------        -------------          --------------         -------------     ------------     -----------     ------------
   (1,490,321)          (1,086,278)               (188,042)            1,429,456       (2,965,394)     (1,944,319)        (127,206)
-------------        -------------          --------------         -------------     ------------     -----------     ------------

$    (991,519)       $    (358,108)         $      294,957         $   1,322,674     $ (2,367,788)    $  (819,744)    $    133,497
=============        =============          ==============         =============     ============     ===========     ============


                                                         INVESCO        Warburg Pincus            MAS
NAF VPS II AG     NAF VPS II AG                         Blue Chip        Small Company      Mid Cap Growth        Evergreen
Strategic Bond   High Yield Bond       Janus           Growth Fund       Growth Fund,          Portfolio,      Special Equity
    Fund              Fund             Fund           Investor Class     Common Class         Adviser Class      Fund, Class A
 Division 59       Division 60     Division 61/(2)/   Division 62/(2)/  Division 63/(2)/    Division 64/(2)/     Division 65/(2)/
--------------   ---------------   ----------------   ---------------- -----------------   -----------------  -------------------
$      503,121   $       653,880   $       21,854     $          --    $         --        $            --     $             --
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------

           997             2,196            1,242               393              145                   218                   54
          (349)             (529)            (250)              (79)             (29)                  (44)                 (11)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
           648             1,667              992               314              116                   174                   43
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
       502,473           652,213           20,862              (314)            (116)                 (174)                 (43)
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------


        (6,438)          (21,091)              --           (19,961)          (1,096)               (7,663)                  --
            --                --          151,686                --               --                57,438                   --

      (373,402)         (969,410)        (348,686)         (124,719)         (10,482)              (77,907)                 754
--------------   ---------------   --------------     -------------    -------------       ---------------     ----------------
      (379,840)         (990,501)        (197,000)         (144,680)         (11,578)              (28,132)                 754
---------------  ---------------   --------------     -------------    -------------       ---------------     ----------------

$      122,633   $      (338,288)  $     (176,138)    $    (144,994)   $     (11,694)      $       (28,306)    $            711
==============   ===============   ==============     =============    =============       ===============     ================

================================================================================
 16   STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                   Sit               Sit                                  Ariel
                                                               Small Cap       Mid Cap Growth        Ariel            Appreciation
                                                              Growth Fund            Fund             Fund                Fund
                                                            Division 66/(1)/   Division 67/(1)/  Division 68/(1)/   Division 69/(1)/
                                                            ----------------   ----------------  ----------------   ----------------
INVESTMENT INCOME:

Dividends from mutual funds................................  $           --    $            --    $           --     $           --
                                                             --------------    ---------------    --------------     --------------

EXPENSES:

Mortality and expense risk charge..........................             186                107                49                 74
Reimbursement of expenses..................................             (37)               (21)              (10)               (15)
                                                             --------------    ---------------    --------------     --------------
  Net expenses.............................................             149                 86                39                 59
                                                             --------------    ---------------    --------------     --------------
NET INVESTMENT INCOME (LOSS)...............................            (149)               (86)              (39)               (59)
                                                             --------------    ---------------    --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain (loss) on investments....................             (25)            (2,492)               --             (1,377)
Capital gains distributions from mutual funds..............              --                 --                --                 --
Net unrealized appreciation (depreciation)
  of investments during the period.........................          (9,732)            (7,885)            7,203              9,928
                                                             --------------    ---------------    --------------     --------------
Net realized and unrealized gain (loss) on investments.....          (9,757)           (10,377)            7,203              8,551
                                                             --------------    ---------------    --------------     --------------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................................  $       (9,906)   $       (10,463)   $        7,164     $        8,492
                                                             ==============    ===============    ==============     ==============

(1) For the period December 8, 2000 to December 31, 2000.
(2) For the period November 1, 2000 to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
            STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000   17
================================================================================

                                           NAF VPS I           NAF VPS I
                        Dreyfus          T. Rowe Price       T. Rowe Price
  Lou Holland          Basic GNMA          Blue Chip        Health Sciences
  Growth Fund             Fund            Growth Fund            Fund
Division 70/(1)/    Division 71/(1)/    Division 72/(2)/    Division 73/(2)/
----------------    ----------------    ----------------    ----------------
$           --      $        1,440      $        1,058      $        2,704
--------------      --------------      --------------      --------------


            35                 302                 357                 963
            (7)                (62)                 --                  --
--------------      --------------      --------------      --------------
            28                 240                 357                 963
--------------      --------------      --------------      --------------
           (28)              1,200                 701               1,741
--------------      --------------      --------------      --------------



            --                  36                (204)                 --
         6,073                  --                  --                  --

        (7,244)              2,517             (24,288)             80,133
--------------      --------------      --------------      --------------
        (1,171)              2,553             (24,492)             80,133
--------------      --------------      --------------      --------------


$       (1,199)     $        3,753      $      (23,791)     $       81,874
==============      ==============      ==============      ==============

--------------------------------------------------------------------------------

================================================================================
 18            STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                         NAF VPS I AG                    NAF VPS I AG
                                                                   Capital Conservation Fund       Capital Conservation Fund
                                                                          Division 1                      Division 7
                                                                  ----------------------------    ----------------------------
                                                                    For the         For the         For the         For the
                                                                   Year Ended      Year Ended      Year Ended      Year Ended
                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
OPERATIONS:

Net investment income (loss) ...................................  $    267,216    $    314,033    $  2,689,525    $  3,026,245
Net realized gain (loss) on investments ........................      (102,056)        (76,164)       (900,335)          8,827
Capital gains distributions from mutual funds ..................            --              --              --              --
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................       132,114        (326,155)      1,907,630      (3,853,099)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets resulting from operations ....       297,274         (88,286)      3,696,820        (818,027)
                                                                  ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:

Purchase payments ..............................................        42,864          28,773       3,322,698       5,665,099
Surrenders of accumulation units
   by terminations and withdrawals .............................      (659,552)       (602,665)     (4,935,566)     (5,161,343)
Annuity benefit payments .......................................          (532)           (539)             --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net ........................................      (265,299)       (433,773)     (6,652,164)     (8,133,261)
                                                                  ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................      (882,519)     (1,008,204)     (8,265,032)     (7,629,505)
                                                                  ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      (585,245)     (1,096,490)     (4,568,212)     (8,447,532)

NET ASSETS:

Beginning of period ............................................     5,203,303       6,299,793      51,524,008      59,971,540
                                                                  ------------    ------------    ------------    ------------
End of period ..................................................  $  4,618,058    $  5,203,303    $ 46,955,796    $ 51,524,008
                                                                  ============    ============    ============    ============

                                                                  December 31,    December 31,    December 31,    December 31,
                                                                      2000            1999            2000            1999
                                                                  ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:

Standard units .................................................     1,162,015       1,415,413      20,656,355      24,749,727
Enhanced units:
   20 bp reduced ...............................................            --              --         241,853          95,480
   40 bp reduced ...............................................            --              --         200,998         194,756
                                                                  ------------    ------------    ------------    ------------
ACCUMULATION AT UNITS END OF PERIOD ............................     1,162,015       1,415,413      21,099,206      25,039,963
                                                                  ============    ============    ============    ============

ACCUMULATION VALUE PER UNIT:

Standard unit ..................................................  $   3.970544    $   3.673180    $   2.223456    $   2.056559
Enhanced unit:
   20 bp reduced ...............................................            --              --        2.288070        2.112183
   40 bp reduced ...............................................            --              --        2.357853        2.172271

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                                STATEMENTS OF CHANGES IN NET ASSETS          19
================================================================================

       NAF VPS I AG 1                   NAF VPS I AG 1                    NAF VPS I AG                      NAF VPS I AG
     Money Market Fund                 Money Market Fund                MidCap Index Fund               Asset Allocation Fund
        Division 2                        Division 6                       Division 4                        Division 5
-----------------------------    ------------------------------   ------------------------------    ------------------------------
  For the          For the         For the           For the        For the           For the         For the           For the
 Year Ended       Year Ended      Year Ended        Year Ended     Year Ended        Year Ended      Year Ended        Year Ended
December 31,     December 31,    December 31,      December 31,   December 31,      December 31,    December 31,      December 31,
    2000             1999            2000              1999           2000              1999            2000              1999
-----------------------------    ------------------------------   ------------------------------    ------------------------------
$     228,583    $    162,374    $  21,522,658    $  13,158,073   $    (660,192)   $   1,205,309)   $   5,254,881    $   4,363,782
           --              --               --               --      36,259,218       54,717,361        9,998,010        4,428,516
           --              --               --               --     218,281,975      194,003,989       18,226,112        4,417,585

           --              --               --               --    (122,677,101)    (141,415,147)     (41,598,665)      11,930,044
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      228,583         162,374       21,522,658       13,158,073     131,203,900      106,100,894       (8,119,662)      25,139,927
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

       33,852         139,686      148,434,751      119,148,566      55,873,374       63,479,375       13,330,260       21,853,335

     (469,439)       (275,980)     (99,415,922)     (66,195,806)    (69,363,660)     (51,522,548)     (19,851,542)     (17,081,242)
          --               --           (1,621)          (1,607)        (39,069)         (30,425)         (22,415)         (19,764)
      331,812         (44,481)     (30,658,180)     122,595,014         206,045      (91,656,730)     (25,906,569)       3,626,725
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------

     (103,775)       (180,775)      18,359,028      175,546,167     (13,323,310)     (79,730,328)     (32,450,266)       8,379,054
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
      124,808         (18,401)      39,881,686      188,704,240     117,880,590       26,370,566      (40,569,928)      33,518,981

    4,179,086       4,197,487      455,355,844      266,651,604     876,876,200      850,505,634      261,054,138      227,535,157
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
$   4,303,894    $  4,179,086    $ 495,237,530    $ 455,355,844   $ 994,756,790    $ 876,876,200    $ 220,484,210    $ 261,054,138
=============    ============    =============    =============   =============    =============    =============    =============

 December 31,    December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
     2000            1999             2000             1999            2000             1999             2000             1999
-------------    ------------    -------------    -------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      240,116,959      233,940,123     146,197,467      151,288,816       52,959,577       61,240,667

           --              --       11,188,908        9,613,663       2,040,360          523,908        1,078,319          673,135
           --              --        8,885,219        7,687,167       2,054,748        1,244,725          541,967          516,580
-------------    ------------    -------------     ------------   -------------    -------------    -------------    -------------
    1,601,984       1,632,469      260,191,086      251,240,953     150,292,575      153,057,449       54,579,863       62,430,382
=============    ============    =============     ============   =============    =============    =============    =============

$    2.686603    $   2.559979    $    1.896980    $    1.807351   $    6.604931    $    5.721920    $    4.029885    $    4.174280

           --              --         1.952578         1.856681        6.834114         5.908866         4.163168         4.303891
           --              --         2.102089         1.909470        7.088385         6.116544         4.310167         4.446999

--------------------------------------------------------------------------------

================================================================================
 20                   STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                             NAF VPS I AG                     NAF VPS I AG
                                                                      Government Securities Fund            Stock Index Fund
                                                                               Division 8                      Division 10A
                                                                    -------------------------------   -----------------------------
                                                                        For the        For the           For the        For the
                                                                      Year Ended      Year Ended        Year Ended     Year Ended
                                                                      December 31,    December 31,      December 31,   December 31,
                                                                         2000             1999             2000            1999
                                                                    -------------------------------   -----------------------------
OPERATIONS:
Net investment income (loss)......................................  $   4,266,605    $   4,586,896    $  (1,162,502)  $      44,364
Net realized gain (loss) on investments...........................     (1,248,563)         661,487       58,100,954      50,306,023
Capital gains distributions from mutual funds.....................             --               --       12,965,173       4,737,369
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      6,463,950       (9,319,026)    (249,839,012)     45,440,162
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from operations....      9,481,992       (4,070,643)    (179,935,387)    100,527,918
                                                                    --------------   --------------   --------------  -------------

PRINCIPAL TRANSACTIONS:
Purchase payments.................................................      6,735,913       11,734,225        3,294,326       2,842,259
Surrenders of accumulation units
   by terminations and withdrawals................................     (7,779,036)      (9,010,978)     (49,985,638)    (40,751,241)
Annuity benefit payments..........................................             --               --       (2,195,774)     (2,202,048)
Amounts transferred interdivision and from (to) VALIC
   general account, net...........................................    (10,154,685)     (18,810,222)     106,867,959     (18,047,475)
                                                                    --------------   --------------   --------------  -------------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................    (11,197,808)     (16,086,975)      57,980,873     (58,158,505)
                                                                    --------------   --------------   --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     (1,715,816)     (20,157,618)    (121,954,514)     42,369,413

NET ASSETS:
Beginning of period...............................................     93,304,779      113,462,397      590,123,288     547,753,875
                                                                    --------------   --------------   --------------  -------------
End of period.....................................................  $  91,588,963    $  93,304,779    $ 468,168,774   $ 590,123,288
                                                                    ==============   ==============   ==============  =============

                                                                      December 31,     December 31,     December 31,    December 31,
                                                                          2000             1999             2000            1999
                                                                    -------------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................     39,203,845       45,292,728       18,955,830     21,421,375
Enhanced units:
   20 bp reduced .................................................        824,249          243,537               --             --
   40 bp reduced .................................................        240,490          338,782               --             --
                                                                    --------------   --------------   --------------  --------------
ACCUMULATION AT UNITS END OF PERIOD ..............................     40,268,584       45,875,047       18,955,830     21,421,375
                                                                    ==============   ==============   ==============  ==============

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.272280    $    2.032753    $   24.085709   $  26.836368
Enhanced unit:
   20 bp reduced .................................................       2.338322         2.087744               --             --
   40 bp reduced .................................................       2.409621         2.147126               --             --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                       21
================================================================================


       NAF VPS I AG                        NAF VPS I AG                       NAF VPS I AG                      NAF VPS I AG
      Stock Index Fund                    Stock Index Fund                   Stock Index Fund           International Equities Fund
        Division 10B                        Division 10C                       Division 10D                     Division 11
------------------------------   ---------------------------------   -------------------------------- ------------------------------
     For the         For the          For the           For the         For the         For the         For the          For the
   Year Ended      Year Ended       Year Ended        Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
   December 31,   December 31,      December 31,      December 31,    December 31,     December 31,    December 31,    December 31,
      2000            1999             2000               1999            2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
$       114,521   $    309,409   $    (5,858,678)   $      848,688   $      (83,513)  $       4,562   $     179,502   $     277,419
      4,671,415      5,087,126       134,471,258        58,888,546        8,620,639       6,938,320       3,225,740      10,094,468
        976,822        362,359       117,452,887        36,367,266        1,267,724         471,902      15,426,095       8,117,049

     (8,576,276)     2,257,759      (602,906,183)      612,628,344      (14,070,038)      2,683,181     (48,585,868)     20,902,728
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     (2,813,518)     8,016,653      (356,840,716)      708,732,844       (4,265,188)     10,097,965     (29,754,531)     39,391,664
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

        348,753        152,691       550,630,980       544,822,404          491,129         535,672      10,904,521      11,942,025

     (4,760,119)    (4,474,719)     (332,057,103)     (226,510,857)      (4,689,054)     (4,345,956)    (13,012,564)     (9,905,756)
       (332,461)      (371,146)         (375,012)         (262,614)         (19,407)        (18,611)        (21,869)        (18,915)
     (2,539,436)      (554,251)     (157,534,704)      189,528,934       (4,829,556)     (3,390,505)    (15,301,515)    (12,646,032)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------

     (7,283,263)    (5,247,425)       60,664,161       507,577,867       (9,046,888)     (7,219,400)    (17,431,427)    (10,628,678)
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
     10,096,781)     2,769,228      (296,176,555)    1,216,310,711      (13,312,076)      2,878,565     (47,185,958)     28,762,986


     45,318,104     42,548,876     4,553,102,850     3,336,792,139       59,391,609      56,513,044     177,037,368     148,274,382
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
$    35,221,323   $ 45,318,104   $ 4,256,926,295    $4,553,102,850   $   46,079,533   $  59,391,609   $ 129,851,410   $ 177,037,368
================  ============   ================   ==============   ===============  =============== ==============  ==============

  December 31,    December 31,     December 31,      December 31,      December 31,    December 31,    December 31,    December 31,
     2000             1999             2000             1999               2000            1999            2000            1999
------------------------------   ---------------------------------   -------------------------------- ------------------------------
        868,910     1,005,615        783,994,005      766,975,696         5,062,272        5,858,523     83,339,570      94,415,343

             --            --         32,626,172       18,855,858                --               --      1,538,819         348,851
             --            --         13,545,949       11,637,991                --               --        200,791         274,636
----------------  ------------   ----------------   --------------   ---------------  --------------- --------------  --------------
        868,910     1,005,615        830,166,126      797,469,545         5,062,272        5,858,523     85,079,180      95,038,830
================  ============   ================   ==============   ===============  =============== ==============  ==============

$     38.880970   $ 43.027665    $      5.112722    $    5.696582    $     9.061153   $    10.095883  $    1.523254   $    1.860227

             --            --           5.243588         5.830950                --               --       1.557330        1.898106
             --            --           5.389938         5.981762                --               --       1.592801        1.937488

--------------------------------------------------------------------------------

================================================================================
  22                  STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                             NAF VPS I AG
                                                                           NAF VPS I AG                International Government
                                                                      Social Awareness Fund                   Bond Fund
                                                                            Division 12                      Division 13
                                                                   -------------------------------   -------------------------------
                                                                      For the          For the         For the          For the
                                                                    Year Ended        Year Ended      Year Ended       Year Ended
                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000              1999            2000             1999
                                                                   -------------------------------   -------------------------------
OPERATIONS:
Net investment income (loss)....................................   $  (1,030,267)   $  (1,053,214)   $   1,823,154   $    3,776,325
Net realized gain (loss) on investments.........................      24,019,324        8,179,859      (10,488,454)       1,059,581
Capital gains distributions from mutual funds...................      12,382,615       22,439,556          440,982          103,421
Net unrealized appreciation (depreciation) of investments
  during the period.............................................    (103,242,859)      57,407,741        1,075,379      (16,515,559)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from operations...     (67,871,187)      86,973,942       (7,148,939)     (11,576,232)
                                                                   --------------   --------------   --------------  ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments...............................................      80,603,512       94,842,943       14,147,261       21,815,358
Surrenders of accumulation units
  by terminations and withdrawals...............................     (38,400,405)     (25,298,865)     (15,614,317)      (9,363,283)
Annuity benefit payments........................................         (32,490)         (24,585)          (2,552)          (3,034)
Amounts transferred interdivision and from (to) VALIC
  general account, net..........................................     (61,467,687)      27,286,374      (26,435,013)     (22,744,405)
                                                                   --------------   --------------   --------------  ---------------
  Increase (decrease) in net assets resulting from
    principal transactions......................................     (19,297,070)      96,805,867      (27,904,621)     (10,295,364)
                                                                   --------------   --------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................     (87,168,257)     183,779,809      (35,053,560)     (21,871,596)

NET ASSETS:
Beginning of period.............................................     618,921,268      435,141,459      147,336,613      169,208,209
                                                                   --------------   --------------   --------------  ---------------
End of period...................................................   $ 531,753,011    $ 618,921,268    $ 112,283,053    $ 147,336,613
                                                                   ==============   ==============   ==============  ===============

                                                                    December 31,      December 31,    December 31,     December 31,
                                                                        2000             1999            2000             1999
                                                                   -------------------------------   -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units..................................................     130,333,155      136,226,993       71,084,248       90,136,603
Enhanced units:
   20 bp reduced................................................       4,403,285        3,028,346        1,861,115        1,058,856
   40 bp reduced................................................         653,150          631,193          292,521          308,660
                                                                   --------------   --------------   --------------  ---------------
ACCUMULATION UNITS AT END OF PERIOD.............................     135,389,590      139,886,532       73,237,884       91,504,119
                                                                   --------------   --------------   --------------  ---------------

ACCUMULATION VALUE PER UNIT:
Standard unit...................................................   $    3.921948    $    4.419383    $    1.531714   $     1.609098
Enhanced unit:
   20 bp reduced................................................        4.003679         4.502622         1.559033         1.634588
   40 bp reduced................................................        4.094876         4.596034         1.588174         1.661837

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     23
================================================================================

                                                                                                               NAF VPS I
          NAF VPS I AG                     NAF VPS I                        NAF VPS I AG                     T. Rowe Price
      Small Cap Index Fund             Core Equity Fund                 Growth & Income Fund           Science & Technology Fund
          Division 14                      Division 15                       Division 16                      Division 17
------------------------------  --------------------------------   ------------------------------ ----------------------------------
      For the       For the         For the          For the          For the         For the         For the            For the
    Year Ended     Year Ended      Year Ended       Year Ended       Year Ended      Year Ended      Year Ended        Year Ended
   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
$      409,352   $    270,564   $  (10,170,731)  $  (11,859,802)   $    (958,984)  $  (1,798,890) $   (35,203,677)  $   (19,907,095)
    10,330,744     15,168,549       75,965,323       65,180,424       19,323,823      14,837,619       82,098,661        30,613,817
    27,771,111     21,011,129      332,545,055       50,296,770       52,044,120      33,787,657      655,556,584       328,749,980

   (49,440,681)     4,167,711     (475,687,298)     (29,390,145)    (107,083,342)     13,472,567   (2,085,361,983)    1,226,217,782
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (10,929,474)    40,617,953      (77,347,651)      74,227,247      (36,674,383)     60,298,953   (1,382,910,415)    1,565,674,484
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    19,440,494     23,105,395      118,292,511      161,308,154       27,898,259      32,568,050      480,068,756       279,006,916

   (18,596,425)   (13,990,673)     (83,877,004)     (68,528,954)     (24,860,139)    (19,456,775)    (248,006,050)      (99,642,197)
       (16,992)        (8,736)         (45,378)         (35,876)         (10,470)         (6,042)        (102,119)          (48,492)
    (3,794,926)   (34,222,314)    (190,037,038)    (161,568,773)     (37,467,705)    (22,008,587)     341,461,590       309,209,056
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------

    (2,967,849)   (25,116,328)    (155,666,909)     (68,825,449)     (34,440,055)     (8,903,354)     573,422,177       488,525,283
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
   (13,897,323)    15,501,625     (233,014,560)       5,401,798      (71,114,438)     51,395,599     (809,488,238)    2,054,199,767


   241,172,296    225,670,671    1,218,662,404    1,213,260,606      336,623,510     285,227,911    3,411,442,095     1,357,242,328
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
$  227,274,973   $241,172,296   $  985,647,844   $1,218,662,404    $ 265,509,072   $ 336,623,510  $ 2,601,953,857   $ 3,411,442,095
===============  =============  ===============  ===============   ==============  ============== ================  ================

   December 31,   December 31,    December 31,     December 31,     December 31,    December 31,    December 31,       December 31,
      2000           1999            2000              1999            2000             1999           2000               1999
------------------------------  --------------------------------   ------------------------------ ----------------------------------
    90,786,183     94,031,183      397,168,720      460,108,285      110,018,242     124,329,201      594,274,024       517,699,561

     1,758,979        522,127       10,968,138        8,377,232        1,525,459         660,621       24,450,402        11,744,052
     1,437,650        949,989        2,802,135        3,034,597          745,693         704,903        4,060,355         3,286,480
---------------  -------------  ---------------  ---------------   --------------  -------------- ----------------  ----------------
    93,982,812     95,503,299      410,938,993      471,520,114      112,289,394     125,694,725      622,784,781       532,730,093
===============  =============  ===============  ===============   ==============  ============== ================  ================

$     2.413234   $   2.522643   $     2.395821   $     2.582249    $    2.362641   $    2.676995  $      4.173326   $      6.398997

      2.452120       2.558263         2.424914         2.608476         2.391488        2.704358         4.223161          6.462689
      2.495041       2.597863         2.457496         2.638280         2.423627        2.735261         4.279945          6.536543

--------------------------------------------------------------------------------

================================================================================
 24                         STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              NAF VPS I
                                                                        Founders/T. Rowe Price                 Templeton
                                                                            Small Cap Fund            Asset Strategy Fund, Class 1
                                                                              Division 18                     Division 19
                                                                    -----------------------------    -----------------------------
                                                                         For the        For the         For the          For the
                                                                       Year Ended     Year Ended       Year Ended      Year Ended
                                                                      December 31,   December 31,     December 31,    December 31,
                                                                         2000             1999             2000             1999
                                                                    -----------------------------    -----------------------------
OPERATIONS:
Net investment income (loss) .....................................  $  (7,974,636)  $  (7,408,133)   $   3,710,450   $   3,194,984
Net realized gain (loss) on investments ..........................    286,794,458      63,772,555        2,341,007      14,669,025
Capital gains distributions from mutual funds ....................           --              --         50,257,931      38,640,994
Net unrealized appreciation (depreciation) of investments
   during the period .............................................   (215,000,925)     89,787,753      (59,158,641)      4,197,098
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from operations ...     63,818,897     146,152,175       (2,849,253)     60,702,101
                                                                    -------------   -------------    -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     62,780,881      80,558,331       26,932,029      36,161,331
Surrenders of accumulation units
   by terminations and withdrawals ...............................    (63,498,704)    (48,924,631)     (25,367,938)    (21,505,474)
Annuity benefit payments .........................................        (22,669)        (17,577)         (32,299)        (25,689)
Amounts transferred interdivision and from (to) VALIC
     general account, net ........................................    (72,341,550)   (200,169,015)     (34,103,938)    (75,781,880)
                                                                    -------------   -------------    -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions ......................................    (73,082,042)   (168,552,892)     (32,572,146)    (61,151,712)
                                                                    -------------   -------------    -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     (9,263,145)    (22,400,717)     (35,421,399)       (449,611)

NET ASSETS:
Beginning of period ..............................................    779,606,198     802,006,915      323,678,396     324,128,007
                                                                    -------------   -------------    -------------   -------------
End of period ....................................................  $ 770,343,053   $ 779,606,198    $ 288,256,997   $ 323,678,396
                                                                    =============   =============    =============   =============

                                                                      December 31,    December 31,    December 31,    December 31,
                                                                         2000            1999             2000            1999
                                                                    --------------  --------------   -------------   -------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    314,734,469     351,855,473      120,660,042     137,266,658
Enhanced units:
   20 bp reduced .................................................      4,699,805       2,046,085        1,210,593         485,669
   40 bp reduced .................................................     25,448,674      23,669,214       18,398,345      18,489,196
                                                                    -------------   -------------    -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD ..............................    344,882,948     377,570,772      140,268,980     156,241,523
                                                                    -------------   -------------    -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................  $    2.225883   $    2.059431    $    2.038817   $    2.058095
Enhanced unit:
   20 bp reduced .................................................       2.262908        2.089527         2.086539        2.102090
   40 bp reduced .................................................       2.310234        2.128984         2.139068        2.150733


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                    STATEMENTS OF CHANGES IN NET ASSETS                      25
================================================================================


          NAF VPS I                         NAF VPS I
 American Century International         American Century                    Vanguard                         Vanguard
         Growth Fund                  Income & Growth Fund           Long-Term Corporate Fund         Long-Term Treasury Fund
         Division 20                      Division 21                      Division 22                       Division 23
------------------------------- -------------------------------   -----------------------------     -----------------------------
   For the        For the           For the         For the          For the          For the          For the         For the
  Year Ended     Year Ended       Year Ended       Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
 December 31,   December 31,     December 31,     December 31,    December 31,     December 31,     December 31,     December 31,
    2000           1999              2000            1999             2000            1999              2000             1999
------------------------------- -------------------------------   -----------------------------     -----------------------------
$   6,619,987  $   11,247,994   $ (1,338,365)    $    2,202,593    $  4,047,519   $   3,751,628     $   7,565,059    $    7,007,754
  (14,071,384)     48,058,679    (15,637,390)         3,895,314      (1,893,045)       (398,632)       (3,383,592)         (687,054)
   90,908,468      71,597,060      1,741,982          6,380,872               -         410,483                 -         1,589,174

 (124,968,633)     22,890,344      6,520,778           (283,526)      4,808,488      (8,721,370)       21,896,610       (21,800,390)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
  (41,511,562)    153,794,077     (8,712,995)        12,195,253       6,962,962      (4,957,891)       26,078,077       (13,890,516)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

   63,464,773      86,045,632     39,379,704         54,245,118      12,239,675      20,898,993        28,499,545        46,110,281

  (57,585,341)    (46,576,624)   (22,362,774)       (13,753,656)     (6,516,431)     (3,914,976)      (12,946,151)       (8,715,834)
      (23,913)        (11,559)        (4,969)            (4,562)         (3,165)         (2,439)             (545)             (761)
 (131,596,798)   (143,595,363)     7,931,951        (53,742,268)     (6,493,340)     (3,549,583)       12,914,750          (436,765)
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------

 (125,741,279)   (104,137,914)    24,943,912        (13,255,368)       (773,261)     13,431,995        28,467,599        36,956,921
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
 (167,252,841)     49,656,163     16,230,917         (1,060,115)      6,189,701       8,474,104        54,545,676        23,066,405


  819,152,366     769,496,203    246,908,393        247,968,508      68,438,756      59,964,652       142,318,611       119,252,206
-------------  --------------   ------------     --------------    ------------   -------------     -------------    --------------
$ 651,899,525  $  819,152,366   $263,139,310     $  246,908,393    $ 74,628,457   $  68,438,756     $ 196,864,287    $  142,318,611
=============  ==============   ============     ==============    ============   =============     =============    ==============

 December 31,    December 31,     December 31,    December 31,     December 31,    December 31,     December 31,    December 31,
     2000            1999            2000             1999             2000          1999               2000            1999
-----------------------------     -----------------------------    ----------------------------     ------------------------------
  307,144,232     372,176,780      158,568,077      146,888,390     48,181,776      49,616,245       127,031,428        110,102,115

    4,203,091       2,084,490        9,899,817        6,367,461      4,636,431       4,060,325        10,177,993          7,578,682
   19,499,174      19,529,937        2,733,233        2,230,357      3,872,413       3,874,406         1,825,127          1,466,945
-------------   -------------   --------------   --------------  -------------     -----------      ------------   ----------------
  330,846,497     393,791,207      171,201,127      155,486,208     56,690,620      57,550,976       139,034,548        119,147,742
=============   =============   ==============   ==============  =============     ===========      ============   ================

$    1.946441   $    2.076148   $     1.532152   $     1.584519  $    1.304716     $  1.179657      $   1.411710   $       1.191635

     1.996414        2.105759         1.573406         1.623952       1.352639        1.220562          1.450825           1.222216
     2.031378        2.138370         1.621397         1.670148       1.407668        1.267698          1.494066           1.256142



-------------------------------------------------------------------------------

================================================================================
 26             STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            Vanguard                           Vanguard
                                                                         Windsor II Fund                    Wellington Fund
                                                                           Division 24                        Division 25
                                                                  -----------------------------     -----------------------------
                                                                     For the          For the          For the           For the
                                                                   Year Ended       Year Ended       Year Ended       Year Ended
                                                                  December 31,     December 31,     December 31,     December 31,
                                                                      2000             1999             2000             1999
                                                                  -----------------------------     -----------------------------
OPERATIONS:
Net investment income (loss) .................................... $   7,757,100   $   8,388,243     $  13,924,331   $  14,109,155
Net realized gain (loss) on investments .........................   (12,910,069)      6,166,843        (3,860,826)      1,861,183
Capital gains distributions from mutual funds ...................    32,626,441      67,184,211        27,960,932      28,847,888
Net unrealized appreciation (depreciation) of investments
   during the period ............................................    68,985,834    (144,035,946)        7,788,693     (30,879,706)
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from operations ..    96,459,306     (62,296,649)       45,813,130      13,938,520
                                                                  -------------   -------------     -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................   128,437,430     213,954,582        91,879,820     149,843,118
Surrenders of accumulation units
   by terminations and withdrawals ..............................   (58,838,674)    (40,354,240)      (46,079,104)    (29,503,291)
Annuity benefit payments ........................................       (12,626)         (9,743)          (21,538)         (4,939)
Amounts transferred interdivision and from (to) VALIC
     general account, net .......................................  (134,740,497)    (29,853,674)      (94,442,506)     29,260,803
                                                                  -------------   -------------     -------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions .....................................   (65,154,367)    143,736,925       (48,663,328)    149,595,691
                                                                  -------------   -------------     -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    31,304,939      81,440,276        (2,850,198)    163,534,211

NET ASSETS:
Beginning of period .............................................   732,855,258     651,414,982       570,044,876     406,510,665
                                                                  -------------   -------------     -------------   -------------
End of period ................................................... $ 764,160,197   $ 732,855,258     $ 567,194,678   $ 570,044,876
                                                                  =============   =============     =============   =============

                                                                  December 31,    December 31,      December 31,    December 31,
                                                                      2000            1999              2000            1999
                                                                  ----------------------------      ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ..................................................   378,017,315     426,529,299       294,438,826     328,701,408
Enhanced units:
   20 bp reduced ................................................    24,169,868      20,846,053        29,685,842      28,195,817
   40 bp reduced ................................................    18,619,663      18,903,967        13,742,690      13,813,418
                                                                  -------------   -------------     -------------   -------------
ACCUMULATION UNITS AT END OF PERIOD .............................   420,806,846     466,279,319       337,867,358     370,710,643
                                                                  -------------   -------------     -------------   -------------

ACCUMULATION VALUE PER UNIT:
Standard unit ................................................... $    1.807556   $    1.566008     $    1.667267    $   1.528992
Enhanced unit:
   20 bp reduced ................................................      1.857688        1.606241          1.726939        1.580569
   40 bp reduced ................................................      1.916262        1.653581          1.797201        1.641601

(1)  Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                   STATEMENTS OF CHANGES IN NET ASSETS                        27
================================================================================

             Putnam                          Putnam OTC &                       Putnam                     Neuberger & Berman
New Opportunities Fund, Class A      Emerging Growth Fund, Class A   Global Growth Fund, Class A          Guardian Trust Fund
           Division 26                       Division 27                      Division 28                   Division 29/(1)/
-------------------------------   --------------------------------  -----------------------------   ------------------------------
     For the          For the          For the          For the         For the         For the         For the          For the
   Year Ended       Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
$  (12,003,746)  $   (5,793,432)  $   (5,757,701)  $   (1,934,231)  $  (5,816,825)  $  (2,657,686)  $    (326,212)  $     (148,588)
    17,925,902        5,405,004       57,145,172        9,704,876      15,982,512       4,532,574     (15,117,116)         232,115
   145,256,703       73,606,083      102,244,084       20,649,440      89,778,642      43,772,448              --       10,764,888

  (545,316,085)     313,953,044     (591,471,443)     182,753,857    (318,770,444)    131,823,273      13,300,805       (6,452,929)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
  (394,137,226)     387,170,699     (437,839,888)     211,173,942    (218,826,115)    177,470,609      (2,142,523)       4,395,486
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   238,807,168      156,130,519      140,289,751       40,430,971     137,412,073      77,466,315       8,197,899       12,562,405

   (87,228,114)     (25,813,365)     (38,803,779)      (8,888,544)    (37,301,023)    (10,501,490)     (4,581,585)      (3,739,131)
        (9,081)            (896)          (6,371)          (2,730)         (9,618)         (4,995)             --              (67)
   272,670,624       86,572,168      315,494,176       46,636,113     190,136,512      89,335,469     (60,970,318)     (15,092,015)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------

   424,240,597      216,888,426      416,973,777       78,175,810     290,237,944     156,295,299     (57,354,004)      (6,268,808)
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
    30,103,371      604,059,125      (20,866,111)     289,349,752      71,411,829     333,765,908     (59,496,527)      (1,873,322)


 1,016,472,079      412,412,954      431,661,747      142,311,995     496,860,949     163,095,041      59,496,527       61,369,849
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
$1,046,575,450   $1,016,472,079   $  410,795,636   $  431,661,747   $ 568,272,778   $ 496,860,949   $          --   $   59,496,527
==============   ==============   ==============   ==============   =============   =============   =============   ==============

  December 31,     December 31,     December 31,     December 31,    December 31,    December 31,    December 31,     December 31,
      2000             1999             2000             1999            2000            1999            2000             1999
-------------------------------   -------------------------------   -----------------------------   ------------------------------
   529,608,595      386,064,440      328,139,044      170,725,977     293,990,642     181,916,991              --       40,241,067

    37,383,151       19,231,737       20,908,160        6,570,152      23,568,922      11,313,375              --        1,406,229
    33,355,949       21,386,431        3,343,890        1,605,024      12,132,622       7,494,551              --          112,799
--------------   --------------   --------------   --------------   -------------   -------------   -------------   --------------
   600,347,695      426,682,608      352,391,094      178,901,153     329,692,186     200,724,917              --       41,760,095
==============   ==============   ==============   ==============   =============   =============   =============   ==============

$     1.737310   $     2.376261   $     1.162947   $     2.408872   $    1.715894   $    2.465895   $          --   $     1.422424

      1.768623         2.414279         1.195520         2.471391        1.764559        2.530785              --         1.471857
      1.805586         2.459834         1.232372         2.542500        1.818976        2.603644              --         1.528673

================================================================================
   28                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                            NAF VPS I
                                                                            Founders                              American
                                                                     Large Cap Growth Fund                   Century Ultra Fund
                                                                           Division 30                           Division 31
                                                              -----------------------------------    -------------------------------
                                                                   For the             For the             For the         For the
                                                                 Year Ended          Year Ended          Year Ended      Year Ended
                                                                 December 31,       December 31,        December 31,    December 31,
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
OPERATIONS:
Net investment income (loss)...............................     $  (8,943,862)   $  (5,884,618)      $  (11,438,080) $   (6,405,426)
Net realized gain (loss) on investments....................      (216,810,934)       4,207,339            8,903,482       5,962,303
Capital gains distributions from mutual funds..............       151,256,167      127,949,776          132,737,069      29,663,737
Net unrealized appreciation (depreciation) of
   investments during the period...........................      (215,970,656)      95,948,371         (402,772,564)    227,838,963
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting
    from operations........................................      (290,469,285)     222,220,868         (272,570,093)    257,059,577
                                                                -------------    -------------       --------------  --------------
PRINCIPAL TRANSACTIONS:
Purchase payments..........................................       181,089,762      179,626,688          271,264,429     209,997,538
Surrenders of accumulation units
   by terminations and withdrawals.........................       (73,107,773)     (27,384,768)         (74,859,433)    (30,465,801)
Annuity benefit payments...................................            (5,286)          (2,237)             (38,457)         (8,296)
Amounts transferred interdivision and from (to) VALIC
     general account, net..................................        57,619,580       88,107,501          161,438,718     221,997,706
                                                                -------------    -------------       --------------  --------------
   Increase (decrease) in net assets resulting from
     principal transactions................................       165,596,283      240,347,184          357,805,257     401,521,147
                                                                -------------    -------------       --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................      (124,873,002)     462,568,052           85,235,164     658,580,724

NET ASSETS:
Beginning of period........................................       875,488,972      412,920,920        1,025,421,053     366,840,329
                                                                -------------    -------------       --------------  --------------
End of period..............................................     $ 750,615,970    $ 875,488,972       $1,110,656,217  $1,025,421,053
                                                                -------------    -------------       --------------  --------------

                                                                 December 31,       December 31,        December 31,     December 31
                                                                     2000               1999                2000            1999
                                                              -----------------------------------    -------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units.............................................       414,967,969      357,129,398          551,791,383     411,119,880
Enhanced units:
   20 bp reduced...........................................        27,439,775       16,160,159           38,053,829      20,827,045
   40 bp reduced...........................................        30,195,520       23,525,351            1,894,747       1,613,349
                                                                -------------    -------------       --------------  --------------
ACCUMULATION UNITS AT END OF PERIOD........................       472,603,264      396,814,908          591,739,959     433,560,274
                                                                --------------   -------------       --------------  --------------
ACCUMULATION VALUE PER UNIT:
Standard unit..............................................     $    1.579540    $    2.196620       $     1.871523  $     2.359768
Enhanced unit:
   20 bp reduced...........................................          1.622990         2.252548             1.937234        2.437771
   40 bp reduced...........................................          1.672458         2.316600             2.012669        2.527648

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS                 29
================================================================================


                                                                                                                NAF VPS II
             Templeton                        NAF VPS II                    American General                    J.P. Morgan
       Foreign Fund, Class A         International Growth Fund         International Value Fund           Small Cap Growth Fund
            Division 32                      Division 33                     Division 34/(1)/                   Division 35
-------------------------------   -------------------------------   ------------------------------    ------------------------------
      For the        For the            For the         For the          For the         For the          For the          For the
    Year Ended      Year Ended        Year Ended      Year Ended       Year Ended      Year Ended       Year Ended       Year Ended
   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
$   3,842,679    $   7,554,809     $     27,101      $    83,486     $    (16,046)     $    70,476     $    (66,664)  $    (10,661)
   (6,285,406)      (2,951,879)         362,225           12,371        1,597,288           50,532        1,181,503        128,821
    6,419,696        2,706,922        1,038,404          179,573               --          358,216        2,952,973      1,115,791

  (19,720,657)      80,764,072       (2,987,949)       2,105,762       (3,144,623)       2,597,347      (10,982,458)     4,835,156
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (15,743,688)      88,073,924       (1,560,219)       2,381,192       (1,563,381)       3,076,571       (6,914,646)     6,069,107
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

   53,168,027       56,633,360        1,601,297          407,427        1,126,777          555,334        5,733,554      2,566,013

  (27,955,497)     (13,184,454)         (34,225)         (14,716)         (58,322)         (15,637)        (517,906)      (102,973)
       (4,878)          (2,321)              --               --               --               --               --             --
  (20,120,449)     (11,673,466)      11,312,930          233,728       (7,604,521)         330,143        8,892,569      2,902,335
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

    5,087,203       31,773,119       12,880,002          626,439       (6,536,066)         869,840       14,108,217      5,365,375
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  (10,656,485)     119,847,043       11,319,783        3,007,631       (8,099,447)       3,946,411        7,193,571     11,434,482


  338,315,316      218,468,273        6,858,381        3,850,750        8,099,447        4,153,036       16,713,955      5,279,473
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
$ 327,658,831    $ 338,315,316     $ 18,178,164      $ 6,858,381     $         --      $ 8,099,447     $ 23,907,526   $ 16,713,955
=============    =============     ============      ===========     ============      ===========     ============   ============


   December 31,    December 31,      December 31,    December 31,     December 31,    December 31,     December 31,     December 31,
      2000            1999               2000           1999              2000            1999             2000             1999
-------------------------------   -------------------------------   ------------------------------    ------------------------------
  218,992,832      219,168,378        3,937,263          167,387               --          337,242        2,825,155        298,665

   13,195,521        8,660,425          842,886            5,641               --          177,255          476,647        119,661
      434,454          503,020        1,016,595          329,526               --           72,570        6,399,633      2,975,505
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------
  232,622,807      228,331,823        5,796,744          502,554               --          587,067        9,701,435      3,393,831
-------------    -------------     ------------      -----------     ------------      -----------     ------------   ------------

$    1.405534    $    1.479830     $   1.360503      $  1.634943     $         --      $  1.915641     $   1.780869   $   2.272711

     1.444496         1.517785         1.366788         1.639279               --         1.920710         1.789077       2.278700
     1.488494         1.560956         1.373190         1.643677               --         1.925869         1.797455       2.284815

--------------------------------------------------------------------------------

================================================================================
30                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                              NAF VPS II
                                                                              NAF VPS II                        INVESCO
                                                                         Small Cap Value Fund              MidCap Growth Fund
                                                                              Division 36                      Division 37
                                                                      ---------------------------     ------------------------------
                                                                         For the        For the          For the           For the
                                                                       Year Ended     Year Ended        Year Ended       Year Ended
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
OPERATIONS:
Net investment income (loss).....................................     $    76,275    $    55,280      $      (7,497)   $    (3,196)
Net realized gain (loss) on investments..........................          30,739          6,489            666,462         21,955
Capital gains distributions from mutual funds....................         783,564        145,670          3,025,026        710,827
Net unrealized appreciation (depreciation) of investments
   during the period.............................................         231,053       (493,258)        (4,331,987)      (258,735)
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from operations...       1,121,631       (285,819)          (647,996)       470,851
                                                                      ------------   ------------     --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................         173,820        204,028          1,515,617      1,017,137
Surrenders of accumulation units
   by terminations and withdrawals...............................         (17,047)        (1,545)           (76,658)       (14,137)
Annuity benefit payments.........................................            --             --                 --             --
Amounts transferred interdivision and from (to) VALIC
     general account, net........................................       2,468,155         54,906          4,446,798        121,669
                                                                      ------------   ------------     --------------   -------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................       2,624,928        257,389          5,885,757      1,124,669
                                                                      ------------   ------------     --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................       3,746,559        (28,430)         5,237,761      1,595,520

NET ASSETS:
Beginning of period..............................................       4,471,676      4,500,106          7,071,120      5,475,600
                                                                      ------------   ------------     --------------   -------------
End of period....................................................     $ 8,218,235    $ 4,471,676      $  12,308,881    $ 7,071,120
                                                                      ============   ============     ==============   =============
                                                                      December 31,   December 31,      December 31,     December 31,
                                                                          2000          1999               2000            1999
                                                                      ---------------------------     ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................       2,215,195        166,013          3,354,590         477,094
Enhanced units:
   20 bp reduced.................................................          87,545            232            654,531           1,244
   40 bp reduced.................................................         152,120         80,739            692,475         393,589
                                                                      ------------   ------------     --------------   -------------
ACCUMULATION UNITS AT END OF PERIOD..............................       2,454,860        246,984          4,701,596         871,927
                                                                      ============   ============     ==============   =============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................     $  1.309775    $  1.080558      $    1.416916    $   1.423173
Enhanced unit:
   20 bp reduced.................................................        1.315783       1.083393           1.423436        1.426935
   40 bp reduced.................................................        1.321955       1.086316           1.430101        1.430763

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                    31
================================================================================

          NAF VPS II                     NAF VPS II                      NAF VPS II
       Neuberger Berman                 Goldman Sachs                   State Street                  NAF VPS II AG
      MidCap Value Fund              Large Cap Growth Fund           Large Cap Value Fund         Socially Responsible Fund
         Division 38                      Division 39                    Division 40                    Division 41
-----------------------------   ------------------------------   ----------------------------   -----------------------------
   For the        For the          For the         For the        For the         For the         For the          For the
 Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended      Year Ended       Year Ended
December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
$     22,727    $     34,101    $    (74,128)   $    (24,106)    $    47,726   $      45,852    $    124,340    $     79,807
     355,880         156,954       1,041,257         196,164          67,479          63,723         361,444          64,508
     834,182       1,894,986       1,185,930         634,398          54,370         650,214         147,436         391,925

   2,176,277        (764,242)     (8,586,198)      3,810,394         150,700        (552,152)     (1,897,535)      1,103,235
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   3,389,066       1,321,799      (6,433,139)      4,616,850         320,275         207,637      (1,264,315)      1,639,475
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

   1,681,277       1,350,999       6,735,001       9,704,453         752,733         554,240       1,762,780       2,903,630
    (161,884)        (22,598)       (764,623)       (287,336)        (29,138)        (26,803)       (192,398)        (20,548)
           -               -               -               -               -               -               -               -
  13,224,278         718,756       1,364,456       4,199,650         455,987         115,335         679,357       1,306,362
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------

  14,743,671       2,047,157       7,334,834      13,616,767       1,179,582         642,772       2,249,739       4,189,444
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
  18,132,737       3,368,956         901,695      18,233,617       1,499,857         850,409         985,424       5,828,919


   8,341,165       4,972,209      21,781,250       3,547,633       4,477,159       3,626,750      12,238,085       6,409,166
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
$ 26,473,902    $  8,341,165    $ 22,682,945    $ 21,781,250     $ 5,977,016   $   4,477,159    $ 13,223,509    $ 12,238,085
=============   =============   =============   =============    ============  ==============   =============   =============

December 31,     December 31,    December 31,    December 31,    December 31,   December 31,    December 31,     December 31,
    2000            1999             2000            1999           2000           1999             2000            1999
-----------------------------   -----------------------------    ----------------------------   -----------------------------
   6,374,398         223,437       2,191,030         519,825       1,132,534         216,072         821,758         282,396

     687,388         142,103         435,416          95,862         133,690             221       1,291,021         106,148
   2,698,780       1,116,041      12,563,787       9,513,851         343,968         287,197       2,795,968       2,715,174
-------------   -------------   -------------   -------------    ------------  --------------   -------------   -------------
   9,760,566       1,481,581      15,190,233      10,129,538       1,610,192         503,490       4,908,747       3,103,718
=============   =============   =============   =============    ============  ==============   =============   =============

$   1.947321    $   1.521699    $   1.280697    $   1.667518     $   1.365378  $     1.302905   $    1.349146   $    1.497374

    1.956274        1.525696        1.286614        1.671932         1.371665        1.306351        1.355365        1.501310
    1.965451        1.529814        1.292637        1.676417         1.378098        1.309860        1.361713        1.505354

--------------------------------------------------------------------------------

================================================================================
32                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ----------------------------    ----------------------------
                                                                      For the         For the        For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                        2000           1999             2000           1999
                                                                    ----------------------------    ----------------------------
OPERATIONS:
Net investment income (loss).....................................   $    229,292    $    188,495    $    101,146    $     98,906
Net realized gain (loss) on investments..........................      1,082,927          30,618         (33,631)         (7,296)
Capital gains distributions from mutual funds....................             --         432,947              --              36
Net unrealized appreciation (depreciation) of investments
   during the period.............................................     (1,155,747)        350,211         110,710        (139,402)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from operations...        156,472       1,002,271         178,225         (47,756)
                                                                    ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
Purchase payments................................................      1,025,781       1,574,236       1,837,184         623,941
Surrenders of accumulation units by terminations and
   withdrawals...................................................       (175,590)        (60,039)        (45,297)         (1,682)
Annuity benefit payments.........................................             --              --              --              --
Amounts transferred interdivision and from (to) VALIC
   general account, net..........................................    (10,973,850)      1,582,048      (3,803,160)        (51,023)
                                                                    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting from
     principal transactions......................................    (10,123,659)      3,096,245      (2,011,273)        571,236
                                                                    ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................     (9,967,187)      4,098,516      (1,833,048)        523,480

NET ASSETS:
Beginning of period..............................................      9,967,187       5,868,671       1,833,048       1,309,568
                                                                    ------------    ------------    ------------    ------------
End of period....................................................   $         --    $  9,967,187    $         --    $  1,833,048
                                                                    ============    ============    ============    ============
                                                                    December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                    ----------------------------    ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units...................................................             --         461,870              --         188,580
Enhanced units:
   20 bp reduced.................................................             --          38,339              --              --
   40 bp reduced.................................................             --       1,968,894              --         370,695
                                                                    ------------    ------------    ------------    ------------
ACCUMULATION UNITS AT END OF PERIOD..............................             --       2,469,103              --         559,275
                                                                    ============    ============    ============    ============
ACCUMULATION VALUE PER UNIT:
Standard unit....................................................   $         --    $   1.323103    $         --    $   1.004631
Enhanced unit:
   20 bp reduced.................................................             --        1.326598              --              --
   40 bp reduced.................................................             --        1.330160              --        1.009996

(1) Fund was no longer offered as of December 8, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

________________________________________________________________________________

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     33
================================================================================

                                           NAF VPS I
      NAF VPS II AG 2                       Putnam                         NAF VPS I AG                       Janus
     Money Market Fund                Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
        Division 44                       Division 45                       Division 46                     Division 47
----------------------------    ------------------------------    ------------------------------   ------------------------------
  For the         For the        For the Period    For the         For the Period    For the        For the Period    For the
Year Ended      Year Ended      Oct. 2, 2000 to   Year Ended      Oct. 2, 2000 to   Year Ended     Dec. 8, 2000 to   Year Ended
December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
    2000           1999               2000           1999               2000           1999              2000           1999
----------------------------    ------------------------------    ------------------------------   ------------------------------
$ 1,029,687     $   385,966        $     (36)      $        -        $     (386)              -       $    9,883               -
          -               -          (13,049)               -           (61,806)              -           (5,089)              -
          -               -                -                -                 -               -                -               -

          -               -            2,038                -          (210,723)              -          (79,079)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
  1,029,687         385,966          (11,047)               -          (272,915)              -          (74,285)              -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

  8,548,579       6,681,738           29,570                -            22,468               -           24,115               -

 (5,843,167)       (641,200)             (11)               -              (162)              -             (131)              -
          -               -                -                -                 -               -                -               -
 16,172,802          73,281           72,332                -         3,355,830               -        2,396,157               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------

 18,878,214       6,113,819          101,891                -         3,378,136               -        2,420,141               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 19,907,901       6,499,785           90,844                -         3,105,221               -        2,345,856               -


 11,582,263       5,082,478                -                -                 -               -                -               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
$31,490,164     $11,582,263        $  90,844       $        -        $3,105,221     $         -       $2,345,856      $        -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

December 31,    December 31,      December 31,    December 31,      December 31,    December 31,     December 31,    December 31,
------------    ------------      ------------    ------------      ------------    ------------     ------------    ------------
 14,885,109       4,089,393          108,891                -         4,042,621               -        2,465,341               -

  8,860,373       1,844,830               12                -           216,742               -          103,617               -
      1,274               -            4,289                -            69,543               -            2,235               -
-----------     -----------        ---------       ----------        ----------     -----------       ----------      ----------
 23,746,756       5,934,223          113,192                -         4,328,906               -        2,571,193               -
===========     ===========        =========       ==========        ==========     ===========       ==========      ==========

$  1.108904     $  1.053624        $0.802554       $        -        $ 0.717303     $         -       $ 0.912349      $        -

   1.114012        1.056406         0.802818                -          0.717537               -         0.912648               -
   1.119250               -         0.803079                -          0.717773               -         0.912940               -

================================================================================
34                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           NAF VPS II AG                    NAF VPS II AG
                                                                  Aggressive Growth Lifestyle Fund   Moderate Growth Lifestyle Fund
                                                                           Division 48                      Division 49
                                                                  ---------------------------------  ------------------------------
                                                                    For the              For the       For the           For the
                                                                   Year Ended           Year Ended    Year Ended        Year Ended
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ---------------------------------  ------------------------------
OPERATIONS:
Net investment income (loss) ...................................  $    498,802         $    743,981  $    728,170      $    920,304
Net realized gain (loss) on investments ........................       453,832               63,773       408,344            83,407
Capital gains distributions from mutual funds ..................     2,545,203              323,571     2,213,072           389,591
Net unrealized appreciation (depreciation) of investments
   during the period ...........................................    (4,489,356)           1,217,409    (3,707,694)          497,038
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from operations .      (991,519)           2,348,734      (358,108)        1,890,340
                                                                  ------------         ------------  ------------      ------------
PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................     3,668,438            2,368,603     4,333,908         4,916,637
Surrenders of accumulation units
   by terminations and withdrawals .............................      (295,250)             (49,197)     (418,555)         (119,332)
Annuity benefit payments .......................................            --                   --            --                --
Amounts transferred interdivision and from (to) VALIC
     general account, net ......................................     2,045,058                  934     7,857,631           (63,592)
                                                                  ------------         ------------  ------------      ------------
   Increase (decrease) in net assets resulting from
     principal transactions ....................................     5,418,246            2,320,340    11,772,984         4,733,713
                                                                  ------------         ------------  ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................     4,426,727            4,669,074    11,414,876         6,624,053

NET ASSETS:
Beginning of period ............................................    10,650,679            5,981,605    12,569,661         5,945,608
                                                                  ------------         ------------  ------------      ------------
End of period ..................................................  $ 15,077,406         $ 10,650,679  $ 23,984,537      $ 12,569,661
                                                                  ------------         ------------  ------------      ------------
                                                                  December 31,         December 31,  December 31,      December 31,
                                                                      2000                 1999          2000              1999
                                                                  ------------         ------------  ------------      ------------
UNITS OUTSTANDING, BY CLASS:
Standard units .................................................     3,064,339              139,443     5,035,039           215,575
Enhanced units:
   20 bp reduced ...............................................       460,167               46,149       864,680           213,355
   40 bp reduced ...............................................     2,127,577            1,674,512     6,590,639         3,491,046
                                                                  ------------         ------------  ------------      ------------
ACCUMULATION UNITS AT END OF PERIOD ............................     5,652,083            1,860,104    12,490,358         3,919,976
                                                                  ------------         ------------  ------------      ------------

ACCUMULATION VALUE PER UNIT:
Standard unit ..................................................  $   1.427592         $   1.538200  $   1.379301      $   1.397661
Enhanced unit:
   20 bp reduced ...............................................      1.434196             1.542278      1.385638          1.401340
   40 bp reduced ...............................................      1.440902             1.546416      1.392136          1.405109


(1) Fund was no longer offered as of December 8, 2000.
SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                     35
================================================================================

                                                                                                                Vanguard
         NAF VPS II AG                        T. Rowe Price                      Vanguard                 LifeStrategy Moderate
Conservative Growth Lifestyle Fund            Small Cap Fund             LifeStrategy Growth Fund              Growth Fund
          Division 50                         Division 51(1)                    Division 52                    Division 53
----------------------------------    -----------------------------    ----------------------------     ---------------------------
     For the           For the           For the         For the          For the        For the          For the        For the
    Year Ended        Year Ended        Year Ended      Year Ended       Year Ended     Year Ended       Year Ended     Year Ended
   December 31,      December 31,      December 31,    December 31,     December 31,   December 31,     December 31,   December 31,
       2000              1999             2000             1999             2000           1999              2000          1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
$        482,999  $       602,341     $    (106,782)  $    (20,554)    $    597,606    $    308,508     $  1,124,575   $    611,113
           2,865          895,570         2,438,101         40,991          310,729          57,727          186,756         29,492
         870,597        1,025,645                 -        320,107          247,097         177,605          282,212        218,753

      (1,061,504)      (1,418,604)       (1,008,645)     1,008,645       (3,523,220)      2,002,755       (2,413,287)     1,470,942
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
         294,957        1,104,952         1,322,674      1,349,189       (2,367,788)      2,546,595         (819,744)     2,330,300
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       1,576,529        1,836,447         3,756,197      5,952,689       13,665,718      16,026,935       14,871,674     25,276,661

        (234,882)         (50,904)       (1,620,819)      (196,858)      (2,294,322)       (202,105)      (2,648,143)      (684,329)
               -                -                 -              -                -               -                -              -
       3,453,970             (326)      (12,216,066)     1,652,855        4,606,268       6,590,799         (271,745)     5,146,081
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

       4,795,617        1,785,217       (10,080,688)     7,408,686       15,977,664      22,415,629       11,951,786     29,738,413
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,090,574        2,890,169        (8,758,014)     8,757,875       13,609,876      24,962,224       11,132,042     32,068,713

       8,718,882        5,828,713         8,758,014            139       24,962,224               -       32,068,713              -
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
$     13,809,456  $     8,718,882     $           -   $  8,758,014     $ 38,572,100    $ 24,962,224     $ 43,200,755   $ 32,068,713
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

  December 31,      December 31,       December 31,    December 31,    December 31,     December 31,    December 31,   December 31,
      2000              1999               2000             1999           2000            1999             2000           1999
----------------------------------    -----------------------------    ----------------------------     ---------------------------
       3,163,014          203,221                 -        821,977        7,294,970       1,591,689        3,343,004      1,354,406

         735,103          246,969                 -        249,245        2,267,355       1,468,333        2,887,958      2,152,244
       1,531,710        1,160,286                 -      5,672,360       20,760,221      15,310,158       28,958,521     22,135,061
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------
       5,429,827        1,610,476                 -      6,743,582       30,322,546      18,370,180       35,189,483     25,641,711
----------------  ---------------     -------------   ------------     ------------    ------------     ------------   ------------

$       1.337269  $      1.306897     $           -   $   1.293095     $   1.263800    $   1.352880     $   1.218136   $   1.244955

        1.343422         1.310337                 -       1.296356         1.269511        1.356289         1.223626       1.248092
        1.349712         1.313858                 -       1.299637         1.275241        1.359710         1.229163       1.251243

--------------------------------------------------------------------------------

================================================================================
36                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Vanguard
                                                                         LifeStrategy Conservative             Evergreen
                                                                               Growth Fund            Small Cap Value Fund, Class A
                                                                               Division 54                     Division 55
                                                                       ----------------------------   ------------------------------
                                                                         For the         For the         For the     For the period
                                                                        Year Ended     Year Ended      Year Ended   Jan. 4, 1999 to
                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
OPERATIONS:
Net investment income (loss) .....................................     $    260,703    $   132,404    $      (976)     $      --
Net realized gain (loss) on investments ..........................           20,643           (924)            67             --
Capital gains distributions from mutual funds ....................           69,489         35,147             --             --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................         (217,338)        68,926         46,208             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from operations ...          133,497        235,553         45,299             --
                                                                       ------------    -----------    -----------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................        2,701,488      3,578,560        166,595            242
Surrenders of accumulation units by terminations and withdrawals..         (613,503)      (181,467)          (146)            --
Annuity benefit payments .........................................               --             --             --             --
Amounts transferred interdivision and from (to) VALIC general
   account, net ..................................................          164,753      1,692,135        638,400             --
                                                                       ------------    -----------    -----------      ---------
   Increase (decrease) in net assets resulting from principal
     transactions ................................................        2,252,738      5,089,228        804,849            242
                                                                       ------------    -----------    -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................        2,386,235      5,324,781        850,148            242

NET ASSETS:
Beginning of period ..............................................        5,324,781             --            242             --
                                                                       ------------    -----------    -----------      ---------
End of period ....................................................     $  7,711,016    $ 5,324,781    $   850,390      $     242
                                                                       ============    ===========    ===========      =========

                                                                        December 31,   December 31,    December 31,   December 31,
                                                                            2000           1999            2000           1999
                                                                       ----------------------------   ------------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................        1,431,730        554,101        714,494            244
Enhanced units:
   20 bp reduced .................................................          482,507        375,819          9,967             --
   40 bp reduced .................................................        4,608,676      3,665,491          1,348             --
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION UNITS AT END OF PERIOD ..............................        6,522,913      4,595,411        725,809            244
                                                                       ------------    -----------    -----------      ---------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................     $   1.174234    $  1.153827    $  1.171563      $0.995515
Enhanced unit:
   20 bp reduced .................................................         1.179544       1.156739       1.176240             --
   40 bp reduced .................................................         1.184872       1.159659       1.180920             --

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS                   37
================================================================================

           Evergreen                           Evergreen                      NAF VPS II AG                     NAF VPS II AG
Growth and Income Fund, Class A           Value Fund, Class A                 Core Bond Fund                Strategic Bond Fund
          Division 56                         Division 57                       Division 58                     Division 59
---------------------------------   -------------------------------     ---------------------------    ----------------------------
    For the       For the period       For the       For the period       For the         For the         For the        For the
  Year Ended     Jan. 4, 1999 to     Year Ended     Jan. 4, 1999 to     Year Ended      Year Ended      Year Ended     Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
$     (165)        $       (5)      $     375            $       4     $   337,486     $   320,982     $   502,473     $   414,198
      (558)                31            (249)                   -          (7,937)           (446)         (6,438)              7
     6,315                  7          19,816                  262               -               -               -               -

    (7,991)               370         (14,803)                (319)        131,294        (380,782)       (373,402)       (211,104)
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
    (2,399)               403           5,139                  (53)        460,843         (60,246)        122,633         203,101
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

    41,420              5,841          58,177                4,435          61,617          64,222          86,336          33,916

       (30)                 -            (683)                   -          (2,813)             (8)           (399)           (134)
         -                  -               -                    -               -               -               -               -
   104,383                  -         277,943                    3       1,992,826           2,477         128,272           4,091
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

   145,773              5,841         335,437                4,438       2,051,630          66,691         214,209          37,873
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   143,374              6,244         340,576                4,385       2,512,473           6,445         336,842         240,974


     6,244                  -           4,385                    -       5,168,381       5,161,936       5,506,506       5,265,532
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
$  149,618         $    6,244       $ 344,961            $   4,385     $ 7,680,854     $ 5,168,381     $ 5,843,348     $ 5,506,506
==========         ==========       =========            =========     ===========     ===========     ===========     ===========

 December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,    December 31,
     2000             1999             2000              1999              2000            1999            2000           1999
---------------------------------   -------------------------------    ----------------------------    ----------------------------
   131,471                175         279,890                4,240         814,285          54,349         212,572           2,324

    10,254              5,326          27,722                    -          17,812          10,700             936               -
       170                  -               -                    -         299,331               -         148,345          33,066
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------
   141,895              5,501         307,612                4,240       1,131,428          65,049         361,853          35,390
----------         ----------       ---------            ---------     -----------     -----------     -----------     -----------

$ 1.054115         $ 1.132919       $1.118722            $1.034113     $  1.087157     $  1.009692     $  1.097204     $  1.081981

  1.058323           1.135195        1.123203                    -        1.092167        1.012353        1.102263               -
  1.062561                  -               -                    -        1.097292               -        1.107448        1.087771

--------------------------------------------------------------------------------

================================================================================
38                    STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS II AG                       Janus
                                                                            High Yield Bond Fund                   Fund
                                                                                Division 60                     Division 61
                                                                     ---------------------------------------------------------------
                                                                         For the      For the       For the Period       For the
                                                                       Year Ended    Year Ended     Dec. 8, 2000 to     Year Ended
                                                                       December 31,  December 31,    December 31,       December 31,
                                                                          2000          1999            2000               1999
                                                                     ---------------------------------------------------------------
OPERATIONS:
net investment income (loss)......................................   $   652,213    $   491,161      $    20,862      $        --
Net realized gain (loss) on investments...........................       (21,091)          (357)              --               --
Capital gains distributions from mutual funds.....................            --             --          151,686               --
Net unrealized appreciation (depreciation) of investments
   during the period..............................................      (969,410)      (333,976)        (348,686)              --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from operations....      (338,288)       156,828         (176,138)              --
                                                                     -----------    -----------      -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments.................................................       151,042        173,814           28,931               --
Surrenders of accumulation units
   by terminations and withdrawals................................        (7,175)        (1,458)            (553)              --
Annuity benefit payments..........................................            --             --               --               --
Amounts transferred interdivision and from (to) VALIC
      general account, net........................................        63,686        (24,004)       3,278,938               --
                                                                     -----------    -----------      -----------      -----------
   Increase (decrease) in net assets resulting from
     principal transactions.......................................       207,553        148,352        3,307,316               --
                                                                     -----------    -----------      -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      (130,735)       305,180        3,131,178               --

NET ASSETS:
Beginning of period...............................................     5,587,353      5,282,173               --               --
                                                                     -----------    -----------      -----------      -----------
End of period.....................................................   $ 5,456,618    $ 5,587,353      $ 3,131,178      $        --
                                                                     ===========    ===========      ===========      ===========

                                                                     December 31,   December 31,     December 31,     December 31,
                                                                         2000           1999            2000              1999
                                                                     -----------    -----------      -----------      -----------
UNITS OUTSTANDING, BY CLASS:
Standard units....................................................       431,009        136,423        3,541,111               --
Enhanced units:
   20 bp reduced..................................................        44,391          2,397          138,334               --
   40 bp reduced..................................................            --            410            2,178               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION UNITS AT END OF PERIOD...............................       475,400        139,230        3,681,623               --
                                                                     -----------    -----------      -----------      -----------
ACCUMULATION VALUE PER UNIT:
Standard unit.....................................................   $  1.003958    $  1.075994      $  0.850478      $        --
Enhanced unit:
   20 bp reduced..................................................      1.008597       1.078842         0.850754               --
   40 bp reduced..................................................            --       1.081775         0.851032               --



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

================================================================================
              STATEMENTS OF CHANGES IN NET ASSETS                             39
================================================================================

             INVESCO                          Warburg Pincus                        MAS
     Blue Chip Growth Fund,              Small Company Growth Fund,        Mid Cap Growth Portfolio,            Evergreen
          Investor Class                       Common Class                     Adviser Class          Special Equity Fund, Class A
           Division 62                         Division 63                       Division 64                    Division 65
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
  For the Period      For the       For the Period      For the        For the Period       For the    For the Period      For the
 Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to     Year Ended      Dec. 8, 2000 to    Year Ended  Dec. 8, 2000 to    Year Ended
   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000           1999            2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------
$         (314)    $        -       $        (116)     $          -      $      (174)   $         -     $       (43)   $          -
       (19,961)             -              (1,096)                -           (7,663)             -               -               -
             -              -                   -                 -           57,438              -               -               -

      (124,719)             -             (10,482)                -           77,907)             -             754               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
      (144,994)             -             (11,694)                -           28,306)             -             711               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

         6,606              -              19,098                 -            3,574              -           3,391               -

           (53)             -                 (48)                -             (337)             -             (24)              -
             -              -                   -                 -                -              -               -               -
       943,434              -             434,666                 -          586,820              -         126,481               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------

       949,987              -             453,716                 -          590,057              -         129,848               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
       804,993              -             442,022                 -          561,751              -         130,559               -


             -              -                   -                 -                -              -               -               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$      804,993     $        -       $     442,022      $          -      $   561,751    $         -     $   130,559    $          -
==============     ==========       =============      ============      ===========    ===========     ===========    ============

   December 31,     December 31,     December 31,      December 31,      December 31,    December 31,   December 31,    December 31,
       2000            1999              2000              1999              2000             1999          2000            1999
---------------------------------  ---------------------------------- ------------------------------ -------------------------------

     1,088,162              -             482,730                 -          647,858              -         143,811               -

        21,596              -               8,617                 -            2,678              -               -               -
         2,353              -                   -                 -               24              -             268               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
     1,112,111              -             491,347                 -          650,560              -         144,079               -
--------------     ----------       -------------      ------------      -----------    -----------     -----------    ------------
$     0.723837     $        -       $    0.899609      $          -      $  0.863489    $         -     $  0.906159    $          -

      0.724074              -            0.899905                 -         0.863770              -               -               -
      0.724310              -                   -                 -         0.864052              -        0.906751               -

================================================================================
40                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                Sit                               Sit
                                                                       Small Cap Growth Fund              Mid Cap Growth Fund
                                                                              Division 66                      Division 67
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the      For the Period       For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000            1999            2000              1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:

Net investment income (loss) ......................................   $   (149)           $    --          $    (86)      $     --
Net realized gain (loss) on investments ...........................        (25)                --            (2,492)            --
Capital gains distributions from mutual funds .....................       --                   --              --               --
Net unrealized appreciation (depreciation) of investments
   during the period ..............................................     (9,732)                --            (7,885)            --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from operations ....     (9,906)                --           (10,463)            --
                                                                      ---------           -------          ---------      ---------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      5,618                 --             5,816             --
Surrenders of accumulation units
   by terminations and withdrawals ................................        (25)                --               (32)            --
Annuity benefit payments ..........................................       --                   --              --               --
Amounts transferred interdivision and from (to)
   VALIC general account, net......................................    458,593                 --           240,162             --
                                                                      ---------           -------          ---------      ---------
   Increase (decrease) in net assets resulting from
     principal transactions .......................................    464,186                 --           245,946             --
                                                                      ---------           -------          ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    454,280                 --           235,483             --

NET ASSETS:
Beginning of period ...............................................       --                   --              --               --
                                                                      ---------           -------          ---------      ---------
End of period .....................................................   $454,280            $    --          $235,483       $     --
                                                                      =========           =======          =========      =========


                                                                     December 31,     December 31,     December 31,    December 31,
                                                                         2000             1999             2000            1999
                                                                    ------------------------------     ----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ....................................................     523,506             --             275,923           --
Enhanced units:
   20 bp reduced ..................................................       3,323             --                 346           --
   40 bp reduced ..................................................         425             --               --              --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION UNITS AT END OF PERIOD ...............................     527,254             --             276,269           --
                                                                      ---------       --------           ---------    ---------
ACCUMULATION VALUE PER UNIT:
Standard unit .....................................................   $0.861593       $     --           $0.852370    $      --
Enhanced unit:
   20 bp reduced ..................................................    0.861875             --            0.852645           --
   40 bp reduced ..................................................    0.862154             --               --              --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                     STATEMENTS OF CHANGES IN NET ASSETS                     41
================================================================================

            Ariel                       Ariel Appreciation                   Lou Holland                       Dreyfus
             Fund                               Fund                         Growth Fund                   Basic GNMA Fund
          Division 68                       Division 69                      Division 70                      Division 71
-------------------------------    -----------------------------   -------------------------------  -------------------------------
For the Period       For the        For the Period     For the      For the Period     For the       For the Period      For the
Dec. 8, 2000 to     Year Ended     Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended
 December 31,      December 31,     December 31,    December 31,    December 31,      December 31,     December 31,    December 31,
    2000              1999             2000             1999            2000              1999             2000            1999
-------------------------------    -----------------------------   -------------------------------  -------------------------------
 $     (39)       $       --         $     (59)     $     --        $     (28)         $     --         $   1,200       $      --
        --                --            (1,377)           --               --                --                36              --
        --                --                --            --            6,073                --                --              --

     7,203                --             9,928            --           (7,244)               --             2,517              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
     7,164                --             8,492            --           (1,199)               --             3,753              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

     2,772                --             5,412            --           12,993                --               583              --

       (13)               --              (414)           --              (14)               --               (24)             --
        --                --                --            --               --                --                --              --
   167,577                --           196,094            --          134,040                --           880,670              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------

   170,336                --           201,092            --          147,019                --           881,229              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
   177,500                --           209,584            --          145,820                --           884,982              --

        --                --                --            --               --                --                --              --
 ---------        ------------       ---------      ----------      ---------          ----------       ---------       -----------
 $ 177,500        $       --         $ 209,584      $     --        $ 145,820          $     --         $ 884,982       $      --
 =========        ============       =========      ==========      =========          ==========       =========       ===========

December 31,      December 31,     December 31,    December 31,     December 31,     December 31,     December 31,     December 31,
   2000               1999            2000              1999            2000             1999             2000             1999
------------------------------     ----------------------------     -----------------------------     -----------------------------
  159,237                 --           196,941            --           156,879                --           734,031             --

      364                 --                32            --                24                --           122,043             --
      128                 --               119            --               304                --                --             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------
  159,729                 --           197,092            --           157,207                --           856,074             --
 ---------        ------------       ----------     ----------      -----------        ----------       -----------     -----------

$1.111262         $       --         $1.063397     $      --         $0.927571          $     --         $1.033719      $      --

 1.111621                 --          1.063740            --          0.927871                --          1.034056             --
 1.111980                 --          1.064087            --          0.928172                --                --             --

--------------------------------------------------------------------------------

================================================================================
42                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               NAF VPS I                       NAF VPS I
                                                                             T. Rowe Price                   T. Rowe Price
                                                                       Blue Chip Growth Fund              Health Sciences Fund
                                                                             Division 72                       Division 73
                                                                    -----------------------------   -------------------------------
                                                                    For the Period     For the       For the Period      For the
                                                                    Dec. 8, 2000 to   Year Ended    Dec. 8, 2000 to     Year Ended
                                                                     December 31,    December 31,     December 31,     December 31,
                                                                        2000             1999             2000            1999
                                                                    -----------------------------   -------------------------------
OPERATIONS:
Net investment income (loss) .....................................   $       701         $     --        $    1,741        $     --
Net realized gain (loss) on investments ..........................          (204)              --                --              --
Capital gains distributions from mutual funds ....................            --               --                --              --
Net unrealized appreciation (depreciation) of investments
   during the period .............................................       (24,288)              --            80,133              --
                                                                     -----------         --------        ----------        --------
   Increase (decrease) in net assets resulting from operations ...       (23,791)              --            81,874              --
                                                                     -----------         --------        ----------        --------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................         6,556               --            29,990              --
Surrenders of accumulation units
   by terminations and withdrawals ...............................           (63)              --            (1,241)             --
Annuity benefit payments .........................................            --               --                --              --
Amounts transferred interdivision and from (to)
   VALIC general account, net.....................................     1,283,484               --         3,386,805              --
                                                                     -----------         --------        ----------        --------

   Increase (decrease) in net assets resulting from
     principal transactions ......................................     1,289,977               --         3,415,554              --
                                                                     -----------         --------        ----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     1,266,186               --         3,497,428              --

NET ASSETS:
Beginning of period ..............................................            --               --                --              --
                                                                     -----------         --------        ----------        --------
End of period ....................................................   $ 1,266,186         $     --        $3,497,428        $     --
                                                                     ===========         ========        ==========        ========

                                                                     December 31,    December 31,     December 31,     December 31,
                                                                         2000           1999             2000              1999
                                                                     ----------------------------     -----------------------------
UNITS OUTSTANDING, BY CLASS:
Standard units ...................................................    1,336,967                --       3,398,890                --
Enhanced units:
   20 bp reduced .................................................        2,574                --          60,141                --
   40 bp reduced .................................................       19,493                --          36,838                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION UNITS AT END OF PERIOD ..............................    1,359,034                --       3,495,869                --
                                                                     -----------         --------      ----------          --------
ACCUMULATION VALUE PER UNIT:
Standard unit ....................................................   $ 0.931672          $     --      $ 1.000434       $        --
Enhanced unit:
   20 bp reduced .................................................     0.931970                --        1.000753                --
   40 bp reduced .................................................     0.932275                --        1.001080                --

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        43
================================================================================

Note A - Organization
     The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") was established on April 18, 1979 and is registered under the Investment Company Act of 1940 as a unit investment trust. The Variable Annuity Life Insurance Company ("VALIC") is an indirect wholly owned subsidiary of American General Corporation. The Separate Account is divided into 69 sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the mutual funds ("Funds") listed below. As of October 1, 2000, American General Series Portfolio Company ("AGSPC") and American General Series Portfolio Company 3 ("AGSPC 3") changed names to North American Funds Variable Product Series I ("NAF VPS I") and North American Funds Variable Product Series II ("NAF VPS II"), respectively. The Funds that make up the two series have also changed their names as shown below.

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC)                                   New Fund Name (NAF VPS I)
------------------------------------------------------------------------------------------------------------------------------------
American General Asset Allocation Fund                           NAF VPS I AG Asset Allocation Fund (Division 5)
American General Capital Conservation Fund                       NAF VPS I AG Capital Conservation Fund (Division 1 and 7)
American General Government Securities Fund                      NAF VPS I AG Government Securities Fund (Division 8)
American General Growth Fund                                     NAF VPS I Core Equity Fund (Division 15)
American General Growth & Income Fund                            NAF VPS I AG Growth & Income Fund (Division 16)
American General International Equities Fund                     NAF VPS I AG International Equities Fund (Division 11)
American General International Government Bond Fund              NAF VPS I AG International Government Bond Fund (Division 13)
American General MidCap Index Fund                               NAF VPS I AG MidCap Index Fund (Division 4)
American General Money Market                                    NAF VPS I AG 1 Money Market Fund (Division 2 and 6)
American General Science & Technology Fund                       NAF VPS I T. Rowe Price Science & Technology Fund (Division 17)
American General Small Cap Index Fund                            NAF VPS I AG Small Cap Index Fund (Division 14)
American General Social Awareness Fund                           NAF VPS I AG Social Awareness Fund (Division 12)
American General Stock Index Fund                                NAF VPS I AG Stock Index Fund (Divisions 10A, B, C, and D)
Not applicable ("N/A")                                           NAF VPS I AG Nasdaq-100(R)Index Fund (Division 46)
N/A                                                              NAF VPS I Putnam Opportunities Fund (Division 45)
N/A                                                              NAF VPS I T. Rowe Price Blue Chip Growth Fund (Division 72)
N/A                                                              NAF VPS I T. Rowe Price Health Sciences Fund (Division 73)
N/A                                                              NAF VPS I American Century Income & Growth Fund (Division 21)
N/A                                                              NAF VPS I American Century International Growth Fund (Division 20)
N/A                                                              NAF VPS I Founders Large Cap Growth Fund (Division 30)
N/A                                                              NAF VPS I Founders/T. Rowe Price Small Cap Fund (Division 18)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Old Fund Name (Formerly AGSPC 3)                                 New Fund Name (NAF VPS II)
------------------------------------------------------------------------------------------------------------------------------------
American General International Growth Fund                       NAF VPS II International Growth Fund (Division 33)
American General Large Cap Growth Fund                           NAF VPS II Goldman Sachs Large Cap Growth Fund (Division 39)
American General Mid Cap Growth Fund                             NAF VPS II INVESCO MidCap Growth Fund (Division 37)
American General Small Cap Growth Fund                           NAF VPS II J.P. Morgan Small Cap Growth Fund (Division 35)
American General International Value Fund                        Substituted 12/8/2000 into NAF VPS II International Growth Fund
American General Large Cap Value Fund                            NAF VPS II State Street Large Cap Value Fund (Division 40)
American General Mid Cap Value Fund                              NAF VPS II Neuberger Berman MidCap Value Fund (Division 38)
American General Small Cap Value Fund                            NAF VPS II Small Cap Value Fund (Division 36)
American General Socially Responsible Fund                       NAF VPS II AG Socially Responsible Fund (Division 41)
American General Balanced Fund                                   Substituted 12/8/2000 into NAF VPS II AG Moderate Growth Lifestyle
American General High Yield Bond Fund                            NAF VPS II AG High Yield Bond Fund (Division 60)
American General Strategic Bond Fund                             NAF VPS II AG Strategic Bond Fund (Division 59)
American General Domestic Bond Fund                              Substituted 12/8/2000 into NAF VPS II AG Core Bond
American General Core Bond                                       NAF VPS II AG Core Bond Fund (Division 58)
American General Money Market Fund                               NAF VPS II AG 2 Money Market Fund (Division 44)
American General Aggressive Growth Lifestyle Fund                NAF VPS II AG Aggressive Growth Lifestyle Fund (Division 48)
American General Moderate Growth Lifestyle Fund                  NAF VPS II AG Moderate Growth Lifestyle Fund (Division 49)
American General Conservative Growth Lifestyle Fund              NAF VPS II AG Conservative Growth Lifestyle Fund (Division 50)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
 44             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note A - Organization (continued)

American Century Ultra Fund, Division 31
Evergreen Growth and Income Fund, Class A - (Division 56) Evergreen Small Cap Value Fund, Class A - (Division 55) Evergreen Value Fund, Class A - (Division 57)
Putnam Global Growth Fund, Class A (Division 28)
Putnam New Opportunities Fund, Class A (Division 26)
Putnam OTC & Emerging Growth Fund, Class A (Division 27) Templeton Variable Products Series Fund:
   Templeton Asset Strategy Fund, Class 1 (Division 19) Templeton Foreign Fund, Class A (Division 32)
Vanguard LifeStrategy Conservative Growth Fund (Division 54) Vanguard LifeStrategy Growth Fund (Division 52)
Vanguard LifeStrategy Moderate Growth Fund (Division 53) Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Janus Adviser Worldwide Fund (Division 47)
Janus Fund (Division 61)
INVESCO Blue Chip Growth Fund, Investor Class (Division 62) Warburg Pincus Small Company Growth Fund,
   Common Class (Division 63)
MAS Mid Cap Growth Portfolio, Adviser Class (Division 64) Evergreen Special Equity Fund, Class A (Division 65)
Sit Small Cap Growth Fund (Division 66)
Sit Mid Cap Growth Fund (Division 67)
Ariel Fund (Division 68)
Ariel Appreciation Fund (Division 69)
Lou Holland Growth Fund (Division 70)
Dreyfus Basic GNMA Fund (Division 71)

     Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999. Divisions 45 and 46 became available to contract holders of the Separate Account effective October 2, 2000. Divisions 72 and 73 became available to contract holders of the Separate Account effective November 1, 2000. Divisions 47 and 61 through 71 inclusive, became available to contract holders of the Separate Account effective December 8, 2000.

     VALIC serves as transfer agent and accounting services agent to NAF VPS I and NAF VPS II. American General Advisers, a division of VALIC, serves as investment adviser for NAF VPS I and NAF VPS II. American General Investment Management, L.P., an affiliate of the adviser, serves as investment sub-adviser to certain NAF VPS II Funds. The remaining Funds are managed by third-party portfolio managers.

     Effective December 8, 2000, several Funds of NAF VPS II (former AGSPC 3) and other third party Funds offered through Separate Account divisions were substituted for Funds in NAF VPS I and NAF VPS II. The substitution occured as follows:

                                                            Net Assets at
                                                            Time of
Replaced Funds                                              Substitution    Substitute Funds
--------------                                              ------------    ----------------
Dreyfus Founders Growth Fund (Division 30)                  $854,001,806    NAF VPS I Founders Large Cap Growth Fund (Division 30)
Templeton International Fund (Division 20)                  $659,083,807    NAF VPS I American Century International Growth Fund
                                                                            (Division 20)
Neuberger & Berman Guardian Trust Fund (Division 29)        $ 51,705,952    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
Scudder Growth & Income Fund (Division 21)                  $222,606,110    NAF VPS I American Century Income & Growth Fund
                                                                            (Division 21)
T. Rowe Price Small Cap Fund (Division 51)                  $ 15,841,298    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
Dreyfus Small Cap Portfolio (Division 18)                   $815,503,691    NAF VPS I Founders/T. Rowe Price Small Cap Fund
                                                                            (Division 18)
American General Domestic Bond Fund (Division 43)           $  1,998,791    NAF VPS II AG Core Bond Fund (Division 58)
American General Balanced Fund (Division 42)                $ 11,963,587    NAF VPS II AG Moderate Growth Lifestyle Fund
                                                                            (Division 49)
American General International Value Fund (Division 34)     $  9,416,484    NAF VPS II International Growth Fund (Division 33)

     The substitutions are expected to result in enhanced administrative efficiency and improved choices for the participants. The substitution took place at net assets as shown in the table above, with no change in the amount of any contract owner's contract value, cash value, death benefit or in the dollar value investment in the Separate Account. All expenses incurred in connection with the substitutions were paid by VALIC.

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

     In addition to the 69 divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus and Independence Plus prospectus for a complete description of the available Funds and fixed account.

     Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           45
================================================================================


Note B -- Summary of Significant Accounting Policies

     The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     Investment Valuation. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

     Investment Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     Annuity Reserves. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     Accumulation Units. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

Note C -- Transactions with Affiliates
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the average daily net assets of each division, is assessed daily based on the following annual rates:

          Divisions                      Standard Charge
          ---------------------------------------------------------------------
          10B                            0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million
          ---------------------------------------------------------------------
          1, 2, 4 through 8,             1.00%
          10A, 10C and 10D,
          11 through 18,
          20, 21, and 30
          33 through 44,
          48 through 50,
          58 through 60
          and 72 and 73
          ---------------------------------------------------------------------
          19, 22 through 28             1.25%
          31, 32 and 47
          52 through 57 and
          61 through 71
          ---------------------------------------------------------------------

================================================================================
 46                      NOTES TO FINANCIAL STATEMENTS
================================================================================

Note C-- Transactions with Affiliates (continued)

     Certain Funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their Funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account's standard charge to the corresponding division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

          Divisions                           Expense Reduction
          ------------------------------------------------------------------
          22 and 23,                          0.25%
          26 through 28,
          32, 33, 35 through 41, and 44,
          47 through 50,
          55 through 71
          ------------------------------------------------------------------
          31                                  0.20% on the first $75 million
                                              0.25% on the excess over $75
                                              million
          ------------------------------------------------------------------

     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

     Expenses of the Separate Account's Divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

          Divisions                           Expense Limitations
          ---------------------------------------------------------------------
          10A                                 1.4157% on the first $359,065,787
                                              1.36% on the next $40,934,213
                                              1.32% on the excess over $400
                                              million
          ---------------------------------------------------------------------
          10B                                 0.6966% on the first $25,434,267
                                              0.50% on the next $74,565,733
                                              0.25% on the excess over $100
                                              million
          ---------------------------------------------------------------------

     Accordingly, during the years ended December 31, 2000 and 1999, VALIC reduced expenses of Division 10B by $37,886 and $94,122, respectively.

     A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $7,228,455 and $6,506,341 for the periods ended December 31, 2000 and 1999, respectively.

     VALIC received surrender charges of $8,088,514 and $6,181,873 for the periods ended December 31, 2000 and 1999, respectively. In addition, VALIC received $36,638 and $2,785 for the year ended December 31, 2000, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales loads on variable annuity purchase payments for Divisions 10A and 10B, respectively.

     VALIC redeemed $4,780,787 and $1,339,272 on September 29, 2000 and October 31, 2000, respectively, from the NAF VPS II Funds. The redemptions had cost basis of $3,605,230 and $1,037,066, respectively, which resulted in net gains of $1,175,557 and $302,206, respectively, to VALIC. Capital surplus amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

================================================================================
                                NOTES TO FINANCIAL STATEMENTS                47
================================================================================


Note D -- Investments

The cost of Fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of Fund shares owned as of December 31, 2000:

                                                                                                                       Unrealized
                                                                             Market                                   Appreciation
Underlying Fund                                     Division       Shares    Price        Market          Cost       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation.............       1 & 7        5,581,624  $ 9.23  $   51,518,393  $   52,718,980  $   (1,200,587)
NAF VPS I AG 1 Money Market...................       2 & 6      499,042,586    1.00     499,042,586     499,042,586              --
NAF VPS I AG MidCap Index.....................           4       50,509,894   19.65     992,519,408   1,000,111,970      (7,592,562)
NAF VPS I AG Asset Allocation ................           5       16,871,393   13.05     220,171,681     213,805,085       6,366,596
NAF VPS I AG Government Securities............           8        9,033,366   10.13      91,507,999      91,304,944         203,055
NAF VPS I AG Stock Index......................   10A, B, C & D  123,587,525   38.80   4,795,195,977   3,044,956,305   1,750,239,672
NAF VPS I AG International Equities...........          11       13,075,029    9.90     129,442,791     156,885,581     (27,442,790)
NAF VPS I AG Social Awareness.................          12       23,697,787   22.39     530,593,450     492,328,888      38,264,562
NAF VPS I AG International Government Bond....          13       10,434,521   10.74     112,066,758     116,396,971      (4,330,213)
NAF VPS I AG Small Cap Index..................          14       16,471,737   13.75     226,486,385     262,867,612     (36,381,227)
NAF VPS I Core Equity.........................          15       68,662,913   14.30     981,879,653   1,141,859,915    (159,980,262)
NAF VPS I AG Growth & Income..................          16       17,082,048   15.51     264,942,567     288,253,805     (23,311,238)
NAF VPS I T. Rowe Price Science & Technology..          17      114,919,131   22.58   2,594,873,974   3,155,593,118    (560,719,144)
NAF VPS I Founders/T. Rowe Price
   Small Cap Index............................          18       80,063,513    9.59     767,809,090     800,624,927     (32,815,837)
Templeton Asset Allocation....................          19       14,959,353   19.22     287,518,770     308,756,929     (21,238,159)
NAF VPS I American Century
   International Growth.......................          20       65,501,592    9.92     649,775,791     655,008,544      (5,232,753)
NAF VPS I American Century
   Income & Growth............................          21       26,777,082    9.79     262,147,637     267,748,285      (5,600,648)
Vanguard Fixed Income Securities:
   Long-Term Corporate........................          22        8,768,118    8.45      74,090,594      77,435,956      (3,345,362)
   Long-Term Treasury.........................          23       17,991,915   10.90     196,111,873     192,303,654       3,808,219
Vanguard Windsor II...........................          24       28,019,190   27.20     762,121,966     820,999,580     (58,877,614)
Vanguard Wellington...........................          25       20,016,438   28.21     564,663,717     597,216,578     (32,552,861)
Putnam New Opportunities, Class A.............          26       17,785,180   58.62   1,042,567,268   1,203,498,998    (160,931,730)
Putnam OTC & Emerging Growth, Class A.........          27       29,397,284   13.92     409,210,198     804,358,059    (395,147,861)
Putnam Global Growth, Class A.................          28       51,947,481   10.90     566,227,548     739,670,249    (173,442,701)
Dreyfus Founders Growth.......................          30       83,365,826    8.97     747,791,467     833,349,460     (85,557,993)
American Century Ultra .......................          31       34,232,046   32.37   1,108,091,336   1,260,978,046    (152,886,710)
Templeton Foreign, Class A....................          32       31,532,473   10.34     326,045,773     314,483,387      11,562,386
NAF VPS II International Growth ..............          33        1,456,606   12.48      18,178,447      18,859,884        (681,437)
NAF VPS II Small Cap Growth...................          35        1,659,133   14.41      23,908,109      28,694,311      (4,786,202)
NAF VPS II Small Cap Value....................          36          760,971   10.80       8,218,486       7,895,307         323,179
NAF VPS II Mid Cap Growth.....................          37        1,326,410    9.28      12,309,083      15,474,205      (3,165,122)
NAF VPS II Neuberger Berman Mid Cap Value.....          38        1,892,405   13.99      26,474,746      24,166,142       2,308,604
NAF VPS II Large Cap Growth...................          39        1,901,390   11.93      22,683,579      26,763,843      (4,080,264)
NAF VPS II Large Cap Value....................          40          523,388   11.42       5,977,085       5,662,011         315,074
NAF VPS II AG Socially Responsible............          41        1,080,365   12.24      13,223,667      12,918,294         305,373
NAF VPS II AG Money Market....................          44       31,490,350    1.00      31,490,350      31,490,350              --
NAF VPS II Putnam Opportunities...............          45           11,485    7.91          90,844          88,806           2,038
NAF VPS II Nasdaq-100(R) Index................          46          468,359    6.63       3,105,221       3,315,944        (210,723)
NAF VPS II Janus Worldwide....................          47           63,061   37.20       2,345,856       2,424,935         (79,079)
NAF VPS II AG Growth Lifestyle Fund...........          48        1,461,023   10.32      15,077,758      17,379,326      (2,301,568)
NAF VPS II AG Moderate Growth Lifestyle.......          49        2,196,438   10.92      23,985,106      26,270,066      (2,284,960)
NAF VPS II AG Conservative Growth Lifestyle...          50        1,387,903    9.95      13,809,639      15,488,806      (1,679,167)
Vanguard LifeStrategy Growth..................          52        1,968,976   19.59      38,572,241      40,092,706      (1,520,465)
Vanguard LifeStrategy Moderate Growth.........          53        2,505,848   17.24      43,200,815      44,143,160        (942,345)
Vanguard LifeStrategy Conservative Growth.....          54          524,561   14.70       7,711,045       7,859,457        (148,412)
Evergreen Small Cap Value, Class A............          55           48,402   17.57         850,430         804,222          46,208

--------------------------------------------------------------------------------

================================================================================
 48                        NOTES TO FINANCIAL STATEMENTS
================================================================================

Note D-- Investments (continued)

                                                                                                                       Unrealized
                                                                         Market                                       Appreciation
Underlying Fund                                       Division   Shares  Price       Market            Cost          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Evergreen Growth and Income, Class A............         56       5,625  $26.60 $       149,620   $         157,241 $        (7,621)
Evergreen Value, Class A........................         57      17,182   20.08         346,425             361,547         (15,122)
NAF VPS II AG Core Bond.........................         58     796,773    9.64       7,680,894           7,834,984        (154,090)
NAF VPS II AG Strategic Bond....................         59     628,319    9.30       5,843,370           6,242,407        (399,037)
NAF VPS II AG High Yield Bond...................         60     671,173    8.13       5,456,638           6,570,113      (1,113,475)
Janus...........................................         61      94,064   33.29       3,131,422           3,480,109        (348,687)
INVESCO Blue Chip, Investor Class...............         62     156,326    5.15         805,081             929,800        (124,719)
Warburg Pincus Small Co. Growth, Common Class...         63      20,943   21.04         440,647             451,129         (10,482)
MAS Mid Cap Growth, Adviser Class...............         64      22,946   24.48         561,749             639,656         (77,907)
Evergreen Special Equity........................         65      10,738   12.16         130,578             129,824             754
Sit Small Cap Growth............................         66      12,921   35.16         454,301             464,033          (9,732)
Sit Mid Cap Growth..............................         67      14,691   16.03         235,495             243,380          (7,885)
Ariel...........................................         68       5,282   33.61         177,526             170,323           7,203
Ariel Appreciation..............................         69       6,443   32.53         209,603             199,675           9,928
Lou Holland.....................................         70       8,136   18.66         151,871             159,115          (7,244)
Dreyfus Basic GNMA..............................         71      59,040   14.99         885,006             882,489           2,517
NAF VPS I T. Rowe Price Blue Chip Growth........         72     135,864    9.32       1,266,300           1,290,588         (24,288)
NAF VPS I T. Rowe Price Health Sciences.........         73     349,418   10.01       3,497,692           3,417,559          80,133)
                                                                                ---------------   ----------------- ---------------
   Total........................................                                $19,597,051,375   $  19,755,974,159 $  (158,922,784)
                                                                                ---------------   ----------------- ---------------

Note E -- Federal Income Taxes

     VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note F - Security Purchases and Sales

For the year ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments were:

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
NAF VPS I AG Capital Conservation Division 1.............................  $       480,315     $      1,232,605
NAF VPS I AG Capital Conservation Division 7.............................        7,791,575           13,255,196
NAF VPS I AG 1 Money Market Division 2...................................        6,940,781            6,887,463
NAF VPS I AG 1 Money Market Division 6...................................      713,603,521          678,568,993
NAF VPS I AG Mid Cap Index Division 4....................................      297,872,033           95,801,560
NAF VPS I AG Asset Allocation Division 5.................................       28,791,732           37,910,591
NAF VPS I AG Government Securities Division 8............................       17,294,326           24,314,357
NAF VPS I AG Stock Index Division 10A....................................      155,520,367           84,195,719
NAF VPS I AG Stock Index Division 10B....................................        1,124,936            7,063,208
NAF VPS I AG Stock Index Division 10C....................................      351,529,062          190,930,035
NAF VPS I AG Stock Index Division 10D....................................        4,291,735           12,446,605
NAF VPS I AG International Equities Division 11..........................      177,966,484          178,171,459
NAF VPS I AG Social Awareness Division 12................................       37,268,434           46,419,675
NAF VPS I AG International Government Bond Division 13...................       83,742,745          111,383,740
NAF VPS I AG Small Cap Index Division 14.................................       80,309,779           55,858,625
NAF VPS I AG Core Equity Division 15.....................................      342,530,415          179,486,388
NAF VPS I AG Growth & Income Division 16.................................       63,442,624           47,330,038
NAF VPS I T. Rowe Price Science & Technology Division 17.................    1,343,934,803          152,504,135
NAF VPS I Founders/T. Rowe Price Small Cap Division 18...................      852,227,023          935,702,539
Templeton Asset Allocation Division 19...................................       66,074,457           45,678,418
NAF VPS I American Century International Growth Division 20..............      821,598,323          850,085,663
NAF VPS I American Century Income & Growth Division 21...................      285,622,327          260,994,012
Vanguard Long-Term Corporate Division 22.................................       16,308,982           13,397,373

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           49
================================================================================


Note F - Security Purchases and Sales (continued)

Underlying Fund                                                               Purchases              Sales
---------------------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Division 23..................................  $    79,898,588     $     44,155,795
Vanguard Windsor II Division 24..........................................      100,239,752          127,064,207
Vanguard Wellington Division 25..........................................       74,561,736           83,690,522
Putnam New Opportunities, Class A Division 26............................      589,947,401           34,840,800
Putnam OTC & Emerging Growth, Class A Division 27........................      629,765,849          117,481,384
Putnam Global Growth, Class A Division 28................................      431,726,882           58,444,253
Neuberger Berman Guardian Trust Division 29..............................        7,204,766           64,855,676
NAF VPS I Founders Large Cap Growth Division 30..........................    1,193,048,315          886,932,967
Twentieth Century Ultra Division 31......................................      505,885,583           27,258,545
Templeton Foreign, Class A Division 32...................................       72,823,631           57,252,020
NAF VPS II International Growth Division 33..............................       15,150,348            1,193,359
NAF VPS II International Value Division 34...............................        3,662,612           10,211,966
NAF VPS II J.P. Morgan Small Cap Growth Division 35......................       19,291,310            2,224,877
NAF VPS II Small Cap Value Division 36...................................        3,759,254              273,204
NAF VPS II INVESCO Mid Cap Growth Division 37............................       10,945,697            2,036,904
NAF VPS II Neuberger Berman Mid Cap Value Division 38....................       17,184,865            1,572,139
NAF VPS II Goldman Sachs Large Cap Growth Division 39....................       11,312,351            2,783,658
NAF VPS II State Street Large Cap Value Division 40......................        1,865,937              580,511
NAF VPS II AG Socially Responsible Division 41...........................        3,893,678            1,359,901
NAF VPS II Balanced Division 42..........................................        2,819,691           12,700,547
NAF VPS II Domestic Bond Division 43.....................................          698,565            2,606,272
NAF VPS II AG 2 Money Market Division 44.................................       35,692,295           15,755,665
NAF VPS I Putnam Opportunities Division 45...............................          171,733               69,878
NAF VPS I Nasdaq-100(R) Index Division 46................................        3,514,679              136,929
Janus Adviser Worldwide Division 47......................................        2,479,588               49,564
NAF VPS II AG Aggressive Growth Lifestyle Division 48....................       10,121,153            1,633,313
NAF VPS II AG Moderate Growth Lifestyle Division 49......................       16,754,075            1,996,352
NAF VPS II AG Conservative Growth Lifestyle Division 50..................        7,155,218              986,035
T. Rowe Price Small Cap Division 51......................................        7,053,803           17,222,016
Vanguard Growth Lifestrategy Division 52.................................       19,841,634            2,970,424
Vanguard Moderate Growth Lifestrategy Division 53........................       16,789,244            3,408,146
Vanguard Conservative Growth Lifestrategy Division 54....................        3,944,508            1,355,948
Evergreen Small Cap Equity Income, Class A Division 55...................          806,633                2,721
Evergreen Growth & Income, Class A Division 56...........................          157,474                5,525
Evergreen Value Large Cap, Class A Division 57...........................          362,212                5,123
NAF VPS II AG Core Bond Division 58......................................        2,557,724              168,465
NAF VPS II AG Strategic Bond Division 59.................................          920,111              203,072
NAF VPS II AG High Yield Bond Division 60................................        1,066,589              206,569
Janus Fund Division 61...................................................        3,480,109                    -
INVESCO Blue Chip Growth, Investor Class Division 62.....................        1,012,476               62,715
Warbug Pincus Small Company Growth, Common Class Division 63.............          458,864                6,639
MAS Mid Cap Growth, Adviser Class Division 64............................          724,927               77,608
Evergreen Special Equity Division 65.....................................          129,824                    -
Sit Small Cap Growth Division 66.........................................          464,142                   84
Sit Mid Cap Growth Division 67...........................................          251,507                5,635
Ariel Fund Division 68...................................................          170,323                    -
Ariel Appreciation Division 69...........................................          218,691               17,639
Lou Holland Growth Division 70...........................................          159,115                    -
Dreyfus Basic GNMA Division 71...........................................          895,548               13,095
NAF VPS I T. Rowe Price Blue Chip Growth Division 72.....................        1,292,919                2,127
NAF VPS I T. Rowe Price Health Sciences Division 73......................        3,417,559                    -
                                                                           ------------------------------------
Total....................................................................  $ 9,674,018,267     $  5,615,499,191
                                                                           ====================================

--------------------------------------------------------------------------------

================================================================================
 50             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units

The Company offers contract owners standard units, enhanced -20bp units, and enhanced -40bp units. The increase (decrease) in accumulation units for the periods ended December 31, 2000 and 1999 are as follows:

                                                                            NAF VPS I AG                     NAF VPS I AG
                                                                      Capital Conservation Fund      Capital Conservation Fund
                                                                             Division 1                       Division 7
                                                                    ---------------------------     ---------------------------
                                                                       For the        For the          For the        For the
                                                                     Year Ended     Year Ended       Year Ended     Year Ended
                                                                    December 31,   December 31,     December 31,   December 31,
                                                                        2000           1999             2000           1999
                                                                    ---------------------------     ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................     1,415,413        1,689,443      24,749,727     28,751,662
Accumulation units for purchase payments received .............        15,340            7,625       1,505,124      2,493,112
Decrease for surrendered contracts ............................      (175,671)        (163,729)     (2,273,285)    (2,451,317)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (93,067)        (117,926)     (3,325,211)    (4,043,730)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................     1,162,015        1,415,413      20,656,355     24,749,727
                                                                    ---------------------------     ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................            --               --          95,480             --
Accumulation units for purchase payments received .............            --               --          17,064          1,311
Decrease for surrendered contracts ............................            --               --         (18,017)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --         147,326         94,169
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         241,853         95,480
                                                                    ---------------------------     ---------------------------


ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................            --               --         194,756             --
Accumulation units for purchase payments received .............            --               --          34,086        215,255
Decrease for surrendered contracts ............................            --               --         (18,767)       (14,186)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................            --               --          (9,077)        (6,313)
                                                                    ---------------------------     ---------------------------
Accumulation units at end of period ...........................            --               --         200,998        194,756
                                                                    ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     1,162,015        1,415,413      21,099,206     25,039,963
                                                                    ===========================     ===========================

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           51
================================================================================

         NAF VPS I AG 1                  NAF VPS I AG 1                  NAF VPS I AG                    NAF VPS I AG
       Money Market Fund               Money Market Fund               MidCap Index Fund             Asset Allocation Fund
          Division 2                      Division 6                      Division 4                      Division 5
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
    For the         For the         For the         For the         For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2000            1999            2000            1999            2000            1999            2000            1999
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,632,469       1,700,333     233,940,123     147,547,687     151,288,816     169,039,887      61,240,667      60,237,818
      13,538          56,091      68,218,866      64,720,255       8,352,926      10,966,999       3,264,542       4,778,895
    (178,127)       (110,243)    (50,409,051)    (43,563,597)    (10,598,028)     (9,762,355)     (4,639,385)     (4,216,934)

     134,104         (13,712)    (11,632,979)     65,235,778      (2,846,247)    (18,955,715)     (6,906,247)        440,888
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
   1,601,984       1,632,469     240,116,959     233,940,123     146,197,467     151,288,816      52,959,577      61,240,667
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       9,613,663       5,325,479         523,908              --         673,135              --
          --              --       1,054,846       5,728,071         147,930          21,494         100,331          15,305
          --              --        (377,305)     (3,440,849)        (27,313)         (2,594)        (17,397)         (2,562)

          --              --         897,704       2,000,962       1,395,835         505,008         322,250         660,392
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --      11,188,908       9,613,663       2,040,360         523,908       1,078,319         673,135
 ----------------------------    ----------------------------    ----------------------------    ----------------------------


          --              --       7,687,167             476       1,244,725              --         516,580          31,350
          --              --       3,464,938       7,200,089         439,935       1,132,848         157,851         595,375
          --              --      (2,101,718)       (660,765)       (129,517)        (58,056)        (85,779)        (22,434)

          --              --        (165,168)      1,147,367         499,605         169,933         (46,685)        (87,711)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
          --              --       8,885,219       7,687,167       2,054,748       1,244,725         541,967         516,580
 ----------------------------    ----------------------------    ----------------------------    ----------------------------

   1,601,984       1,632,469     260,191,086     251,240,953     150,292,575     153,057,449      54,579,863      62,430,382
 ============================    ============================    ============================    ============================

================================================================================
 52                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS I AG                  NAF VPS I AG
                                                                   Government Securities Fund         Stock Index Fund
                                                                           Division 8                   Division 10A
                                                                  ---------------------------   ---------------------------
                                                                     For the        For the        For the        For the
                                                                   Year Ended     Year Ended     Year Ended     Year Ended
                                                                  December 31,   December 31,   December 31,   December 31,
                                                                      2000           1999           2000           1999
                                                                  ---------------------------   ---------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    45,292,728     53,729,671     21,421,375     23,726,504
Accumulation units for purchase payments received .............     3,067,979      5,094,626         99,474        117,449
Decrease for surrendered contracts ............................    (3,648,203)    (4,248,881)    (1,908,463)    (1,676,844)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (5,508,659)    (9,282,688)      (656,556)      (745,734)
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................    39,203,845     45,292,728     18,955,830     21,421,375
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................       243,537             --             --             --
Accumulation units for purchase payments received .............        63,909          1,786             --             --
Decrease for surrendered contracts ............................        (4,349)          (384)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       521,152        242,135             --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       824,249        243,537             --             --
                                                                  ---------------------------   ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       338,782             --             --             --
Accumulation units for purchase payments received .............        54,419        464,706             --             --
Decrease for surrendered contracts ............................       (20,978)       (31,972)            --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (131,733)       (93,952)            --             --
                                                                  ---------------------------   ---------------------------
Accumulation units at end of period ...........................       240,490        338,782             --             --
                                                                  ---------------------------   ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    40,268,584     45,875,047     18,955,830     21,421,375
                                                                  ===========================   ===========================

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    53
================================================================================

          NAF VPS I AG                    NAF VPS I AG                     NAF VPS I AG                   NAF VPS I AG
        Stock Index Fund                Stock Index Fund                 Stock Index Fund         International Equities Fund
          Division 10B                    Division 10C                     Division 10D                   Division 11
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
    For the          For the        For the         For the          For the         For the        For the         For the
  Year Ended       Year Ended     Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
 December 31,     December 31,   December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
     2000             1999           2000            1999             2000            1999           2000            1999
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
   1,005,615       1,131,113     766,975,696     691,680,049       5,858,523       6,655,796      94,415,343     101,811,751
       7,099           3,915     106,069,942      85,102,067          39,387          65,246       5,061,421       7,361,259
    (113,409)       (115,209)    (55,968,481)    (41,025,586)       (478,732)       (477,997)     (7,416,865)     (6,365,745)

     (30,395)        (14,204)    (33,083,152)     31,219,166        (356,906)       (384,522)     (8,720,329)     (8,391,922)
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
     868,910       1,005,615     783,994,005     766,975,696       5,062,272       5,858,523      83,339,570      94,415,343
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      18,855,858       6,859,835              --              --         348,851              --
          --              --       2,042,764       8,137,446              --              --         237,688          19,671
          --              --     (15,057,141)        (34,067)             --              --        (128,718)         (6,362)

          --              --      26,784,691       3,892,644              --              --       1,080,998         335,542
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      32,626,172      18,855,858              --              --       1,538,819         348,851
 -----------------------------   ----------------------------     ----------------------------   ----------------------------



          --              --      11,637,991          30,811              --              --         274,636              --
          --              --       3,340,212       9,139,755              --              --          41,354         196,432
          --              --        (982,376)       (357,391)             --              --         (11,128)         (3,786)

          --              --        (449,878)      2,824,816              --              --        (104,071)         81,990
 -----------------------------   ----------------------------     ----------------------------   ----------------------------
          --              --      13,545,949      11,637,991              --              --         200,791         274,636
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

     868,910       1,005,615     830,166,126     797,469,545       5,062,272       5,858,523      85,079,180      95,038,830
 -----------------------------   ----------------------------     ----------------------------   ----------------------------

================================================================================
 54             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                            NAF VPS I AG
                                                                           NAF VPS I AG               International Government
                                                                       Social Awareness Fund                 Bond Fund
                                                                            Division 12                     Division 13
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    136,226,993     114,382,494      90,136,603      97,473,851
Accumulation units for purchase payments received .............     20,365,917      21,095,739      11,451,182      12,093,970
Decrease for surrendered contracts ............................     (8,452,216)     (5,774,213)     (9,804,819)     (5,469,289)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................    (17,807,539)      6,522,973     (20,698,718)    (13,961,929)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................    130,333,155     136,226,993      71,084,248      90,136,603
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      3,028,346       1,218,871       1,058,856         408,156
Accumulation units for purchase payments received .............        290,250       1,105,489         101,811         256,956
Decrease for surrendered contracts ............................     (2,334,174)         (1,614)       (744,053)           (349)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      3,418,863         705,600       1,444,501         394,093
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................      4,403,285       3,028,346       1,861,115       1,058,856
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................        631,193           1,451         308,660           1,531
Accumulation units for purchase payments received .............        132,377         829,652          30,762         731,209
Decrease for surrendered contracts ............................        (72,982)       (110,191)        (26,557)        (50,362)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (37,438)        (89,719)        (20,344)       (373,718)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period ...........................        653,150         631,193         292,521         308,660
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    135,389,590     139,886,532      73,237,884      91,504,119
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           55
================================================================================

                                                                                                         NAF VPS I
         NAF VPS I AG                    NAF VPS I                      NAF VPS I AG                   T. Rowe Price
     Small Cap Index Fund            Core Equity Fund              Growth & Income Fund          Science & Technology Fund
         Division 14                    Division 15                     Division 16                     Division 17
---------------------------    ----------------------------    ----------------------------    ----------------------------
   For the        For the         For the         For the         For the         For the         For the         For the
 Year Ended     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
December 31,   December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
    2000           1999            2000            1999            2000            1999            2000            1999
---------------------------    ----------------------------    ----------------------------    ----------------------------
94,031,183     107,321,016     460,108,285     494,997,996     124,329,201     129,550,695     517,699,561     418,601,069
 6,840,735       9,771,905      49,862,011      59,686,335      10,027,033      12,510,229      84,872,257      55,483,486
(6,986,624)     (6,274,128)    (30,786,493)    (26,719,865)     (9,346,988)     (7,914,402)    (37,876,177)    (22,697,270)

(3,099,111)    (16,787,610)    (82,015,083)    (67,856,181)    (14,991,004)     (9,817,321)     29,578,383      66,312,276
---------------------------    ----------------------------    ----------------------------    ----------------------------
90,786,183      94,031,183     397,168,720     460,108,285     110,018,242     124,329,201     594,274,024     517,699,561
---------------------------    ----------------------------    ----------------------------    ----------------------------


   522,127            --         8,377,232       4,324,799         660,621            --        11,744,052       3,228,389
   221,479          17,478         580,736       1,781,493         239,585           7,488       1,830,123       5,480,195
   (31,622)         (3,285)     (6,178,071)         (3,803)        (87,011)           (792)     (8,722,305)         (7,823)

 1,046,995         507,934       8,188,241       2,274,743         712,264         653,925      19,598,532       3,043,291
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,758,979         522,127      10,968,138       8,377,232       1,525,459         660,621      24,450,402      11,744,052
---------------------------    ----------------------------    ----------------------------    ----------------------------


   949,989          58,824       3,034,597           3,571         704,903            --         3,286,480           6,377
   330,955         889,779         463,208       3,640,779         188,457         896,032         641,497       3,089,250
   (76,568)        (29,252)       (261,439)       (294,211)        (60,399)        (67,780)       (698,260)       (148,636)

   233,274          30,638        (434,231)       (315,542)        (87,268)       (123,349)        830,638         339,489
---------------------------    ----------------------------    ----------------------------    ----------------------------
 1,437,650         949,989       2,802,135       3,034,597         745,693         704,903       4,060,355       3,286,480
---------------------------    ----------------------------    ----------------------------    ----------------------------

93,982,812      95,503,299     410,938,993     471,520,114     112,289,394     125,694,725     622,784,781     532,730,093
===========================    ============================    ============================    ============================

--------------------------------------------------------------------------------

================================================================================
 56            NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                             NAF VPS I
                                                                       Founders/T. Rowe Price                Templeton
                                                                           Small Cap Fund          Asset Strategy Fund, Class 1
                                                                            Division 18                     Division 19
                                                                   ----------------------------    ----------------------------
                                                                      For the         For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period......................    351,855,473     474,215,229     137,266,658     190,963,707
Accumulation units for purchase payments received..............     26,734,336       3,056,845      10,310,052      15,109,988
Decrease for surrendered contracts.............................    (25,744,851)    (25,365,385)    (11,128,744)    (10,995,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................    (38,110,489)   (100,051,216)    (15,787,924)    (57,811,106)
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................    314,734,469     351,855,473     120,660,042     137,266,658
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................      2,046,085            --           485,669            --
Accumulation units for purchase payments received..............        312,539          85,558          77,748           5,750
Decrease for surrendered contracts.............................        (75,397)        (15,829)        (13,722)         (7,988)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      2,416,578       1,976,356         660,898         487,907
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................      4,699,805       2,046,085       1,210,593         485,669
                                                                   ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................     23,669,214            --        18,489,196            --
Accumulation units for purchase payments received..............        563,756      41,940,798       3,250,945       4,159,244
Decrease for surrendered contracts.............................     (1,886,323)     (2,773,842)     (1,821,117)     (1,260,159)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net.....................................      3,102,027     (15,497,742)     (1,520,679)     15,590,111
                                                                   ----------------------------    ----------------------------
Accumulation units at end of period............................     25,448,674      23,669,214      18,398,345      18,489,196
                                                                   ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    344,882,948     377,570,772     140,268,980     156,241,523
                                                                   ============================    ============================

--------------------------------------------------------------------------------

================================================================================
                                     NOTES TO FINANCIAL STATEMENTS           57
================================================================================

          NAF VPS I                        NAF VPS I
       American Century                American Century                     Vanguard                      Vanguard
  International Growth Fund          Income & Growth Fund           Long-Term Corporate Fund       Long-Term Treasury Fund
         Division 20                     Division 21                      Division 22                    Division 23
----------------------------    ----------------------------     ----------------------------   ----------------------------
   For the         For the         For the         For the          For the         For the        For the         For the
 Year Ended      Year Ended      Year Ended      Year Ended       Year Ended      Year Ended     Year Ended      Year Ended
December 31,    December 31,    December 31,    December 31,     December 31,    December 31,   December 31,    December 31,
    2000            1999            2000            1999             2000            1999           2000            1999
----------------------------    ----------------------------     ----------------------------   ----------------------------
372,176,780     452,419,089     146,888,390     159,815,811      49,616,245      44,122,646     110,102,115      86,673,300
 27,858,379      20,608,146      28,409,750      31,015,356      12,670,742      11,931,469      26,744,597      31,229,264
(26,825,529)    (24,029,305)    (13,384,289)     (8,130,947)     (4,835,582)     (3,078,766)     (9,294,537)     (6,546,427)

(66,065,398)    (76,821,150)     (3,345,774)    (35,811,830)     (9,269,629)     (3,359,104)       (520,747)     (1,254,022)
----------------------------    ----------------------------     ----------------------------   ----------------------------
307,144,232     372,176,780     158,568,077     146,888,390      48,181,776      49,616,245     127,031,428     110,102,115
----------------------------    ----------------------------     ----------------------------   ----------------------------


  2,084,490            --         6,367,461       4,494,005       4,060,325       2,949,044       7,578,682       3,682,809
    221,612         146,063         700,655         998,121         154,459         890,621         460,645       2,771,260
    (73,075)        (22,668)     (5,503,925)         (4,797)     (3,802,161)         (1,180)     (6,244,531)        (14,424)

  1,970,064       1,961,095       8,335,626         880,132       4,223,808         221,840       8,383,197       1,139,037
----------------------------    ----------------------------     ----------------------------   ----------------------------
  4,203,091       2,084,490       9,899,817       6,367,461       4,636,431       4,060,325      10,177,993       7,578,682
----------------------------    ----------------------------     ----------------------------   ----------------------------


 19,529,937            --         2,230,357           3,163       3,874,406             883       1,466,945           7,820
  3,386,658      26,021,323         780,176       2,034,695         982,614       3,873,523         411,531       1,729,182
 (1,825,284)     (1,504,459)       (205,564)       (127,566)       (518,869)           --          (199,090)        (19,243)

 (1,592,137)     (4,986,927)        (71,736)        320,065        (465,738)           --           145,741        (250,814)
----------------------------    ----------------------------     ----------------------------   ----------------------------
 19,499,174      19,529,937       2,733,233       2,230,357       3,872,413       3,874,406       1,825,127       1,466,945
----------------------------    ----------------------------     ----------------------------   ----------------------------

330,846,497     393,791,207     171,201,127     155,486,208      56,690,620      57,550,976     139,034,548     119,147,742
============================    ============================     ============================   ============================

================================================================================
 58                 NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)



                                                                             Vanguard                        Vanguard
                                                                         Windsor II Fund                 Wellington Fund
                                                                           Division 24                     Division 25
                                                                   ----------------------------    ----------------------------
                                                                      For the        For the         For the         For the
                                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                                   December 31,    December 31,    December 31,    December 31,
                                                                       2000            1999            2000            1999
                                                                   ----------------------------    ----------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    426,529,299     372,737,595     328,701,408     253,840,498
Accumulation units for purchase payments received .............     93,138,387     100,997,211      81,385,567      77,532,594
Decrease for surrendered contracts ............................    (34,209,465)    (21,916,141)    (27,813,731)    (17,914,772)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................   (107,440,906)    (25,289,366)    (87,834,418)     15,243,088
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................    378,017,315     426,529,299     294,438,826     328,701,408
                                                                   ---------------------------     ---------------------------
ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     20,846,053      13,800,156      28,195,817      19,636,072
Accumulation units for purchase payments received .............        966,961       6,123,454         864,417       7,575,292
Decrease for surrendered contracts ............................    (19,871,196)         (2,842)    (26,926,085)        (12,079)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     22,228,050         925,285      27,551,693         996,532
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     24,169,868      20,846,053      29,685,842      28,195,817
                                                                   ---------------------------     ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     18,903,967          29,953      13,813,418           9,214
Accumulation units for purchase payments received .............      5,241,844      15,634,457       3,359,842      11,129,037
Decrease for surrendered contracts ............................     (1,200,185)       (444,384)       (962,300)       (220,931)
Increase (decrease) for transfers - interdivision and from (to)
VALIC general account, net ....................................     (4,325,963)      3,683,941      (2,468,270)      2,896,098
                                                                   ---------------------------     ---------------------------
Accumulation units at end of period ...........................     18,619,663      18,903,967      13,742,690      13,813,418
                                                                   ---------------------------     ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    420,806,846     466,279,319     337,867,358     370,710,643
                                                                   ===========================     ===========================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                               NOTES TO FINANCIAL STATEMENTS                 59
================================================================================

                                             Putnam
            Putnam                   OTC & Emerging Growth                   Putnam                    Neuberger & Berman
New Opportunities Fund - Class A         Fund - Class A             Global Growth Fund, Class A        Guardian Trust Fund
           Division 26                     Division 27                     Division 28                   Division 29/(1)/
--------------------------------  -----------------------------    ----------------------------    -----------------------------
    For the          For the          For the         For the         For the         For the         For the          For the
  Year Ended       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2000             1999             2000            1999            2000            1999            2000             1999
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  386,064,440     280,523,297      170,725,977     129,463,792     181,916,991     101,468,260      40,241,067      45,261,146
  106,607,277      76,168,935       73,330,854      22,401,108      67,680,261      35,854,841       6,749,189       8,352,744
  (32,579,897)    (14,558,724)     (17,441,497)     (3,370,087)    (15,526,970)     (5,678,042)     (2,962,898)     (2,553,872)

   69,516,775      43,930,932      101,523,710      22,231,164      59,920,360      50,271,932     (44,027,358)    (10,818,951)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
  529,608,595     386,064,440      328,139,044     170,725,977     293,990,642     181,916,991              --      40,241,067
--------------------------------  -----------------------------    ----------------------------    -----------------------------

   19,231,737      10,725,927        6,570,152       3,092,839      11,313,375       6,153,771       1,406,229       1,012,671
    3,344,601       7,328,857        2,105,776       2,711,990       2,244,214       4,555,014          76,022         273,728
  (18,073,726)        (13,984)      (5,952,029)         (3,563)    (10,549,015)         (4,108)     (1,263,310)             --

   32,880,539       1,190,937       18,184,261         768,886      20,560,348         608,698        (218,941)        119,830
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   37,383,151      19,231,737       20,908,160       6,570,152      23,568,922      11,313,375              --       1,406,229
--------------------------------  -----------------------------    ----------------------------    -----------------------------


   21,386,431          10,797        1,605,024           3,073       7,494,551           5,761         112,799             253
    8,218,739      12,665,925          805,979       3,590,711       3,165,071       4,604,648             223         196,982
   (1,881,191)       (471,513)        (265,893)     (2,923,259)       (816,456)       (128,409)        (17,631)         (1,071)

    5,631,970       9,181,222        1,198,780         934,499       2,289,456       3,012,551         (95,391)        (83,365)
--------------------------------  -----------------------------    ----------------------------    -----------------------------
   33,355,949      21,386,431        3,343,890       1,605,024      12,132,622       7,494,551              --         112,799
--------------------------------  -----------------------------    ----------------------------    -----------------------------

  600,347,695     426,682,608      352,391,094     178,901,153     329,692,186     200,724,917              --      41,760,095
================================  =============================    ============================    =============================

================================================================================
 60                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                         NAF VPS I
                                                                          Founders                          American
                                                                     Large Cap Growth Fund             Century Ultra Fund
                                                                          Division 30                      Division 31
                                                                  -----------------------------   ------------------------------
                                                                    For the          For the        For the           For the
                                                                   Year Ended       Year Ended     Year Ended        Year Ended
                                                                  December 31,     December 31,   December 31,      December 31,
                                                                      2000            1999            2000            1999
                                                                  -----------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................    357,129,398     250,777,959     411,119,880     209,221,513
Accumulation units for purchase payments received .............     92,326,749      76,672,387     135,222,074      97,039,857
Decrease for surrendered contracts ............................    (31,725,586)    (14,231,254)    (31,212,556)    (15,080,667)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     (2,762,592)     43,910,306      36,661,985     119,939,177
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................    414,967,969     357,129,398     551,791,383     411,119,880
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................     16,160,159       7,720,189      20,827,045       8,116,612
Accumulation units for purchase payments received .............      1,938,357       7,424,730       3,706,636      11,159,706
Decrease for surrendered contracts ............................    (15,053,007)         (2,035)    (18,874,923)        (18,655)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................     24,394,266       1,017,275      32,395,071       1,569,382
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     27,439,775      16,160,159      38,053,829      20,827,045
                                                                  ----------------------------    ----------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     23,525,351          12,861       1,613,349          23,002
Accumulation units for purchase payments received .............      7,465,026      16,671,985          82,447       1,680,150
Decrease for surrendered contracts ............................     (1,882,670)       (406,753)       (697,579)        (31,837)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................      1,087,813       7,247,258         896,530         (57,966)
                                                                  ----------------------------    ----------------------------
Accumulation units at end of period ...........................     30,195,520      23,525,351       1,894,747       1,613,349
                                                                  ----------------------------    ----------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    472,603,264     396,814,908     591,739,959     433,560,274
                                                                  ============================    ============================



/(1)/ Fund was no longer offered as of December 8, 2000.

________________________________________________________________________________

================================================================================
                  NOTES TO FINANCIAL STATEMENTS                              61
================================================================================


                                                                                                         NAF VPS II
          Templeton                            NAF VPS I                American General                 J.P. Morgan
        Foreign Fund                 International Growth Fund      International Value Fund        Small Cap Growth Fund
         Division 32                       Division 33                   Division 34/(1)/                 Division 35
-----------------------------     -----------------------------    ---------------------------   -----------------------------
  For the           For the          For the         For the          For the        For the       For the          For the
Year Ended        Year Ended       Year Ended       Year Ended      Year Ended     Year Ended     Year Ended       Year Ended
December 31,     December 31,     December 31,     December 31,    December 31,   December 31,   December 31,     December 31,
    2000             1999             2000             1999            2000            1999          2000             1999
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 219,168,378     198,626,023         167,387              --         337,242              --         298,665              --
  46,257,237      41,754,678         543,251         198,944         422,792         195,630         806,648         266,595
 (19,244,544)     (9,772,500)         (5,084)        (22,765)        (26,123)        (11,967)        (50,946)        (18,572)

 (27,188,239)    (11,439,823)      3,231,709          (8,792)       (733,911)        153,579       1,770,788          50,642
-----------------------------     -----------------------------    ---------------------------   -----------------------------
 218,992,832     219,168,378       3,937,263         167,387              --         337,242       2,825,155         298,665
-----------------------------     -----------------------------    ---------------------------   -----------------------------


   8,660,425       5,437,288           5,641              --         177,255              --         119,661              --
     509,226       2,444,648          76,209           1,572          61,331         155,572         133,073         119,537
  (8,035,356)         (1,641)             --              --              --          (4,283)        (13,939)             --

  12,061,226         780,130         761,036           4,069        (238,586)         25,966         237,852             124
----------------------------      -----------------------------    ---------------------------   -----------------------------
  13,195,521       8,660,425         842,886           5,641              --         177,255         476,647         119,661
----------------------------      -----------------------------    ---------------------------   -----------------------------


     503,020           2,605         329,526              --          72,570              --       2,975,505              --
       3,554         689,055         273,996         148,906          59,319          39,348       1,631,517       1,332,705
     (46,555)       (109,252)        (40,470)         (9,299)         (7,503)             --        (331,217)        (64,853)

     (25,565)        (79,388)        453,543         189,919        (124,386)         33,222       2,123,828       1,707,653
----------------------------      -----------------------------    ---------------------------   -----------------------------
     434,454         503,020       1,016,595         329,526              --          72,570       6,399,633       2,975,505
----------------------------      -----------------------------    ---------------------------   -----------------------------

 232,622,807     228,331,823       5,796,744         502,554              --         587,067       9,701,435       3,393,831
============================      =============================    ===========================   =============================


________________________________________________________________________________

================================================================================
 62                      NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                                    NAF VPS II
                                                                        NAF VPS II                    INVESCO
                                                                    Small Cap Value Fund         MidCap Growth Fund
                                                                         Division 36                 Division 37
                                                                  --------------------------  ---------------------------
                                                                    For the       For the       For the        For the
                                                                   Year Ended    Year Ended    Year Ended     Year Ended
                                                                  December 31,  December 31,  December 31,   December 31,
                                                                      2000           1999         2000          1999
                                                                  --------------------------  ---------------------------
STANDARD UNITS
Accumulation units at beginning of period......................      166,013            --       477,094            --
Accumulation units for purchase payments received..............       99,577       165,714       648,033       480,526
Decrease for surrendered contracts.............................       (4,853)      (12,171)      (28,383)      (18,934)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................    1,954,458        12,470     2,257,846        15,502
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................    2,215,195       166,013     3,354,590       477,094
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period......................          232            --         1,244            --
Accumulation units for purchase payments received..............        1,022            --        83,710         1,039
Decrease for surrendered contracts.............................           --            --            --            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       86,291           232       569,577           205
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................       87,545           232       654,531         1,244
                                                                  --------------------------  ---------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period......................       80,739            --       393,589            --
Accumulation units for purchase payments received..............       38,162        41,191       151,662       320,282
Decrease for surrendered contracts.............................      (10,412)           --       (20,596)       (5,225)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net...................................       43,631        39,548       167,820        78,532
                                                                  --------------------------  ---------------------------
Accumulation units at end of period............................      152,120        80,739       692,475       393,589
                                                                  --------------------------  ---------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD......................    2,454,860       246,984     4,701,596       871,927
                                                                  ==========================  ===========================

--------------------------------------------------------------------------------

================================================================================
                     NOTES TO FINANCIAL STATEMENTS                           63
================================================================================

         NAF VPS II                   NAF VPS II                     NAF VPS II
      Neuberger Berman               Goldman Sachs                  State Street                 NAF VPS II AG
      MidCap Value Fund           Large Cap Growth Fund         Large Cap Value Fund       Socially Responsible Fund
         Division 38                  Division 39                    Division 40                  Division 41
-----------------------------  ---------------------------   ---------------------------  ----------------------------
  For the          For the       For the        For the        For the        For the       For the         For the
 Year Ended       Year Ended    Year Ended     Year Ended     Year Ended     Year Ended    Year Ended      Year Ended
December 31,     December 31,  December 31,   December 31,   December 31,   December 31,  December 31,    December 31,
   2000              1999          2000          1999            2000           1999          2000           1999
-----------------------------  ---------------------------   ---------------------------  ----------------------------
    223,437              --       519,825              --       216,072             --        282,396              --
    394,277          97,398       814,906         501,180       396,276        194,043        282,703         247,965
    (34,750)        (13,765)      (41,449)        (30,451)      (13,625)       (20,511)       (16,998)        (20,764)

  5,791,434         139,804       897,748          49,096       533,811         42,540        273,657          55,195
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  6,374,398         223,437     2,191,030         519,825     1,132,534        216,072        821,758         282,396
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


    142,103              --        95,862              --           221             --        106,148              --
     28,570         151,387       187,151          95,397        14,986            221        147,487          75,719
     (7,060)         (6,744)      (13,587)             --            --             --        (11,847)             --

    523,775          (2,540)      165,990             465       118,483             --      1,049,233          30,429
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
    687,388         142,103       435,416          95,862       133,690            221      1,291,021         106,148
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------


  1,116,041              --     9,513,851              --       287,197             --      2,715,174              --
    568,050         733,504     3,381,439       6,582,201       143,250        245,424        932,467       1,831,726
   (121,633)         (7,504)     (817,741)       (200,576)      (18,802)        (8,531)      (307,233)        (14,451)

  1,136,322         390,041       486,238       3,132,226       (67,677)        50,304       (544,440)        897,899
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------
  2,698,780       1,116,041    12,563,787       9,513,851       343,968        287,197      2,795,968       2,715,174
------------     ------------  -----------    ------------   -----------    ------------  ------------    ------------

  9,760,566       1,481,581    15,190,233      10,129,538     1,610,192        503,490      4,908,747       3,103,718
============     ============  ===========    ============   ===========    ============  ============    ============

--------------------------------------------------------------------------------

================================================================================
64                       NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          American General                American General
                                                                           Balanced Fund                 Domestic Bond Fund
                                                                          Division 42/(1)/                Division 43/(1)/
                                                                    ---------------------------     --------------------------
                                                                      For the         For the         For the        For the
                                                                     Year Ended      Year Ended      Year Ended     Year Ended
                                                                    December 31,    December 31,    December 31,   December 31,
                                                                        2000            1999            2000           1999
                                                                    ---------------------------     --------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................         461,870              --         188,580             --
Accumulation units for purchase payments received .............         236,975         328,741         176,839        189,510
Decrease for surrendered contracts ............................         (36,186)        (14,349)        (18,426)       (28,063)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................        (662,659)        147,478        (346,993)        27,133
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --         461,870              --        188,580
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................          38,339              --              --             --
Accumulation units for purchase payments received .............          19,404          38,240           2,359             --
Decrease for surrendered contracts ............................            (633)             --              --             --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................         (57,110)             99          (2,359)            --
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --          38,339              --             --
                                                                    ---------------------------     --------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................       1,968,894              --         370,695             --
Accumulation units for purchase payments received .............         568,056         883,304          53,763        447,719
Decrease for surrendered contracts ............................        (128,471)        (44,206)        (34,676)        (1,569)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (2,408,479)      1,129,796        (389,782)       (75,455)
                                                                    ---------------------------     --------------------------
Accumulation units at end of period ...........................              --       1,968,894              --        370,695
                                                                    ---------------------------     --------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................              --       2,469,103              --        559,275
                                                                    ===========================     ==========================

(1) Fund was no longer offered as of December 8, 2000.

================================================================================
                       NOTES TO FINANCIAL STATEMENTS                          65
================================================================================

                                           NAF VPS I
       NAF VPS II AG 2                       Putnam                         NAF VPS I AG                          Janus
      Money Market Fund                 Opportunities Fund             Nasdaq-100(R) Index Fund          Adviser Worldwide Fund
         Division 44                        Division 45                      Division 46                       Division 47
----------------------------    -------------------------------     -------------------------------    ---------------------------
   For the         For the      For the Period        For the       For the Period       For the        For the          For the
 Year Ended       Year Ended     Oct. 2, 2000 to     Year Ended     Oct. 2, 2000 to     Year Ended     Year Ended       Year Ended
December 31,     December 31,      December 31,     December 31,      December 31,      December 31,   December 31,    December 31,
    2000             1999              2000             1999              2000              1999           2000            1999
----------------------------    -------------------------------     -------------------------------    ---------------------------
  4,089,393               --                --               --                  --              --             --              --
  6,120,524        4,363,951            35,602               --              29,025              --         27,710              --
 (1,277,388)        (214,808)              (14)              --                (225)             --           (142)             --

  5,952,580          (59,750)           73,303               --           4,013,821              --      2,437,773              --
----------------------------    -------------------------------    --------------------------------     --------------------------
 14,885,109        4,089,393           108,891               --           4,042,621              --      2,465,341              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


  1,844,830               --                --               --                  --              --             --              --
  1,863,051        2,176,488                12               --               1,780              --            346              --
 (4,170,581)        (448,769)               --               --                  --              --             --              --

  9,323,073          117,111                --               --             214,962              --        103,271              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
  8,860,373        1,844,830                12               --             216,742              --        103,617              --
----------------------------    -------------------------------     -------------------------------    ---------------------------


         --               --                --               --                  --              --             --              --
      1,274               --                --               --                 291              --            296              --
         --               --                --               --                  --              --             --              --

         --               --             4,289               --              69,252              --          1,939              --
----------------------------    -------------------------------     -------------------------------    ---------------------------
      1,274               --             4,289               --              69,543              --          2,235              --
----------------------------    -------------------------------    --------------------------------    ---------------------------

 23,746,756        5,934,223           113,192               --           4,328,906              --      2,571,193              --
============================    ===============================     ===============================    ===========================

================================================================================
 66                    NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                           NAF VPS II AG                      NAF VPS II AG
                                                                Aggressive Growth Lifestyle Fund    Moderate Growth Lifestyle Fund
                                                                            Division 48                        Division 49
                                                                --------------------------------    -------------------------------
                                                                      For the         For the            For the          For the
                                                                    Year Ended      Year Ended         Year Ended       Year Ended
                                                                   December 31,    December 31,       December 31,     December 31,
                                                                       2000            1999               2000             1999
                                                                --------------------------------    -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................       139,443             --             215,575             --
Accumulation units for purchase payments received .............     1,664,029        147,977           1,789,733        225,445
Decrease for surrendered contracts ............................       (39,066)        (6,680)            (29,560)       (18,548)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     1,299,933         (1,854)          3,059,291          8,678
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     3,064,339        139,443           5,035,039        215,575
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................        46,149             --             213,355             --
Accumulation units for purchase payments received .............       114,060         46,603             131,170        203,596
Decrease for surrendered contracts ............................       (57,302)            --              (1,226)            --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       357,260           (454)            521,381          9,759
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................       460,167         46,149             864,680        213,355
                                                                --------------------------------    -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................     1,674,512             --           3,491,046             --
Accumulation units for purchase payments received .............       700,417      1,701,141           1,530,398      3,648,403
Decrease for surrendered contracts ............................      (226,631)       (29,541)           (718,004)       (84,343)
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................       (20,721)         2,912           2,287,199        (73,014)
                                                                --------------------------------    -------------------------------
Accumulation units at end of period ...........................     2,127,577      1,674,512           6,590,639      3,491,046
                                                                --------------------------------    -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................     5,652,083      1,860,104          12,490,358      3,919,976
                                                                ================================    ===============================

/(1)/ Fund was no longer offered as of December 8, 2000.

--------------------------------------------------------------------------------

================================================================================
                            NOTES TO FINANCIAL STATEMENTS                    67
================================================================================

        NAF VPS II AG
         Conservative                  T.Rowe Price                    Vanguard                        Vanguard
     Growth Lifestyle Fund             Small Cap Fund           LifeStrategy Growth Fund   LifeStrategy Moderate Growth Fund
          Division 50                 Division 51/(1)/                Division 52                     Division 53
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    For the          For the       For the        For the       For the         For the         For the        For the
  Year Ended       Year Ended    Year Ended     Year Ended    Year Ended      Year Ended      Year Ended     Year Ended
 December 31,     December 31,  December 31,   December 31,  December 31,    December 31,    December 31,   December 31,
     2000             1999          2000           1999          2000            1999            2000           1999
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    203,221             --        821,977            122      1,591,689             --        1,354,406             --
    456,953        187,252        766,767        909,686      2,926,616      1,727,501        1,814,631      1,428,218
    (55,639)        (1,184)      (872,143)       (38,708)      (852,977)       (31,253)        (807,271)       (34,523)

  2,558,479         17,153       (716,601)       (49,123)     3,629,642       (104,559)         981,238        (39,289)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  3,163,014        203,221             --        821,977      7,294,970      1,591,689        3,343,004      1,354,406
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


    246,969             --        249,245             --      1,468,333             --        2,152,244             --
    307,034        247,439         91,146        216,184        804,697      1,425,863          774,183      2,411,164
     (5,320)            --        (25,656)       (28,286)      (107,768)       (27,169)        (161,108)      (114,984)

    186,420           (470)      (314,735)        61,347        102,093         69,639          122,639       (143,936)
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
    735,103        246,969             --        249,245      2,267,355      1,468,333        2,887,958      2,152,244
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------


  1,160,286             --      5,672,360             --     15,310,158             --       22,135,061             --
    504,840      1,220,102      2,005,181      4,302,819      7,365,530      9,924,109       10,602,156     17,865,681
   (230,917)       (40,683)      (394,780)      (102,611)    (1,659,282)      (102,684)      (2,464,768)      (431,210)

     97,501        (19,133)    (7,282,761)     1,472,152       (256,185)     5,488,733       (1,313,928)     4,700,590
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------
  1,531,710      1,160,286             --      5,672,360     20,760,221     15,310,158       28,958,521     22,135,061
 ------------------------------ ---------------------------  ----------------------------  ---------------------------------

  5,429,827      1,610,476             --      6,743,582     30,322,546     18,370,180       35,189,483     25,641,711
 ============================== ===========================  ============================  =================================

================================================================================
 68                             NOTES TO FINANCIAL STATEMENTS
================================================================================

Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          Vanguard
                                                                        LifeStrategy                     Evergreen
                                                                  Conservative Growth Fund      Small Cap Value Fund, Class A
                                                                        Division 54                     Division 55
                                                                 ----------------------------   -------------------------------
                                                                    For the        For the         For the     For the Period
                                                                   Year Ended     Year Ended      Year Ended  Jan. 4, 1999 to
                                                                  December 31,   December 31,    December 31,   December 31,
                                                                     2000           1999            2000           1999
                                                                 ----------------------------   -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................      554,101            --             244           --
Accumulation units for purchase payments received .............      639,109       586,097         158,457          244
Decrease for surrendered contracts ............................     (269,759)      (19,952)           (129)          --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      508,279       (12,044)        555,922           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    1,431,730       554,101         714,494          244
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................      375,819            --              --           --
Accumulation units for purchase payments received .............      170,916       427,401             462           --
Decrease for surrendered contracts ............................      (52,586)      (37,236)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................      (11,642)      (14,346)          9,505           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................      482,507       375,819           9,967           --
                                                                 ----------------------------   -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................    3,665,491            --              --           --
Accumulation units for purchase payments received .............    1,868,529     2,207,564             743           --
Decrease for surrendered contracts ............................     (572,830)     (105,249)             --           --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net ..................................     (352,514)    1,563,176             605           --
                                                                 ----------------------------   -------------------------------
Accumulation units at end of period ...........................    4,608,676     3,665,491           1,348           --
                                                                 ----------------------------   -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................    6,522,913     4,595,411         725,809          244
                                                                 ============================   ===============================

--------------------------------------------------------------------------------

================================================================================
                                NOTES TO FINANCIAL STATEMENTS               69
================================================================================

           Evergreen
   Growth and Income Fund,                Evergreen                         NAF VPS II AG                      NAF VPS II AG
           Class A                   Value Fund, Class A                    Core Bond Fund                  Strategic Bond Fund
         Division 56                     Division 57                          Division 58                       Division 59
------------------------------   -------------------------------   -------------------------------   ------------------------------
  For the      For the Period        For the    For the Period          For the         For the          For the         For the
Year Ended     Jan. 4, 1999 to     Year Ended   Jan. 4, 1999 to       Year Ended       Year Ended       Year Ended      Year Ended
December 31,     December 31,      December 31,  December 31,        December 31,     December 31,     December 31,    December 31,
   2000             1999              2000           1999               2000              1999            2000             1999
------------------------------   -------------------------------   -------------------------------   ------------------------------
       175              --           4,240              --                54,349             --          2,324              --
    35,934           5,458          59,835           4,240                65,379         52,047         59,787           2,449
       (29)             --          (3,204)             --                (2,713)            (8)            (9)           (125)

    95,391          (5,283)        219,019              --               697,270          2,310        150,470              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
   131,471             175         279,890           4,240               814,285         54,349        212,572           2,324
------------------------------   -------------------------------   -------------------------------   ------------------------------


     5,326              --              --              --                10,700             --             --              --
     1,642              52             516              --                   937         10,700            936              --
        --              --              --              --                    --             --             --              --

     3,286           5,274          27,206              --                 6,175             --             --              --
------------------------------   -------------------------------   -------------------------------   ------------------------------
    10,254           5,326          27,722              --                17,812         10,700            936              --
------------------------------   -------------------------------   -------------------------------   ------------------------------

        --              --              --              --                    --             --         33,066              --
       126              --              --              --                 1,856             --         22,184          29,235
        --              --              --              --                    --             --           (355)             --

        44              --              --              --               297,475             --         93,450           3,831
------------------------------   -------------------------------   -------------------------------   ------------------------------
       170              --              --              --               299,331             --        148,345          33,066
------------------------------   -------------------------------   -------------------------------   ------------------------------

   141,895           5,501         307,612           4,240             1,131,428         65,049        361,853          35,390
==============================   ===============================   ===============================   ==============================

--------------------------------------------------------------------------------

================================================================================
70                       NOTES TO FINANCIAL STATEMENTS
================================================================================

   Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                          NAF VPS II AG                         Janus
                                                                       High Yield Bond Fund                      Fund
                                                                           Division 60                        Division 61
                                                                ------------------------------   ----------------------------------
                                                                      For the      For the          For the Period      For the
                                                                    Year Ended    Year Ended       Dec. 8, 2000 to     Year Ended
                                                                   December 31,  December 31,        December 31,      December 31,
                                                                       2000          1999                2000              1999
                                                                 -----------------------------   ----------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................     136,423            --                 --                 --
Accumulation units for purchase payments received...............     138,566       161,380             32,863                 --
Decrease for surrendered contracts..............................      (6,876)       (1,372)              (662)                --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................     162,896       (23,585)         3,508,910                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................     431,009       136,423          3,541,111                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................       2,397          --                   --                 --
Accumulation units for purchase payments received...............      19,120         1,926              2,154                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................      22,874           471            136,180                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................      44,391         2,397            138,334                 --
                                                                 -------------------------       -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................         410          --                   --                 --
Accumulation units for purchase payments received...............          --          --                  534                 --
Decrease for surrendered contracts..............................          --          --                   --                 --
Increase (decrease) for transfers - interdivision and from (to)
  VALIC general account, net....................................        (410)          410              1,644                 --
                                                                 -------------------------       -------------------------------
Accumulation units at end of period.............................          --           410              2,178                 --
                                                                 -------------------------       -------------------------------
TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................     475,400       139,230          3,681,623                 --
                                                                 =========================       ===============================

================================================================================
                         NOTES TO FINANCIAL STATEMENTS                        71
================================================================================

                INVESCO                     Small Company Growth Fund -             MAS                          Evergreen
 Blue Chip Growth Fund - Investor Class             Common Class            Mid Cap Growth Portfolio    Special Equity Fund, Class A
             Division 62                             Division 63                  Division 64                    Division 65
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 For the Period      For the              For the Period     For the     For the Period    For the     For the Period      For the
 Dec. 8, 2000 to    Year Ended            Dec. 8, 2000 to  Year Ended   Dec. 8. 2000 to   Year Ended   Dec. 8, 2000 to   Year Ended
  December 31,     December 31,            December 31,    December 31,   December 31,   December 31,    December 31,   December 31,
      2000            1999                     2000           1999           2000            1999          2000             1999
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
        --                   --                    --              --              --            --             --               -
     9,468                   --                17,924              --           4,043            --          4,990               -
       (72)                  --                   (62)             --            (379)           --            (28)              -

 1,078,766                   --               464,868              --         644,194            --        138,849               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
 1,088,162                   --               482,730              --         647,858            --        143,811               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       260                   --                 1,613              --              98            --             --               -
        --                   --                    --              --              --            --             --               -

    21,336                   --                 7,004              --           2,580            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
    21,596                   --                 8,617              --           2,678            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------


        --                   --                    --              --              --            --             --               -
       419                   --                    --              --              24            --            268               -
        --                   --                    --              --              --            --             --               -

     1,934                   --                    --              --              --            --             --               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------
     2,353                   --                    --              --              24            --            268               -
---------------------------------------  ------------------------------ ----------------------------- ------------------------------

 1,112,111                   --               491,347              --         650,560            --        144,079               -
=======================================  ============================== ============================= ==============================

================================================================================
 72                        NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                               Sit                             Sit
                                                                       Small Cap Growth Fund            Mid Cap Growth Fund
                                                                             Division 66                    Division 67
                                                                   -----------------------------  -------------------------------
                                                                     For the Period   For the      For the Period       For the
                                                                    Dec. 8, 2000 to  Year Ended   Dec. 8, 2000 to     Year Ended
                                                                     December 31,   December 31,    December 31,     December 31,
                                                                         2000          1999             2000             1999
                                                                   -----------------------------  -------------------------------
STANDARD UNITS
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............           5,602         --              6,461              --
Decrease for surrendered contracts ............................             (29)        --                (39)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................         517,933         --            269,501              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................         523,506         --            275,923              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -20BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............             276         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................           3,047         --                346              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................           3,323         --                346              --
                                                                   -----------------------------  -------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period .....................              --         --                 --              --
Accumulation units for purchase payments received .............              --         --                 --              --
Decrease for surrendered contracts ............................              --         --                 --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net .................................             425         --                 --              --
                                                                   -----------------------------  -------------------------------
Accumulation units at end of period ...........................             425         --                 --              --
                                                                   -----------------------------  -------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD .....................         527,254         --            276,269              --
                                                                   =============================  ===============================

================================================================================
                        NOTES TO FINANCIAL STATEMENTS                        73
================================================================================

                Ariel                  Ariel Appreciation                      Lou Holland                        Dreyfus
                Fund                            Fund                           Growth Fund                   Basic GNMA Fund
             Division 68                    Division 69                         Division 70                     Division 71
-------------------------------   ------------------------------    ------------------------------  -------------------------------
For the Period       For the      For the Period      For the       For the Period       For the    For the Period        For the
Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended     Dec. 8, 2000 to    Year Ended   Dec. 8, 2000 to     Year Ended
 December 31,      December 31,    December 31,     December 31,     December 31,     December 31,    December 31,     December 31,
     2000              1999            2000             1999             2000             1999            2000            1999
-------------------------------   ------------------------------    ------------------------------  -------------------------------
            --             --                  --            --                  --            --                --             --
        (9,521)            --             (11,021)           --               2,685            --               580             --
           (12)            --                (466)           --                 (16)           --               (24)            --

       168,770             --             208,428            --             154,210            --           733,475             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
       159,237             --             196,941            --             156,879            --           734,031             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  24            --                --             --
            --             --                  --            --                  --            --                --             --

           364             --                  32            --                  --            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           364             --                  32            --                  24            --           122,043             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------


            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --
            --             --                  --            --                  --            --                --             --

           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------
           128             --                 119            --                 304            --                --             --
-------------------------------   ------------------------------    ------------------------------  -------------------------------

       159,729             --             197,092            --             157,207            --           856,074             --
===============================   ==============================    ==============================  ===============================

================================================================================
74                         NOTES TO FINANCIAL STATEMENTS
================================================================================


Note G - Net Increase (Decrease) in Accumulation Units (continued)

                                                                                  NAF VPS I                     NAF VPS I
                                                                                T. Rowe Price                 T. Rowe Price
                                                                           Blue Chip Growth Fund          Health Sciences Fund
                                                                                 Division 72                   Division 73
                                                                   -------------------------------   ------------------------------
                                                                   For the Period        For the      For the Period      For the
                                                                   Dec. 8, 2000 to     Year Ended    Dec. 8, 2000 to    Year Ended
                                                                    December 31,      December 31,     December 31,    December 31,
                                                                        2000              1999              2000            1999
                                                                   -------------------------------   ------------------------------
STANDARD UNITS
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............            7,874             --           34,683              --
Decrease for surrendered contracts..............................              (68)                         (1,273)             --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................        1,329,161             --        3,365,480              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................        1,336,967             --        3,398,890              --
                                                                   -------------------------------   ------------------------------


ENHANCED UNITS -20BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............              134             --            1,315              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................            2,440             --           58,826              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................            2,574             --           60,141              --
                                                                   -------------------------------   ------------------------------

ENHANCED UNITS -40BP
Accumulation units at beginning of period.......................               --             --               --              --
Accumulation units for purchase payments received...............               89             --              640              --
Decrease for surrendered contracts..............................               --             --               --              --
Increase (decrease) for transfers - interdivision and from (to)
   VALIC general account, net...................................           19,404             --           36,198              --
                                                                   -------------------------------   ------------------------------
Accumulation units at end of period.............................           19,493             --           36,838              --
                                                                   -------------------------------   ------------------------------

TOTAL ACCUMULATION UNITS AT END OF PERIOD.......................        1,359,034             --        3,495,869              --
                                                                   ===============================   ==============================

            The Variable Annuity Life Insurance Company
            is a member of American General Financial Group.
            American General Financial Group is the marketing
            name  for  American   General   Corporation   and  its subsidiaries.

                                 PRINTED MATTER

                      PRINTED IN U.S.A. VA 9079-1 REV 5/01

              "The Variable Life Insurance Company, Houston, Texas

                                                                  Recycled Paper

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
           CONTRACT FORM UIT-981 AND INDEPENDENCE PLUS CONTRACT SERIES

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements Filed with Part A:

          Selected Purchase Unit Data for each Fund

     Filed with Part B:

     (i)  Audited Financial Statements The Variable Annuity Life Insurance
          Company

          Report of Independent Auditors

          Consolidated Balance Sheets Consolidated Statements of Income

          Consolidated Statements of Changes in Stockholder Equity

          Consolidated Statements of Cash Flows

          Notes to Consolidated Financial Statements

     (ii) Audited Financial Statements

          The Variable Annuity Life Insurance Company Separate Account A -

          Statement of Net Assets

          Statement of Operations Statements of Changes in Net Assets

          Notes to Financial Statements

          Report of Independent Accountants

     All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

     (b)  Exhibits

1. Resolution adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A.(1)

2.    Not Applicable.

3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Marketing Company.(1)

4(a). Form of Individual Annuity Contract (Form UIT-981).(1)

4(b). Form of Individual Annuity Contract (Form UIT-585-96).(1)

4(c). Form of Group Annuity Contract (Form UITG-585-96).(1)

4(d). Form of Certificate of Participation under Group Annuity Contract (Form
      UITG-CB-585-96).(1)

5(a). Form of Application for Annuity Contract (Form UIT-981, UIT-585-96 and
      UITG-CB-585-96).(2)

5(b). Form of Group Master Application for Flexible Payment Group Annuity
      Contract (Form UITG-585-96).(1)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable
      Annuity Life Insurance Company, effective as of April 28, 1989.(1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of
      Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990.(1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance
      Company as amended through March 4, 1992.(2)

7.    Not Applicable.

8.    Not Applicable.

9. Opinion and consent of counsel as to the legality of securities issued. (2)

10.   Consent of Independent Auditors.

11.   Not Applicable.

12.   Not Applicable.

13.   Calculation of standard and nonstandard performance information.(1)

14.   Not Applicable.

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988. Such form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.(2)

--------------------

(1) Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 18, 1997.

(2) Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The directors and principal officers of the Company as of February 20, 2001 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.


NAMES AND PRINCIPAL                         POSITIONS AND OFFICES
BUSINESS ADDRESS                            HELD WITH DEPOSITOR
----------------                            -------------------

         Officer                                              Title
         -------                                              -----
         John A. Graf                       Chief Executive Officer
         Robert P. Condon                   President
         Kent E. Barrett                    Executive Vice President & Chief Financial Officer
         Alice T. Kane                      President - AG Fund Group
         Kathleen Adamson                   Executive Vice President - Operations Administration
         Michael J. Akers                   Senior Vice President & Chief Actuary
         Richard L. Bailey                  Senior Vice President - Planning and Expense Management
         Michael A. Betts                   Senior Vice President - Systems
         Rebecca G. Campbell                Senior Vice President - Human Resources
         Mary L. Cavanaugh                  Executive Vice President, General Counsel & Secretary
         Jennifer D. Cobbs                  Senior Vice President - Field Sales Development
         Kenneth E. Coffey                  Senior Vice President - National Marketing Director
         David H. den Boer                  Senior Vice President & Chief Compliance Officer
         Terry Eleftheriou                  Senior Vice President - Finance
         Sharla A. Jackson                  Senior Vice President - Customer Service Amarillo
         Stephen G. Kellison                Senior Vice President - Product Management
         Richard Lindsay                    Senior Vice President - Marketing
         Rosalia Nolan                      Senior Vice President - Institutional Services
         Thomas G. Norwood                  Senior Vice President - Broker/Dealer Operations
         Larry Robinson                     Senior Vice President - Product Development
         Robert E. Steele                   Senior Vice President - Specialty Products
         Jane E. Bates                      Vice President - Broker/Dealer Compliance

         Rosemary Beauvais                  Vice President - Corporate Technology Services
         Mary C. Birmingham                 Vice President, Group Plan Services and Annuity Compensation
         James D. Bonsall                   Vice President, Financial Systems
         Gregory Stephen Broer              Vice President - Actuarial
         Richard A. Combs                   Vice President - Actuarial
         Neil J. Davidson                   Vice President - Actuarial
         Jill A. Etta                       Vice President - Variable Annuity Sales
         Terry B. Festervand                Vice President & Treasurer
         Daniel Fritz                       Vice President - Actuarial
         Michael D. Gifford                 Vice President - Case Development
         Joseph G. Girgenti                 Vice President - Sales Support
         Albert J. Gutierrez                Vice President & Investment Officer
         Joan M. Keller                     Vice President, Client Service Processing
         Calvin King                        Vice President - North Houston CCC
         Traci P. Langford                  Vice President - Account Management
         Jerry L. Livers                    Vice President - PPGA Sales
         Edward P. Millay                   Vice President & Controller
         Cindy Moore                        Vice President - Budget & Expense Management
         Deanna Osmonson                    Vice President - Insurance Sales Practices, Compliance
         Rembert R. Owen, Jr.               Vice President & Assistant Secretary
         Steven D. Rubinstein               Vice President - Financial Planning & Reporting
         Keith Schlosser                    Vice President - Sales Executive Administration
         Richard W. Scott                   Vice President & Chief Investment Officer
         Gary N. See                        Vice President - Group Actuarial
         Nancy K. Shumbera                  Vice President - Business Solution Development
         Brenda Simmons                     Vice President - Client Contribution Services
         David Snyder                       Vice President - Electronic Commerce
         Paula K. Flatt Snyder              Vice President - AGRS Marketing Communications
         James P. Steele                    Vice President - Specialty Products
         Kenneth R. Story                   Vice President - Information Technology
         Brian R. Toldan                    Vice President - General Auditor
         Julia S. Tucker                    Vice President - Investment Officer
         Krien Verberkmoes                  Vice President - Sales Compliance
         William A. Wilson                  Vice President - Government Affairs
         Roger E. Hahn                      Investment Officer
         C. Scott Inglis                    Investment Officer
         Gordon S. Massie                   Investment Officer
         Craig R. Mitchell                  Investment Officer
         W. Larry Mask                      Real Estate Investment Officer & Assistant Secretary
         D. Lynne Walters                   Tax Officer
         Pauletta P. Cohn                   Assistant Secretary
         Kurt Bernlohr                      Assistant Secretary
         Lauren W. Jones                    Assistant Secretary

         Christine W. McGinnis              Assistant Secretary
         Connie E. Pritchett                Assistant Secretary
         Daniel R. Cricks                   Assistant Tax Officer
         Eric Alexander                     Assistant Treasurer
         Paul Hoepfl                        Assistant Treasurer
         Kristy L. McWilliams               Assistant Treasurer
         William H. Murray                  Assistant Treasurer
         Tara S. Rock                       Assistant Treasurer
         Carolyn Roller                     Assistant Treasurer
         Marilyn S. Zlotnick                Assistant Controller
         Leslie K. Bates                    Administrative Officer
         Donald L. Davis                    Administrative Officer
         Robert A. Demchak                  Administrative Officer
         Ted D. Hennis                      Administrative Officer
         William L. Hinkle                  Administrative Officer
         William R. Keller, Jr.             Administrative Officer
         Fred M. Lowery                     Administrative Officer
         James F. McCulloch                 Administrative Officer
         Michael M. Mead                    Administrative Officer
         Kathryn T. Smith                   Administrative Officer


ITEM 26. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

              SUBSIDIARIES OF AMERICAN GENERAL CORPORATION(1),(2),(3),(4),(5)

The following is a list of American General Corporation's subsidiaries as of February 28, 2001. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).



                                                                                                 Jurisdiction of
                                    Name                                                         Incorporation
---------------------------------------------------------------------------------                ---------------
AGC Life Insurance Company......................................................                 Missouri
American General Property Insurance Company(16).................................                 Tennessee
      American General Property Insurance Company of Florida....................                 Florida
   American General Life and Accident Insurance Company(6) .....................                 Tennessee
   American General Life Insurance Company(7) ..................................                 Texas
      American General Annuity Service Corporation .............................                 Texas
      American General Life Companies ..........................................                 Delaware
     American General Life Insurance Company of New York .......................                 New York
      The Winchester Agency Ltd. ...............................................                 New York
      The Variable Annuity Life Insurance Company ..............................                 Texas
         Parkway 1999 Trust(17) ................................................                 Maryland
         PESCO Plus, Inc(14)....................................................                 Delaware

         American General Gateway Services, L.L.C.(15)..........................                 Delaware
         The Variable Annuity Marketing Company ................................                 Texas
         American General Financial Advisors, Inc...............................                 Texas
         American General Retirement Services Company ..........................                 Texas
         VALIC Trust Company ...................................................                 Texas
         American General Assignment Corporation of New York ...................                 New York
   The Franklin Life Insurance Company .........................................                 Illinois
      The American Franklin Life Insurance Company .............................                 Illinois
      Franklin Financial Services Corporation ..................................                 Delaware
   HBC Development Corporation .................................................                 Virginia
   Templeton American General Life of Bermuda, Ltd(13)..........................                 Bermuda
   Western National Corporation.................................................                 Delaware
      WNL Holding Corp..........................................................                 Delaware
         American General Annuity Insurance Company.............................                 Texas
         American General Assignment Corporation................................                 Texas
         American General Distributors, Inc. ...................................                 Delaware
         A.G. Investment Advisory Services, Inc. ...............................                 Delaware
         American General Financial Institution Group, Inc......................                 Delaware
         WNL Insurance Services, Inc............................................                 Delaware
American General Asset Management Corp. ........................................                 Delaware
American General International, Inc. ...........................................                 Delaware
American General Enterprise Services, Inc. .....................................                 Delaware
American General Corporation* ..................................................                 Delaware
American General Delaware Management Corporation(1) ............................                 Delaware
American General Finance, Inc. .................................................                 Indiana
   HSA Residential Mortgage Services of Texas, Inc..............................                 Delaware
   AGF Investment Corp. ........................................................                 Indiana
   American General Auto Finance, Inc. .........................................                 Delaware
   American General Finance Corporation(8) .....................................                 Indiana
      American General Finance Group, Inc. .....................................                 Delaware
         American General Financial Services, Inc.(9) ..........................                 Delaware
             The National Life and Accident Insurance Company ..................                 Texas
      Merit Life Insurance Co. .................................................                 Indiana
      Yosemite Insurance Company ...............................................                 Indiana
   American General Finance, Inc................................................                 Alabama
   A.G. Financial Service Center, Inc. .........................................                 Utah
   American General Bank, FSB ..................................................                 Utah
   American General Financial Center, Inc.* ....................................                 Indiana
   American General Financial Center, Incorporated* ............................                 Indiana
   American General Financial Center Thrift Company* ...........................                 California
   Thrift, Incorporated* .......................................................                 Indiana
American General Funds Distributors, Inc. ......................................                 Delaware
American General Investment Advisory Services, Inc.* ...........................                 Texas
American General Investment Holding Corporation(10).............................                 Delaware
   American General Investment Management, L.P.(10).............................                 Delaware
American General Investment Management Corporation(10)..........................                 Delaware
American General Realty Investment Corporation .................................                 Texas

   AGLL Corporation11...........................................................                 Delaware
   American General Land Holding Company .......................................                 Delaware
      AG Land Associates, LLC(11)...............................................                 California
   GDI Holding, Inc.*(12) ......................................................                 California
   Pebble Creek Service Corporation ............................................                 Florida
   SR/HP/CM Corporation ........................................................                 Texas
Green Hills Corporation ........................................................                 Delaware
Knickerbocker Corporation ......................................................                 Texas
   2929 Allen Parkway Venture, L.P.(19).........................................                 Texas
      American General International Investment, Inc. ..........................                 Delaware
   American Athletic Club, Inc. ................................................                 Texas
Pavilions Corporation...........................................................                 Delaware
USLIFE Corporation..............................................................                 Delaware
   All American Life Insurance Company..........................................                 Illinois
   American General Assurance Company...........................................                 Illinois
      American General Indemnity Company........................................                 Nebraska
      USLIFE Credit Life Insurance Company of Arizona...........................                 Arizona
   American General Life Insurance Company of Pennsylvania......................                 Pennsylvania
   I.C. Cal* ...................................................................                 California
   North Central Administrators, Inc............................................                 Minnesota
   North Central Life Insurance Company.........................................                 Minnesota
      North Central Caribbean Life, Ltd.........................................                 Nevis
   The Old Line Life Insurance Company of America...............................                 Wisconsin
   The United States Life Insurance Company in the City of New York.............                 New York
   American General Bancassurance Services, Inc.................................                 Illinois
      USMRP, Ltd................................................................                 Turks &
                                                                                                 Caicos
         The Huntington National Life Insurance Company(18).....................                 Arizona
   USLIFE Realty Corporation....................................................                 Texas
         USLIFE Real Estate Services Corporation................................                 Texas
   USLIFE Systems Corporation...................................................                 Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                      NOTES

(1) American General Capital, L.L.C., a limited liability company was formed in the State of Delaware on March 28, 1995. The limited liability interests are jointly owned by AGC and AGDMC and the business and affairs are managed by AGDMC.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
      Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

(6) AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
        American General Insurance Agency of Ohio, Inc. (Ohio)
        American General Insurance Agency of Texas, Inc. (Texas)
        American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

(9) American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(12)  AGRI owns a 75% interest in GDI Holding, Inc.

(13) AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

(14) VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(15) VALIC holds 90% of the outstanding common shares of American General Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(16) AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

(17) Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

(18) On November 17, 2000, USMRP acquired 29,000 shares of The Huntington National Life Insurance Company's preferred stock for investment purposes only. The Arizona Department of Insurance approved USMRP's disclaimer of control on November 13, 2000.

(19) 2929 Allen Parkway Venture, L.P., a limited partnership was formed in the State of Texas on February 15, 2001. American General Life Insurance Company and American General Life and Accident Insurance Company hold a 68.18% and 22.73% limited partnership interest, respectively, and Knickerbocker Corporation owns a 9.09% general partnership interest.


COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                        COMPANY ABBREVIATIONS AS USED IN
                        REGISTRATION STATEMENT AMENDMENT

                                                                                                    State/Jur.
  Abb.                                            Company                                          of Domicile
---------       ------------------------------------------------------------------------           ------------
AAL             All American Life Insurance Company.....................................               IL
AAth            American Athletic Club, Inc. ...........................................               TX
AFLI            The American Franklin Life Insurance Company ...........................               IL
AGAIC           American General Annuity Insurance Company .............................               TX
AGAMC           American General Asset Management Corp. ................................               DE
ASGN-NY         American General Assignment Corporation of New York ....................               NY
AGAC            American General Assurance Company......................................               IL
AGAS            American General Annuity Service Corporation ...........................               TX
AGBS            American General Distributors, Inc. ....................................               DE
AGB             American General Bank, FSB .............................................               UT
AGC             American General Corporation ...........................................               TX
AGCL            AGC Life Insurance Company .............................................               MO
AGDMC           American General Delaware Management Corporation .......................               DE
AGES            American General Enterprise Services, Inc. .............................               DE
AGF             American General Finance, Inc. .........................................               IN
AGFC            American General Finance Corporation ...................................               IN
AGFCI           American General Financial Center, Incorporated ........................               IN
AGFCT           American General Financial Center Thrift Company .......................               CA
AGFG            American General Finance Group, Inc. ...................................               DE
AGFDI           American General Funds Distributors, Inc. ..............................               DE
AGF Inv         AGF Investment Corp. ...................................................               IN
AGFn            A.G. Financial Service Center, Inc. ....................................               UT
AGFnC           American General Financial Center, Inc. ................................               IN
AGFS            American General Financial Services, Inc. ..............................               DE
AGFA            American General Financial Advisors, Inc................................               TX
AGFIG           American General Financial Institutions Group, Inc. ....................               DE
AGGS            American General Gateway Services, L.L.C................................               DE
AGIA            American General Insurance Agency, Inc. ................................               MO
AGIAH           American General Insurance Agency of Hawaii, Inc. ......................               HI
AGIAM           American General Insurance Agency of
                    Massachusetts, Inc. ................................................               MA
AGIAO           American General Insurance Agency of Ohio, Inc. ........................               OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc. ....................               OK
AGIAS           A.G. Investment Advisory Services, Inc..................................               DE
AGIAT           American General Insurance Agency of Texas, Inc. .......................               TX
AGII            American General International, Inc. ...................................               DE
AGIII           American General International Investment, Inc. ........................               DE
AGIHC           American General Investment Holding Corporation ........................               DE
AGIM            American General Investment Management, L.P. ...........................               DE
AGIMC           American General Investment Management Corporation .....................               DE
AGIND           American General Indemnity Company......................................               NE
AGL             American General Life Insurance Company ................................               TX
AGLC            American General Life Companies.........................................               DE
AGLA            American General Life and Accident Insurance Company....................               TN
AGLH            American General Land Holding Company ..................................               DE
AGLL            AGLL Corporation........................................................               DE
AGNY            American General Life Insurance Company of New York ....................               NY
AGPA            American General Life Insurance Company of Pennsylvania.................               PA
AGPIC           American General Property Insurance Company ............................               TN
AGRI            American General Realty Investment Corporation .........................               TX

AGRSC           American General Retirement Services Company............................               TX
AGSI            American General Securities Incorporated ...............................               TX
AGX             American General Exchange, Inc. ........................................               TN
ASGN            American General Assignment Corporation.................................               TX
FFSC            Franklin Financial Services Corporation ................................               DE
FL              The Franklin Life Insurance Company ....................................               IL
GHC             Green Hills Corporation ................................................               DE
HBDC            HBC Development Corporation.............................................               VA
KC              Knickerbocker Corporation ..............................................               TX
ML              Merit Life Insurance Co. ...............................................               IN
NLA             The National Life and Accident Insurance Company .......................               TX
NCA             North Central Administrators, Inc. .....................................               MN
NCL             North Central Life Insurance Company....................................               MN
NCCL            North Central Caribbean Life, Ltd.......................................               T&C
OLL             The Old Line Life Insurance Company of America..........................               WI
PKWY            Parkway 1999 Trust......................................................               MD
PAV             Pavilions Corporation...................................................               DE
PCSC            Pebble Creek Service Corporation .......................................               FL
PIFLA           American General Property Insurance Company of Florida..................               FL
PPI             PESCO Plus, Inc.........................................................               DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........................               DE
SRHP            SR/HP/CM Corporation ...................................................               TX
TAG Life        Templeton American General Life of Bermuda, Ltd.........................               BA
TI              Thrift, Incorporated ...................................................               IN
UAS             American General Bancassurance Services, Inc............................               IL
UC              USLIFE Corporation......................................................               DE
UCLA            USLIFE Credit Life Insurance Company of Arizona ........................               AZ
URC             USLIFE Realty Corporation...............................................               TX
URSC            USLIFE Real Estate Service Corporation..................................               TX
USC             USLIFE Systems Corporation..............................................               DE
USL             The United States Life Insurance Company in the City of
                New York................................................................               NY
USMRP           USMRP, Ltd..............................................................               T&C
HNLIC           The Huntington National Life Insurance Company..........................               AZ
VALIC           The Variable Annuity Life Insurance Company ............................               TX
VAMCO           The Variable Annuity Marketing Company .................................               TX
VTC             VALIC Trust Company.....................................................               TX
WA              The Winchester Agency Ltd. .............................................               NY
WIS             WNL Insurance Services, Inc.............................................               DE
WNC             Western National Corporation ...........................................               DE
WNLH            WNL Holding Corp........................................................               DE
YIC             Yosemite Insurance Company .............................................               IN

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2001, 2001, a date within 90 days prior to the date of filing, there were 28,715 individual Contract Owners and zero (0) group Contract Owners of the qualified Contracts offered by the UIT-981 prospectus of the Registrant; and 184,500 individual Contract Owners and 262,434 group Contract Owners of the qualified Contracts offered by the Independence Plus prospectus. As of March 31, 2001, there were 4,948 individual Contract Owners and 61 group Contract Owners of the non-qualified Contracts offered by the Independence Plus prospectus. The Registrant issues different contracts through other Registration Statements.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, andreasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant.



(b) The following information is furnished with respect to each officer and director of VAMCO. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

         NAME AND PRINCIPAL         POSITIONS AND OFFICES
         BUSINESS ADDRESS           WITH UNDERWRITER
         ----------------           ----------------
         Robert Condon              President and Chief Executive Officer
         Jane E. Bates              Treasurer & Chief Compliance Officer
         Jennifer D. Cobbs.         Executive Vice President - Marketing
         Steven P. Boero            Senior Vice President
         Thomas N. Lange            Senior Vice President
         Donald R. Van Putten       Vice President
         Edward Baum                Vice President
         Edward K. Boero            Vice President
         Joe H. Connell             Vice President
         David H. den Boer          Vice President
         Jay Jorgensen              Vice President
         David R. Lyle              Vice President
         John R. Mactavish          Vice President
         Joe C. Osborne             Vice President
         Keith A. Poch              Vice President
         Fred L. Roberts            Vice President
         Ron Sanchies               Vice President
         Paula K. Snyder            Vice President - Marketing Communications
         Krien Verberkmoes          Vice President - Sales Practices
         Donna M. Zucchi            Vice President
         Robyn Galerston            Assistant Vice President - Sales Literature Review
         Mary L. Cavanaugh          Secretary
         D. Lynne Walters           Tax Officer
         Pauletta P. Cohn           Assistant Secretary
         Lauren W. Jones            Assistant Secretary
         Dennis Cohen               Assistant Tax Officer
         Terry B. Festervand        Assistant Treasurer
         Tara S. Rock               Assistant Treasurer



(c) VAMCO is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by the Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

      The Variable Annuity Life Insurance Company
      2929 Allen Parkway
      Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

      1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

b. The Company hereby represents that the fees and charges deducted under these contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ADDITIONAL COMMITMENTS-WITHDRAWAL RESTRICTIONS FOR 403 (B) PLANS

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

      (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

      (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

      (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by
      Section 403(b)(11) to the attention of the potential participants;

      (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

      (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

      (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

      (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

      (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

      (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

      (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

      (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

      (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                               POWERS OF ATTORNEY

      Each person whose signature appears below hereby appoints Kent E. Barrett, Mary L. Cavanaugh and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April 2001.


                                  THE VARIABLE ANNUITY LIFE INSURANCE
                                  COMPANY SEPARATE ACCOUNT A
                                  (Registrant)

                         BY:      THE VARIABLE ANNUITY LIFE INSURANCE
                                  COMPANY
                                  (On behalf of the Registrant and itself)


                         BY:      /s/ Mary L. Cavanaugh
                            ----------------------------------------------------
                                      Mary L. Cavanaugh
                                      Executive Vice President, General
                                      Counsel and Secretary

[SEAL]


ATTEST:       /s/ Pauletta P. Cohn
        ---------------------------------------------
              Pauletta P. Cohn
              Assistant Secretary

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                            Title                              Date
---------                                            -----                              ----
                                                     Director, Chairman and             April 25, 2001
--------------------------------------------         Chief Executive Officer
John A. Graf



/s/ Kent E. Barrett                                  Director, Executive Vice           April 25, 2001
--------------------------------------------         President, Chief Financial
Kent E. Barrett                                      Officer and Principal
                                                     Accounting Officer



/s/ Bruce R. Abrams                                  Director                           April 25, 2001
--------------------------------------------
Bruce R. Abrams



/s/ M. Kathleen Adamson                              Director                           April 25, 2001
--------------------------------------------
M. Kathleen Adamson



/s/ Rebecca G. Campbell                              Director                           April 25, 2001
--------------------------------------------
Rebecca G. Campbell



/s/ Mary L. Cavanaugh                                Director                           April 25, 2001
--------------------------------------------
Mary L. Cavanaugh



/s/ Robert P. Condon                                 Director                           April 25, 2001
--------------------------------------------
Robert P. Condon

                                INDEX TO EXHIBITS
                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 30

                                       TO
                                    FORM N-4
                                       FOR
                               SEPARATE ACCOUNT A
                                       OF
                              THE VARIABLE ANNUITY
                             LIFE INSURANCE COMPANY

EXHIBIT NO.

10.   Consent of Independent Auditors